UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

Austria - 1.4%
Andritz AG	264	$15,263
Erste Group Bank AG*	648	27,996
EVN AG	488	7,624
Oesterreichische Post AG	256	11,821
OMV AG	800	46,617
Telekom Austria AG*	1,232	11,179
UNIQA Insurance Group AG	1,472	15,425
Verbund AG	584	13,770
Voestalpine AG	392	19,994

Total Austria		169,689

Belgium - 6.5%
Ackermans & van Haaren N.V.	24	4,209
Anheuser-Busch InBev S.A.	4,040	483,817
Barco N.V.	16	1,727
Bekaert S.A.	200	9,595
bpost S.A.	2,536	75,401
Cofinimmo S.A.	184	23,634
Colruyt S.A.	272	13,935
D’ieteren S.A./N.V.	128	5,874
Elia System Operator S.A./N.V.	152	8,803
Ion Beam Applications(a)	24	815
KBC Group N.V.	576	48,824
Melexis N.V.	80	7,736
Orange Belgium S.A.	1,224	28,304
Proximus SADP	1,312	45,221
Solvay S.A.	248	37,059
Umicore S.A.	224	18,534
Warehouses De Pauw CVA	72	8,129

Total Belgium		821,617

Finland - 4.8%
Amer Sports Oyj*	528	14,007
Cargotec Oyj Class B	96	6,032
DNA Oyj	72	1,260
Elisa Oyj	440	18,944
Fortum Oyj	7,032	140,410
Huhtamaki Oyj	152	6,137
Kemira Oyj	568	7,467
Kesko Oyj Class B	312	16,735
Kone Oyj Class B	928	49,149
Konecranes Oyj	264	11,722
Metso Oyj	512	18,788
Neste Oyj	600	26,209
Nokia Oyj	8,464	50,831
Nokian Renkaat Oyj	416	18,506
Orion Oyj Class B	336	15,595
Sampo Oyj Class A	1,784	94,316
Sanoma Oyj	128	1,397
Stora Enso Oyj Class R	1,680	23,734
Tieto Oyj	224	6,830
UPM-Kymmene Oyj	1,536	41,638
Valmet Oyj	368	7,235
Wartsila Oyj Abp(a)	392	27,759
YIT Oyj	136	1,113

Total Finland		605,814

France - 25.7%
Accor S.A.	256	12,722
Aeroports de Paris	88	14,232
Air Liquide S.A.	384	51,230
Airbus SE	1,208	114,833
Amundi S.A.(b)	400	33,253
Arkema S.A.	112	13,737
Atos SE	72	11,172
AXA S.A.	4,976	150,536
BNP Paribas S.A.	2,576	207,845
Bollore S.A.	1,080	5,399
Bouygues S.A.	680	32,276
Bureau Veritas S.A.	592	15,281
Capgemini SE	96	11,254
Carrefour S.A.	1,440	29,102
Casino Guichard Perrachon S.A.	304	18,034
Christian Dior SE	192	61,501
Cie de Saint-Gobain	792	47,208
Cie Generale des Etablissements Michelin	256	37,376
Cie Plastic Omnium S.A.	104	4,450
CNP Assurances	967	22,669
Coface S.A.	496	5,330
Credit Agricole S.A.	7,928	144,149
Danone S.A.	792	62,142
Dassault Systemes SE	80	8,095
Edenred	560	15,227
Eiffage S.A.	88	9,113
Electricite de France S.A.	8,012	97,323
Elior Group S.A.(b)	40	1,059
Elis S.A.(a)	56	1,500
Engie S.A.	5,906	100,332
Essilor International S.A.	96	11,888
Eurazeo S.A.	120	10,729
Eutelsat Communications S.A.	720	21,331
Fonciere Des Regions	192	19,949
Gaztransport Et Technigaz S.A.(a)	48	2,610
Groupe Eurotunnel SE Registered Shares	120	1,447
Havas S.A.	520	5,687
Hermes International	40	20,171
ICADE	152	13,561
Imerys S.A.	128	11,569
JCDecaux S.A.	96	3,595
Kering	152	60,566
Klepierre S.A.	832	32,665
L’Oreal S.A.	440	93,578
Lagardere SCA	384	12,859
Legrand S.A.	256	18,485
LVMH Moet Hennessy Louis Vuitton SE	536	147,928
Metropole Television S.A.	191	4,418
Natixis S.A.	10,512	84,133
Nexity S.A.*	168	10,268
Orange S.A.	3,936	64,492
Pernod Ricard S.A.	200	27,675
Peugeot S.A.	808	19,248
Publicis Groupe S.A.	464	32,413
Remy Cointreau S.A.	56	6,634
Renault S.A.	74	7,271
Rexel S.A.	576	9,969
Rubis SCA	112	7,141
Safran S.A.	400	40,876
Sanofi	2,256	224,058
Sartorius Stedim Biotech	16	1,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2017

Investments	Shares	Value
Schneider Electric SE*	920	$80,082
SCOR SE	424	17,782
SEB S.A.	56	10,275
Societe Generale S.A.	1,952	114,310
Sodexo S.A.	168	20,953
SPIE S.A.	256	7,046
Suez	960	17,529
Tarkett S.A.	104	4,687
Teleperformance	56	8,361
Television Francaise 1	79	1,155
Thales S.A.	232	26,270
TOTAL S.A.(a)	6,208	333,525
Unibail-Rodamco SE	160	38,918
Valeo S.A.	224	16,625
Vicat S.A.	96	7,327
Vinci S.A.	760	72,237
Vivendi S.A.	3,303	83,641
Wendel S.A.	48	7,777

Total France		3,235,202

Germany - 25.2%
Aareal Bank AG	168	7,115
adidas AG	216	48,875
Allianz SE Registered Shares	1,416	317,975
AURELIUS Equity Opportunities SE & Co. KGaA	24	1,579
Aurubis AG	72	5,834
Axel Springer SE	224	14,398
BASF SE	2,304	245,250
Bayer AG Registered Shares	1,328	181,016
Bayerische Motoren Werke AG	1,220	123,791
BayWa AG	32	1,274
Bechtle AG	80	5,994
Beiersdorf AG	120	12,914
Bilfinger SE	64	2,681
Brenntag AG	184	10,249
Carl Zeiss Meditec AG Bearer Shares	128	6,683
CECONOMY AG	112	1,319
Comdirect Bank AG	112	1,525
Continental AG	106	26,911
Covestro AG(b)	184	15,825
CTS Eventim AG & Co. KGaA	32	1,397
Daimler AG Registered Shares	4,136	329,900
Deutsche Boerse AG	320	34,694
Deutsche Lufthansa AG Registered Shares	1,320	36,687
Deutsche Post AG Registered Shares	2,568	114,347
Deutsche Telekom AG Registered Shares	10,576	197,359
Deutsche Wohnen SE Bearer Shares	520	22,082
Diebold Nixdorf AG	16	1,345
DMG MORI AG	120	7,448
Drillisch AG	152	10,663
Duerr AG	64	8,561
E.ON SE	4,352	49,268
ElringKlinger AG	520	9,694
Evonik Industries AG	1,240	44,300
Fielmann AG	112	9,707
Fraport AG Frankfurt Airport Services Worldwide	144	13,677
Freenet AG	456	15,251
Fresenius Medical Care AG & Co. KGaA	184	18,004
Fresenius SE & Co. KGaA	312	25,174
Fuchs Petrolub SE	96	4,929
GEA Group AG	96	4,368
Gerresheimer AG	16	1,239
Hamburger Hafen und Logistik AG	320	10,082
Hannover Rueck SE	360	43,389
HeidelbergCement AG	176	18,096
Hella KGaA Hueck & Co.	224	13,208
Henkel AG & Co. KGaA	272	33,104
Hochtief AG	144	24,301
Hugo Boss AG	200	17,636
Infineon Technologies AG	984	24,743
Innogy SE(b)	1,720	76,567
K+S AG Registered Shares(a)	208	5,668
KION Group AG	104	9,955
Kloeckner & Co. SE	912	11,698
Krones AG	24	3,335
LANXESS AG	72	5,682
LEG Immobilien AG	128	12,952
Linde AG	320	66,752
MAN SE	216	24,384
Merck KGaA	136	15,133
MTU Aero Engines AG	48	7,658
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	600	128,316
NORMA Group SE	8	526
OSRAM Licht AG	152	12,131
Pfeiffer Vacuum Technology AG	8	1,262
ProSiebenSat.1 Media SE	32	1,091
Rheinmetall AG	56	6,313
SAP SE	1,240	135,877
Scout24 AG(b)	32	1,309
Siemens AG Registered Shares	1,944	273,945
Software AG	128	6,250
STADA Arzneimittel AG	112	10,902
Stroeer SE & Co. KGaA	24	1,570
Suedzucker AG	256	5,501
Symrise AG	136	10,333
Talanx AG	439	17,752
Telefonica Deutschland Holding AG	3,258	18,287
ThyssenKrupp AG	232	6,877
TLG Immobilien AG	152	3,506
TUI AG	1,256	21,352
Uniper SE	512	14,043
United Internet AG Registered Shares	232	14,446
Volkswagen AG	296	50,128
VTG AG	32	1,778
Wacker Chemie AG	88	12,619
Wacker Neuson SE	96	3,186

Total Germany		3,174,945

Ireland - 0.7%
C&C Group PLC	7,248	26,134
CRH PLC	1,248	47,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2017

Investments	Shares	Value
Glanbia PLC	312	$5,883
Smurfit Kappa Group PLC	432	13,534

Total Ireland		93,169

Italy - 11.3%
A2A SpA	9,344	16,073
ACEA SpA	712	11,043
Anima Holding SpA(b)	383	3,092
Assicurazioni Generali SpA	3,287	61,242
Atlantia SpA	2,072	65,427
Azimut Holding SpA	128	2,769
Banca Generali SpA	344	11,936
Banca Mediolanum SpA	1,656	14,487
Banca Popolare di Sondrio SCPA	2,440	10,500
BPER Banca	448	2,680
Brembo SpA	560	9,480
Brunello Cucinelli SpA	48	1,489
Davide Campari-Milano SpA	1,328	9,639
De’ Longhi SpA	328	10,563
DiaSorin SpA	80	7,136
Ei Towers SpA	472	27,928
Enav SpA(b)	2,056	9,421
Enel SpA	37,054	223,187
Eni SpA	16,407	271,549
ERG SpA	1,776	28,365
FinecoBank Banca Fineco SpA	1,384	12,271
Hera SpA	3,312	10,415
Industria Macchine Automatiche SpA	104	9,879
Infrastrutture Wireless Italiane SpA(b)	2,360	15,624
Intesa Sanpaolo SpA	57,775	204,358
Intesa Sanpaolo SpA RSP	13,567	44,909
Iren SpA	4,688	12,581
Luxottica Group SpA	568	31,755
MARR SpA	232	6,116
Mediobanca SpA	2,392	25,677
Moncler SpA	176	5,081
Parmalat SpA	904	3,313
Poste Italiane SpA(b)	640	4,714
Prysmian SpA	400	13,515
RAI Way SpA(b)	1,576	8,514
Recordati SpA	392	18,073
Salvatore Ferragamo SpA	360	10,108
Saras SpA	6,568	17,610
Snam SpA	12,032	57,978
Societa Cattolica di Assicurazioni SCRL	752	6,534
Societa Iniziative Autostradali e Servizi SpA	680	10,861
Telecom Italia SpA RSP	1,920	1,444
Terna Rete Elettrica Nazionale SpA	9,416	55,012
Tod’s SpA(a)	184	13,041
Unione di Banche Italiane SpA	2,232	11,573
Unipol Gruppo Finanziario SpA	3,464	15,881

Total Italy		1,424,843

Netherlands - 6.5%
Aalberts Industries N.V.	104	5,029
ABN AMRO Group N.V. CVA(b)	1,271	38,075
Aegon N.V.	1,643	9,572
Akzo Nobel N.V.	424	39,158
Arcadis N.V.	112	2,414
ASM International N.V.	120	7,588
ASML Holding N.V.	336	57,219
BE Semiconductor Industries N.V.	152	10,575
ForFarmers N.V.	288	3,745
Gemalto N.V.	16	715
GrandVision N.V.(b)	568	14,367
Heineken Holding N.V.	336	31,579
Heineken N.V.	640	63,290
IMCD Group N.V.	24	1,472
ING Groep N.V.	13,160	242,701
Koninklijke Ahold Delhaize N.V.	392	7,331
Koninklijke DSM N.V.	416	34,062
Koninklijke KPN N.V.	5,392	18,518
Koninklijke Philips N.V.	2,192	90,517
Koninklijke Vopak N.V.	504	22,108
NN Group N.V.	1,167	48,853
Philips Lighting N.V.(b)	32	1,292
Randstad Holding N.V.	600	37,126
Wessanen	72	1,353
Wolters Kluwer N.V.	640	29,580

Total Netherlands		818,239

Portugal - 1.2%
EDP - Energias de Portugal S.A.	13,255	49,909
Galp Energia, SGPS, S.A.	2,040	36,163
Jeronimo Martins, SGPS, S.A.	1,120	22,099
Navigator Co. S.A. (The)	3,536	17,239
NOS, SGPS, S.A.	200	1,239
REN - Redes Energeticas Nacionais, SGPS, S.A.	5,984	19,483

Total Portugal		146,132

Spain - 14.1%
Abertis Infraestructuras S.A.	2,960	59,838
Acciona S.A.	112	9,010
Acerinox S.A.	784	11,308
ACS Actividades de Construccion y Servicios S.A.	880	32,620
Almirall S.A.(a)	128	1,303
Amadeus IT Group S.A.	528	34,325
Atresmedia Corp. de Medios de Comunicacion S.A.	544	5,717
Banco Bilbao Vizcaya Argentaria S.A.	24,911	222,670
Banco de Sabadell S.A.	14,375	30,012
Banco Santander S.A.	39,662	276,970
Bankia S.A.	11,256	54,292
Bankinter S.A.	1,904	18,016
Bolsas y Mercados Espanoles SHMSF S.A.	336	11,599
CaixaBank S.A.	19,343	96,957
Cia de Distribucion Integral Logista Holdings S.A.	296	7,119
Distribuidora Internacional de Alimentacion S.A.	1,360	7,934
Ebro Foods S.A.	440	10,429
EDP Renovaveis S.A.	1,336	11,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

September 30, 2017

Investments	Shares	Value
Enagas S.A.	200	$5,633
Endesa S.A.	3,024	68,193
Gas Natural SDG S.A.	3,504	77,588
Grifols S.A.	424	12,356
Grupo Catalana Occidente S.A.	176	7,413
Iberdrola S.A.	17,903	139,096
Industria de Diseno Textil S.A.	3,792	142,937
Mapfre S.A.	13,527	44,041
Prosegur Cia de Seguridad S.A.	1,304	9,758
Red Electrica Corp. S.A.	1,312	27,578
Repsol S.A.	6,560	120,904
Telefonica S.A.	19,311	209,848
Zardoya Otis S.A.	624	6,905

Total Spain		1,773,741

Switzerland - 0.6%
STMicroelectronics N.V.	3,536	68,347

United Kingdom - 1.8%
CNH Industrial N.V.	2,208	26,520
Unilever N.V. CVA	3,432	203,028

Total United Kingdom		229,548

TOTAL COMMON STOCKS
(Cost: $11,839,641)		12,561,286

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $122,630)(d)	122,630	122,630

TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Cost: $11,962,271)		12,683,916
Other Assets less Liabilities - (0.8)%		(94,991)

NET ASSETS - 100.0%		$12,588,925

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)	At September 30, 2017, the total market value of the Fund’s securities on loan was $116,799 and the total market value of the collateral held by the Fund was $122,630.

CVA - Certificaten Van Aandelen (Certificate of Stock)

RSP  - Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	714,284	EUR	844,402	USD	$25	$—
Bank of America N.A.	10/3/2017	211,106	USD	177,259	EUR	1,550	—
Bank of America N.A.	11/2/2017	873,703	USD	737,908	EUR	—	(44)
Barclays Bank PLC	10/3/2017	714,281	EUR	844,402	USD	21	—
Barclays Bank PLC	11/2/2017	873,703	USD	737,898	EUR	—	(32)
Citibank N.A.	10/3/2017	714,284	EUR	844,402	USD	25	—
Citibank N.A.	10/3/2017	211,106	USD	177,293	EUR	1,510	—
Citibank N.A.	11/2/2017	873,703	USD	737,909	EUR	—	(46)
Credit Suisse International	10/3/2017	544,216	EUR	643,356	USD	16	—
Credit Suisse International	10/3/2017	211,106	USD	177,296	EUR	1,507	—
Credit Suisse International	11/2/2017	665,682	USD	562,222	EUR	—	(38)
Goldman Sachs	10/3/2017	714,281	EUR	844,402	USD	20	—
Goldman Sachs	10/3/2017	211,106	USD	177,293	EUR	1,511	—
Goldman Sachs	11/2/2017	873,703	USD	737,896	EUR	—	(29)
JP Morgan Chase Bank N.A.	10/3/2017	3,015,693	USD	2,525,979	EUR	29,482	—
Morgan Stanley & Co. International	10/3/2017	160,847	USD	135,084	EUR	1,151	—

						$36,818	$(189)

CURRENCY LEGEND

EUR    Euro

USD    U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 7.2%
AGL Energy Ltd.	18,451	$338,341
Amcor Ltd.	36,442	434,918
AMP Ltd.	172,235	652,746
Ansell Ltd.	5,252	91,815
Aristocrat Leisure Ltd.	23,968	394,936
Asaleo Care Ltd.	31,436	38,109
ASX Ltd.	7,876	324,012
Aurizon Holdings Ltd.	80,875	310,947
Australia & New Zealand Banking Group Ltd.	100,935	2,344,279
Bank of Queensland Ltd.	33,106	337,176
Beach Energy Ltd.	263,675	170,686
Bendigo & Adelaide Bank Ltd.	34,976	318,624
BHP Billiton Ltd.	104,305	2,109,910
Boral Ltd.	42,022	223,224
Brambles Ltd.	62,473	441,175
Brickworks Ltd.	1,667	17,671
Caltex Australia Ltd.	13,585	342,169
carsales.com Ltd.	11,059	111,332
CIMIC Group Ltd.	7,850	272,311
Cleanaway Waste Management Ltd.	196,507	212,010
Coca-Cola Amatil Ltd.	54,506	330,598
Cochlear Ltd.	1,295	161,777
Commonwealth Bank of Australia	72,302	4,269,064
Computershare Ltd.	22,974	260,844
Crown Resorts Ltd.	25,612	227,291
CSL Ltd.	6,260	657,999
CSR Ltd.	54,251	201,347
Downer EDI Ltd.	50,242	266,889
Fairfax Media Ltd.	236,274	175,196
Fortescue Metals Group Ltd.	79,661	321,281
Genworth Mortgage Insurance Australia Ltd.	16,538	36,205
GrainCorp Ltd. Class A	14,939	95,651
Harvey Norman Holdings Ltd.(a)	147,429	448,839
Healthscope Ltd.	22,290	29,208
Incitec Pivot Ltd.	55,821	157,680
Insurance Australia Group Ltd.	138,995	694,727
IOOF Holdings Ltd.	36,977	323,506
IRESS Ltd.	17,722	158,384
JB Hi-Fi Ltd.(a)	3,055	54,942
Macquarie Group Ltd.	11,465	817,917
Magellan Financial Group Ltd.	8,536	164,497
Medibank Pvt Ltd.	153,675	352,097
Myer Holdings Ltd.(a)	184,749	112,347
National Australia Bank Ltd.	123,107	3,042,770
Navitas Ltd.	26,239	93,266
Newcrest Mining Ltd.	11,876	195,875
NIB Holdings Ltd.	12,548	56,515
Nine Entertainment Co. Holdings Ltd.	150,378	162,832
Orora Ltd.	123,431	300,235
Perpetual Ltd.	6,209	252,461
Premier Investments Ltd.	18,051	184,270
Primary Health Care Ltd.	48,914	118,211
QBE Insurance Group Ltd.	45,086	354,121
Qube Holdings Ltd.(a)	78,578	152,291
REA Group Ltd.	4,597	241,671
Rio Tinto Ltd.	24,390	1,273,225
Seven West Media Ltd.	75,395	39,341
Sonic Healthcare Ltd.	18,378	301,528
Star Entertainment Grp Ltd. (The)	16,953	69,703
Steadfast Group Ltd.	100,903	220,894
Suncorp Group Ltd.	58,444	598,448
Super Retail Group Ltd.	15,426	97,679
Tabcorp Holdings Ltd.	46,619	156,195
Tatts Group Ltd.	60,354	188,480
Technology One Ltd.	39,722	156,463
Telstra Corp., Ltd.	311,228	852,275
TPG Telecom Ltd.(a)	36,457	139,311
Treasury Wine Estates Ltd.	13,410	144,048
Vocus Group Ltd.(a)	16,908	31,708
Washington H Soul Pattinson & Co., Ltd.(a)	25,842	323,011
Wesfarmers Ltd.	42,648	1,383,056
Westpac Banking Corp.	91,777	2,298,649
Woodside Petroleum Ltd.	33,795	771,652
Woolworths Ltd.	46,823	926,207

Total Australia		34,931,068

Austria - 0.4%
EVN AG	29,248	456,935
OMV AG	14,761	860,132
Voestalpine AG	12,884	657,161

Total Austria		1,974,228

Belgium - 2.1%
Ackermans & van Haaren N.V.	2,705	474,401
Ageas	10,175	478,268
Anheuser-Busch InBev S.A.	48,508	5,809,163
bpost S.A.	20,736	616,529
Colruyt S.A.(a)	6,892	353,081
Elia System Operator S.A./N.V.	5,940	344,021
Euronav N.V.	5,144	42,295
KBC Group N.V.	11,786	999,025
Proximus SADP	21,293	733,906
UCB S.A.	2,994	213,185

Total Belgium		10,063,874

China - 2.6%
Beijing Enterprises Holdings Ltd.	46,500	250,042
China Everbright International Ltd.	95,000	119,195
China Jinmao Holdings Group Ltd.	656,000	330,070
China Mobile Ltd.	584,500	5,923,051
China Overseas Land & Investment Ltd.	220,000	715,429
China Power International Development Ltd.	326,000	107,266
China Resources Power Holdings Co., Ltd.	292,000	527,123
China South City Holdings Ltd.	1,114,000	318,053
CITIC Ltd.	714,000	1,054,907
CITIC Telecom International Holdings Ltd.	504,000	145,185
CNOOC Ltd.	705,000	909,829
Fosun International Ltd.	164,000	345,608
Guangdong Investment Ltd.	232,000	330,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Investments	Shares	Value
Guotai Junan International Holdings Ltd.	329,000	$104,883
Lenovo Group Ltd.	652,000	359,778
Shanghai Industrial Holdings Ltd.	68,000	205,897
Shenzhen Investment Ltd.	534,000	242,022
Sino-Ocean Group Holding Ltd.	376,000	250,805
Sun Art Retail Group Ltd.	243,000	225,556

Total China		12,465,589

Denmark - 1.3%
AP Moller - Maersk A/S Class B	209	397,096
Coloplast A/S Class B	5,252	426,347
Danske Bank A/S	24,869	994,792
DONG Energy A/S(b)	9,409	538,699
DSV A/S	1,969	148,986
GN Store Nord A/S	4,595	157,527
ISS A/S	10,144	408,029
Novo Nordisk A/S Class B	17,082	816,814
Novozymes A/S Class B	3,284	168,561
Pandora A/S	2,293	226,393
Rockwool International A/S Class B	656	178,100
Royal Unibrew A/S	7,580	415,438
Scandinavian Tobacco Group A/S Class A(b)	9,045	160,502
SimCorp A/S	2,526	154,294
Sydbank A/S	3,612	149,936
TDC A/S	34,164	200,214
Tryg A/S	28,020	647,218
Vestas Wind Systems A/S	3,284	294,761

Total Denmark		6,483,707

Finland - 1.4%
Elisa Oyj	9,520	409,890
F-Secure Oyj	36,030	181,879
Fortum Oyj	64,885	1,295,581
Kesko Oyj Class B	6,208	332,975
Kone Oyj Class B	15,513	821,608
Metso Oyj	8,308	304,866
Neste Oyj	11,983	523,445
Nokia Oyj	164,231	986,301
Nokian Renkaat Oyj	6,563	291,963
Orion Oyj Class B	4,384	203,475
Sampo Oyj Class A	17,419	920,907
Tieto Oyj	6,874	209,581
UPM-Kymmene Oyj	20,588	558,096

Total Finland		7,040,567

France - 11.3%
Accor S.A.	5,036	250,258
Aeroports de Paris	2,297	371,482
Air Liquide S.A.	5,459	728,292
Airbus SE	14,889	1,415,358
Amundi S.A.(b)	4,933	410,091
Arkema S.A.	1,570	192,566
AXA S.A.	85,940	2,599,898
BioMerieux	1,281	104,297
BNP Paribas S.A.	37,451	3,021,738
Bouygues S.A.	13,476	639,643
Capgemini SE	2,624	307,603
Carrefour S.A.	21,261	429,678
Casino Guichard Perrachon S.A.	5,262	312,156
Christian Dior SE	3,185	1,020,209
Cie de Saint-Gobain	15,099	899,998
Cie Generale des Etablissements Michelin	4,871	711,174
CNP Assurances	25,662	601,595
Credit Agricole S.A.	98,303	1,787,367
Danone S.A.	14,619	1,147,044
Dassault Systemes SE	3,621	366,389
Edenred	11,982	325,798
Electricite de France S.A.	92,685	1,125,854
Elior Group S.A.(b)	6,235	165,111
Engie S.A.	140,003	2,378,400
Essilor International S.A.	2,625	325,068
Eutelsat Communications S.A.	16,676	494,042
Gaztransport Et Technigaz S.A.	1,968	107,022
Havas S.A.(a)	34,340	375,560
Hermes International	1,258	634,368
Iliad S.A.	136	36,151
Imerys S.A.	3,614	326,630
Ingenico Group S.A.	664	62,955
Ipsen S.A.	2,956	392,966
Kering	2,611	1,040,380
Klepierre S.A.	3,813	149,702
L’Oreal S.A.	8,942	1,901,764
Legrand S.A.	6,051	436,935
LVMH Moet Hennessy Louis Vuitton SE	8,167	2,253,965
Metropole Television S.A.	12,925	298,952
Natixis S.A.	130,410	1,043,735
Neopost S.A.	3,941	153,190
Nexity S.A.*	3,010	183,970
Orange S.A.	101,634	1,665,302
Pernod Ricard S.A.	3,613	499,954
Publicis Groupe S.A.	3,351	234,088
Rallye S.A.	2,588	47,973
Remy Cointreau S.A.	2,024	239,756
Renault S.A.	8,932	877,592
Rexel S.A.	7,457	129,061
Rubis SCA	3,236	206,315
Safran S.A.	9,196	939,733
Sanofi	33,222	3,299,495
Schneider Electric SE*	16,745	1,457,574
Societe BIC S.A.	400	47,950
Societe Generale S.A.	30,383	1,779,236
Sodexo S.A.	2,956	368,678
Suez	13,039	238,080
Teleperformance	1,969	293,995
Television Francaise 1	12,144	177,520
Thales S.A.	4,597	520,523
TOTAL S.A.(a)	101,795	5,468,942
Unibail-Rodamco SE	1,968	478,691
Valeo S.A.	4,051	300,659
Veolia Environnement S.A.	15,008	346,865
Vicat S.A.	2,678	204,392
Vinci S.A.	18,437	1,752,415
Vivendi S.A.	55,031	1,393,534
Zodiac Aerospace	5,890	170,354

Total France		54,668,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Investments	Shares	Value
Germany - 8.3%
adidas AG	2,392	$541,245
Allianz SE Registered Shares	14,050	3,155,051
Axel Springer SE	4,923	316,432
BASF SE	24,770	2,636,648
Bayer AG Registered Shares	16,706	2,277,155
Bayerische Motoren Werke AG	22,535	2,286,585
Bechtle AG	3,938	295,066
Beiersdorf AG	3,971	427,342
Brenntag AG	3,941	219,511
Carl Zeiss Meditec AG Bearer Shares	5,455	284,816
CECONOMY AG	10,831	127,570
Comdirect Bank AG	2,727	37,139
Continental AG	2,898	735,736
Covestro AG(b)	4,162	357,953
CTS Eventim AG & Co. KGaA	5,907	257,892
Daimler AG Registered Shares	43,877	3,499,761
Deutsche Bank AG Registered Shares	16,145	279,237
Deutsche Boerse AG	3,540	383,805
Deutsche Lufthansa AG Registered Shares	14,352	398,892
Deutsche Post AG Registered Shares	34,143	1,520,304
Deutsche Telekom AG Registered Shares	153,800	2,870,064
Deutsche Wohnen SE Bearer Shares	10,175	432,077
DMG MORI AG	2,473	153,488
Drillisch AG	2,361	165,628
Duerr AG	272	36,384
Evonik Industries AG	11,449	409,028
Fielmann AG	2,424	210,081
Fraport AG Frankfurt Airport Services Worldwide	3,284	311,907
Freenet AG	12,683	424,176
GEA Group AG	2,407	109,525
Gerresheimer AG	985	76,261
Hamburger Hafen und Logistik AG	4,250	133,899
Hannover Rueck SE	1,652	199,108
Henkel AG & Co. KGaA	4,923	599,166
Hochtief AG	929	156,777
Hugo Boss AG	3,216	283,588
Infineon Technologies AG	3,277	82,401
Innogy SE(b)	25,066	1,115,831
K+S AG Registered Shares	8,115	221,131
Krones AG	1,546	214,844
LEG Immobilien AG	2,624	265,508
Linde AG	3,645	760,344
MAN SE	1,229	138,740
Merck KGaA	4,219	469,442
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	7,069	1,511,775
OSRAM Licht AG	3,284	262,097
ProSiebenSat.1 Media SE	26	886
RHOEN-KLINIKUM AG	11,072	372,915
SAP SE	15,964	1,749,304
Siemens AG Registered Shares	19,849	2,797,085
Software AG	3,232	157,821
Suedzucker AG	8,864	190,456
Talanx AG	9,883	399,640
Telefonica Deutschland Holding AG	158,121	887,546
TUI AG	32,934	559,879
Uniper SE	11,234	308,115
Volkswagen AG	4,406	746,156
Wacker Chemie AG	1,223	175,379
Wirecard AG	1,640	150,083

Total Germany		40,146,675

Hong Kong - 2.5%
AIA Group Ltd.	176,000	1,297,912
Bank of East Asia Ltd. (The)	18,400	79,506
BOC Hong Kong Holdings Ltd.	293,000	1,423,605
CLP Holdings Ltd.	138,000	1,414,329
Dah Sing Banking Group Ltd.	112,000	246,063
Hang Seng Bank Ltd.	35,300	860,502
Hong Kong & China Gas Co., Ltd.	380,730	715,572
Hong Kong Aircraft Engineering Co., Ltd.	30,400	199,859
Hong Kong Exchanges & Clearing Ltd.	32,500	873,801
Hopewell Holdings Ltd.	69,500	270,501
I-CABLE Communications Ltd.*	22,739	742
MTR Corp., Ltd.	146,500	855,288
New World Development Co., Ltd.	395,000	567,414
PCCW Ltd.	604,000	327,105
Power Assets Holdings Ltd.	29,000	251,175
Sino Land Co., Ltd.	438,000	769,375
Sun Hung Kai Properties Ltd.	63,000	1,023,558
Techtronic Industries Co., Ltd.	53,500	285,627
Wharf Holdings Ltd. (The)	82,000	730,690

Total Hong Kong		12,192,624

Ireland - 0.3%
C&C Group PLC	111,599	402,393
CRH PLC	13,035	497,357
Greencore Group PLC	27,223	71,660
Paddy Power Betfair PLC	386	38,523
Smurfit Kappa Group PLC	7,643	239,442

Total Ireland		1,249,375

Israel - 0.5%
B Communications Ltd.*	9,890	141,186
Bank Hapoalim BM	34,060	238,437
Bezeq Israeli Telecommunication Corp., Ltd.	271,271	387,870
First International Bank of Israel Ltd.	6,892	128,744
Frutarom Industries Ltd.	1,640	126,229
Harel Insurance Investments & Financial Services Ltd.	46,617	291,637
Israel Chemicals Ltd.	72,090	319,983
Mizrahi Tefahot Bank Ltd.	12,886	231,011
Nice Ltd.	1,313	104,740
Teva Pharmaceutical Industries Ltd.	34,877	609,750

Total Israel		2,579,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Investments	Shares	Value
Italy - 3.5%
A2A SpA	163,956	$282,021
ACEA SpA	15,797	245,019
Anima Holding SpA(b)	12,269	99,065
Ascopiave SpA	38,738	160,561
Assicurazioni Generali SpA	59,328	1,105,367
Atlantia SpA	26,267	829,421
Banca Mediolanum SpA	8,034	70,284
BPER Banca	15,823	94,652
Cementir Holding SpA	9,213	77,657
Davide Campari-Milano SpA	3,374	24,491
De’ Longhi SpA	2,624	84,501
DiaSorin SpA	3,612	322,179
Ei Towers SpA	4,234	250,522
Enav SpA(b)	72,690	333,080
Enel SpA	466,595	2,810,444
Eni SpA	124,367	2,058,372
FinecoBank Banca Fineco SpA	20,688	183,430
Hera SpA	80,219	252,261
Infrastrutture Wireless Italiane SpA(b)	49,268	326,170
Intesa Sanpaolo SpA	796,278	2,816,547
Iren SpA	150,496	403,870
Luxottica Group SpA	7,607	425,279
Parmalat SpA	113,956	417,628
Poste Italiane SpA(b)	26,950	198,489
Recordati SpA	9,229	425,510
Saras SpA	57,826	155,045
Snam SpA	144,712	697,316
Societa Iniziative Autostradali e Servizi SpA	25,224	402,865
Telecom Italia SpA RSP	128,550	96,654
Terna Rete Elettrica Nazionale SpA	136,682	798,555
Unione di Banche Italiane SpA	55,914	289,921
UnipolSai Assicurazioni SpA	171,780	401,283

Total Italy		17,138,459

Japan - 17.3%
AIT Corp.	25,600	262,447
Alpen Co., Ltd.	13,500	262,888
Amada Holdings Co., Ltd.	65,400	717,532
Astellas Pharma, Inc.	41,100	522,673
Bank of Kyoto Ltd. (The)	5,200	264,238
Benesse Holdings, Inc.	9,400	339,040
Bridgestone Corp.	24,900	1,129,475
Canon, Inc.	67,500	2,305,668
Chiba Bank Ltd. (The)	34,000	243,148
Dai-ichi Life Holdings, Inc.	32,800	588,311
Daicel Corp.	32,800	395,121
Daido Steel Co., Ltd.	4,000	237,019
Daiichi Sankyo Co., Ltd.	23,800	536,618
Daito Trust Construction Co., Ltd.	2,700	491,716
Daiwa House Industry Co., Ltd.	11,700	403,807
Daiwa Securities Group, Inc.	115,000	651,086
Denso Corp.	19,600	991,274
Eagle Industry Co., Ltd.	23,000	421,934
Eisai Co., Ltd.	7,700	395,107
FANUC Corp.	2,600	526,398
Fast Retailing Co., Ltd.	1,200	353,822
Fujitsu Ltd.	43,000	319,315
Fukuoka Financial Group, Inc.	32,000	147,826
Gfoot Co., Ltd.(a)	23,000	151,406
Goldcrest Co., Ltd.	5,300	125,620
Gunma Bank Ltd. (The)	70,400	435,290
Hachijuni Bank Ltd. (The)	72,100	450,285
Hiday Hidaka Corp.	11,300	314,210
Hitachi Chemical Co., Ltd.	28,400	778,341
Hitachi Ltd.	204,000	1,436,962
Hitachi Metals Ltd.	22,900	318,584
Hokuhoku Financial Group, Inc.	23,100	371,439
Honda Motor Co., Ltd.	60,300	1,784,921
Hulic Co., Ltd.	32,800	321,400
Idemitsu Kosan Co., Ltd.	8,000	225,647
Isetan Mitsukoshi Holdings Ltd.(a)	33,600	350,731
Isuzu Motors Ltd.	38,900	515,257
ITOCHU Corp.	65,700	1,075,691
Iyo Bank Ltd. (The)(a)	33,000	267,072
J. Front Retailing Co., Ltd.	34,000	469,684
Japan Airlines Co., Ltd.	10,100	341,676
Japan Asia Group Ltd.	62,300	240,201
Japan Post Holdings Co., Ltd.(a)	133,700	1,578,531
Japan Post Insurance Co., Ltd.	22,800	488,347
Japan Tobacco, Inc.	44,800	1,467,796
JSR Corp.	32,800	622,986
JXTG Holdings, Inc.	100,000	514,281
Kawasaki Heavy Industries Ltd.	12,800	424,146
KDDI Corp.	71,800	1,892,512
Keihanshin Building Co., Ltd.	52,800	356,018
Keiyo Co., Ltd.(a)	108,500	740,266
KFC Holdings Japan Ltd.	7,700	136,810
Komatsu Ltd.	42,900	1,219,943
Konica Minolta, Inc.(a)	19,100	156,784
Kubota Corp.	21,800	396,144
Kuraray Co., Ltd.	32,900	614,948
Lawson, Inc.	4,700	311,065
LIXIL Group Corp.	10,100	267,922
Marubeni Corp.	82,800	565,289
Mazda Motor Corp.	12,000	183,894
McDonald’s Holdings Co., Japan Ltd.	7,400	327,384
MINEBEA MITSUMI, Inc.	24,000	375,250
Mitsubishi Chemical Holdings Corp.	98,200	935,197
Mitsubishi Corp.	65,600	1,524,246
Mitsubishi Electric Corp.	35,100	548,179
Mitsubishi Heavy Industries Ltd.	18,900	747,000
Mitsubishi Materials Corp.	8,900	307,565
Mitsubishi Motors Corp.	32,000	253,009
Mitsubishi Tanabe Pharma Corp.	18,500	424,022
Mitsubishi UFJ Financial Group, Inc.	308,300	2,001,286
Mitsui & Co., Ltd.	98,500	1,455,208
Mitsui Mining & Smelting Co., Ltd.	6,700	347,008
Mizuho Financial Group, Inc.	1,017,500	1,781,631
Modec, Inc.	7,500	181,029
MOS Food Services, Inc.(a)	8,900	277,124
MS&AD Insurance Group Holdings, Inc.	27,700	891,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Investments	Shares	Value
Murata Manufacturing Co., Ltd.	2,600	$382,037
Nachi-Fujikoshi Corp.	68,000	382,392
Nagaileben Co., Ltd.	3,100	77,910
Nakanishi, Inc.	4,600	208,004
NGK Spark Plug Co., Ltd.	21,100	448,936
Nintendo Co., Ltd.	1,500	553,813
Nippon Telegraph & Telephone Corp.	57,300	2,625,115
Nissan Motor Co., Ltd.	164,300	1,626,725
NOK Corp.	9,400	210,438
Nomura Holdings, Inc.	82,900	463,972
Nomura Real Estate Holdings, Inc.	21,100	449,499
NTN Corp.	78,000	329,836
NTT DOCOMO, Inc.	111,500	2,546,180
Oji Holdings Corp.	61,000	328,939
Ono Pharmaceutical Co., Ltd.	10,800	244,611
Otsuka Holdings Co., Ltd.	10,700	424,996
Panasonic Corp.	73,300	1,061,748
Raysum Co., Ltd.	10,100	85,688
Resona Holdings, Inc.	103,100	529,399
Ricoh Co., Ltd.	23,300	226,449
SAMTY Co., Ltd.	24,400	388,874
Sega Sammy Holdings, Inc.	32,900	459,457
Seiko Epson Corp.	32,700	791,028
Seiko Holdings Corp.(a)	6,000	135,015
Sekisui House Ltd.	14,800	249,351
Seven & I Holdings Co., Ltd.	16,900	652,339
Shin-Etsu Chemical Co., Ltd.	14,500	1,295,874
SoftBank Group Corp.	6,800	548,760
Sojitz Corp.	164,000	453,107
Sompo Holdings, Inc.	19,900	773,972
Sony Financial Holdings, Inc.	23,500	385,386
Sparx Group Co., Ltd.(a)	169,400	311,516
Subaru Corp.	30,900	1,114,503
SUMCO Corp.	19,100	300,333
Sumitomo Corp.	54,000	776,431
Sumitomo Metal Mining Co., Ltd.	17,500	561,853
Sumitomo Mitsui Financial Group, Inc.	48,100	1,845,973
Sumitomo Mitsui Trust Holdings, Inc.	13,800	497,862
Sumitomo Rubber Industries Ltd.	24,000	439,639
Suzuki Motor Corp.	9,100	477,131
T&D Holdings, Inc.	32,900	477,432
Takeda Pharmaceutical Co., Ltd.	28,500	1,573,304
Tokai Tokyo Financial Holdings, Inc.	94,800	561,734
Tokio Marine Holdings, Inc.	25,600	1,001,121
Tokyo Electron Ltd.	4,400	675,450
Tokyu Fudosan Holdings Corp.	29,800	179,756
Toyo Tire & Rubber Co., Ltd.	5,900	132,555
Toyota Motor Corp.	102,774	6,126,358
Unizo Holdings Co., Ltd.	1,400	32,449
Yahoo Japan Corp.(a)	90,400	428,851
Yamaha Corp.	8,500	313,375
Yokohama Rubber Co., Ltd. (The)	8,600	177,249

Total Japan		84,139,973

Netherlands - 2.2%
Aalberts Industries N.V.	2,297	111,078
ABN AMRO Group N.V. CVA(b)	24,868	744,969
Aegon N.V.	60,639	353,275
Akzo Nobel N.V.	5,013	462,968
Arcadis N.V.	5,307	114,405
ASM International N.V.	4,453	281,589
ASML Holding N.V.	3,326	566,404
BE Semiconductor Industries N.V.	1,352	94,062
BinckBank N.V.	22,886	118,342
Brunel International N.V.(a)	2,042	32,541
Corbion N.V.	4,595	148,027
Euronext N.V.(b)	1,301	79,194
Gemalto N.V.	1,313	58,666
Heineken N.V.	9,185	908,314
IMCD Group N.V.	2,956	181,299
ING Groep N.V.	124,229	2,291,070
Koninklijke Ahold Delhaize N.V.	25,168	470,702
Koninklijke DSM N.V.	3,873	317,118
Koninklijke KPN N.V.	31,242	107,294
Koninklijke Philips N.V.	26,381	1,089,383
Koninklijke Vopak N.V.	5,770	253,104
NN Group N.V.	17,105	716,044
Randstad Holding N.V.	4,608	285,126
Steinhoff International Holdings N.V.	45,033	200,814
Wessanen	8,744	164,361
Wolters Kluwer N.V.	8,913	411,942

Total Netherlands		10,562,091

New Zealand - 0.6%
Air New Zealand Ltd.	138,645	337,763
Contact Energy Ltd.	65,934	262,150
EBOS Group Ltd.	11,742	145,404
Freightways Ltd.	49,493	278,357
Genesis Energy Ltd.	167,271	288,999
Kiwi Property Group Ltd.	178,670	174,367
Mainfreight Ltd.	7,876	141,884
Mercury NZ Ltd.	79,933	195,886
Metlifecare Ltd.	54,838	229,926
Port of Tauranga Ltd.(a)	98,552	304,921
SKY Network Television Ltd.	50,785	99,124
Trustpower Ltd.	42,721	169,548
Z Energy Ltd.	30,704	163,362

Total New Zealand		2,791,691

Norway - 1.8%
Aker ASA Class A	5,665	232,712
Aker BP ASA	21,528	416,481
American Shipping Co. ASA*	22,269	64,343
Austevoll Seafood ASA	30,862	321,790
DNB ASA	25,955	523,319
Entra ASA(b)	15,402	210,899
Gjensidige Forsikring ASA	15,836	275,727
Kongsberg Gruppen ASA	9,523	155,520
Leroy Seafood Group ASA	52,510	336,091
Marine Harvest ASA*	34,790	688,344
Norsk Hydro ASA	78,851	573,530
Ocean Yield ASA	24,069	216,189
Orkla ASA	45,635	468,372
Protector Forsikring ASA	18,386	180,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Investments	Shares	Value
Salmar ASA	6,151	$173,860
SpareBank 1 SMN	27,530	280,996
SpareBank 1 SR-Bank ASA	27,521	296,462
Statoil ASA	101,005	2,021,293
Telenor ASA	50,091	1,059,674
TGS Nopec Geophysical Co. ASA	2,626	62,514
Weifa ASA	14,474	63,276
Yara International ASA	6,083	272,578

Total Norway		8,894,705

Portugal - 0.4%
CTT - Correios de Portugal S.A.	6,422	38,704
EDP - Energias de Portugal S.A.	188,907	711,293
Galp Energia, SGPS, S.A.	33,104	586,837
Jeronimo Martins, SGPS, S.A.	15,427	304,389
REN - Redes Energeticas Nacionais, SGPS, S.A.	59,170	192,644
Semapa-Sociedade de Investimento e Gestao	12,776	244,832

Total Portugal		2,078,699

Singapore - 1.8%
Asian Pay Television Trust	316,300	132,767
CapitaLand Ltd.	229,800	605,828
City Developments Ltd.	32,600	271,997
ComfortDelGro Corp., Ltd.	98,400	150,721
CWT Ltd.	98,400	169,561
DBS Group Holdings Ltd.	65,600	1,005,775
Frasers Centrepoint Ltd.	263,200	405,087
Hutchison Port Holdings Trust	1,148,700	493,941
Keppel Corp., Ltd.	86,000	411,017
M1 Ltd.(a)	65,600	85,988
Olam International Ltd.	131,200	195,165
Oversea-Chinese Banking Corp., Ltd.	89,500	735,535
RHT Health Trust	137,700	86,699
Sembcorp Industries Ltd.	98,400	214,488
Sembcorp Marine Ltd.(a)	56,200	72,218
SIA Engineering Co., Ltd.	117,200	301,210
Singapore Technologies Engineering Ltd.	129,900	329,067
Singapore Telecommunications Ltd.	680,000	1,842,778
StarHub Ltd.(a)	102,200	195,677
United Engineers Ltd.	65,700	131,115
United Overseas Bank Ltd.	55,328	957,479

Total Singapore		8,794,113

Spain - 4.3%
Abertis Infraestructuras S.A.	29,922	604,891
Amadeus IT Group S.A.	9,733	632,734
Atresmedia Corp. de Medios de Comunicacion S.A.	8,468	88,997
Banco Bilbao Vizcaya Argentaria S.A.	235,987	2,109,396
Banco de Sabadell S.A.	85,725	178,974
Banco Santander S.A.	425,273	2,969,788
Bankia S.A.	96,281	464,399
Bankinter S.A.	16,778	158,759
CaixaBank S.A.	181,844	911,498
Cia de Distribucion Integral Logista Holdings S.A.	8,536	205,307
Distribuidora Internacional de Alimentacion S.A.	22,982	134,080
Ebro Foods S.A.(a)	10,257	243,123
Enagas S.A.	10,504	295,855
Endesa S.A.	47,295	1,066,524
Ferrovial S.A.	30,539	672,422
Gas Natural SDG S.A.	38,879	860,882
Grupo Catalana Occidente S.A.	540	22,746
Iberdrola S.A.	218,366	1,696,576
Industria de Diseno Textil S.A.	47,956	1,807,674
Mapfre S.A.	117,198	381,570
Mediaset Espana Comunicacion S.A.	15,099	170,521
Obrascon Huarte Lain S.A.*	15,646	56,526
Red Electrica Corp. S.A.	15,760	331,267
Repsol S.A.	80,209	1,478,291
Tecnicas Reunidas S.A.(a)	2,296	72,595
Telefonica S.A.	268,902	2,922,098
Viscofan S.A.	3,612	221,319
Zardoya Otis S.A.	5,865	64,898

Total Spain		20,823,710

Sweden - 3.2%
AAK AB	3,612	272,813
AF AB Class B	9,519	221,813
Assa Abloy AB Class B	13,375	304,784
Atlas Copco AB Class A	20,318	858,537
Atrium Ljungberg AB Class B	19,663	342,076
Avanza Bank Holding AB	1,293	54,050
Axfood AB	12,144	207,847
Com Hem Holding AB	19,855	283,144
Electrolux AB Series B(a)	6,563	222,402
Fabege AB	16,739	342,476
Hennes & Mauritz AB Class B	38,575	997,179
Hexpol AB	2,470	25,934
Husqvarna AB Class B	11,720	120,325
ICA Gruppen AB	9,781	366,802
Indutrade AB	3,387	89,174
Investment AB Latour Class B	2,805	37,905
Kinnevik AB Class B	7,338	238,776
Lifco AB Class B	3,223	104,875
Loomis AB Class B	3,613	143,283
NetEnt AB*	3,049	23,608
Nordea Bank AB	182,601	2,469,773
Sandvik AB	32,133	553,111
Securitas AB Class B	14,443	241,355
Skandinaviska Enskilda Banken AB Class A	80,850	1,062,832
Skanska AB Class B	8,290	191,651
SKF AB Class B	10,370	225,508
Svenska Cellulosa AB SCA Class B	15,755	133,184
Svenska Handelsbanken AB Class A	47,274	711,802
Swedbank AB Class A	54,850	1,513,317
Swedish Match AB	7,538	263,846
Tele2 AB Class B	17,455	199,306
Telefonaktiebolaget LM Ericsson Class B	72,106	413,165
Telia Co. AB	74,338	349,361
Thule Group AB(b)	8,208	175,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Investments	Shares	Value
Trelleborg AB Class B	13,850	$346,150
Volvo AB Class B	46,619	896,700
Wallenstam AB Class B	33,815	335,981

Total Sweden		15,340,824

Switzerland - 7.7%
ABB Ltd. Registered Shares	42,967	1,063,074
Adecco Group AG Registered Shares	2,125	165,590
Baloise Holding AG Registered Shares	1,640	259,661
BKW AG	3,688	221,638
Cie Financiere Richemont S.A. Registered Shares	10,316	943,537
Clariant AG Registered Shares*	4,269	102,357
Coca-Cola HBC AG*	10,504	355,840
Credit Suisse Group AG Registered Shares*	80,635	1,277,526
DKSH Holding AG	3,284	279,493
EMS-Chemie Holding AG Registered Shares	599	398,673
GAM Holding AG*	2,925	45,344
Geberit AG Registered Shares	985	466,338
Givaudan S.A. Registered Shares	328	714,237
Julius Baer Group Ltd.*	4,114	243,626
Kuehne + Nagel International AG Registered Shares	6,171	1,143,510
LafargeHolcim Ltd. Registered Shares*	18,634	1,090,000
Logitech International S.A. Registered Shares	7,099	259,059
Lonza Group AG Registered Shares*	1,973	517,923
Mobilezone Holding AG Registered Shares	22,021	277,652
Nestle S.A. Registered Shares	77,663	6,509,373
Novartis AG Registered Shares	80,849	6,926,811
Partners Group Holding AG	422	286,538
Roche Holding AG Bearer Shares	7,173	1,827,351
Roche Holding AG Genusschein	18,104	4,625,164
SGS S.A. Registered Shares	328	787,458
Sonova Holding AG Registered Shares	1,641	278,644
STMicroelectronics N.V.	16,345	315,932
Straumann Holding AG Registered Shares	657	422,338
Sulzer AG Registered Shares	1,968	232,678
Sunrise Communications Group AG*(b)	3,170	261,436
Swatch Group AG (The) Bearer Shares	935	389,229
Swiss Life Holding AG Registered Shares*	984	346,881
Swiss Re AG	3,364	304,902
Swisscom AG Registered Shares	984	504,610
UBS Group AG Registered Shares*	82,703	1,414,567
Vifor Pharma AG	1,233	145,269
Vontobel Holding AG Registered Shares	2,299	147,905
Zurich Insurance Group AG	6,529	1,993,248

Total Switzerland		37,545,412

United Kingdom - 18.9%
Abcam PLC	2,697	36,908
Admiral Group PLC	8,207	200,068
Aggreko PLC	1,768	22,273
Ashmore Group PLC	9,009	40,999
Associated British Foods PLC	10,452	447,752
AstraZeneca PLC	43,680	2,903,792
Aviva PLC	84,815	585,460
Babcock International Group PLC	13,459	149,424
BAE Systems PLC	100,717	853,327
Barclays PLC	307,639	798,040
Barratt Developments PLC	56,509	465,885
BBA Aviation PLC	52,541	210,347
Bellway PLC	7,189	318,000
Berkeley Group Holdings PLC	7,875	392,719
BHP Billiton PLC	72,054	1,270,743
Big Yellow Group PLC	21,333	216,664
Bodycote PLC	6,546	80,491
Booker Group PLC	66,383	182,579
BP PLC	1,154,534	7,393,283
Brewin Dolphin Holdings PLC	24,627	115,345
British American Tobacco PLC	54,939	3,443,680
British Land Co. PLC (The)	33,814	273,107
Britvic PLC	21,407	216,985
BT Group PLC	294,370	1,121,239
Capita PLC	42,555	322,581
Carnival PLC	5,251	334,144
Centrica PLC	355,936	893,002
Close Brothers Group PLC	4,267	84,441
CNH Industrial N.V.	34,802	418,012
Compass Group PLC	39,962	848,726
Cranswick PLC	4,924	195,017
Croda International PLC	3,534	179,841
Debenhams PLC	218,279	144,963
Dechra Pharmaceuticals PLC	12,074	330,461
Derwent London PLC	3,941	147,731
Diageo PLC	69,769	2,296,144
Direct Line Insurance Group PLC	43,662	212,994
Dixons Carphone PLC	57,870	150,158
Domino’s Pizza Group PLC	32,505	135,279
Drax Group PLC	5,908	24,675
DS Smith PLC	36,443	240,997
Dunelm Group PLC	12,430	117,988
easyJet PLC	13,348	217,944
Electrocomponents PLC	22,469	187,204
EMIS Group PLC	16,548	204,810
esure Group PLC	7,009	26,546
Foxtons Group PLC(a)	30,206	27,456
Fresnillo PLC	10,972	206,824
G4S PLC	60,083	224,339
Galliford Try PLC	11,856	215,216
GlaxoSmithKline PLC	215,856	4,310,743
Greggs PLC	6,891	115,289
Halfords Group PLC	8,290	38,984
Halma PLC	8,552	128,506
Hammerson PLC	31,847	229,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Investments	Shares	Value
Hargreaves Lansdown PLC	3,619	$71,860
Hays PLC	82,192	208,857
Hikma Pharmaceuticals PLC	917	14,899
HomeServe PLC	29,676	331,259
Howden Joinery Group PLC	22,982	132,894
HSBC Holdings PLC	787,349	7,786,331
IMI PLC	4,814	80,282
Imperial Brands PLC	39,220	1,675,405
Inchcape PLC	16,082	186,204
Informa PLC	39,011	351,719
Inmarsat PLC	25,083	216,554
Intertek Group PLC	4,923	329,058
Intu Properties PLC	68,682	212,399
ITV PLC	200,198	469,236
J Sainsbury PLC	69,697	222,458
Jardine Lloyd Thompson Group PLC	12,025	197,472
John Wood Group PLC	4,533	41,386
Johnson Matthey PLC	4,269	195,881
Kcom Group PLC	210,173	279,159
Ladbrokes Coral Group PLC	93,685	153,470
Land Securities Group PLC	20,618	269,008
Legal & General Group PLC	59,784	208,464
Lloyds Banking Group PLC	1,217,024	1,105,909
London Stock Exchange Group PLC	1,969	101,177
Low & Bonar PLC	51,437	54,691
LSL Property Services PLC	19,099	60,281
Marks & Spencer Group PLC	91,454	433,619
Mediclinic International PLC	4,925	42,950
Meggitt PLC	28,892	201,955
Melrose Industries PLC	6,563	18,738
Micro Focus International PLC	4,866	155,835
Mondi PLC	10,832	291,382
Moneysupermarket.com Group PLC	37,427	159,680
Morgan Advanced Materials PLC	56,691	236,621
N Brown Group PLC	32,741	154,271
National Grid PLC	135,947	1,686,408
NEX Group PLC	23,234	206,358
Old Mutual PLC	55,544	144,719
Pagegroup PLC	31,519	210,549
Pearson PLC	37,017	303,943
Pennon Group PLC	16,082	171,964
Persimmon PLC	13,127	454,738
Pets at Home Group PLC	84,897	243,409
Prudential PLC	36,102	865,313
PZ Cussons PLC	22,974	98,510
QinetiQ Group PLC	19,886	65,873
Reckitt Benckiser Group PLC	16,148	1,476,034
Redde PLC	43,663	105,445
RELX N.V.	27,251	580,212
RELX PLC	35,461	778,823
Renishaw PLC	1,354	86,524
Restaurant Group PLC (The)	18,380	74,447
Rightmove PLC	2,956	160,421
Rio Tinto PLC	48,548	2,262,118
Rolls-Royce Holdings PLC*	30,058	357,703
Rotork PLC	41,693	145,661
Royal Dutch Shell PLC Class A	226,301	6,826,821
Royal Dutch Shell PLC Class B	269,932	8,309,628
Royal Mail PLC	68,117	351,117
Saga PLC	10,536	28,045
Sage Group PLC (The)	31,518	295,368
Savills PLC	14,115	176,402
Segro PLC	53,853	387,270
Severn Trent PLC	11,487	334,893
Smith & Nephew PLC	19,039	344,329
Smiths Group PLC	15,754	333,320
Soco International PLC	88,098	136,517
Spirax-Sarco Engineering PLC	3,254	241,206
SSE PLC	73,108	1,370,252
St. James’s Place PLC	7,228	111,133
Standard Life Aberdeen PLC	80,922	470,647
TalkTalk Telecom Group PLC(a)	122,314	344,123
Tate & Lyle PLC	25,284	219,986
Taylor Wimpey PLC	80,040	209,939
Ted Baker PLC	2,956	105,097
Telecom Plus PLC	7,548	109,977
TP ICAP PLC	20,910	147,002
Travis Perkins PLC	11,327	220,051
Trinity Mirror PLC	64,253	73,490
U & I Group PLC	32,746	81,717
Unilever N.V. CVA	43,976	2,601,500
Unilever PLC	27,958	1,620,050
United Utilities Group PLC	27,251	312,416
Vedanta Resources PLC	19,717	230,673
Victrex PLC	3,326	105,802
Vodafone Group PLC	966,255	2,706,833
Weir Group PLC (The)	6,204	163,559
WH Smith PLC	7,547	204,635
Whitbread PLC	3,285	165,980
Xaar PLC	23,552	140,771

Total United Kingdom		91,560,657

TOTAL COMMON STOCKS (Cost: $422,693,597)		483,465,659

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $8,907,515)(d)	8,907,515	8,907,515

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $431,601,112)		492,373,174
Other Assets less Liabilities - (1.4)%		(6,769,093)

NET ASSETS - 100.0%		$485,604,081

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $11,432,224 and the total market value of the collateral held by the Fund was $12,030,075. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,122,560.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	1,575,281	AUD	1,236,334	USD	$—	$(290)
Bank of America N.A.	10/3/2017	4,874,938	CHF	5,038,024	USD	151	—
Bank of America N.A.	10/3/2017	2,810,366	DKK	446,436	USD	22	—
Bank of America N.A.	10/3/2017	9,699,242	EUR	11,466,105	USD	334	—
Bank of America N.A.	10/3/2017	6,620,528	GBP	8,882,166	USD	263	—
Bank of America N.A.	10/3/2017	909,814	ILS	257,530	USD	18	—
Bank of America N.A.	10/3/2017	9,482,011	NOK	1,191,103	USD	60	—
Bank of America N.A.	10/3/2017	134,446	NZD	97,188	USD	3	—
Bank of America N.A.	10/3/2017	12,838,614	SEK	1,572,828	USD	79	—
Bank of America N.A.	10/3/2017	1,202,411	USD	1,516,564	AUD	12,439	—
Bank of America N.A.	10/3/2017	71,796	USD	90,474	AUD	806	—
Bank of America N.A.	10/3/2017	89,746	USD	112,986	AUD	1,092	—
Bank of America N.A.	10/3/2017	4,899,786	USD	4,699,081	CHF	43,357	—
Bank of America N.A.	10/3/2017	292,568	USD	284,521	CHF	—	(1,480)
Bank of America N.A.	10/3/2017	365,710	USD	354,235	CHF	—	(386)
Bank of America N.A.	10/3/2017	434,186	USD	2,716,502	DKK	2,639	—
Bank of America N.A.	10/3/2017	25,925	USD	161,724	DKK	233	—
Bank of America N.A.	10/3/2017	32,407	USD	203,087	DKK	144	—
Bank of America N.A.	10/3/2017	11,151,486	USD	9,363,553	EUR	81,899	—
Bank of America N.A.	10/3/2017	665,860	USD	558,236	EUR	5,914	—
Bank of America N.A.	10/3/2017	832,325	USD	701,006	EUR	3,597	—
Bank of America N.A.	10/3/2017	8,638,448	USD	6,696,653	GBP	—	(346,115)
Bank of America N.A.	10/3/2017	515,805	USD	380,696	GBP	5,044	—
Bank of America N.A.	10/3/2017	644,756	USD	477,934	GBP	3,536	—
Bank of America N.A.	10/3/2017	250,464	USD	897,480	ILS	—	(3,592)
Bank of America N.A.	10/3/2017	14,955	USD	52,552	ILS	79	—
Bank of America N.A.	10/3/2017	18,694	USD	65,632	ILS	115	—
Bank of America N.A.	10/3/2017	1,158,421	USD	9,007,211	NOK	26,904	—
Bank of America N.A.	10/3/2017	69,170	USD	540,311	NOK	1,294	—
Bank of America N.A.	10/3/2017	86,462	USD	675,040	NOK	1,661	—
Bank of America N.A.	10/3/2017	94,521	USD	132,049	NZD	—	(937)
Bank of America N.A.	10/3/2017	5,644	USD	7,717	NZD	66	—
Bank of America N.A.	10/3/2017	7,055	USD	9,707	NZD	38	—
Bank of America N.A.	10/3/2017	1,529,671	USD	12,150,513	SEK	41,066	—
Bank of America N.A.	10/3/2017	91,337	USD	728,772	SEK	2,052	—
Bank of America N.A.	10/3/2017	114,172	USD	916,693	SEK	1,864	—
Bank of America N.A.	10/4/2017	979,870,466	JPY	8,704,675	USD	669	—
Bank of America N.A.	10/4/2017	1,181,757	SGD	870,310	USD	—	(49)
Bank of America N.A.	10/4/2017	8,465,827	USD	930,448,568	JPY	199,555	—
Bank of America N.A.	10/4/2017	505,498	USD	56,805,590	JPY	827	—
Bank of America N.A.	10/4/2017	631,872	USD	70,608,031	JPY	4,578	—
Bank of America N.A.	10/4/2017	846,429	USD	1,149,227	SGD	124	—
Bank of America N.A.	10/4/2017	50,541	USD	68,298	SGD	245	—
Bank of America N.A.	10/4/2017	63,176	USD	85,338	SGD	332	—
Bank of America N.A.	11/2/2017	1,224,530	USD	1,560,816	AUD	247	—
Bank of America N.A.	11/2/2017	5,124,763	USD	4,949,055	CHF	—	(6)
Bank of America N.A.	11/2/2017	454,863	USD	2,858,684	DKK	—	(52)
Bank of America N.A.	11/2/2017	11,822,550	USD	9,985,034	EUR	—	(597)
Bank of America N.A.	11/2/2017	9,280,708	USD	6,910,991	GBP	—	(521)
Bank of America N.A.	11/2/2017	270,709	USD	955,426	ILS	—	(27)
Bank of America N.A.	11/2/2017	1,253,974	USD	9,976,022	NOK	—	(79)
Bank of America N.A.	11/2/2017	95,700	USD	132,468	NZD	—	(4)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Bank of America N.A.	11/2/2017	1,616,555	USD	13,174,370	SEK	$—	$(155)
Bank of America N.A.	11/3/2017	865,323	USD	1,174,635	SGD	17	—
Bank of America N.A.	11/6/2017	8,891,625	USD	999,470,221	JPY	—	(945)
Bank of Montreal	10/3/2017	301,026	GBP	341,388	EUR	282	—
Barclays Bank PLC	10/3/2017	1,575,610	AUD	1,236,334	USD	—	(32)
Barclays Bank PLC	10/3/2017	4,874,893	CHF	5,038,024	USD	104	—
Barclays Bank PLC	10/3/2017	2,810,297	DKK	446,436	USD	11	—
Barclays Bank PLC	10/3/2017	9,699,201	EUR	11,466,105	USD	285	—
Barclays Bank PLC	10/3/2017	6,620,478	GBP	8,882,166	USD	197	—
Barclays Bank PLC	10/3/2017	909,774	ILS	257,530	USD	7	—
Barclays Bank PLC	10/3/2017	9,481,775	NOK	1,191,103	USD	30	—
Barclays Bank PLC	10/3/2017	134,446	NZD	97,188	USD	3	—
Barclays Bank PLC	10/3/2017	12,838,287	SEK	1,572,828	USD	39	—
Barclays Bank PLC	10/4/2017	979,867,855	JPY	8,704,675	USD	646	—
Barclays Bank PLC	10/4/2017	1,181,811	SGD	870,310	USD	—	(9)
Barclays Bank PLC	11/2/2017	1,224,530	USD	1,561,104	AUD	21	—
Barclays Bank PLC	11/2/2017	5,124,763	USD	4,949,281	CHF	—	(239)
Barclays Bank PLC	11/2/2017	454,863	USD	2,858,507	DKK	—	(24)
Barclays Bank PLC	11/2/2017	11,822,550	USD	9,984,899	EUR	—	(437)
Barclays Bank PLC	11/2/2017	9,280,708	USD	6,910,919	GBP	—	(424)
Barclays Bank PLC	11/2/2017	270,709	USD	955,513	ILS	—	(52)
Barclays Bank PLC	11/2/2017	1,253,974	USD	9,975,885	NOK	—	(62)
Barclays Bank PLC	11/2/2017	95,700	USD	132,469	NZD	—	(4)
Barclays Bank PLC	11/2/2017	1,616,555	USD	13,173,727	SEK	—	(76)
Barclays Bank PLC	11/3/2017	865,323	USD	1,174,840	SGD	—	(134)
Barclays Bank PLC	11/6/2017	8,891,625	USD	999,461,329	JPY	—	(866)
Citibank N.A.	10/3/2017	1,575,682	AUD	1,236,334	USD	25	—
Citibank N.A.	10/3/2017	4,874,938	CHF	5,038,024	USD	151	—
Citibank N.A.	10/3/2017	2,810,366	DKK	446,436	USD	22	—
Citibank N.A.	10/3/2017	9,699,242	EUR	11,466,105	USD	333	—
Citibank N.A.	10/3/2017	6,620,528	GBP	8,882,166	USD	263	—
Citibank N.A.	10/3/2017	59,385	ILS	131,213	HKD	11	—
Citibank N.A.	10/3/2017	909,796	ILS	257,530	USD	13	—
Citibank N.A.	10/3/2017	9,481,822	NOK	1,191,103	USD	36	—
Citibank N.A.	10/3/2017	134,446	NZD	97,188	USD	3	—
Citibank N.A.	10/3/2017	12,838,358	SEK	1,572,828	USD	47	—
Citibank N.A.	10/3/2017	1,202,411	USD	1,516,432	AUD	12,543	—
Citibank N.A.	10/3/2017	4,899,786	USD	4,699,929	CHF	42,481	—
Citibank N.A.	10/3/2017	434,186	USD	2,711,833	DKK	3,381	—
Citibank N.A.	10/3/2017	11,151,486	USD	9,365,362	EUR	79,761	—
Citibank N.A.	10/3/2017	8,638,448	USD	6,697,307	GBP	—	(346,993)
Citibank N.A.	10/3/2017	250,464	USD	897,423	ILS	—	(3,576)
Citibank N.A.	10/3/2017	1,158,421	USD	9,006,495	NOK	26,994	—
Citibank N.A.	10/3/2017	94,521	USD	132,044	NZD	—	(934)
Citibank N.A.	10/3/2017	1,529,671	USD	12,152,812	SEK	40,785	—
Citibank N.A.	10/4/2017	979,819,109	JPY	8,704,675	USD	213	—
Citibank N.A.	10/4/2017	1,181,756	SGD	870,310	USD	—	(50)
Citibank N.A.	10/4/2017	8,465,827	USD	930,446,875	JPY	199,571	—
Citibank N.A.	10/4/2017	846,429	USD	1,149,122	SGD	201	—
Citibank N.A.	11/2/2017	1,224,530	USD	1,561,192	AUD	—	(48)
Citibank N.A.	11/2/2017	5,124,763	USD	4,949,276	CHF	—	(234)
Citibank N.A.	11/2/2017	454,863	USD	2,858,552	DKK	—	(31)
Citibank N.A.	11/2/2017	11,822,550	USD	9,985,051	EUR	—	(617)
Citibank N.A.	11/2/2017	9,280,708	USD	6,910,894	GBP	—	(390)
Citibank N.A.	11/2/2017	270,709	USD	955,480	ILS	—	(43)
Citibank N.A.	11/2/2017	1,253,974	USD	9,975,729	NOK	—	(43)
Citibank N.A.	11/2/2017	95,700	USD	132,468	NZD	—	(3)
Citibank N.A.	11/2/2017	1,616,555	USD	13,173,719	SEK	—	(75)
Citibank N.A.	11/3/2017	865,323	USD	1,174,608	SGD	37	—
Citibank N.A.	11/6/2017	8,891,625	USD	999,404,423	JPY	—	(360)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Credit Suisse International	10/3/2017	1,200,417	AUD	941,973	USD	$—	$(66)
Credit Suisse International	10/3/2017	3,714,222	CHF	3,838,497	USD	95	—
Credit Suisse International	10/3/2017	2,141,186	DKK	340,143	USD	8	—
Credit Suisse International	10/3/2017	7,389,870	EUR	8,736,083	USD	217	—
Credit Suisse International	10/3/2017	5,044,189	GBP	6,767,365	USD	170	—
Credit Suisse International	10/3/2017	693,194	ILS	196,218	USD	10	—
Credit Suisse International	10/3/2017	7,224,240	NOK	907,511	USD	23	—
Credit Suisse International	10/3/2017	102,439	NZD	74,051	USD	2	—
Credit Suisse International	10/3/2017	9,781,588	SEK	1,198,349	USD	30	—
Credit Suisse International	10/3/2017	1,202,411	USD	1,516,568	AUD	12,436	—
Credit Suisse International	10/3/2017	4,899,786	USD	4,700,286	CHF	42,111	—
Credit Suisse International	10/3/2017	434,186	USD	2,711,604	DKK	3,417	—
Credit Suisse International	10/3/2017	11,151,486	USD	9,365,488	EUR	79,612	—
Credit Suisse International	10/3/2017	8,638,448	USD	6,697,344	GBP	—	(347,041)
Credit Suisse International	10/3/2017	250,464	USD	897,330	ILS	—	(3,550)
Credit Suisse International	10/3/2017	1,158,421	USD	9,006,832	NOK	26,952	—
Credit Suisse International	10/3/2017	94,521	USD	132,045	NZD	—	(934)
Credit Suisse International	10/3/2017	1,529,671	USD	12,153,617	SEK	40,686	—
Credit Suisse International	10/4/2017	746,511,789	JPY	6,632,135	USD	9	—
Credit Suisse International	10/4/2017	900,388	SGD	663,096	USD	—	(39)
Credit Suisse International	10/4/2017	8,465,827	USD	930,463,807	JPY	199,420	—
Credit Suisse International	10/4/2017	846,429	USD	1,149,156	SGD	176	—
Credit Suisse International	11/2/2017	932,976	USD	1,189,459	AUD	—	(20)
Credit Suisse International	11/2/2017	3,904,585	USD	3,770,966	CHF	—	(267)
Credit Suisse International	11/2/2017	346,565	USD	2,178,042	DKK	—	(36)
Credit Suisse International	11/2/2017	9,007,661	USD	7,607,693	EUR	—	(508)
Credit Suisse International	11/2/2017	7,071,017	USD	5,265,538	GBP	—	(423)
Credit Suisse International	11/2/2017	206,259	USD	727,999	ILS	—	(32)
Credit Suisse International	11/2/2017	955,413	USD	7,600,787	NOK	—	(57)
Credit Suisse International	11/2/2017	72,916	USD	100,936	NZD	—	(7)
Credit Suisse International	11/2/2017	1,231,661	USD	10,037,488	SEK	—	(102)
Credit Suisse International	11/3/2017	659,296	USD	894,957	SGD	18	—
Credit Suisse International	11/6/2017	6,774,575	USD	761,454,100	JPY	—	(298)
Goldman Sachs	10/3/2017	1,575,574	AUD	1,236,334	USD	—	(60)
Goldman Sachs	10/3/2017	4,874,913	CHF	5,038,024	USD	125	—
Goldman Sachs	10/3/2017	2,810,295	DKK	446,436	USD	11	—
Goldman Sachs	10/3/2017	9,699,193	EUR	11,466,105	USD	275	—
Goldman Sachs	10/3/2017	69,051	GBP	118,094	AUD	—	(20)
Goldman Sachs	10/3/2017	161,200	GBP	209,221	CHF	47	—
Goldman Sachs	10/3/2017	6,620,493	GBP	8,882,166	USD	217	—
Goldman Sachs	10/3/2017	909,773	ILS	257,530	USD	6	—
Goldman Sachs	10/3/2017	9,481,774	NOK	1,191,103	USD	30	—
Goldman Sachs	10/3/2017	134,445	NZD	97,188	USD	2	—
Goldman Sachs	10/3/2017	12,838,293	SEK	1,572,828	USD	39	—
Goldman Sachs	10/3/2017	1,202,411	USD	1,516,448	AUD	12,531	—
Goldman Sachs	10/3/2017	4,899,786	USD	4,700,056	CHF	42,349	—
Goldman Sachs	10/3/2017	434,186	USD	2,712,065	DKK	3,344	—
Goldman Sachs	10/3/2017	11,151,486	USD	9,365,330	EUR	79,798	—
Goldman Sachs	10/3/2017	8,638,448	USD	6,697,266	GBP	—	(346,937)
Goldman Sachs	10/3/2017	250,464	USD	897,486	ILS	—	(3,594)
Goldman Sachs	10/3/2017	1,158,421	USD	9,006,894	NOK	26,944	—
Goldman Sachs	10/3/2017	94,521	USD	132,043	NZD	—	(933)
Goldman Sachs	10/3/2017	1,529,671	USD	12,153,072	SEK	40,753	—
Goldman Sachs	10/4/2017	979,813,015	JPY	8,704,675	USD	159	—
Goldman Sachs	10/4/2017	1,181,796	SGD	870,310	USD	—	(21)
Goldman Sachs	10/4/2017	8,465,827	USD	930,446,875	JPY	199,571	—
Goldman Sachs	10/4/2017	846,429	USD	1,149,163	SGD	171	—
Goldman Sachs	11/2/2017	1,224,530	USD	1,561,094	AUD	29	—
Goldman Sachs	11/2/2017	5,124,763	USD	4,949,301	CHF	—	(260)
Goldman Sachs	11/2/2017	454,863	USD	2,858,543	DKK	—	(29)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2017

Goldman Sachs	11/2/2017	11,822,550	USD	9,984,865	EUR	$—	$(398)
Goldman Sachs	11/2/2017	9,280,708	USD	6,910,796	GBP	—	(259)
Goldman Sachs	11/2/2017	270,709	USD	955,369	ILS	—	(11)
Goldman Sachs	11/2/2017	1,253,974	USD	9,975,669	NOK	—	(35)
Goldman Sachs	11/2/2017	95,700	USD	132,466	NZD	—	(2)
Goldman Sachs	11/2/2017	1,616,555	USD	13,173,654	SEK	—	(67)
Goldman Sachs	11/3/2017	865,323	USD	1,174,654	SGD	3	—
Goldman Sachs	11/6/2017	8,891,625	USD	999,391,085	JPY	—	(241)
Morgan Stanley & Co. International	10/3/2017	916,123	USD	1,155,388	AUD	9,548	—
Morgan Stanley & Co. International	10/3/2017	3,733,171	USD	3,581,055	CHF	32,204	—
Morgan Stanley & Co. International	10/3/2017	330,811	USD	2,066,371	DKK	2,545	—
Morgan Stanley & Co. International	10/3/2017	8,496,374	USD	7,135,487	EUR	60,806	—
Morgan Stanley & Co. International	10/3/2017	6,581,676	USD	5,102,695	GBP	—	(264,354)
Morgan Stanley & Co. International	10/3/2017	190,833	USD	683,819	ILS	—	(2,741)
Morgan Stanley & Co. International	10/3/2017	882,607	USD	6,862,431	NOK	20,525	—
Morgan Stanley & Co. International	10/3/2017	72,020	USD	100,612	NZD	—	(712)
Morgan Stanley & Co. International	10/3/2017	1,165,468	USD	9,259,528	SEK	31,049	—
Morgan Stanley & Co. International	10/4/2017	6,450,157	USD	708,918,695	JPY	151,996	—
Morgan Stanley & Co. International	10/4/2017	644,903	USD	875,558	SGD	131	—
Royal Bank of Canada	10/3/2017	108,171	GBP	1,154,732	NOK	66	—
Royal Bank of Canada	10/3/2017	153,431	GBP	1,673,990	SEK	763	—

						$1,973,288	$(1,685,045)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2017

Investments	Shares	Value
EXCHANGE-TRADED FUND - 100.0%

United States - 100.0%
WisdomTree International Quality Dividend Growth Fund(a) (Cost: $3,190,485)	122,648	$3,663,496

Other Assets less Liabilities - 0.0%		1,202

NET ASSETS - 100.0%		$3,664,698

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	7,496	AUD	5,883	USD	$—	$(1)
Bank of America N.A.	10/3/2017	63,445	CHF	65,567	USD	2	—
Bank of America N.A.	10/3/2017	107,955	DKK	17,149	USD	1	—
Bank of America N.A.	10/3/2017	59,299	EUR	70,101	USD	2	—
Bank of America N.A.	10/3/2017	51,389	GBP	68,944	USD	2	—
Bank of America N.A.	10/3/2017	9,037	ILS	2,558	USD	—	—
Bank of America N.A.	10/3/2017	55,988	NOK	7,033	USD	—	—
Bank of America N.A.	10/3/2017	706	NZD	510	USD	—	—
Bank of America N.A.	10/3/2017	237,561	SEK	29,103	USD	1	—
Bank of America N.A.	10/3/2017	3,922	USD	4,947	AUD	41	—
Bank of America N.A.	10/3/2017	9,338	USD	11,756	AUD	114	—
Bank of America N.A.	10/3/2017	43,712	USD	41,921	CHF	387	—
Bank of America N.A.	10/3/2017	104,072	USD	100,806	CHF	—	(110)
Bank of America N.A.	10/3/2017	11,433	USD	71,531	DKK	69	—
Bank of America N.A.	10/3/2017	27,221	USD	170,588	DKK	121	—
Bank of America N.A.	10/3/2017	46,734	USD	39,241	EUR	343	—
Bank of America N.A.	10/3/2017	111,268	USD	93,713	EUR	481	—
Bank of America N.A.	10/3/2017	45,963	USD	35,631	GBP	—	(1,842)
Bank of America N.A.	10/3/2017	109,432	USD	81,118	GBP	600	—
Bank of America N.A.	10/3/2017	1,705	USD	6,109	ILS	—	(24)
Bank of America N.A.	10/3/2017	4,061	USD	14,258	ILS	25	—
Bank of America N.A.	10/3/2017	4,688	USD	36,451	NOK	109	—
Bank of America N.A.	10/3/2017	11,163	USD	87,154	NOK	214	—
Bank of America N.A.	10/3/2017	340	USD	475	NZD	—	(3)
Bank of America N.A.	10/3/2017	810	USD	1,114	NZD	4	—
Bank of America N.A.	10/3/2017	19,402	USD	154,114	SEK	521	—
Bank of America N.A.	10/3/2017	46,195	USD	370,902	SEK	754	—
Bank of America N.A.	10/4/2017	6,174,371	JPY	54,850	USD	4	—
Bank of America N.A.	10/4/2017	970	SGD	714	USD	—	—
Bank of America N.A.	10/4/2017	36,567	USD	4,018,947	JPY	862	—
Bank of America N.A.	10/4/2017	87,061	USD	9,728,561	JPY	631	—
Bank of America N.A.	10/4/2017	476	USD	646	SGD	—	—
Bank of America N.A.	10/4/2017	1,135	USD	1,533	SGD	6	—
Bank of America N.A.	11/2/2017	5,827	USD	7,427	AUD	1	—
Bank of America N.A.	11/2/2017	66,604	USD	64,320	CHF	—	—
Bank of America N.A.	11/2/2017	17,556	USD	110,334	DKK	—	(2)
Bank of America N.A.	11/2/2017	72,501	USD	61,233	EUR	—	(4)
Bank of America N.A.	11/2/2017	70,531	USD	52,522	GBP	—	(4)
Bank of America N.A.	11/2/2017	2,588	USD	9,134	ILS	—	—
Bank of America N.A.	11/2/2017	6,996	USD	55,657	NOK	—	—
Bank of America N.A.	11/2/2017	536	USD	742	NZD	—	—
Bank of America N.A.	11/2/2017	30,467	USD	248,296	SEK	—	(3)
Bank of America N.A.	11/3/2017	713	USD	968	SGD	—	—
Bank of America N.A.	11/6/2017	56,476	USD	6,348,229	JPY	—	(6)
Barclays Bank PLC	10/3/2017	7,497	AUD	5,883	USD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2017

Barclays Bank PLC	10/3/2017	63,444	CHF	65,567	USD	$1	$—
Barclays Bank PLC	10/3/2017	107,952	DKK	17,149	USD	—	—
Barclays Bank PLC	10/3/2017	59,299	EUR	70,101	USD	2	—
Barclays Bank PLC	10/3/2017	51,389	GBP	68,944	USD	1	—
Barclays Bank PLC	10/3/2017	9,037	ILS	2,558	USD	—	—
Barclays Bank PLC	10/3/2017	55,986	NOK	7,033	USD	—	—
Barclays Bank PLC	10/3/2017	706	NZD	510	USD	—	—
Barclays Bank PLC	10/3/2017	237,555	SEK	29,103	USD	1	—
Barclays Bank PLC	10/4/2017	6,174,354	JPY	54,850	USD	4	—
Barclays Bank PLC	10/4/2017	970	SGD	714	USD	—	—
Barclays Bank PLC	11/2/2017	5,827	USD	7,429	AUD	—	—
Barclays Bank PLC	11/2/2017	66,604	USD	64,323	CHF	—	(3)
Barclays Bank PLC	11/2/2017	17,556	USD	110,328	DKK	—	(1)
Barclays Bank PLC	11/2/2017	72,501	USD	61,232	EUR	—	(3)
Barclays Bank PLC	11/2/2017	70,531	USD	52,521	GBP	—	(3)
Barclays Bank PLC	11/2/2017	2,588	USD	9,135	ILS	—	(1)
Barclays Bank PLC	11/2/2017	6,996	USD	55,656	NOK	—	—
Barclays Bank PLC	11/2/2017	536	USD	742	NZD	—	—
Barclays Bank PLC	11/2/2017	30,467	USD	248,284	SEK	—	(1)
Barclays Bank PLC	11/3/2017	713	USD	968	SGD	—	—
Barclays Bank PLC	11/6/2017	56,476	USD	6,348,173	JPY	—	(6)
Citibank N.A.	10/3/2017	7,498	AUD	5,883	USD	—	—
Citibank N.A.	10/3/2017	63,445	CHF	65,567	USD	2	—
Citibank N.A.	10/3/2017	107,955	DKK	17,149	USD	1	—
Citibank N.A.	10/3/2017	59,299	EUR	70,101	USD	2	—
Citibank N.A.	10/3/2017	51,389	GBP	68,944	USD	2	—
Citibank N.A.	10/3/2017	9,037	ILS	2,558	USD	—	—
Citibank N.A.	10/3/2017	55,986	NOK	7,033	USD	—	—
Citibank N.A.	10/3/2017	706	NZD	510	USD	—	—
Citibank N.A.	10/3/2017	237,556	SEK	29,103	USD	1	—
Citibank N.A.	10/3/2017	3,922	USD	4,946	AUD	41	—
Citibank N.A.	10/3/2017	43,712	USD	41,929	CHF	379	—
Citibank N.A.	10/3/2017	11,433	USD	71,408	DKK	89	—
Citibank N.A.	10/3/2017	46,734	USD	39,249	EUR	334	—
Citibank N.A.	10/3/2017	45,963	USD	35,635	GBP	—	(1,846)
Citibank N.A.	10/3/2017	1,705	USD	6,109	ILS	—	(24)
Citibank N.A.	10/3/2017	4,688	USD	36,448	NOK	109	—
Citibank N.A.	10/3/2017	340	USD	475	NZD	—	(3)
Citibank N.A.	10/3/2017	19,402	USD	154,144	SEK	517	—
Citibank N.A.	10/4/2017	6,174,047	JPY	54,850	USD	1	—
Citibank N.A.	10/4/2017	970	SGD	714	USD	—	—
Citibank N.A.	10/4/2017	36,567	USD	4,018,940	JPY	862	—
Citibank N.A.	10/4/2017	476	USD	646	SGD	—	—
Citibank N.A.	11/2/2017	5,827	USD	7,429	AUD	—	—
Citibank N.A.	11/2/2017	66,604	USD	64,323	CHF	—	(3)
Citibank N.A.	11/2/2017	17,556	USD	110,329	DKK	—	(1)
Citibank N.A.	11/2/2017	72,501	USD	61,233	EUR	—	(4)
Citibank N.A.	11/2/2017	70,531	USD	52,521	GBP	—	(3)
Citibank N.A.	11/2/2017	2,588	USD	9,134	ILS	—	—
Citibank N.A.	11/2/2017	6,996	USD	55,655	NOK	—	—
Citibank N.A.	11/2/2017	536	USD	742	NZD	—	—
Citibank N.A.	11/2/2017	30,467	USD	248,283	SEK	—	(1)
Citibank N.A.	11/3/2017	713	USD	968	SGD	—	—
Citibank N.A.	11/6/2017	56,476	USD	6,347,812	JPY	—	(2)
Credit Suisse International	10/3/2017	5,713	AUD	4,483	USD	—	—
Credit Suisse International	10/3/2017	48,341	CHF	49,958	USD	1	—
Credit Suisse International	10/3/2017	82,269	DKK	13,069	USD	—	—
Credit Suisse International	10/3/2017	45,180	EUR	53,411	USD	1	—
Credit Suisse International	10/3/2017	39,155	GBP	52,531	USD	1	—
Credit Suisse International	10/3/2017	6,892	ILS	1,951	USD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2017

Credit Suisse International	10/3/2017	42,660	NOK	5,359	USD	$—	$—
Credit Suisse International	10/3/2017	540	NZD	390	USD	—	—
Credit Suisse International	10/3/2017	181,029	SEK	22,178	USD	1	—
Credit Suisse International	10/3/2017	3,922	USD	4,947	AUD	41	—
Credit Suisse International	10/3/2017	43,712	USD	41,932	CHF	376	—
Credit Suisse International	10/3/2017	11,433	USD	71,402	DKK	90	—
Credit Suisse International	10/3/2017	46,734	USD	39,249	EUR	334	—
Credit Suisse International	10/3/2017	45,963	USD	35,635	GBP	—	(1,847)
Credit Suisse International	10/3/2017	1,705	USD	6,108	ILS	—	(24)
Credit Suisse International	10/3/2017	4,688	USD	36,450	NOK	109	—
Credit Suisse International	10/3/2017	340	USD	475	NZD	—	(3)
Credit Suisse International	10/3/2017	19,402	USD	154,154	SEK	516	—
Credit Suisse International	10/4/2017	4,704,099	JPY	41,792	USD	—	—
Credit Suisse International	10/4/2017	744	SGD	548	USD	—	—
Credit Suisse International	10/4/2017	36,567	USD	4,019,013	JPY	861	—
Credit Suisse International	10/4/2017	476	USD	646	SGD	—	—
Credit Suisse International	11/2/2017	4,441	USD	5,662	AUD	—	—
Credit Suisse International	11/2/2017	50,750	USD	49,013	CHF	—	(4)
Credit Suisse International	11/2/2017	13,379	USD	84,082	DKK	—	(1)
Credit Suisse International	11/2/2017	55,239	USD	46,654	EUR	—	(3)
Credit Suisse International	11/2/2017	53,738	USD	40,017	GBP	—	(3)
Credit Suisse International	11/2/2017	1,972	USD	6,960	ILS	—	—
Credit Suisse International	11/2/2017	5,335	USD	42,443	NOK	—	—
Credit Suisse International	11/2/2017	410	USD	568	NZD	—	—
Credit Suisse International	11/2/2017	23,214	USD	189,184	SEK	—	(2)
Credit Suisse International	11/3/2017	544	USD	738	SGD	—	—
Credit Suisse International	11/6/2017	43,030	USD	4,836,520	JPY	—	(2)
Goldman Sachs	10/3/2017	7,497	AUD	5,883	USD	—	—
Goldman Sachs	10/3/2017	63,444	CHF	65,567	USD	2	—
Goldman Sachs	10/3/2017	107,952	DKK	17,149	USD	—	—
Goldman Sachs	10/3/2017	59,299	EUR	70,101	USD	2	—
Goldman Sachs	10/3/2017	51,389	GBP	68,944	USD	2	—
Goldman Sachs	10/3/2017	9,037	ILS	2,558	USD	—	—
Goldman Sachs	10/3/2017	55,986	NOK	7,033	USD	—	—
Goldman Sachs	10/3/2017	706	NZD	510	USD	—	—
Goldman Sachs	10/3/2017	237,555	SEK	29,103	USD	1	—
Goldman Sachs	10/3/2017	3,922	USD	4,946	AUD	41	—
Goldman Sachs	10/3/2017	43,712	USD	41,930	CHF	378	—
Goldman Sachs	10/3/2017	11,433	USD	71,414	DKK	88	—
Goldman Sachs	10/3/2017	46,734	USD	39,249	EUR	334	—
Goldman Sachs	10/3/2017	45,963	USD	35,634	GBP	—	(1,846)
Goldman Sachs	10/3/2017	1,705	USD	6,110	ILS	—	(25)
Goldman Sachs	10/3/2017	4,688	USD	36,450	NOK	109	—
Goldman Sachs	10/3/2017	340	USD	475	NZD	—	(3)
Goldman Sachs	10/3/2017	19,402	USD	154,147	SEK	517	—
Goldman Sachs	10/4/2017	6,174,009	JPY	54,850	USD	1	—
Goldman Sachs	10/4/2017	970	SGD	714	USD	—	—
Goldman Sachs	10/4/2017	36,567	USD	4,018,940	JPY	862	—
Goldman Sachs	10/4/2017	476	USD	646	SGD	—	—
Goldman Sachs	11/2/2017	5,827	USD	7,429	AUD	—	—
Goldman Sachs	11/2/2017	66,604	USD	64,324	CHF	—	(3)
Goldman Sachs	11/2/2017	17,556	USD	110,329	DKK	—	(1)
Goldman Sachs	11/2/2017	72,501	USD	61,232	EUR	—	(2)
Goldman Sachs	11/2/2017	70,531	USD	52,520	GBP	—	(2)
Goldman Sachs	11/2/2017	2,588	USD	9,133	ILS	—	—
Goldman Sachs	11/2/2017	6,996	USD	55,655	NOK	—	—
Goldman Sachs	11/2/2017	536	USD	742	NZD	—	—
Goldman Sachs	11/2/2017	30,467	USD	248,282	SEK	—	(1)
Goldman Sachs	11/3/2017	713	USD	968	SGD	—	—
Goldman Sachs	11/6/2017	56,476	USD	6,347,727	JPY	—	(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

September 30, 2017

Morgan Stanley & Co. International	10/3/2017	2,989	USD	3,770	AUD	$31	$—
Morgan Stanley & Co. International	10/3/2017	33,306	USD	31,949	CHF	287	—
Morgan Stanley & Co. International	10/3/2017	8,712	USD	54,418	DKK	67	—
Morgan Stanley & Co. International	10/3/2017	35,611	USD	29,907	EUR	255	—
Morgan Stanley & Co. International	10/3/2017	35,023	USD	27,153	GBP	—	(1,407)
Morgan Stanley & Co. International	10/3/2017	1,302	USD	4,666	ILS	—	(19)
Morgan Stanley & Co. International	10/3/2017	3,576	USD	27,804	NOK	83	—
Morgan Stanley & Co. International	10/3/2017	260	USD	363	NZD	—	(3)
Morgan Stanley & Co. International	10/3/2017	14,787	USD	117,481	SEK	394	—
Morgan Stanley & Co. International	10/4/2017	27,863	USD	3,062,344	JPY	657	—
Morgan Stanley & Co. International	10/4/2017	365	USD	496	SGD	—	—

						$14,086	$(9,107)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 12.7%
Adelaide Brighton Ltd.	2,669	$12,209
Ainsworth Game Technology Ltd.(a)	2,340	4,682
ALS Ltd.	1,900	11,658
Altium Ltd.	651	5,522
AMA Group Ltd.(a)	2,236	1,693
Amaysim Australia Ltd.(a)	134	207
Ansell Ltd.	296	5,175
AP Eagers Ltd.	833	4,967
APN Outdoor Group Ltd.(a)	801	2,960
ARB Corp., Ltd.(a)	230	3,122
Asaleo Care Ltd.	3,803	4,610
AUB Group Ltd.	383	3,859
Austal Ltd.	1,779	2,171
Australian Pharmaceutical Industries Ltd.	2,431	2,842
Automotive Holdings Group Ltd.(a)	1,666	4,340
Baby Bunting Group Ltd.(a)	1,927	2,782
Bapcor Ltd.	943	3,877
Beach Energy Ltd.	6,727	4,355
Blackmores Ltd.(a)	57	5,278
Breville Group Ltd.	699	6,209
Brickworks Ltd.	131	1,389
BT Investment Management Ltd.	1,420	12,312
carsales.com Ltd.	1,231	12,393
Cedar Woods Properties Ltd.	341	1,514
Cleanaway Waste Management Ltd.	5,035	5,432
Collins Foods Ltd.	276	1,267
Corporate Travel Management Ltd.(a)	105	1,801
Costa Group Holdings Ltd.	321	1,405
CSG Ltd.*(a)	5,077	2,072
CSR Ltd.	4,142	15,373
Data#3 Ltd.	1,438	1,935
Dicker Data Ltd.	1,457	2,961
Dongfang Modern Agriculture Holding Group Ltd.	3,544	2,141
DuluxGroup Ltd.	1,648	9,052
Eclipx Group Ltd.	536	1,703
Elanor Investor Group	1,102	1,859
Estia Health Ltd.(a)	729	1,813
Event Hospitality and Entertainment Ltd.	260	2,558
Fairfax Media Ltd.	10,925	8,101
Flight Centre Travel Group Ltd.(a)	455	16,069
G8 Education Ltd.	3,320	10,603
Genworth Mortgage Insurance Australia Ltd.	5,226	11,441
GrainCorp Ltd. Class A	357	2,286
Greencross Ltd.	669	2,777
GUD Holdings Ltd.	434	3,712
GWA Group Ltd.	1,806	3,699
Hansen Technologies Ltd.	585	1,538
Healthscope Ltd.	7,886	10,334
HFA Holdings Ltd.	887	1,865
HT&E Ltd.	1,300	2,101
IDP Education Ltd.	866	3,839
IMF Bentham Ltd.	1,168	1,860
Independence Group NL(a)	686	1,862
Invocare Ltd.	422	5,199
IOOF Holdings Ltd.	2,495	21,828
IPH Ltd.(a)	1,039	3,701
IRESS Ltd.	911	8,142
iSentia Group Ltd.(a)	1,454	2,031
IVE Group Ltd.	1,750	2,733
Japara Healthcare Ltd.(a)	1,966	2,761
JB Hi-Fi Ltd.(a)	768	13,812
Link Administration Holdings Ltd.(a)	988	5,838
MACA Ltd.	4,743	7,964
Mantra Group Ltd.	1,543	3,862
McMillan Shakespeare Ltd.	509	5,871
Mineral Resources Ltd.	947	12,082
Monadelphous Group Ltd.	1,091	13,440
Myer Holdings Ltd.(a)	9,019	5,485
MYOB Group Ltd.(a)	2,783	7,512
MyState Ltd.	836	3,149
Navitas Ltd.	2,068	7,351
NIB Holdings Ltd.	1,517	6,832
Nick Scali Ltd.	569	2,889
Nine Entertainment Co. Holdings Ltd.	6,248	6,765
Northern Star Resources Ltd.	1,502	5,822
Nufarm Ltd.	321	2,088
oOh!media Ltd.	828	2,859
Orora Ltd.	5,486	13,344
OZ Minerals Ltd.	1,418	8,256
Pact Group Holdings Ltd.	816	3,355
Peet Ltd.	1,887	1,806
Perpetual Ltd.	359	14,597
Platinum Asset Management Ltd.(a)	4,810	22,871
Premier Investments Ltd.	335	3,420
Primary Health Care Ltd.	1,646	3,978
Programmed Maintenance Services Ltd.	1,133	2,676
QMS Media Ltd.	2,167	1,700
Quintis Ltd.†	424	50
RCG Corp., Ltd.	8,072	4,845
Regis Resources Ltd.	2,608	7,367
Retail Food Group Ltd.(a)	1,390	4,668
Sandfire Resources NL	537	2,427
SeaLink Travel Group Ltd.	557	1,871
Seven Group Holdings Ltd.(a)	1,235	11,619
Seven West Media Ltd.	13,030	6,799
SG Fleet Group Ltd.	872	2,703
Sigma Healthcare Ltd.	8,906	5,765
Silver Chef Ltd.(a)	410	2,316
Sims Metal Management Ltd.	669	7,076
Sirtex Medical Ltd.	212	2,222
SmartGroup Corp., Ltd.	512	3,704
Southern Cross Media Group Ltd.	6,811	6,306
Steadfast Group Ltd.	2,067	4,525
Super Retail Group Ltd.	952	6,028
Tassal Group Ltd.	662	2,000
Technology One Ltd.	639	2,517
Villa World Ltd.	1,929	3,739
Village Roadshow Ltd.*	1,109	3,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Investments	Shares	Value
Virtus Health Ltd.(a)	329	$1,440
Vita Group Ltd.(a)	2,882	3,833
Viva Energy REIT	1,831	3,031
Vocus Group Ltd.(a)	3,047	5,714
Webjet Ltd.	581	4,914
WPP AUNZ Ltd.	5,265	4,544

Total Australia		604,890

Austria - 0.8%
Austria Technologie & Systemtechnik AG	278	3,944
DO & Co. AG(a)	27	1,323
Porr AG(a)	170	5,371
RHI AG	102	4,263
S IMMO AG	260	4,603
UNIQA Insurance Group AG	1,750	18,338
Zumtobel Group AG	105	1,825

Total Austria		39,667

Belgium - 1.4%
Barco N.V.	39	4,209
Cofinimmo S.A.	151	19,395
D’ieteren S.A./N.V.	169	7,756
Euronav N.V.	896	7,367
EVS Broadcast Equipment S.A.	80	3,026
Exmar N.V.*	708	3,765
Greenyard N.V.	77	1,761
Orange Belgium S.A.	278	6,428
Warehouses De Pauw CVA	113	12,758

Total Belgium		66,465

China - 1.7%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	2,000	2,591
China Aerospace International Holdings Ltd.	24,000	3,165
China Agri-Industries Holdings Ltd.	11,000	5,126
China Traditional Chinese Medicine Holdings Co., Ltd.	12,000	6,683
China Travel International Investment Hong Kong Ltd.	29,956	10,969
CITIC Telecom International Holdings Ltd.	20,678	5,957
CPMC Holdings Ltd.	6,000	3,534
Dah Chong Hong Holdings Ltd.	3,779	1,868
Goldpac Group Ltd.	8,835	2,884
Guotai Junan International Holdings Ltd.	24,052	7,668
Rivera Holdings Ltd.	28,000	2,079
Shougang Fushan Resources Group Ltd.	19,903	4,510
Sinotruk Hong Kong Ltd.	4,651	6,443
Yuexiu Property Co., Ltd.	78,638	16,008

Total China		79,485

Denmark - 1.5%
Alm Brand A/S	494	4,865
NNIT A/S(b)	67	2,022
Per Aarsleff Holding A/S	110	3,233
Ringkjoebing Landbobank A/S	44	2,272
Royal Unibrew A/S	225	12,332
Scandinavian Tobacco Group A/S Class A(b)	713	12,652
Schouw & Co. AB	58	6,307
SimCorp A/S	44	2,688
Spar Nord Bank A/S	875	10,898
Sydbank A/S	380	15,774

Total Denmark		73,043

Finland - 2.4%
Aktia Bank Oyj	308	3,375
Citycon Oyj	6,178	16,258
Cramo Oyj	158	4,149
DNA Oyj	635	11,110
F-Secure Oyj	384	1,938
Finnair Oyj	309	4,095
HKScan Oyj Class A	536	2,167
Kemira Oyj	976	12,831
Lassila & Tikanoja Oyj	279	5,970
Lehto Group Oyj	113	1,701
Metsa Board Oyj	1,100	7,536
Oriola Oyj Class B	336	1,351
Raisio Oyj Class V	774	3,358
Ramirent Oyj	416	4,298
Sanoma Oyj	212	2,313
Technopolis Oyj	1,142	5,306
Tieto Oyj	468	14,269
Tikkurila Oyj	296	5,392
Tokmanni Group Corp.	429	3,626
Uponor Oyj	144	2,496
YIT Oyj	327	2,675

Total Finland		116,214

France - 2.1%
Albioma S.A.	182	4,105
Coface S.A.	591	6,351
Europcar Groupe S.A.(b)	597	9,052
Gaztransport Et Technigaz S.A.(a)	173	9,408
Haulotte Group S.A.	78	1,475
IPSOS	86	2,977
Jacquet Metal Service	167	5,548
Kaufman & Broad S.A.	147	7,090
Korian S.A.	210	6,915
LISI	77	4,036
Manitou BF S.A.	56	2,102
Mersen S.A.	51	1,837
Neopost S.A.	254	9,873
Nexans S.A.	72	4,271
Oeneo S.A.	154	1,748
Rallye S.A.	593	10,992
Technicolor S.A. Registered Shares	165	570
Television Francaise 1	702	10,262

Total France		98,612

Germany - 4.2%
Aareal Bank AG	300	12,706
alstria office REIT-AG	941	13,444
AURELIUS Equity Opportunities SE & Co. KGaA	290	19,075
BayWa AG	155	6,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Investments	Shares	Value
Bechtle AG	48	$3,597
Bertrandt AG(a)	20	2,014
Bilfinger SE	177	7,414
Borussia Dortmund GmbH & Co. KGaA	224	2,171
CANCOM SE	36	2,702
Capital Stage AG	200	1,493
CENTROTEC Sustainable AG	84	1,786
Cewe Stiftung & Co. KGaA	33	3,137
CropEnergies AG	164	2,033
Diebold Nixdorf AG	113	9,498
Gerresheimer AG	47	3,639
GFT Technologies SE	77	1,445
Grammer AG	47	3,065
Hamburger Hafen und Logistik AG	311	9,798
Indus Holding AG	81	5,992
Kloeckner & Co. SE	348	4,464
Leoni AG	71	4,710
MLP SE	290	2,000
NORMA Group SE	96	6,315
Pfeiffer Vacuum Technology AG	48	7,570
RHOEN-KLINIKUM AG	84	2,829
Sixt SE	131	10,433
SMA Solar Technology AG(a)	65	2,548
Takkt AG	267	6,124
TLG Immobilien AG	513	11,832
VERBIO Vereinigte BioEnergie AG	134	1,308
VTG AG	126	7,001
Wacker Neuson SE	156	5,177
Washtec AG	47	4,128
Wuestenrot & Wuerttembergische AG	428	11,638

Total Germany		199,259

Hong Kong - 1.2%
Dah Sing Financial Holdings Ltd.	800	5,439
Hong Kong Aircraft Engineering Co., Ltd.	800	5,260
Hongkong & Shanghai Hotels Ltd. (The)	4,000	6,678
Kowloon Development Co., Ltd.	11,000	12,379
Lai Sun Development Co., Ltd.	1,142	2,056
Miramar Hotel & Investment	2,000	4,404
Television Broadcasts Ltd.	2,700	8,970
Vitasoy International Holdings Ltd.	4,520	10,069
Welling Holding Ltd.	16,000	2,909

Total Hong Kong		58,164

Indonesia - 0.1%
Bumitama Agri Ltd.	6,647	3,598

Ireland - 0.6%
C&C Group PLC	813	2,931
Grafton Group PLC	620	6,912
Greencore Group PLC	1,042	2,743
Hostelworld Group PLC(b)	650	3,133
IFG Group PLC	1,015	2,172
Irish Continental Group PLC	302	2,019
Origin Enterprises PLC	315	2,480
Total Produce PLC	1,505	4,092
UDG Healthcare PLC	218	2,485

Total Ireland		28,967

Israel - 3.0%
Amot Investments Ltd.	2,449	13,615
Ashtrom Properties Ltd.	653	3,309
B Communications Ltd.*	203	2,898
Delek Automotive Systems Ltd.	1,069	7,989
Delta-Galil Industries Ltd.	113	3,567
Direct Insurance Financial Investments Ltd.	167	1,836
Discount Investment Corp., Ltd. Registered Shares	2,256	8,749
El Al Israel Airlines	4,678	3,153
Electra Consumer Products 1970 Ltd.	95	1,913
First International Bank of Israel Ltd.	560	10,461
Fox Wizel Ltd.	78	1,568
Gazit-Globe Ltd.	1,405	13,527
Harel Insurance Investments & Financial Services Ltd.	919	5,749
Inrom Construction Industries Ltd.	621	2,693
Magic Software Enterprises Ltd.	296	2,566
Matrix IT Ltd.	230	2,419
Maytronics Ltd.	376	1,759
Mediterranean Towers Ltd.	1,033	1,842
Meitav Dash Investments Ltd.	483	1,705
Melisron Ltd.	179	8,660
Migdal Insurance & Financial Holding Ltd.	2,952	3,078
Oil Refineries Ltd.	27,523	13,782
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	32	1,635
Scope Metals Group Ltd.	87	2,290
Sella Capital Real Estate Ltd.	1,788	3,563
Shapir Engineering and Industry Ltd.	1,375	4,725
Shikun & Binui Ltd.	2,487	6,090
Shufersal Ltd.	449	2,639
Strauss Group Ltd.	371	6,968

Total Israel		144,748

Italy - 4.5%
Anima Holding SpA(b)	1,090	8,801
Ascopiave SpA	1,755	7,274
Astaldi SpA	566	3,878
ASTM SpA	410	10,639
Banca IFIS SpA	233	12,742
Banca Popolare di Sondrio SCPA	576	2,479
Biesse SpA	87	3,854
BPER Banca	773	4,624
Brunello Cucinelli SpA	95	2,947
Cementir Holding SpA	413	3,481
Cerved Information Solutions SpA	329	3,889
Cofide SpA	1,968	1,469
Credito Emiliano SpA	1,168	10,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Investments	Shares	Value
Datalogic SpA	69	$2,428
Ei Towers SpA	131	7,751
Enav SpA(b)	3,285	15,053
ERG SpA	804	12,841
Falck Renewables SpA	1,385	2,626
Geox SpA(a)	729	3,115
Immobiliare Grande Distribuzione SIIQ SpA	3,592	3,747
Italmobiliare SpA	122	3,293
Maire Tecnimont SpA	914	5,059
MARR SpA	170	4,482
OVS SpA(b)	386	2,948
Piaggio & C. SpA	1,430	4,480
RAI Way SpA(b)	1,336	7,218
Salini Impregilo SpA	1,235	4,871
Saras SpA	7,595	20,364
Societa Cattolica di Assicurazioni SCRL	914	7,942
Societa Iniziative Autostradali e Servizi SpA	986	15,748
Technogym SpA(b)	128	1,134
Tod’s SpA(a)	164	11,623
Zignago Vetro SpA	348	3,341

Total Italy		216,642

Japan - 25.6%
77 Bank Ltd. (The)	536	13,237
Adastria Co., Ltd.	200	4,513
Aida Engineering Ltd.	300	3,539
Airport Facilities Co., Ltd.	335	1,768
Akita Bank Ltd. (The)	40	1,244
Alpen Co., Ltd.	200	3,895
Alpine Electronics, Inc.	200	3,637
Amano Corp.	200	4,731
AOKI Holdings, Inc.	300	3,934
Aomori Bank Ltd. (The)	49	1,700
Aoyama Trading Co., Ltd.(a)	300	10,727
Arakawa Chemical Industries Ltd.	5	117
Arcland Sakamoto Co., Ltd.	82	1,235
Arcs Co., Ltd.	200	4,509
As One Corp.	35	1,862
Asahi Broadcasting Corp.	308	2,430
Autobacs Seven Co., Ltd.	300	4,861
Avex Group Holdings, Inc.	200	2,713
Awa Bank Ltd. (The)	350	2,307
Bank of Iwate Ltd. (The)	33	1,332
Bank of Nagoya Ltd. (The)	49	1,924
Bank of Okinawa Ltd. (The)	42	1,688
Bell System24 Holdings, Inc.	301	3,289
BP Castrol K.K.	300	5,152
Capcom Co., Ltd.	200	4,915
Chiyoda Co., Ltd.	200	5,005
Citizen Watch Co., Ltd.	600	4,131
COLOPL, Inc.(a)	300	3,459
CONEXIO Corp.	200	3,466
Cosmo Energy Holdings Co., Ltd.	319	7,297
Daihen Corp.	185	1,640
Daiichi Jitsugyo Co., Ltd.	35	1,008
Daiken Corp.	282	7,110
Daiken Medical Co., Ltd.	200	1,386
Daikoku Denki Co., Ltd.	71	1,062
Daikyo, Inc.	200	3,927
Daikyonishikawa Corp.	200	3,219
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	63	2,853
DCM Holdings Co., Ltd.	234	2,112
Denyo Co., Ltd.	295	5,223
Descente Ltd.	283	3,859
Dexerials Corp.	555	6,784
Dip Corp.	241	5,504
DMG Mori Co., Ltd.	200	3,589
Dowa Holdings Co., Ltd.	72	2,624
Dunlop Sports Co., Ltd.(a)	200	2,850
EDION Corp.	200	1,874
Eighteenth Bank Ltd. (The)	2,551	6,232
Eiken Chemical Co., Ltd.	40	1,556
Enplas Corp.	47	2,175
Exedy Corp.	30	913
Fancl Corp.	215	4,641
Feed One Co., Ltd.	1,245	2,909
FIDEA Holdings Co., Ltd.	919	1,682
Fields Corp.(a)	200	1,990
Financial Products Group Co., Ltd.(a)	300	3,329
Foster Electric Co., Ltd.	57	1,150
FP Corp.	259	13,230
Fudo Tetra Corp.	900	1,495
Fuji Corp., Ltd.(a)	500	3,638
Fuji Oil Holdings, Inc.	200	5,222
Fujicco Co., Ltd.	70	1,655
Fujikura Ltd.	523	4,200
Fujimori Kogyo Co., Ltd.	271	9,149
Fujitsu General Ltd.	49	991
Fukui Bank Ltd. (The)	259	6,869
Fukuyama Transporting Co., Ltd.	62	1,957
Gakkyusha Co., Ltd.	212	2,887
Geo Holdings Corp.(a)	300	4,331
GMO Click Holdings, Inc.	200	1,265
GMO Internet, Inc.(a)	200	2,436
GS Yuasa Corp.	2,758	14,480
GungHo Online Entertainment, Inc.(a)	1,100	2,971
Gunma Bank Ltd. (The)	1,487	9,194
H2O Retailing Corp.	300	5,346
Hakuto Co., Ltd.	242	3,663
Hanwa Co., Ltd.	540	19,342
Happinet Corp.	226	3,682
Hard Off Corp. Co., Ltd.	200	2,027
Hazama Ando Corp.	500	3,496
Heiwa Corp.(a)	549	10,881
Hiroshima Bank Ltd. (The)	1,049	8,490
HIS Co., Ltd.	44	1,388
Hitachi Transport System Ltd.	60	1,388
Hitachi Zosen Corp.	500	2,652
Hokuetsu Industries Co., Ltd.	589	5,866
Hokuhoku Financial Group, Inc.	306	4,920
Hokuriku Electric Power Co.(a)	900	7,548
Horiba Ltd.	273	15,425
Hyakujushi Bank Ltd. (The)	2,677	9,275
Ibiden Co., Ltd.(a)	310	4,938
Ichigo, Inc.(a)	800	2,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Investments	Shares	Value
IDOM, Inc.(a)	200	$1,235
Iino Kaiun Kaisha Ltd.	330	1,536
Imasen Electric Industrial	286	3,562
Itochu Enex Co., Ltd.	500	5,366
Japan Radio Co., Ltd.	274	4,147
Japan Steel Works Ltd. (The)	200	4,602
Japan Transcity Corp.	275	1,165
Japan Wool Textile Co., Ltd. (The)	584	5,271
Jimoto Holdings, Inc.	1,100	2,033
Joshin Denki Co., Ltd.	47	1,578
K’s Holdings Corp.	95	2,104
Kadokawa Dwango*	73	886
Kamei Corp.	291	4,764
Kandenko Co., Ltd.	178	1,868
Kasai Kogyo Co., Ltd.	5	76
Kato Sangyo Co., Ltd.	48	1,443
Kato Works Co., Ltd.	64	1,910
Keihin Corp.	200	3,422
Keiyo Bank Ltd. (The)	2,602	12,066
Kenedix, Inc.	336	1,866
Kitagawa Iron Works Co., Ltd.	1	24
Kitano Construction Corp.	2,563	10,428
Kitz Corp.	300	2,444
Koa Corp.	292	5,416
Kobe Bussan Co., Ltd.	36	1,615
Koei Tecmo Holdings Co., Ltd.	200	4,198
Kohnan Shoji Co., Ltd.	200	3,754
KOMEDA Holdings Co., Ltd.	200	3,335
Konaka Co., Ltd.	550	2,824
Krosaki Harima Corp.	49	2,361
Kurabo Industries Ltd.	2,637	7,239
Kuroda Electric Co., Ltd.	200	3,486
KYB Corp.	280	16,915
KYORIN Holdings, Inc.	273	5,493
Kyoto Kimono Yuzen Co., Ltd.(a)	332	2,696
Kyowa Exeo Corp.	300	5,957
Kyudenko Corp.	200	7,747
Leopalace21 Corp.	800	5,572
Life Corp.	266	6,815
Lintec Corp.	200	5,419
Macnica Fuji Electronics Holdings, Inc.	252	4,639
Maeda Corp.	141	1,722
Maeda Road Construction Co., Ltd.	142	3,054
Makino Milling Machine Co., Ltd.	252	2,236
Mandom Corp.	42	1,155
Mani, Inc.	54	1,293
Marubun Corp.	284	2,150
Matsui Securities Co., Ltd.(a)	600	4,520
Megmilk Snow Brand Co., Ltd.	254	6,905
Meisei Industrial Co., Ltd.	298	1,983
Miraca Holdings, Inc.	280	13,009
Mirait Holdings Corp.(a)	300	3,606
Mitsubishi Steel Manufacturing Co., Ltd.	274	6,986
Mitsui Engineering & Shipbuilding Co., Ltd.	300	3,915
Mitsui Home Co., Ltd.	302	1,967
Miyazaki Bank Ltd. (The)	258	9,362
Modec, Inc.	200	4,827
MTI Ltd.	300	1,799
Nachi-Fujikoshi Corp.	2,623	14,750
Nakanishi, Inc.	39	1,764
NEC Networks & System Integration Corp.	206	4,914
NET One Systems Co., Ltd.	200	2,114
NHK Spring Co., Ltd.	654	7,048
Nichi-iko Pharmaceutical Co., Ltd.	200	3,108
Nichias Corp.	149	1,839
Nichiha Corp.	54	2,024
Nichireki Co., Ltd.	287	3,661
Nihon House Holdings Co., Ltd.	627	3,626
Nihon Kohden Corp.	200	4,321
Nihon Parkerizing Co., Ltd.	240	3,838
Nihon Unisys Ltd.	200	3,196
Nippo Corp.	112	2,395
Nippon Coke & Engineering Co., Ltd.	2,974	3,091
Nippon Denko Co., Ltd.	894	3,558
Nippon Flour Mills Co., Ltd.	281	4,279
Nippon Kayaku Co., Ltd.	263	4,049
Nippon Koei Co., Ltd.	273	9,277
Nippon Light Metal Holdings Co., Ltd.	2,900	8,244
Nippon Paper Industries Co., Ltd.(a)	300	5,575
Nippon Parking Development Co., Ltd.(a)	2,391	3,526
Nippon Road Co., Ltd. (The)	39	2,175
Nipro Corp.(a)	290	3,993
Nishi-Nippon Financial Holdings, Inc.	300	3,281
Nishimatsu Construction Co., Ltd.	550	15,880
Nishimatsuya Chain Co., Ltd.	200	2,237
Nissha Printing Co., Ltd.	34	923
Nisshin Oillio Group Ltd. (The)	42	1,383
Nisshinbo Holdings, Inc.	500	5,912
Nitta Corp.	256	9,302
Noevir Holdings Co., Ltd.	273	15,037
NOF Corp.	87	2,444
Nomura Co., Ltd.	279	6,179
NS Solutions Corp.	200	4,410
NTN Corp.	924	3,907
Obara Group, Inc.	27	1,528
Ohsho Food Service Corp.	272	10,922
Oita Bank Ltd. (The)	267	11,056
Okamura Corp.	200	2,283
Okasan Securities Group, Inc.	2,790	16,012
Oki Electric Industry Co., Ltd.	300	3,995
OKUMA Corp.	45	2,463
Okumura Corp.	90	3,453
Onward Holdings Co., Ltd.	321	2,438
Open House Co., Ltd.	65	2,269
OSG Corp.	200	4,548
PAL GROUP Holdings Co., Ltd.	45	1,395
Penta-Ocean Construction Co., Ltd.	500	3,154
Plenus Co., Ltd.	200	4,419
Prima Meat Packers Ltd.	289	1,954
Rengo Co., Ltd.	950	5,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Investments	Shares	Value
Resorttrust, Inc.(a)	200	$3,577
Roland DG Corp.	268	6,859
Round One Corp.	230	3,091
Ryoden Corp.	91	1,370
Saizeriya Co., Ltd.	46	1,265
Sakai Chemical Industry Co., Ltd.	71	1,821
Sakata INX Corp.	280	5,166
San-Ai Oil Co., Ltd.	229	2,537
Sankyu, Inc.	66	2,774
Sanoh Industrial Co., Ltd.	372	3,113
Sanrio Co., Ltd.(a)	300	5,690
Sanwa Holdings Corp.	600	6,881
Sanyo Denki Co., Ltd.	50	2,798
Sawai Pharmaceutical Co., Ltd.	200	11,353
Seikagaku Corp.	261	4,716
Seino Holdings Co., Ltd.	300	4,208
Senko Group Holdings Co., Ltd.	580	4,132
SFP Holdings Co., Ltd.	172	2,679
Shiga Bank Ltd. (The)	420	2,336
Shikoku Chemicals Corp.	112	1,693
Shimachu Co., Ltd.	253	6,644
Shinko Plantech Co., Ltd.	300	2,630
Shoei Co., Ltd.	277	8,539
Showa Sangyo Co., Ltd.	50	1,302
SKY Perfect JSAT Holdings, Inc.(a)	1,400	6,256
Sotetsu Holdings, Inc.	400	9,666
Starts Corp., Inc.	200	5,140
Sumitomo Mitsui Construction Co., Ltd.	413	2,386
Sumitomo Seika Chemicals Co., Ltd.	25	1,195
T-Gaia Corp.	300	5,829
Tadano Ltd.	227	2,652
Taiho Kogyo Co., Ltd.	7	106
Taiyo Holdings Co., Ltd.	259	12,057
Takara Holdings, Inc.	300	2,737
Takara Leben Co., Ltd.(a)	600	2,932
Takeuchi Manufacturing Co., Ltd.	253	5,289
Tatsuta Electric Wire and Cable Co., Ltd.	868	6,616
TechnoPro Holdings, Inc.	73	3,457
TOA Corp.	216	2,272
Tocalo Co., Ltd.	88	3,389
Tochigi Bank Ltd. (The)	644	2,746
Toda Corp.	404	3,148
Toho Bank Ltd. (The)	2,414	9,071
TOKAI Holdings Corp.	300	2,319
Tokai Rika Co., Ltd.	300	5,933
Tokai Tokyo Financial Holdings, Inc.	518	3,069
Tokyo Dome Corp.	329	3,040
Tokyo Steel Manufacturing Co., Ltd.	257	2,116
Tokyo TY Financial Group, Inc.	48	1,227
Tokyotokeiba Co., Ltd.	180	5,413
Tokyu Construction Co., Ltd.	300	2,460
TOMONY Holdings, Inc.	601	2,718
Toshiba Machine Co., Ltd.	452	2,465
Toshiba Plant Systems & Services Corp.	200	3,362
Totetsu Kogyo Co., Ltd.	45	1,481
Toyo Ink SC Holdings Co., Ltd.	2,644	14,868
Toyo Tire & Rubber Co., Ltd.	337	7,571
Toyobo Co., Ltd.	287	5,464
Trusco Nakayama Corp.	200	4,872
TS Tech Co., Ltd.	284	9,537
Tsubaki Nakashima Co., Ltd.(a)	293	6,143
Tsubakimoto Chain Co.	283	2,260
Tsugami Corp.	233	1,964
Tsumura & Co.	213	7,664
UACJ Corp.	52	1,481
Ube Industries Ltd.	200	5,774
UKC Holdings Corp.	254	4,387
Universal Entertainment Corp.(a)	200	5,881
Valor Holdings Co., Ltd.	200	4,271
Vital KSK Holdings, Inc.	200	1,658
VT Holdings Co., Ltd.	300	1,716
Wacoal Holdings Corp.	135	3,836
Yamagata Bank Ltd. (The)	69	1,592
Yamanashi Chuo Bank Ltd. (The)	419	1,761
Yamatane Corp.	200	3,381
Yokohama Reito Co., Ltd.(a)	300	2,825
Yondoshi Holdings, Inc.	42	1,194
Yumeshin Holdings Co., Ltd.	600	4,152
Yushin Precision Equipment Co., Ltd.	49	1,376
Zeon Corp.	270	3,500
Zojirushi Corp.	200	1,915

Total Japan		1,222,176

Netherlands - 1.6%
Accell Group	83	2,566
Amsterdam Commodities N.V.	16	469
BE Semiconductor Industries N.V.	252	17,532
Beter Bed Holding N.V.	125	2,368
BinckBank N.V.	732	3,785
Corbion N.V.	278	8,956
Flow Traders(b)	156	4,196
ForFarmers N.V.	341	4,434
Intertrust N.V.(b)	330	5,360
Koninklijke BAM Groep N.V.	578	3,306
PostNL N.V.	1,792	7,720
Refresco Group N.V.(b)	153	3,082
SIF Holding N.V.(a)	99	2,123
TKH Group N.V. CVA	173	11,240
Wessanen	74	1,391

Total Netherlands		78,528

New Zealand - 4.2%
Air New Zealand Ltd.	10,623	25,879
Chorus Ltd.	2,019	5,721
Contact Energy Ltd.	4,551	18,095
EBOS Group Ltd.	762	9,436
Fonterra Co-operative Group Ltd.	57	257
Freightways Ltd.	1,040	5,849
Genesis Energy Ltd.	9,308	16,082
Heartland Bank Ltd.	4,447	5,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Investments	Shares	Value
Infratil Ltd.	2,787	$6,286
Investore Property Ltd.	275	266
Kathmandu Holdings Ltd.	2,455	4,206
Kiwi Property Group Ltd.	8,199	8,002
Mainfreight Ltd.	368	6,629
Metlifecare Ltd.	332	1,392
Metro Performance Glass Ltd.	2,452	1,773
Michael Hill International Ltd.	2,850	2,449
New Zealand Refining Co., Ltd. (The)	1,803	3,324
NZME Ltd.	3,487	2,218
NZX Ltd.	6,341	5,409
Port of Tauranga Ltd.	1,777	5,498
Restaurant Brands New Zealand Ltd.	569	2,805
Sanford Ltd.	366	2,037
Scales Corp., Ltd.	982	2,627
Skellerup Holdings Ltd.	1,679	2,051
SKY Network Television Ltd.	4,648	9,072
SKYCITY Entertainment Group Ltd.	3,628	9,835
Steel & Tube Holdings Ltd.	907	1,390
Summerset Group Holdings Ltd.	431	1,583
Tegel Group Holdings Ltd.	3,083	2,920
Tourism Holdings Ltd.	773	2,772
Trade Me Group Ltd.	2,376	7,849
Trustpower Ltd.	1,520	6,032
Z Energy Ltd.	2,433	12,945

Total New Zealand		198,540

Norway - 3.3%
ABG Sundal Collier Holding ASA	6,695	4,710
American Shipping Co. ASA*	1,234	3,565
Arcus ASA(b)	373	2,034
Atea ASA*	905	11,937
Austevoll Seafood ASA	788	8,216
Borregaard ASA	246	2,758
Ekornes ASA	377	5,352
Entra ASA(b)	783	10,722
Europris ASA(b)	1,800	8,660
Grieg Seafood ASA	956	9,415
Norway Royal Salmon ASA	395	8,312
Ocean Yield ASA	1,190	10,689
Protector Forsikring ASA	338	3,322
Scatec Solar ASA(b)	402	2,111
Selvaag Bolig ASA	552	2,358
Skandiabanken ASA(b)	183	2,023
SpareBank 1 Nord Norge	644	4,996
SpareBank 1 SMN	764	7,798
SpareBank 1 SR-Bank ASA	1,171	12,614
Sparebanken Vest	680	4,784
TGS Nopec Geophysical Co. ASA	453	10,784
Tomra Systems ASA	516	7,746
Veidekke ASA	621	7,782
Weifa ASA	708	3,095

Total Norway		155,783

Portugal - 1.2%
Altri, SGPS, S.A.	717	3,787
Corticeira Amorim, SGPS, S.A.	210	2,946
CTT-Correios de Portugal S.A.	910	5,484
Mota-Engil, SGPS, S.A.	899	3,371
REN - Redes Energeticas Nacionais, SGPS, S.A.	5,155	16,784
Semapa-Sociedade de Investimento e Gestao	326	6,247
Sonae Capital, SGPS, S.A.	3,806	3,919
Sonae, SGPS, S.A.	12,011	14,498

Total Portugal		57,036

Singapore - 3.7%
Accordia Golf Trust	6,665	3,583
Asian Pay Television Trust	6,801	2,855
Boustead Singapore Ltd.	3,285	2,226
Bukit Sembawang Estates Ltd.	1,700	7,924
Centurion Corp., Ltd.	7,400	2,752
China Aviation Oil Singapore Corp., Ltd.(a)	1,534	1,807
Chip Eng Seng Corp., Ltd.	8,605	4,848
CITIC Envirotech Ltd.	4,500	2,419
CWT Ltd.	1,800	3,102
Far East Orchard Ltd.	3,200	3,452
First Resources Ltd.	1,427	1,986
Geo Energy Resources Ltd.(a)	8,100	1,611
GuocoLand Ltd.	6,000	10,030
Ho Bee Land Ltd.	1,800	3,089
Hong Fok Corp., Ltd.	3,200	1,921
iFAST Corp., Ltd.	3,000	2,055
Indofood Agri Resources Ltd.	5,400	1,789
Japfa Ltd.(a)	6,500	2,681
Keppel Infrastructure Trust	35,561	14,403
Keppel Telecommunications & Transportation Ltd.	2,700	2,963
KSH Holdings Ltd.(a)	3,225	1,757
Lian Beng Group Ltd.	7,100	3,320
M1 Ltd.(a)	1,415	1,855
OUE Ltd.	3,300	4,739
Oxley Holdings Ltd.	8,600	3,452
Q&M Dental Group Singapore Ltd.	5,000	2,375
QAF Ltd.	3,900	3,475
Raffles Medical Group Ltd.(a)	5,400	4,474
RHT Health Trust	3,868	2,435
Sembcorp Marine Ltd.(a)	4,103	5,272
Sheng Siong Group Ltd.(a)	9,800	6,639
SIIC Environment Holdings Ltd.	9,200	3,625
Singapore Post Ltd.(a)	14,000	12,887
Talkmed Group Ltd.	1,800	775
UMS Holdings Ltd.	2,400	1,767
United Engineers Ltd.	3,600	7,184
UPP Holdings Ltd.	9,000	1,723
Venture Corp., Ltd.	1,108	14,393
Wheelock Properties Singapore Ltd.	4,800	6,645
Wing Tai Holdings Ltd.	3,300	5,249
Yanlord Land Group Ltd.	5,609	7,641

Total Singapore		179,178

Spain - 0.9%
Applus Services S.A.	141	1,767
Construcciones y Auxiliar de Ferrocarriles S.A.	92	3,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Investments	Shares	Value
Elecnor S.A.	275	$3,833
Ence Energia y Celulosa S.A.	674	3,506
Euskaltel S.A.(b)	339	3,051
Faes Farma S.A.	1,247	4,172
Fluidra S.A.	231	2,435
Papeles y Cartones de Europa S.A.	171	1,607
Saeta Yield S.A.	919	10,495
Tecnicas Reunidas S.A.(a)	273	8,632

Total Spain		43,221

Sweden - 5.1%
Acando AB	521	1,877
AddTech AB Class B	180	3,606
AF AB Class B	305	7,107
Alimak Group AB(b)	171	3,111
Atrium Ljungberg AB Class B	380	6,611
Attendo AB(b)	282	3,239
Bergman & Beving AB Class B	53	709
Betsson AB*	956	8,696
Bilia AB Class A	264	2,911
BioGaia AB Class B	24	891
Bonava AB Class B	197	3,181
Bravida Holding AB(b)	243	1,776
Bulten AB	93	1,436
Byggmax Group AB	587	4,926
Capio AB(b)	348	2,034
Clas Ohlson AB Class B	428	7,918
Cloetta AB Class B	399	1,369
Com Hem Holding AB	294	4,193
Coor Service Management Holding AB(b)	536	3,809
Dometic Group AB(b)	1,063	9,018
Duni AB	393	6,163
Dustin Group AB(b)	183	1,541
Evolution Gaming Group AB(b)	33	2,098
Granges AB	306	3,496
Gunnebo AB	459	2,328
Hemfosa Fastigheter AB	1,090	13,821
HIQ International AB*	477	3,565
Intrum Justitia AB(a)	317	11,185
Inwido AB	86	1,093
KNOW IT AB	101	1,615
Kungsleden AB	594	4,079
LeoVegas AB(b)	224	1,893
Lifco AB Class B	152	4,946
Lindab International AB	110	1,164
Loomis AB Class B	287	11,382
Magnolia Bostad AB	136	1,366
Mekonomen AB	134	3,029
Modern Times Group MTG AB Class B	395	14,276
MQ Holding AB	860	3,393
Mycronic AB(a)	372	5,093
NetEnt AB*	585	4,530
New Wave Group AB Class B	291	2,068
Nobina AB(b)	737	4,298
Nolato AB Class B	119	5,730
Nordax Group AB(b)	599	3,522
Nordic Waterproofing Holding A/S(b)	225	2,564
NP3 Fastigheter AB	672	3,985
Paradox Interactive AB	224	2,339
Platzer Fastigheter Holding AB Class B	416	2,586
Pricer AB Class B(a)	1,809	2,194
Ratos AB Class B(a)	255	1,245
Recipharm AB Class B	146	1,726
Resurs Holding AB(b)	1,561	11,016
Scandic Hotels Group AB(b)	338	4,627
Systemair AB	114	1,899
Thule Group AB(b)	98	2,101
Wihlborgs Fastigheter AB	407	9,933

Total Sweden		242,307

Switzerland - 1.4%
Ascom Holding AG Registered Shares	204	4,491
Bobst Group S.A. Registered Shares	35	3,849
Daetwyler Holding AG Bearer Shares	30	4,750
EFG International AG*	1,655	14,333
GAM Holding AG*	1,175	18,215
Implenia AG Registered Shares	38	2,515
Kudelski S.A. Bearer Shares	129	1,613
Mobilezone Holding AG Registered Shares	61	769
Oriflame Holding AG	184	6,258
Tecan Group AG Registered Shares	18	3,728
Valiant Holding AG Registered Shares	26	2,827
Zehnder Group AG	59	2,073

Total Switzerland		65,421

United Kingdom - 16.2%
A.G. Barr PLC	258	2,139
AA PLC	4,256	9,679
Abcam PLC	191	2,614
Acal PLC	788	3,275
Ascential PLC	1,132	5,217
AVEVA Group PLC	90	2,940
Balfour Beatty PLC	1,573	5,681
BCA Marketplace PLC	4,343	12,790
BGEO Group PLC	87	3,805
Big Yellow Group PLC	459	4,662
Bodycote PLC	567	6,972
Bovis Homes Group PLC	384	5,636
Braemar Shipping Services PLC	648	2,739
Brewin Dolphin Holdings PLC	1,930	9,040
Britvic PLC	1,688	17,110
Card Factory PLC	1,001	4,138
Central Asia Metals PLC(a)	1,037	3,228
Chesnara PLC	935	4,946
Cineworld Group PLC	525	4,772
Clarkson PLC	77	2,956
Clinigen Group PLC*	147	2,102
Clipper Logistics PLC	360	1,944
CMC Markets PLC(b)	2,586	5,621
Coats Group PLC	2,690	2,822
Communisis PLC	3,781	2,942
Concentric AB	111	1,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Investments	Shares	Value
Consort Medical PLC	363	$5,294
Costain Group PLC	678	4,077
Countryside Properties PLC(b)	1,613	7,514
Cranswick PLC	71	2,812
Crest Nicholson Holdings PLC	242	1,795
Dairy Crest Group PLC(a)	1,166	9,613
De La Rue PLC	953	8,292
Dechra Pharmaceuticals PLC	119	3,257
Devro PLC	1,214	3,881
Dignity PLC	167	5,167
Diploma PLC	210	2,998
Domino’s Pizza Group PLC	2,254	9,381
Drax Group PLC	776	3,241
Dunelm Group PLC	1,442	13,688
Elegant Hotels Group PLC	2,777	3,241
Elementis PLC	3,640	13,230
EMIS Group PLC	476	5,891
Epwin Group PLC	1,478	1,557
Equiniti Group PLC(b)	1,643	6,639
Essentra PLC	1,279	9,481
esure Group PLC	2,915	11,040
Eurocell PLC	816	2,737
Euromoney Institutional Investor PLC	365	5,734
FDM Group Holdings PLC	233	3,007
Fenner PLC	1,117	5,054
Ferrexpo PLC	1,060	4,158
Fevertree Drinks PLC	66	1,937
Fidessa Group PLC	98	2,954
Forterra PLC(b)	689	2,572
Galliford Try PLC	240	4,357
Games Workshop Group PLC	359	9,484
Gamma Communications PLC	251	2,004
Gattaca PLC	584	2,358
Genus PLC	66	1,858
Go-Ahead Group PLC	144	3,290
Greggs PLC	674	11,276
Halfords Group PLC	674	3,169
Hastings Group Holdings PLC(b)	2,760	11,264
Helical PLC	639	2,576
Henry Boot PLC	518	2,092
Hill & Smith Holdings PLC	188	3,188
Hilton Food Group PLC	381	3,711
Hochschild Mining PLC	506	1,558
Ibstock PLC(b)	1,816	5,548
J D Wetherspoon PLC	137	2,307
James Fisher & Sons PLC	62	1,293
John Laing Group PLC(b)	705	2,698
John Menzies PLC	560	5,406
Just Group PLC	122	240
Kainos Group PLC	720	2,816
Kcom Group PLC	3,231	4,291
Keller Group PLC	167	1,834
Kier Group PLC	66	1,030
Lookers PLC	2,619	4,217
Low & Bonar PLC	2,856	3,037
Marshalls PLC	492	2,878
McBride PLC*	1,124	3,174
McCarthy & Stone PLC(b)	2,274	4,561
McColl’s Retail Group PLC	1,562	5,663
Mears Group PLC	771	5,030
Moneysupermarket.com Group PLC	2,473	10,551
Morgan Advanced Materials PLC	959	4,003
Morgan Sindall Group PLC	192	3,678
N Brown Group PLC	1,240	5,843
National Express Group PLC	3,240	15,384
NCC Group PLC	1,369	3,976
Northgate PLC	804	4,679
Novae Group PLC	657	6,294
Numis Corp. PLC	837	3,153
On the Beach Group PLC(b)	261	1,383
OneSavings Bank PLC	492	2,661
Oxford Instruments PLC	92	1,197
Pagegroup PLC	2,590	17,301
Pan African Resources PLC	14,432	2,517
PayPoint PLC	207	2,651
Pendragon PLC	11,513	4,943
Pets at Home Group PLC	2,122	6,084
Photo-Me International PLC	684	1,597
Polar Capital Holdings PLC	837	4,989
Polypipe Group PLC	889	5,029
PZ Cussons PLC	988	4,236
QinetiQ Group PLC	2,711	8,980
Rank Group PLC	2,642	7,869
Redde PLC	3,255	7,861
Redrow PLC	1,306	10,382
Ricardo PLC	230	2,558
Rotork PLC	2,910	10,167
RPS Group PLC	1,349	5,221
RWS Holdings PLC	476	2,534
Safestore Holdings PLC	983	5,759
Savills PLC	762	9,523
Senior PLC	922	3,413
Servelec Group PLC	481	1,594
Severfield PLC	1,726	1,534
Soco International PLC	3,050	4,726
Softcat PLC	662	3,735
Sophos Group PLC(b)	386	2,846
Spirent Communications PLC	1,250	1,610
St. Modwen Properties PLC	795	3,987
Stock Spirits Group PLC	1,688	5,435
SuperGroup PLC	356	8,115
Synthomer PLC	572	3,747
TalkTalk Telecom Group PLC(a)	12,034	33,857
TBC Bank Group PLC	165	3,675
Ted Baker PLC	200	7,111
Telecom Plus PLC	206	3,001
Thomas Cook Group PLC	2,284	3,686
Topps Tiles PLC	2,031	2,057
TT electronics PLC	1,045	3,197
Tyman PLC	1,057	4,573
Ultra Electronics Holdings PLC	326	7,864
Unite Group PLC (The)	570	5,258
Vedanta Resources PLC	1,786	20,895
Vesuvius PLC	896	7,092
Victrex PLC	275	8,748
Volution Group PLC	1,229	3,281
Watkin Jones PLC	1,192	3,502
WH Smith PLC	605	16,404
Wincanton PLC	753	2,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Investments	Shares	Value
ZPG PLC(b)	970	$4,707

Total United Kingdom		775,128

TOTAL COMMON STOCKS (Cost: $4,277,656)		4,747,072

RIGHTS - 0.0%
United Kingdom - 0.0%
Equiniti Group PLC, expiring 10/16/17* (Cost $0)	352	543

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%

United States - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $255,571)(d)	255,571	255,571

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $4,533,227)		5,003,186
Other Assets less Liabilities - (4.7)%		(225,460)

NET ASSETS - 100.0%		$4,777,726

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $50, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $309,954 and the total market value of the collateral held by the Fund was $328,562. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $72,991.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	27,061	AUD	21,238	USD	$—	$(5)
Bank of America N.A.	10/3/2017	7,886	CHF	8,150	USD	—	—
Bank of America N.A.	10/3/2017	32,030	DKK	5,088	USD	—	—
Bank of America N.A.	10/3/2017	53,645	EUR	63,417	USD	2	—
Bank of America N.A.	10/3/2017	58,352	GBP	78,286	USD	2	—
Bank of America N.A.	10/3/2017	52,000	ILS	14,719	USD	1	—
Bank of America N.A.	10/3/2017	171,657	NOK	21,563	USD	1	—
Bank of America N.A.	10/3/2017	9,544	NZD	6,899	USD	—	—
Bank of America N.A.	10/3/2017	207,685	SEK	25,443	USD	1	—
Bank of America N.A.	10/3/2017	14,214	USD	17,928	AUD	147	—
Bank of America N.A.	10/3/2017	33,844	USD	42,296	AUD	656	—
Bank of America N.A.	10/3/2017	5,455	USD	5,232	CHF	48	—
Bank of America N.A.	10/3/2017	12,989	USD	12,462	CHF	110	—
Bank of America N.A.	10/3/2017	3,405	USD	21,304	DKK	21	—
Bank of America N.A.	10/3/2017	8,109	USD	50,400	DKK	102	—
Bank of America N.A.	10/3/2017	42,446	USD	35,641	EUR	312	—
Bank of America N.A.	10/3/2017	101,058	USD	84,409	EUR	1,270	—
Bank of America N.A.	10/3/2017	52,398	USD	40,620	GBP	—	(2,099)
Bank of America N.A.	10/3/2017	124,753	USD	91,723	GBP	1,692	—
Bank of America N.A.	10/3/2017	9,852	USD	35,302	ILS	—	(141)
Bank of America N.A.	10/3/2017	23,457	USD	82,596	ILS	76	—
Bank of America N.A.	10/3/2017	14,432	USD	112,215	NOK	335	—
Bank of America N.A.	10/3/2017	34,362	USD	269,303	NOK	531	—
Bank of America N.A.	10/3/2017	4,618	USD	6,451	NZD	—	(46)
Bank of America N.A.	10/3/2017	10,995	USD	15,109	NZD	73	—
Bank of America N.A.	10/3/2017	17,029	USD	135,265	SEK	457	—
Bank of America N.A.	10/3/2017	40,545	USD	322,623	SEK	1,019	—
Bank of America N.A.	10/4/2017	14,027,023	JPY	124,609	USD	10	—
Bank of America N.A.	10/4/2017	24,822	SGD	18,280	USD	—	(1)
Bank of America N.A.	10/4/2017	83,402	USD	9,166,413	JPY	1,966	—
Bank of America N.A.	10/4/2017	198,570	USD	22,035,710	JPY	2,801	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Bank of America N.A.	10/4/2017	12,235	USD	16,612	SGD	$2	$—
Bank of America N.A.	10/4/2017	29,131	USD	39,194	SGD	268	—
Bank of America N.A.	11/2/2017	21,126	USD	26,928	AUD	4	—
Bank of America N.A.	11/2/2017	8,289	USD	8,005	CHF	—	—
Bank of America N.A.	11/2/2017	5,174	USD	32,517	DKK	—	(1)
Bank of America N.A.	11/2/2017	65,983	USD	55,728	EUR	—	(3)
Bank of America N.A.	11/2/2017	82,660	USD	61,554	GBP	—	(5)
Bank of America N.A.	11/2/2017	15,286	USD	53,950	ILS	—	(2)
Bank of America N.A.	11/2/2017	22,087	USD	175,714	NOK	—	(1)
Bank of America N.A.	11/2/2017	6,865	USD	9,503	NZD	—	—
Bank of America N.A.	11/2/2017	26,312	USD	214,434	SEK	—	(3)
Bank of America N.A.	11/3/2017	18,657	USD	25,326	SGD	—	—
Bank of America N.A.	11/6/2017	128,197	USD	14,410,086	JPY	—	(14)
Barclays Bank PLC	10/3/2017	27,066	AUD	21,238	USD	—	(1)
Barclays Bank PLC	10/3/2017	7,886	CHF	8,150	USD	—	—
Barclays Bank PLC	10/3/2017	32,029	DKK	5,088	USD	—	—
Barclays Bank PLC	10/3/2017	53,645	EUR	63,417	USD	2	—
Barclays Bank PLC	10/3/2017	58,352	GBP	78,286	USD	2	—
Barclays Bank PLC	10/3/2017	51,998	ILS	14,719	USD	—	—
Barclays Bank PLC	10/3/2017	171,652	NOK	21,563	USD	1	—
Barclays Bank PLC	10/3/2017	9,544	NZD	6,899	USD	—	—
Barclays Bank PLC	10/3/2017	207,680	SEK	25,443	USD	1	—
Barclays Bank PLC	10/4/2017	14,026,985	JPY	124,609	USD	9	—
Barclays Bank PLC	10/4/2017	24,823	SGD	18,280	USD	—	—
Barclays Bank PLC	11/2/2017	21,126	USD	26,933	AUD	—	—
Barclays Bank PLC	11/2/2017	8,289	USD	8,005	CHF	—	—
Barclays Bank PLC	11/2/2017	5,174	USD	32,515	DKK	—	—
Barclays Bank PLC	11/2/2017	65,983	USD	55,727	EUR	—	(2)
Barclays Bank PLC	11/2/2017	82,660	USD	61,553	GBP	—	(4)
Barclays Bank PLC	11/2/2017	15,286	USD	53,955	ILS	—	(3)
Barclays Bank PLC	11/2/2017	22,087	USD	175,711	NOK	—	(1)
Barclays Bank PLC	11/2/2017	6,865	USD	9,503	NZD	—	—
Barclays Bank PLC	11/2/2017	26,312	USD	214,423	SEK	—	(1)
Barclays Bank PLC	11/3/2017	18,657	USD	25,330	SGD	—	(3)
Barclays Bank PLC	11/6/2017	128,197	USD	14,409,958	JPY	—	(12)
Citibank N.A.	10/3/2017	508	AUD	400	USD	—	(1)
Citibank N.A.	10/3/2017	27,067	AUD	21,238	USD	—	—
Citibank N.A.	10/3/2017	149	CHF	154	USD	—	—
Citibank N.A.	10/3/2017	7,886	CHF	8,150	USD	—	—
Citibank N.A.	10/3/2017	607	DKK	96	USD	—	—
Citibank N.A.	10/3/2017	32,030	DKK	5,088	USD	—	—
Citibank N.A.	10/3/2017	1,016	EUR	1,196	USD	5	—
Citibank N.A.	10/3/2017	53,645	EUR	63,417	USD	2	—
Citibank N.A.	10/3/2017	1,100	GBP	1,476	USD	—	(1)
Citibank N.A.	10/3/2017	58,352	GBP	78,286	USD	2	—
Citibank N.A.	10/3/2017	981	ILS	278	USD	—	—
Citibank N.A.	10/3/2017	51,999	ILS	14,719	USD	1	—
Citibank N.A.	10/3/2017	3,217	NOK	407	USD	—	(3)
Citibank N.A.	10/3/2017	171,653	NOK	21,563	USD	1	—
Citibank N.A.	10/3/2017	181	NZD	130	USD	1	—
Citibank N.A.	10/3/2017	9,544	NZD	6,899	USD	—	—
Citibank N.A.	10/3/2017	3,909	SEK	480	USD	—	(1)
Citibank N.A.	10/3/2017	207,681	SEK	25,443	USD	1	—
Citibank N.A.	10/3/2017	14,214	USD	17,926	AUD	148	—
Citibank N.A.	10/3/2017	5,455	USD	5,233	CHF	47	—
Citibank N.A.	10/3/2017	3,405	USD	21,267	DKK	26	—
Citibank N.A.	10/3/2017	42,446	USD	35,647	EUR	304	—
Citibank N.A.	10/3/2017	52,398	USD	40,624	GBP	—	(2,105)
Citibank N.A.	10/3/2017	9,852	USD	35,300	ILS	—	(141)
Citibank N.A.	10/3/2017	14,432	USD	112,206	NOK	336	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Citibank N.A.	10/3/2017	4,618	USD	6,451	NZD	$—	$(46)
Citibank N.A.	10/3/2017	17,029	USD	135,291	SEK	454	—
Citibank N.A.	10/4/2017	263,585	JPY	2,349	USD	—	(7)
Citibank N.A.	10/4/2017	14,026,288	JPY	124,609	USD	3	—
Citibank N.A.	10/4/2017	468	SGD	345	USD	—	—
Citibank N.A.	10/4/2017	24,822	SGD	18,280	USD	—	(1)
Citibank N.A.	10/4/2017	83,402	USD	9,166,396	JPY	1,966	—
Citibank N.A.	10/4/2017	12,235	USD	16,610	SGD	3	—
Citibank N.A.	11/2/2017	21,126	USD	26,934	AUD	—	(1)
Citibank N.A.	11/2/2017	8,289	USD	8,005	CHF	—	—
Citibank N.A.	11/2/2017	5,174	USD	32,516	DKK	—	—
Citibank N.A.	11/2/2017	65,983	USD	55,728	EUR	—	(3)
Citibank N.A.	11/2/2017	82,660	USD	61,553	GBP	—	(3)
Citibank N.A.	11/2/2017	15,286	USD	53,953	ILS	—	(2)
Citibank N.A.	11/2/2017	22,087	USD	175,709	NOK	—	(1)
Citibank N.A.	11/2/2017	6,865	USD	9,503	NZD	—	—
Citibank N.A.	11/2/2017	26,312	USD	214,423	SEK	—	(1)
Citibank N.A.	11/3/2017	18,657	USD	25,325	SGD	1	—
Citibank N.A.	11/6/2017	128,197	USD	14,409,137	JPY	—	(5)
Credit Suisse International	10/3/2017	20,622	AUD	16,182	USD	—	(1)
Credit Suisse International	10/3/2017	6,013	CHF	6,214	USD	—	—
Credit Suisse International	10/3/2017	24,424	DKK	3,880	USD	—	—
Credit Suisse International	10/3/2017	40,872	EUR	48,318	USD	1	—
Credit Suisse International	10/3/2017	44,461	GBP	59,649	USD	1	—
Credit Suisse International	10/3/2017	39,634	ILS	11,219	USD	1	—
Credit Suisse International	10/3/2017	130,799	NOK	16,431	USD	—	—
Credit Suisse International	10/3/2017	7,276	NZD	5,260	USD	—	—
Credit Suisse International	10/3/2017	158,239	SEK	19,386	USD	—	—
Credit Suisse International	10/3/2017	14,214	USD	17,928	AUD	147	—
Credit Suisse International	10/3/2017	5,455	USD	5,233	CHF	47	—
Credit Suisse International	10/3/2017	3,405	USD	21,265	DKK	27	—
Credit Suisse International	10/3/2017	42,446	USD	35,648	EUR	303	—
Credit Suisse International	10/3/2017	52,398	USD	40,624	GBP	—	(2,105)
Credit Suisse International	10/3/2017	9,852	USD	35,296	ILS	—	(140)
Credit Suisse International	10/3/2017	14,432	USD	112,210	NOK	336	—
Credit Suisse International	10/3/2017	4,618	USD	6,451	NZD	—	(46)
Credit Suisse International	10/3/2017	17,029	USD	135,300	SEK	453	—
Credit Suisse International	10/4/2017	10,686,539	JPY	94,941	USD	—	—
Credit Suisse International	10/4/2017	18,916	SGD	13,931	USD	—	(1)
Credit Suisse International	10/4/2017	83,402	USD	9,166,563	JPY	1,965	—
Credit Suisse International	10/4/2017	12,235	USD	16,611	SGD	3	—
Credit Suisse International	11/2/2017	16,100	USD	20,526	AUD	—	—
Credit Suisse International	11/2/2017	6,320	USD	6,104	CHF	—	—
Credit Suisse International	11/2/2017	3,943	USD	24,780	DKK	—	—
Credit Suisse International	11/2/2017	50,277	USD	42,463	EUR	—	(3)
Credit Suisse International	11/2/2017	62,982	USD	46,900	GBP	—	(4)
Credit Suisse International	11/2/2017	11,648	USD	41,112	ILS	—	(2)
Credit Suisse International	11/2/2017	16,832	USD	133,907	NOK	—	(1)
Credit Suisse International	11/2/2017	5,234	USD	7,245	NZD	—	—
Credit Suisse International	11/2/2017	20,049	USD	163,390	SEK	—	(2)
Credit Suisse International	11/3/2017	14,219	USD	19,301	SGD	—	—
Credit Suisse International	11/6/2017	97,678	USD	10,978,889	JPY	—	(4)
Goldman Sachs	10/3/2017	27,066	AUD	21,238	USD	—	(1)
Goldman Sachs	10/3/2017	7,886	CHF	8,150	USD	—	—
Goldman Sachs	10/3/2017	32,029	DKK	5,088	USD	—	—
Goldman Sachs	10/3/2017	53,645	EUR	63,417	USD	2	—
Goldman Sachs	10/3/2017	58,352	GBP	78,286	USD	2	—
Goldman Sachs	10/3/2017	51,998	ILS	14,719	USD	—	—
Goldman Sachs	10/3/2017	171,652	NOK	21,563	USD	1	—
Goldman Sachs	10/3/2017	9,544	NZD	6,899	USD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2017

Goldman Sachs	10/3/2017	207,680	SEK	25,443	USD	$1	$—
Goldman Sachs	10/3/2017	14,214	USD	17,926	AUD	148	—
Goldman Sachs	10/3/2017	5,455	USD	5,233	CHF	47	—
Goldman Sachs	10/3/2017	3,405	USD	21,269	DKK	26	—
Goldman Sachs	10/3/2017	42,446	USD	35,647	EUR	304	—
Goldman Sachs	10/3/2017	52,398	USD	40,623	GBP	—	(2,104)
Goldman Sachs	10/3/2017	9,852	USD	35,303	ILS	—	(141)
Goldman Sachs	10/3/2017	14,432	USD	112,211	NOK	336	—
Goldman Sachs	10/3/2017	4,618	USD	6,451	NZD	—	(46)
Goldman Sachs	10/3/2017	17,029	USD	135,294	SEK	454	—
Goldman Sachs	10/4/2017	14,026,200	JPY	124,609	USD	2	—
Goldman Sachs	10/4/2017	24,822	SGD	18,280	USD	—	—
Goldman Sachs	10/4/2017	83,402	USD	9,166,396	JPY	1,966	—
Goldman Sachs	10/4/2017	12,235	USD	16,611	SGD	2	—
Goldman Sachs	11/2/2017	21,126	USD	26,933	AUD	—	—
Goldman Sachs	11/2/2017	8,289	USD	8,005	CHF	—	—
Goldman Sachs	11/2/2017	5,174	USD	32,516	DKK	—	—
Goldman Sachs	11/2/2017	65,983	USD	55,727	EUR	—	(2)
Goldman Sachs	11/2/2017	82,660	USD	61,552	GBP	—	(2)
Goldman Sachs	11/2/2017	15,286	USD	53,946	ILS	—	(1)
Goldman Sachs	11/2/2017	22,087	USD	175,707	NOK	—	(1)
Goldman Sachs	11/2/2017	6,865	USD	9,502	NZD	—	—
Goldman Sachs	11/2/2017	26,312	USD	214,422	SEK	—	(1)
Goldman Sachs	11/3/2017	18,657	USD	25,326	SGD	—	—
Goldman Sachs	11/6/2017	128,197	USD	14,408,945	JPY	—	(3)
Morgan Stanley & Co. International	10/3/2017	10,834	USD	13,664	AUD	113	—
Morgan Stanley & Co. International	10/3/2017	4,159	USD	3,990	CHF	36	—
Morgan Stanley & Co. International	10/3/2017	2,599	USD	16,234	DKK	20	—
Morgan Stanley & Co. International	10/3/2017	32,340	USD	27,160	EUR	231	—
Morgan Stanley & Co. International	10/3/2017	39,924	USD	30,953	GBP	—	(1,604)
Morgan Stanley & Co. International	10/3/2017	7,508	USD	26,904	ILS	—	(108)
Morgan Stanley & Co. International	10/3/2017	11,000	USD	85,527	NOK	256	—
Morgan Stanley & Co. International	10/3/2017	3,519	USD	4,916	NZD	—	(35)
Morgan Stanley & Co. International	10/3/2017	12,977	USD	103,101	SEK	346	—
Morgan Stanley & Co. International	10/4/2017	63,548	USD	6,984,382	JPY	1,497	—
Morgan Stanley & Co. International	10/4/2017	9,325	USD	12,660	SGD	2	—

						$24,299	$(11,028)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 98.9%

Japan - 98.9%
Air Freight & Logistics - 0.1%
Kintetsu World Express, Inc.	100	$1,658
Yamato Holdings Co., Ltd.	100	2,018

Total Air Freight & Logistics		3,676

Airlines - 0.5%
ANA Holdings, Inc.	200	7,567
Japan Airlines Co., Ltd.	200	6,766

Total Airlines		14,333

Auto Components - 4.1%
Aisan Industry Co., Ltd.	400	3,845
Aisin Seiki Co., Ltd.	200	10,536
Bridgestone Corp.	700	31,752
Daido Metal Co., Ltd.	300	2,676
Denso Corp.	600	30,345
Eagle Industry Co., Ltd.	200	3,669
NGK Spark Plug Co., Ltd.	100	2,128
Stanley Electric Co., Ltd.	100	3,425
Sumitomo Electric Industries Ltd.	500	8,164
Sumitomo Rubber Industries Ltd.	300	5,495
Toyo Tire & Rubber Co., Ltd.	100	2,247
Toyoda Gosei Co., Ltd.	100	2,362
Toyota Boshoku Corp.	100	2,117
TS Tech Co., Ltd.	100	3,358
Yokohama Rubber Co., Ltd. (The)	100	2,061

Total Auto Components		114,180

Automobiles - 10.9%
Honda Motor Co., Ltd.	1,500	44,401
Isuzu Motors Ltd.	600	7,947
Mazda Motor Corp.	400	6,130
Mitsubishi Motors Corp.	400	3,163
Nissan Motor Co., Ltd.	5,300	52,475
Subaru Corp.	800	28,854
Suzuki Motor Corp.	200	10,486
Toyota Motor Corp.	2,430	144,852
Yamaha Motor Co., Ltd.	300	8,982

Total Automobiles		307,290

Banks - 8.5%
Aozora Bank Ltd.	200	7,604
Chugoku Bank Ltd. (The)	100	1,370
Concordia Financial Group Ltd.	1,000	4,940
Ehime Bank Ltd. (The)	300	3,851
Fukui Bank Ltd. (The)	100	2,651
Fukuoka Financial Group, Inc.	1,000	4,620
Gunma Bank Ltd. (The)	500	3,092
Hachijuni Bank Ltd. (The)	600	3,747
Hokuhoku Financial Group, Inc.	200	3,216
Iyo Bank Ltd. (The)	400	3,237
Kyushu Financial Group, Inc.	400	2,459
Mebuki Financial Group, Inc.	1,070	4,135
Mitsubishi UFJ Financial Group, Inc.	9,900	64,264
Mizuho Financial Group, Inc.	25,000	43,775
Musashino Bank Ltd. (The)	100	2,972
Nishi-Nippon Financial Holdings, Inc.	200	2,187
North Pacific Bank Ltd.	900	2,846
Oita Bank Ltd. (The)	100	4,149
Resona Holdings, Inc.	2,400	12,324
Seven Bank Ltd.(a)	700	2,525
Sumitomo Mitsui Financial Group, Inc.	1,200	46,053
Sumitomo Mitsui Trust Holdings, Inc.	300	10,823
Suruga Bank Ltd.	100	2,155

Total Banks		238,995

Beverages - 1.3%
Asahi Group Holdings Ltd.	200	8,095
Coca-Cola Bottlers Japan, Inc.	250	8,106
Kirin Holdings Co., Ltd.	500	11,762
Suntory Beverage & Food Ltd.	200	8,902

Total Beverages		36,865

Building Products - 1.5%
Aica Kogyo Co., Ltd.	200	6,716
Asahi Glass Co., Ltd.	200	7,418
Daikin Industries Ltd.	100	10,123
LIXIL Group Corp.	300	7,958
Sanwa Holdings Corp.	400	4,588
TOTO Ltd.	100	4,211

Total Building Products		41,014

Capital Markets - 2.1%
Daiwa Securities Group, Inc.	2,000	11,323
Ichigo, Inc.(a)	1,100	3,762
Ichiyoshi Securities Co., Ltd.(a)	300	2,940
IwaiCosmo Holdings, Inc.	200	2,399
Japan Exchange Group, Inc.	600	10,612
kabu.com Securities Co., Ltd.	600	1,823
Matsui Securities Co., Ltd.(a)	300	2,260
Nomura Holdings, Inc.	2,900	16,231
SBI Holdings, Inc.	200	3,010
Tokai Tokyo Financial Holdings, Inc.	600	3,555

Total Capital Markets		57,915

Chemicals - 4.6%
Asahi Kasei Corp.	1,000	12,304
Daicel Corp.	200	2,409
Hitachi Chemical Co., Ltd.	100	2,741
JSR Corp.	200	3,799
Kansai Paint Co., Ltd.	200	5,032
Kuraray Co., Ltd.	500	9,346
Mitsubishi Chemical Holdings Corp.	1,000	9,523
Mitsubishi Gas Chemical Co., Inc.	200	4,685
Nihon Parkerizing Co., Ltd.	300	4,797
Nippon Paint Holdings Co., Ltd.	100	3,398
Nippon Valqua Industries Ltd.	200	4,881
Nissan Chemical Industries Ltd.	100	3,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2017

Investments	Shares	Value
Nitto Denko Corp.	100	$8,335
Shin-Etsu Chemical Co., Ltd.	200	17,874
Showa Denko K.K.	200	6,228
Sumitomo Chemical Co., Ltd.	1,000	6,245
Taiyo Nippon Sanso Corp.	200	2,367
Teijin Ltd.	100	1,970
Toagosei Co., Ltd.	300	4,016
Toray Industries, Inc.	600	5,818
Tosoh Corp.	200	4,506
Toyobo Co., Ltd.	100	1,904
Ube Industries Ltd.	100	2,887

Total Chemicals		128,583

Commercial Services & Supplies - 0.9%
Dai Nippon Printing Co., Ltd.	500	11,962
Kokuyo Co., Ltd.	200	3,385
Okamura Corp.	200	2,283
Secom Co., Ltd.	100	7,286

Total Commercial Services & Supplies		24,916

Construction & Engineering - 1.6%
COMSYS Holdings Corp.	200	4,778
Kajima Corp.	1,000	9,932
Kinden Corp.	400	6,439
Kyowa Exeo Corp.	200	3,971
Obayashi Corp.	500	5,992
Raito Kogyo Co., Ltd.	200	1,986
Taikisha Ltd.	100	2,754
Taisei Corp.	200	10,483

Total Construction & Engineering		46,335

Construction Materials - 0.1%
Taiheiyo Cement Corp.	100	3,860

Consumer Finance - 0.1%
J Trust Co., Ltd.	300	2,572

Containers & Packaging - 0.1%
Toyo Seikan Group Holdings Ltd.	100	1,670

Distributors - 0.2%
Canon Marketing Japan, Inc.	100	2,389
Paltac Corp.	100	3,895

Total Distributors		6,284

Diversified Consumer Services - 0.3%
Benesse Holdings, Inc.	200	7,214

Diversified Telecommunication Services - 2.1%
Nippon Telegraph & Telephone Corp.	1,300	59,558

Electric Utilities - 0.8%
Chubu Electric Power Co., Inc.	300	3,723
Chugoku Electric Power Co., Inc. (The)(a)	300	3,185
Hokkaido Electric Power Co., Inc.	400	2,853
Hokuriku Electric Power Co.	200	1,677
Kansai Electric Power Co., Inc. (The)	300	3,836
Kyushu Electric Power Co., Inc.	100	1,062
Shikoku Electric Power Co., Inc.(a)	200	2,351
Tohoku Electric Power Co., Inc.	200	2,543

Total Electric Utilities		21,230

Electrical Equipment - 1.5%
Idec Corp.(a)	400	8,209
Mitsubishi Electric Corp.	1,000	15,618
Nidec Corp.	100	12,277
Nitto Kogyo Corp.	300	5,301

Total Electrical Equipment		41,405

Electronic Equipment, Instruments & Components - 2.9%
Alps Electric Co., Ltd.	100	2,638
Amano Corp.	100	2,366
Azbil Corp.	100	4,286
Canon Electronics, Inc.	300	6,050
Dexerials Corp.	200	2,445
Hamamatsu Photonics K.K.	100	3,020
Hitachi High-Technologies Corp.	100	3,624
Hitachi Ltd.	3,000	21,132
Macnica Fuji Electronics Holdings, Inc.	100	1,841
Murata Manufacturing Co., Ltd.	100	14,694
Nohmi Bosai Ltd.	200	3,154
Oki Electric Industry Co., Ltd.	100	1,332
Omron Corp.	100	5,090
Satori Electric Co., Ltd.	300	2,652
Yaskawa Electric Corp.	100	3,167
Yokogawa Electric Corp.	200	3,404

Total Electronic Equipment, Instruments & Components		80,895

Food & Staples Retailing - 1.7%
Aeon Co., Ltd.	400	5,908
Aeon Hokkaido Corp.	1,000	5,552
Arcs Co., Ltd.	100	2,255
Cawachi Ltd.	100	2,392
FamilyMart UNY Holdings Co., Ltd.	55	2,897
Lawson, Inc.	100	6,618
Seven & I Holdings Co., Ltd.	400	15,440
United Super Markets Holdings, Inc.	300	2,870
Valor Holdings Co., Ltd.	100	2,136
Yokohama Reito Co., Ltd.(a)	300	2,825

Total Food & Staples Retailing		48,893

Food Products - 0.9%
Ajinomoto Co., Inc.	200	3,902
Hokuto Corp.	200	3,481
Itoham Yonekyu Holdings, Inc.	200	1,802
Kewpie Corp.	100	2,411
MEIJI Holdings Co., Ltd.	100	7,924
Toyo Suisan Kaisha Ltd.	100	3,673
Yamazaki Baking Co., Ltd.	100	1,805

Total Food Products		24,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2017

Investments	Shares	Value
Gas Utilities - 0.6%
Osaka Gas Co., Ltd.	200	$3,717
Saibu Gas Co., Ltd.	100	2,505
Tokyo Gas Co., Ltd.	400	9,801

Total Gas Utilities		16,023

Health Care Equipment & Supplies - 0.7%
Hoya Corp.	200	10,794
Nihon Kohden Corp.	100	2,160
Nipro Corp.	200	2,754
Terumo Corp.	100	3,931

Total Health Care Equipment & Supplies		19,639

Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	100	1,829
BML, Inc.	200	4,277
Medipal Holdings Corp.	200	3,472
Miraca Holdings, Inc.	100	4,646
Toho Holdings Co., Ltd.	200	3,822

Total Health Care Providers & Services		18,046

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Holdings Co., Japan Ltd.	100	4,424
Resorttrust, Inc.	100	1,788
Round One Corp.	300	4,032
Skylark Co., Ltd.	200	2,955
Tokyo Dome Corp.	300	2,772

Total Hotels, Restaurants & Leisure		15,971

Household Durables - 2.4%
Casio Computer Co., Ltd.	200	2,814
Fuji Corp., Ltd.(a)	400	2,910
Haseko Corp.	200	2,665
Iida Group Holdings Co., Ltd.	300	5,346
Nihon House Holdings Co., Ltd.	600	3,470
Nikon Corp.(a)	200	3,467
Panasonic Corp.	1,200	17,382
Sangetsu Corp.	100	1,717
Sekisui Chemical Co., Ltd.	300	5,901
Sekisui House Ltd.	600	10,109
Sony Corp.	200	7,438
Sumitomo Forestry Co., Ltd.	200	3,127

Total Household Durables		66,346

Household Products - 0.3%
Pigeon Corp.	100	3,416
Unicharm Corp.	200	4,577

Total Household Products		7,993

Independent Power & Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	100	2,511

Industrial Conglomerates - 0.2%
Nisshinbo Holdings, Inc.	100	1,182
Seibu Holdings, Inc.	200	3,415

Total Industrial Conglomerates		4,597

Insurance - 4.9%
Dai-ichi Life Holdings, Inc.	800	14,349
Japan Post Holdings Co., Ltd.(a)	4,400	51,948
Japan Post Insurance Co., Ltd.	400	8,567
MS&AD Insurance Group Holdings, Inc.	500	16,093
Sompo Holdings, Inc.	300	11,668
Sony Financial Holdings, Inc.	300	4,920
T&D Holdings, Inc.	500	7,256
Tokio Marine Holdings, Inc.	600	23,464

Total Insurance		138,265

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	300	3,270
Start Today Co., Ltd.	100	3,167

Total Internet & Catalog Retail		6,437

Internet Software & Services - 0.7%
GMO Internet, Inc.	200	2,436
Mixi, Inc.	100	4,824
Yahoo Japan Corp.	2,900	13,757

Total Internet Software & Services		21,017

IT Services - 1.2%
Fujitsu Ltd.	1,000	7,426
Itochu Techno-Solutions Corp.	100	3,731
Nomura Research Institute Ltd.	220	8,580
NS Solutions Corp.	100	2,205
NTT Data Corp.	500	5,348
Otsuka Corp.	100	6,405

Total IT Services		33,695

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	200	6,858
Sankyo Co., Ltd.	100	3,189
Sega Sammy Holdings, Inc.	300	4,190
Yamaha Corp.	100	3,687

Total Leisure Products		17,924

Machinery - 5.6%
Aichi Corp.	400	2,978
Alinco, Inc.	400	4,691
Amada Holdings Co., Ltd.	500	5,486
Daifuku Co., Ltd.	100	4,922
DMG Mori Co., Ltd.	100	1,795
Ebara Corp.	100	3,318
FANUC Corp.	100	20,246
Giken Ltd.	200	5,481
Hino Motors Ltd.	300	3,667
Hitachi Construction Machinery Co., Ltd.	200	5,925
Komatsu Ltd.	800	22,750
Kubota Corp.	600	10,903
Kurita Water Industries Ltd.	200	5,774
Makita Corp.	100	4,029
MINEBEA MITSUMI, Inc.	100	1,564
Mitsubishi Heavy Industries Ltd.	200	7,905
Miura Co., Ltd.	200	4,403
Morita Holdings Corp.	100	1,554
Nabtesco Corp.	100	3,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2017

Investments	Shares	Value
NGK Insulators Ltd.	100	$1,873
Noritake Co., Ltd.	100	4,779
NSK Ltd.	600	8,086
NTN Corp.	1,000	4,229
Sodick Co., Ltd.	200	2,473
Sumitomo Heavy Industries Ltd.	200	8,013
Tadano Ltd.	200	2,336
THK Co., Ltd.	100	3,402

Total Machinery		156,295

Marine - 0.1%
Mitsui OSK Lines Ltd.	100	3,029

Media - 0.9%
CyberAgent, Inc.	100	2,914
Dentsu, Inc.	200	8,777
Hakuhodo DY Holdings, Inc.	300	3,939
Kadokawa Dwango*	200	2,427
Toho Co., Ltd.	200	6,974

Total Media		25,031

Metals & Mining - 1.2%
Godo Steel Ltd.	200	3,744
Hitachi Metals Ltd.	300	4,174
JFE Holdings, Inc.	300	5,857
Kyoei Steel Ltd.	100	1,558
Mitsubishi Materials Corp.	100	3,456
Nippon Light Metal Holdings Co., Ltd.	1,500	4,264
Nippon Steel & Sumitomo Metal Corp.	500	11,475

Total Metals & Mining		34,528

Multiline Retail - 0.2%
J. Front Retailing Co., Ltd.	200	2,763
Marui Group Co., Ltd.(a)	200	2,862

Total Multiline Retail		5,625

Oil, Gas & Consumable Fuels - 0.9%
Idemitsu Kosan Co., Ltd.	100	2,820
JXTG Holdings, Inc.	2,850	14,657
Showa Shell Sekiyu K.K.	600	6,903

Total Oil, Gas & Consumable Fuels		24,380

Paper & Forest Products - 0.3%
Nippon Paper Industries Co., Ltd.(a)	200	3,717
Oji Holdings Corp.	1,000	5,392

Total Paper & Forest Products		9,109

Personal Products - 0.8%
Artnature, Inc.	400	2,516
Fancl Corp.	100	2,159
Kao Corp.	200	11,762
Pola Orbis Holdings, Inc.	100	3,025
Shiseido Co., Ltd.	100	3,999

Total Personal Products		23,461

Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	1,600	20,347
Chugai Pharmaceutical Co., Ltd.	300	12,446
Daiichi Sankyo Co., Ltd.	500	11,273
Eisai Co., Ltd.	200	10,263
KYORIN Holdings, Inc.	100	2,012
Kyowa Hakko Kirin Co., Ltd.	100	1,700
Mitsubishi Tanabe Pharma Corp.	400	9,168
Nichi-iko Pharmaceutical Co., Ltd.(a)	200	3,108
Ono Pharmaceutical Co., Ltd.	300	6,795
Otsuka Holdings Co., Ltd.	300	11,916
Sawai Pharmaceutical Co., Ltd.	100	5,677
Shionogi & Co., Ltd.	100	5,464
Sumitomo Dainippon Pharma Co., Ltd.(a)	200	2,601
Takeda Pharmaceutical Co., Ltd.	700	38,643

Total Pharmaceuticals		141,413

Professional Services - 0.5%
Recruit Holdings Co., Ltd.	400	8,660
TechnoPro Holdings, Inc.	100	4,735

Total Professional Services		13,395

Real Estate Management & Development - 2.3%
Aeon Mall Co., Ltd.	100	1,779
Airport Facilities Co., Ltd.	500	2,639
Daito Trust Construction Co., Ltd.	100	18,212
Daiwa House Industry Co., Ltd.	400	13,805
Hulic Co., Ltd.	300	2,940
Mitsubishi Estate Co., Ltd.	200	3,476
Mitsui Fudosan Co., Ltd.	300	6,503
Nomura Real Estate Holdings, Inc.	100	2,130
NTT Urban Development Corp.	200	1,990
Sun Frontier Fudousan Co., Ltd.	300	3,238
Takara Leben Co., Ltd.(a)	700	3,420
Tokyo Tatemono Co., Ltd.	200	2,557
Tokyu Fudosan Holdings Corp.	500	3,016

Total Real Estate Management & Development		65,705

Road & Rail - 1.6%
East Japan Railway Co.	200	18,451
Hankyu Hanshin Holdings, Inc.	200	7,587
Nikkon Holdings Co., Ltd.	200	4,943
Seino Holdings Co., Ltd.	400	5,611
Senko Group Holdings Co., Ltd.	300	2,137
West Japan Railway Co.	100	6,949

Total Road & Rail		45,678

Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp.	200	3,740
Mimasu Semiconductor Industry Co., Ltd.	100	1,607
SUMCO Corp.	200	3,145
Tokyo Electron Ltd.	100	15,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2017

Investments	Shares	Value
Tokyo Seimitsu Co., Ltd.	100	$3,540

Total Semiconductors & Semiconductor Equipment		27,383

Software - 1.4%
Nintendo Co., Ltd.	50	18,460
NSD Co., Ltd.	300	5,562
Oracle Corp.	100	7,853
Square Enix Holdings Co., Ltd.	100	3,758
Trend Micro, Inc.	100	4,922

Total Software		40,555

Specialty Retail - 1.8%
ABC-Mart, Inc.	100	5,277
Aoyama Trading Co., Ltd.	100	3,576
DCM Holdings Co., Ltd.	200	1,805
Fast Retailing Co., Ltd.	25	7,371
Geo Holdings Corp.	300	4,331
K’s Holdings Corp.	100	2,215
Kohnan Shoji Co., Ltd.	100	1,877
Nishimatsuya Chain Co., Ltd.	300	3,355
Sac’s Bar Holdings, Inc.	300	3,886
Sanrio Co., Ltd.	100	1,896
T-Gaia Corp.	100	1,943
USS Co., Ltd.	300	6,050
Yamada Denki Co., Ltd.	800	4,371
Yellow Hat Ltd.	100	2,834

Total Specialty Retail		50,787

Technology Hardware, Storage & Peripherals - 3.1%
Brother Industries Ltd.	200	4,652
Canon, Inc.	1,500	51,237
FUJIFILM Holdings Corp.	200	7,759
Konica Minolta, Inc.	300	2,463
NEC Corp.	200	5,419
Ricoh Co., Ltd.	500	4,859
Seiko Epson Corp.	400	9,676

Total Technology Hardware, Storage & Peripherals		86,065

Textiles, Apparel & Luxury Goods - 0.1%
Yondoshi Holdings, Inc.	100	2,843

Tobacco - 2.0%
Japan Tobacco, Inc.	1,700	55,698

Trading Companies & Distributors - 5.2%
ITOCHU Corp.	1,300	21,285
Marubeni Corp.	1,900	12,972
MISUMI Group, Inc.	200	5,264
Mitsubishi Corp.	1,500	34,853
Mitsui & Co., Ltd.	2,200	32,502
Sojitz Corp.	1,100	3,039
Sumitomo Corp.	1,500	21,568
Toyota Tsusho Corp.	200	6,565
Yamazen Corp.	500	5,406
Yuasa Trading Co., Ltd.	100	3,531

Total Trading Companies & Distributors		146,985

Wireless Telecommunication Services - 5.0%
KDDI Corp.	2,000	52,716
NTT DOCOMO, Inc.	3,200	73,074
SoftBank Group Corp.	200	16,140

Total Wireless Telecommunication Services		141,930

TOTAL COMMON STOCKS (Cost: $2,422,419)		2,781,040

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $26,517)(c)	26,517	26,517

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $2,448,936)		2,807,557
Other Assets less Liabilities - 0.2%		4,310

NET ASSETS - 100.0%		$2,811,867

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(c)

At September 30, 2017, the total market value of the Fund’s securities on loan was $68,954 and the total market value of the collateral held by the Fund was $72,565. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $46,048.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/4/2017	31,950,710	JPY	283,834	USD	$22	$—
Bank of America N.A.	10/4/2017	289,791	USD	31,849,885	JPY	6,831	—
Bank of America N.A.	11/6/2017	295,239	USD	33,186,575	JPY	—	(31)
Barclays Bank PLC	10/4/2017	31,950,625	JPY	283,834	USD	21	—
Barclays Bank PLC	11/6/2017	295,239	USD	33,186,280	JPY	—	(29)
Citibank N.A.	10/4/2017	3,183,230	JPY	28,368	USD	—	(88)
Citibank N.A.	10/4/2017	31,949,036	JPY	283,834	USD	7	—
Citibank N.A.	10/4/2017	289,791	USD	31,849,827	JPY	6,832	—
Citibank N.A.	11/6/2017	295,239	USD	33,184,391	JPY	—	(12)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

September 30, 2017

Credit Suisse International	10/4/2017	24,341,844	JPY	216,257	USD	—	—
Credit Suisse International	10/4/2017	289,791	USD	31,850,407	JPY	6,826	—
Credit Suisse International	11/6/2017	224,947	USD	25,283,772	JPY	—	(10)
Goldman Sachs	10/4/2017	31,948,837	JPY	283,834	USD	5	—
Goldman Sachs	10/4/2017	289,791	USD	31,849,827	JPY	6,832	—
Goldman Sachs	11/6/2017	295,239	USD	33,183,948	JPY	—	(8)
Morgan Stanley & Co. International	10/4/2017	220,797	USD	24,267,180	JPY	5,203	—

						$32,579	$(178)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 7.0%
AES Tiete Energia S.A.	1,509	$6,803
Alupar Investimento S.A.	2,267	13,459
Ambev S.A.	32,918	218,957
B3 SA - Brasil Bolsa Balcao	5,870	44,445
Banco Bradesco S.A.	8,399	88,686
Banco do Brasil S.A.	6,915	76,295
Banco Santander Brasil S.A.	7,661	66,943
BB Seguridade Participacoes S.A.	7,835	70,915
BRF S.A.*	1,804	26,046
CCR S.A.	8,144	45,597
Cia de Saneamento Basico do Estado de Sao Paulo	1,205	12,678
Cia Hering	1,809	16,271
Cielo S.A.	3,407	23,674
Cosan S.A. Industria e Comercio	604	6,912
EDP - Energias do Brasil S.A.	898	4,298
Embraer S.A.	599	3,388
Engie Brasil Energia S.A.	4,309	49,382
Equatorial Energia S.A.	750	14,523
Estacio Participacoes S.A.	299	2,929
Ez Tec Empreendimentos e Participacoes S.A.	1,899	13,508
Fibria Celulose S.A.	1,198	16,229
Gerdau S.A.	1,105	3,853
Grendene S.A.	1,809	15,287
Hypermarcas S.A.	150	1,527
Itau Unibanco Holding S.A.	5,954	72,280
JBS S.A.	6,388	17,166
Klabin S.A.	2,856	16,568
Kroton Educacional S.A.	3,460	21,932
Localiza Rent a Car S.A.	630	11,494
Lojas Renner S.A.	1,321	15,059
Mahle-Metal Leve S.A.	1,900	11,953
MRV Engenharia e Participacoes S.A.	2,264	9,849
Multiplan Empreendimentos Imobiliarios S.A.	630	14,605
Multiplus S.A.	1,351	16,700
Natura Cosmeticos S.A.	310	3,058
Odontoprev S.A.	3,012	14,693
Porto Seguro S.A.	1,351	16,089
Qualicorp S.A.	449	5,380
Raia Drogasil S.A.	600	14,226
Smiles S.A.	1,102	28,038
Sul America S.A.	1,294	7,319
Tecnisa S.A.*	2,545	1,834
TIM Participacoes S.A.	6,918	25,261
TOTVS S.A.	1,202	11,894
Transmissora Alianca de Energia Eletrica S.A.	4,611	32,434
Ultrapar Participacoes S.A.	1,202	28,618
Vale S.A.	4,135	41,662
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1,348	8,677
WEG S.A.	3,614	24,450

Total Brazil		1,313,844

Chile - 2.4%
AES Gener S.A.	76,510	26,808
Aguas Andinas S.A. Class A	33,935	21,622
Banco de Chile	260,958	39,863
Banco de Credito e Inversiones	282	17,860
Banco Santander Chile	582,647	43,384
CAP S.A.	1,406	14,703
Cencosud S.A.	7,517	23,012
Cia Cervecerias Unidas S.A.	817	11,015
Colbun S.A.	20,223	4,897
Empresas CMPC S.A.	3,195	8,422
Empresas COPEC S.A.	3,489	45,748
Enel Americas S.A.	210,220	43,104
Enel Chile S.A.	134,328	16,402
Enel Generacion Chile S.A.	24,960	21,824
Inversiones Aguas Metropolitanas S.A.	6,422	11,404
Inversiones La Construccion S.A.	654	10,361
Itau CorpBanca	1,511,581	14,247
Ripley Corp. S.A.	21,898	20,891
S.A.C.I. Falabella	3,590	35,061
Sociedad Matriz del Banco de Chile S.A. Class B	27,023	12,346
SONDA S.A.	2,063	4,018

Total Chile		446,992

China - 22.1%
AAC Technologies Holdings, Inc.	2,500	41,994
Agricultural Bank of China Ltd. Class H	120,000	53,772
Air China Ltd. Class H	10,000	8,309
Anhui Conch Cement Co., Ltd. Class H	6,000	23,929
ANTA Sports Products Ltd.	7,000	29,440
BAIC Motor Corp., Ltd. Class H(a)(b)	9,000	8,538
Bank of China Ltd. Class H	299,000	147,381
Bank of Communications Co., Ltd. Class H	114,000	83,194
Beijing Enterprises Holdings Ltd.	3,000	16,132
Beijing Enterprises Water Group Ltd.*	12,000	9,664
Brilliance China Automotive Holdings Ltd.	12,000	31,956
Central China Securities Co., Ltd. Class H(a)	7,000	3,244
China BlueChemical Ltd. Class H	4,000	1,301
China CITIC Bank Corp., Ltd. Class H	37,000	23,496
China Communications Construction Co., Ltd. Class H	8,000	9,986
China Conch Venture Holdings Ltd.	6,000	11,676
China Construction Bank Corp. Class H	859,000	712,653
China Everbright Bank Co., Ltd. Class H	24,000	11,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2017

Investments	Shares	Value
China Everbright International Ltd.	6,000	$7,528
China Galaxy Securities Co., Ltd. Class H	9,500	8,332
China Gas Holdings Ltd.	12,000	35,951
China Greenland Broad Greenstate Group Co., Ltd.	24,000	4,640
China Hongqiao Group Ltd.*†(a)	16,500	7,447
China International Marine Containers Group Co., Ltd. Class H	4,800	9,071
China Jinmao Holdings Group Ltd.	48,000	24,152
China Lesso Group Holdings Ltd.	6,000	4,094
China Life Insurance Co., Ltd. Class H	12,000	35,720
China Lilang Ltd.	12,000	10,002
China Medical System Holdings Ltd.	6,000	10,478
China Mengniu Dairy Co., Ltd.*	6,000	16,785
China Merchants Bank Co., Ltd. Class H	9,000	31,630
China Merchants Port Holdings Co., Ltd.	10,238	31,589
China Minsheng Banking Corp., Ltd. Class H	21,500	19,709
China Mobile Ltd.	46,500	471,209
China National Building Material Co., Ltd. Class H(a)	12,000	8,312
China Oilfield Services Ltd. Class H	10,000	9,154
China Overseas Land & Investment Ltd.	22,000	71,543
China Pacific Insurance Group Co., Ltd. Class H	5,000	21,541
China Petroleum & Chemical Corp. Class H	96,000	71,901
China Power Clean Energy Development Co., Ltd.	6,000	3,372
China Power International Development Ltd.	59,000	19,413
China Resources Cement Holdings Ltd.	36,000	22,124
China Resources Land Ltd.	12,000	36,719
China Resources Power Holdings Co., Ltd.	24,000	43,325
China Shenhua Energy Co., Ltd. Class H	15,000	35,259
China Shineway Pharmaceutical Group Ltd.	6,000	5,339
China South City Holdings Ltd.	40,000	11,420
China State Construction International Holdings Ltd.	12,000	17,484
China Telecom Corp., Ltd. Class H	24,000	12,291
China Travel International Investment Hong Kong Ltd.	24,000	8,788
China Vanke Co., Ltd. Class H	3,000	9,871
China Yongda Automobiles Services Holdings Ltd.	6,000	8,097
China ZhengTong Auto Services Holdings Ltd.	5,500	5,971
China Zhongwang Holdings Ltd.(a)	28,800	14,712
CIFI Holdings Group Co., Ltd.	28,000	15,594
CITIC Ltd.	68,000	100,467
CITIC Securities Co., Ltd. Class H	3,500	7,698
CITIC Telecom International Holdings Ltd.	23,000	6,626
CNOOC Ltd.	138,000	178,094
Cosmo Lady China Holdings Co., Ltd.(a)(b)	11,000	4,324
Country Garden Holdings Co., Ltd.	84,000	133,571
CPMC Holdings Ltd.	6,000	3,534
CRRC Corp., Ltd. Class H	10,000	8,885
CSPC Pharmaceutical Group Ltd.	12,000	20,096
Dali Foods Group Co., Ltd.(b)	33,000	23,660
Far East Horizon Ltd.	12,000	11,277
FIH Mobile Ltd.	43,000	13,598
Fosun International Ltd.	9,500	20,020
GF Securities Co., Ltd. Class H	3,800	8,261
Golden Eagle Retail Group Ltd.(a)	6,000	7,060
Goodbaby International Holdings Ltd.	5,000	2,759
Guangdong Investment Ltd.	14,000	19,968
Guangzhou Automobile Group Co., Ltd. Class H	12,000	27,777
Guangzhou R&F Properties Co., Ltd. Class H	3,200	7,415
Guotai Junan International Holdings Ltd.(a)	18,000	5,738
Haitian International Holdings Ltd.	6,000	17,246
Haitong Securities Co., Ltd. Class H	5,600	9,048
Hengan International Group Co., Ltd.	3,500	32,398
Huadian Power International Corp., Ltd. Class H	24,000	9,710
Huaneng Power International, Inc. Class H	48,000	29,682
Huishang Bank Corp., Ltd. Class H	18,000	8,872
Industrial & Commercial Bank of China Ltd. Class H	299,000	222,029
Kunlun Energy Co., Ltd.	24,000	23,445
KWG Property Holding Ltd.	15,000	16,036
Lee & Man Paper Manufacturing Ltd.	18,000	23,045
Lenovo Group Ltd.	42,000	23,176
Logan Property Holdings Co., Ltd.	8,000	8,255
Longfor Properties Co., Ltd.	12,000	30,266
Luye Pharma Group Ltd.	5,500	3,211
MGM China Holdings Ltd.(a)	5,200	12,463
Nine Dragons Paper Holdings Ltd.	12,000	23,598
People’s Insurance Co. Group of China Ltd. (The) Class H	6,000	2,681
PetroChina Co., Ltd. Class H	46,000	29,152
PICC Property & Casualty Co., Ltd. Class H	4,000	7,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2017

Investments	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	9,000	$69,078
Shanghai Industrial Holdings Ltd.	6,000	18,167
Shengjing Bank Co., Ltd. Class H(b)	2,000	1,577
Shenzhen International Holdings Ltd.	9,000	16,915
Shenzhen Investment Ltd.	24,000	10,877
Shenzhou International Group Holdings Ltd.	6,000	47,012
Shimao Property Holdings Ltd.	15,000	32,532
Shui On Land Ltd.	36,000	9,264
Sihuan Pharmaceutical Holdings Group Ltd.	39,000	14,181
Sino-Ocean Group Holding Ltd.	27,000	18,010
Sinopec Engineering Group Co., Ltd. Class H	9,000	7,939
Sinopharm Group Co., Ltd. Class H	2,400	10,570
SITC International Holdings Co., Ltd.	13,000	11,784
Skyworth Digital Holdings Ltd.	16,000	8,173
Sun Art Retail Group Ltd.	29,000	26,918
Sunac China Holdings Ltd.(a)	12,000	54,925
Tencent Holdings Ltd.	1,800	77,478
Tingyi Cayman Islands Holding Corp.	12,000	18,068
Want Want China Holdings Ltd.	30,000	21,086
WH Group Ltd.(b)	30,000	31,879
Xingda International Holdings Ltd.	26,000	9,753
Xinyi Glass Holdings Ltd.*	12,000	11,861
Xinyi Solar Holdings Ltd.(a)	10,000	3,559
XTEP International Holdings Ltd.	17,500	6,027
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(b)	2,400	6,084
Yuexiu Property Co., Ltd.	84,000	17,100
Yuexiu Transport Infrastructure Ltd.	12,000	9,018
Zhejiang Expressway Co., Ltd. Class H	12,000	14,918

Total China		4,135,276

Czech Republic - 0.9%
CEZ AS	4,807	96,487
Komercni Banka AS	873	38,119
O2 Czech Republic AS	2,241	27,521

Total Czech Republic		162,127

Hong Kong - 0.5%
Chow Tai Fook Jewellery Group Ltd.	23,600	28,311
CP Pokphand Co., Ltd.	104,000	8,389
Kerry Logistics Network Ltd.	6,000	8,296
Kingboard Chemical Holdings Ltd.	4,000	21,176
Kingboard Laminates Holdings Ltd.	13,000	21,005

Total Hong Kong		87,177

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	3,128	35,710
OTP Bank PLC	672	25,304

Total Hungary		61,014

India - 2.7%
Ambuja Cements Ltd.	1,333	5,438
Asian Paints Ltd.	353	6,116
Axis Bank Ltd. GDR Reg S	270	10,422
Bajaj Auto Ltd.	120	5,712
Bharat Petroleum Corp., Ltd.	1,336	9,640
Bharti Airtel Ltd.	1,053	6,278
Bharti Infratel Ltd.	492	3,001
Cadila Healthcare Ltd.	1,018	7,330
Coal India Ltd.	7,380	30,601
Cummins India Ltd.	426	6,028
GAIL India Ltd.	1,114	7,147
HCL Technologies Ltd.	1,366	18,294
Hero MotoCorp Ltd.	174	10,055
Hindustan Petroleum Corp., Ltd.	1,079	7,050
Hindustan Unilever Ltd.	1,226	22,033
ICICI Bank Ltd. ADR	2,645	22,641
Idea Cellular Ltd.	1,272	1,508
Indian Oil Corp., Ltd.	927	5,684
Infosys Ltd. ADR	4,597	67,070
ITC Ltd.	4,822	19,068
Larsen & Toubro Ltd. GDR Reg S	792	13,979
Mahindra & Mahindra Ltd. GDR	504	9,727
NTPC Ltd.	5,652	14,489
Oil & Natural Gas Corp., Ltd.	7,427	19,437
Power Grid Corp. of India Ltd.	1,143	3,692
Reliance Industries Ltd. GDR(b)	1,950	46,508
Reliance Infrastructure Ltd.	743	5,290
State Bank of India GDR Reg S	450	17,280
Sun Pharmaceutical Industries Ltd.	388	2,989
Tata Consultancy Services Ltd.	702	26,179
Tata Power Co., Ltd. (The)	4,400	5,241
Tech Mahindra Ltd.	365	2,559
Torrent Power Ltd.	666	2,147
UPL Ltd.	612	7,294
Vedanta Ltd. ADR	1,509	29,214
Wipro Ltd. ADR(a)	901	5,118
Yes Bank Ltd.	1,767	9,468
Zee Entertainment Enterprises Ltd.	768	6,115

Total India		497,842

Indonesia - 3.3%
Adaro Energy Tbk PT	103,500	14,024
AKR Corporindo Tbk PT	14,400	7,591
Astra Agro Lestari Tbk PT	7,222	7,976
Astra International Tbk PT	79,100	46,395
Bank Central Asia Tbk PT	22,200	33,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2017

Investments	Shares	Value
Bank Danamon Indonesia Tbk PT	25,800	$9,961
Bank Mandiri Persero Tbk PT	7,900	3,945
Bank Negara Indonesia Persero Tbk PT	48,600	26,701
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	25,400	4,903
Bank Rakyat Indonesia Persero Tbk PT	50,400	57,158
Bank Tabungan Negara Persero Tbk PT	24,000	5,613
Charoen Pokphand Indonesia Tbk PT	10,200	2,075
Global Mediacom Tbk PT	37,900	1,590
Gudang Garam Tbk PT	5,100	24,915
Hanjaya Mandala Sampoerna Tbk PT	298,800	85,631
Indo Tambangraya Megah Tbk PT	13,000	19,545
Indofood CBP Sukses Makmur Tbk PT	20,400	13,215
Indofood Sukses Makmur Tbk PT	34,100	21,330
Jasa Marga Persero Tbk PT	18,600	7,733
Kalbe Farma Tbk PT	80,500	9,951
Lippo Karawaci Tbk PT	52,200	2,810
Matahari Department Store Tbk PT	3,600	2,479
Matahari Putra Prima Tbk PT*	30,500	1,483
Media Nusantara Citra Tbk PT	39,400	3,861
Mitra Keluarga Karyasehat Tbk PT	15,000	2,261
Pakuwon Jati Tbk PT	72,600	3,288
Perusahaan Gas Negara Persero Tbk	50,000	5,847
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	28,200	2,952
Semen Indonesia Persero Tbk PT	21,600	16,237
Summarecon Agung Tbk PT	24,600	1,945
Surya Citra Media Tbk PT	27,800	4,520
Tambang Batubara Bukit Asam Persero Tbk PT	9,200	7,138
Telekomunikasi Indonesia Persero Tbk PT	219,000	76,095
Unilever Indonesia Tbk PT	14,400	52,360
United Tractors Tbk PT	15,000	35,637

Total Indonesia		622,624

Malaysia - 4.5%
AirAsia Bhd	3,600	2,941
Alliance Bank Malaysia Bhd	7,000	6,465
AMMB Holdings Bhd	14,400	14,869
Astro Malaysia Holdings Bhd	21,000	14,025
Axiata Group Bhd	24,100	29,907
Berjaya Sports Toto Bhd	7,200	4,212
Bermaz Auto Bhd	3,800	1,899
BIMB Holdings Bhd	2,400	2,495
British American Tobacco Malaysia Bhd	1,300	13,466
Bursa Malaysia Bhd	1,200	2,842
Cahya Mata Sarawak Bhd	3,600	3,419
Carlsberg Brewery Malaysia Bhd	2,400	8,435
CIMB Group Holdings Bhd	22,200	33,123
Dialog Group Bhd	6,600	3,126
DiGi.Com Bhd	33,500	38,875
Dutch Lady Milk Industries Bhd	1,200	17,154
Felda Global Ventures Holdings Bhd	17,600	7,044
Fraser & Neave Holdings Bhd	600	3,504
Gamuda Bhd	9,000	11,254
Genting Bhd	1,200	2,714
Genting Malaysia Bhd	9,600	12,232
HAP Seng Consolidated Bhd	9,600	20,689
Hartalega Holdings Bhd	2,400	3,956
Hong Leong Bank Bhd	4,200	15,775
Hong Leong Financial Group Bhd	2,400	9,435
IHH Healthcare Bhd	6,000	8,171
IJM Corp. Bhd	11,400	8,909
IOI Corp. Bhd	13,200	14,193
IOI Properties Group Bhd	15,675	7,499
Kuala Lumpur Kepong Bhd	2,400	13,960
Lingkaran Trans Kota Holdings Bhd	1,800	2,472
Magnum Bhd	12,200	5,230
Mah Sing Group Bhd	20,400	7,199
Malakoff Corp. Bhd	10,200	2,585
Malayan Banking Bhd	39,700	89,601
Malaysia Airports Holdings Bhd	4,200	8,455
Maxis Bhd	18,600	25,549
MISC Bhd	15,700	27,143
MMC Corp. Bhd	4,200	2,069
Nestle Malaysia Bhd	700	14,058
Petronas Chemicals Group Bhd	20,400	35,220
Petronas Dagangan Bhd	2,400	13,823
Petronas Gas Bhd	5,600	23,739
Press Metal Aluminium Holdings Bhd	28,040	25,035
Public Bank Bhd	7,800	37,758
RHB Bank Bhd	7,800	9,292
Sime Darby Bhd	24,000	51,268
SP Setia Bhd Group	9,000	7,758
Sunway Bhd	9,848	4,291
Supermax Corp. Bhd	4,100	1,651
Telekom Malaysia Bhd	13,900	21,397
Tenaga Nasional Bhd	12,000	40,696
Top Glove Corp. Bhd	6,000	7,886
UEM Edgenta Bhd	3,000	1,897
UOA Development Bhd	5,400	3,312
Westports Holdings Bhd	8,500	7,670
YTL Corp. Bhd	50,800	16,362
YTL Power International Bhd	48,600	15,768

Total Malaysia		845,772

Mexico - 3.0%
Alfa S.A.B. de C.V. Class A	5,888	7,454
Alpek S.A.B. de C.V.	3,641	3,820
America Movil S.A.B. de C.V. Series L	92,737	82,527
Arca Continental S.A.B. de C.V.	3,012	20,647
Coca-Cola Femsa S.A.B. de C.V. Series L	1,202	9,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2017

Investments	Shares	Value
Concentradora Fibra Danhos S.A. de C.V.	6,009	$10,321
Concentradora Hipotecaria SAPI de C.V.	2,096	2,434
Fomento Economico Mexicano S.A.B. de C.V.	2,820	27,027
Gruma S.A.B. de C.V. Class B	660	9,676
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,809	10,051
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	1,809	18,569
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	660	12,597
Grupo Carso S.A.B. de C.V. Series A1	2,412	9,534
Grupo Elektra S.A.B. de C.V.	37	1,678
Grupo Financiero Banorte S.A.B. de C.V. Class O	4,816	33,305
Grupo Financiero Inbursa S.A.B. de C.V. Class O	6,022	11,046
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	8,435	17,173
Grupo Herdez S.A.B. de C.V.	1,809	4,386
Grupo Lala S.A.B. de C.V.	2,566	4,352
Grupo Mexico S.A.B. de C.V. Series B	13,068	40,076
Grupo Televisa S.A.B. Series CPO	1,202	5,941
Industrias Bachoco S.A.B. de C.V. Series B	1,809	10,114
Industrias Penoles S.A.B. de C.V.	299	7,448
Infraestructura Energetica Nova S.A.B. de C.V.	3,614	20,292
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	6,770	13,813
Macquarie Mexico Real Estate Management S.A. de C.V.*	9,764	12,964
Mexichem S.A.B. de C.V.	3,088	8,176
Nemak S.A.B. de C.V.(b)	4,103	3,536
Wal-Mart de Mexico S.A.B. de C.V.	60,514	138,961

Total Mexico		557,232

Philippines - 1.9%
Aboitiz Equity Ventures, Inc.	10,230	14,761
Aboitiz Power Corp.	24,600	20,750
Alliance Global Group, Inc.	22,800	7,199
Ayala Corp.	480	9,165
Ayala Land, Inc.	12,600	10,789
Bank of the Philippine Islands	6,480	12,686
BDO Unibank, Inc.	7,911	20,354
Century Pacific Food, Inc.	13,700	4,558
DMCI Holdings, Inc.	61,200	18,794
Energy Development Corp.	111,300	12,313
First Gen Corp.	8,400	3,129
Globe Telecom, Inc.	600	24,213
International Container Terminal Services, Inc.	5,100	10,441
JG Summit Holdings, Inc.	2,160	3,189
Jollibee Foods Corp.	1,740	8,351
LT Group, Inc.	9,000	3,115
Manila Electric Co.	7,370	41,058
Manila Water Co., Inc.	13,200	8,016
Metro Pacific Investments Corp.	9,200	1,213
Metropolitan Bank & Trust Co.	5,340	9,093
Nickel Asia Corp.	32,300	4,197
PLDT, Inc.	1,330	43,671
San Miguel Corp.	6,660	12,887
Semirara Mining & Power Corp.	13,180	12,116
SM Investments Corp.	1,440	25,030
SM Prime Holdings, Inc.	22,200	15,055

Total Philippines		356,143

Poland - 1.5%
Asseco Poland S.A.	428	5,437
Bank Handlowy w Warszawie S.A.	828	15,701
Bank Pekao S.A.	1,185	41,625
Bank Zachodni WBK S.A.	252	24,156
CCC S.A.	72	5,454
Energa S.A.	2,664	9,796
Eurocash S.A.	461	4,886
ING Bank Slaski S.A.*	409	22,953
KGHM Polska Miedz S.A.	872	28,094
Polski Koncern Naftowy Orlen S.A.	1,107	36,971
Polskie Gornictwo Naftowe i Gazownictwo S.A.	18,181	33,878
Powszechny Zaklad Ubezpieczen S.A.	4,442	56,074
Warsaw Stock Exchange	23	282

Total Poland		285,307

Russia - 9.0%
Gazprom Neft PJSC ADR	1,078	21,237
Gazprom PJSC ADR	69,246	290,141
LSR Group PJSC GDR Reg S	3,701	10,881
Lukoil PJSC ADR	4,282	226,646
Magnit PJSC GDR Reg S	1,380	56,511
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	3,244	31,337
MegaFon PJSC GDR Reg S	8,313	95,516
MMC Norilsk Nickel PJSC ADR	8,256	142,127
Mobile TeleSystems PJSC ADR	11,570	120,791
Novatek PJSC GDR Reg S	661	77,535
Novolipetsk Steel PJSC GDR	4,411	100,350
PhosAgro PJSC GDR Reg S	4,330	61,703
Rosneft Oil Co. PJSC GDR Reg S	31,817	176,743
RusHydro PJSC ADR	21,796	31,277
Sberbank of Russia PJSC ADR	5,821	82,862
Severstal PJSC GDR Reg S	4,825	72,134
Tatneft PJSC ADR	1,384	59,097
VTB Bank PJSC GDR Reg S	16,033	34,471

Total Russia		1,691,359

South Africa - 5.7%
Aeci Ltd.	1,255	9,425
African Rainbow Minerals Ltd.	302	2,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2017

Investments	Shares	Value
Alexander Forbes Group Holdings Ltd.	3,812	$1,906
Aspen Pharmacare Holdings Ltd.	541	12,164
Assore Ltd.	449	9,214
AVI Ltd.	1,671	12,116
Barclays Africa Group Ltd.	4,011	41,291
Barloworld Ltd.	1,519	14,007
Bidvest Group Ltd. (The)	1,476	18,874
Capevin Holdings Ltd.	8,690	5,535
Capitec Bank Holdings Ltd.	192	12,216
Clicks Group Ltd.	1,131	13,237
Coronation Fund Managers Ltd.	2,658	13,248
Discovery Ltd.	969	10,094
Distell Group Ltd.	733	6,907
EOH Holdings Ltd.	656	4,649
Exxaro Resources Ltd.	1,214	11,045
FirstRand Ltd.	19,535	75,275
Foschini Group Ltd. (The)	1,175	11,813
Hyprop Investments Ltd.	939	7,352
Imperial Holdings Ltd.	939	13,299
Investec Ltd.	1,523	11,054
JSE Ltd.	409	3,751
Lewis Group Ltd.	2,453	5,450
Liberty Holdings Ltd.	1,421	11,075
Life Healthcare Group Holdings Ltd.	5,595	9,821
Massmart Holdings Ltd.	630	5,205
MMI Holdings Ltd.(a)	7,724	9,925
Mondi Ltd.	391	10,468
Mr. Price Group Ltd.	1,091	14,547
MTN Group Ltd.	18,034	166,122
Murray & Roberts Holdings Ltd.	1,531	1,814
Naspers Ltd. Class N	114	24,653
Nedbank Group Ltd.	1,698	25,484
Netcare Ltd.	7,971	14,050
Novus Holdings Ltd.	39	19
Oceana Group Ltd.	803	4,896
Omnia Holdings Ltd.	173	1,783
Pick n Pay Stores Ltd.	1,585	6,763
Pioneer Foods Group Ltd.	110	919
Rand Merchant Investment Holdings Ltd.	3,489	10,716
Remgro Ltd.	631	9,596
Resilient REIT Ltd.	975	9,610
Reunert Ltd.	1,597	8,010
RMB Holdings Ltd.	5,284	24,850
Sanlam Ltd.	5,330	26,708
Santam Ltd.	486	9,250
Sasol Ltd.	2,579	70,862
Shoprite Holdings Ltd.(a)	1,351	20,700
SPAR Group Ltd. (The)	931	11,520
Standard Bank Group Ltd.	5,626	65,754
Telkom S.A. SOC Ltd.	2,094	9,195
Tiger Brands Ltd.	606	16,936
Truworths International Ltd.	2,186	12,506
Tsogo Sun Holdings Ltd.	3,588	5,384
Vodacom Group Ltd.	9,038	107,860
Woolworths Holdings Ltd.	4,182	18,549

Total South Africa		1,071,754

South Korea - 9.7%
Amorepacific Corp.	36	8,156
BNK Financial Group, Inc.	409	3,571
Coway Co., Ltd.	277	22,734
Daesang Holdings Co., Ltd.	352	2,849
DGB Financial Group, Inc.	1,131	10,368
Dongbu Insurance Co., Ltd.	168	10,708
Dongsuh Cos., Inc.	264	6,177
DONGSUNG Corp.	921	4,720
Doosan Heavy Industries & Construction Co., Ltd.	202	3,016
E-Mart, Inc.	48	8,738
GOLFZONNEWDIN Co., Ltd.	394	1,806
Grand Korea Leisure Co., Ltd.	305	6,311
GS Holdings Corp.	288	16,495
GS Retail Co., Ltd.	48	1,448
Hana Financial Group, Inc.	636	26,293
Hana Tour Service, Inc.	54	4,059
Hankook Tire Co., Ltd.	216	11,353
Hanon Systems	1,585	17,437
Hansae Co., Ltd.	176	3,734
Hanssem Co., Ltd.	36	4,762
Hanwha Chemical Corp.	138	3,910
Hanwha Life Insurance Co., Ltd.	1,761	10,532
Hite Jinro Co., Ltd.	616	14,145
Hyosung Corp.	78	9,909
Hyundai Engineering & Construction Co., Ltd.	174	5,826
Hyundai Glovis Co., Ltd.	85	10,983
Hyundai Greenfood Co., Ltd.	546	7,389
Hyundai Marine & Fire Insurance Co., Ltd.	299	11,826
Hyundai Motor Co.	651	85,542
Hyundai Steel Co.	270	12,447
Industrial Bank of Korea	1,459	18,343
Interpark Corp.	727	5,846
It’s Hanbul Co., Ltd.	15	376
Kangwon Land, Inc.	546	16,685
KB Financial Group, Inc.	684	33,503
KEPCO Plant Service & Engineering Co., Ltd.	107	3,872
Kia Motors Corp.	997	27,551
Korea Electric Power Corp.	3,895	132,628
Korea Zinc Co., Ltd.	30	12,979
Korean Reinsurance Co.	276	2,735
KT Corp. ADR	679	9,418
KT&G Corp.	466	42,924
Kumho Petrochemical Co., Ltd.	180	11,331
Kyongbo Pharmaceutical Co., Ltd.	252	2,519
LG Chem Ltd.	120	41,070
LG Corp.	329	23,152
LG Display Co., Ltd.	865	23,072
LG Electronics, Inc.	180	12,950
LG Household & Health Care Ltd.	12	9,807
LG Uplus Corp.	897	10,455
LIG Nex1 Co., Ltd.	48	3,051
Lotte Chemical Corp.	24	7,921
LOTTE Fine Chemical Co., Ltd.	126	4,549
Lotte Shopping Co., Ltd.	36	7,748
LS Corp.	210	14,448
LS Industrial Systems Co., Ltd.	198	9,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2017

Investments	Shares	Value
Meritz Fire & Marine Insurance Co., Ltd.	337	$7,253
Meritz Securities Co., Ltd.	2,136	8,206
Mirae Asset Daewoo Co., Ltd.	1,077	9,243
NCSoft Corp.	48	19,466
NH Investment & Securities Co., Ltd.	768	9,119
Paradise Co., Ltd.	276	3,651
POSCO	363	100,468
Posco Daewoo Corp.	299	5,038
S&T Motiv Co., Ltd.	89	3,730
S-1 Corp.	108	8,411
S-Oil Corp.	234	26,049
SAMHWA Paints Industrial Co., Ltd.	248	1,685
Samsung C&T Corp.	54	6,365
Samsung Electro-Mechanics Co., Ltd.	156	13,893
Samsung Electronics Co., Ltd.	198	443,246
Samsung Fire & Marine Insurance Co., Ltd.	73	17,846
Samsung Life Insurance Co., Ltd.	238	23,481
Samsung SDS Co., Ltd.	24	3,531
Samsung Securities Co., Ltd.	268	8,084
Seah Besteel Corp.	138	3,789
Shinhan Financial Group Co., Ltd.	952	41,809
SK Chemicals Co., Ltd.	60	3,421
SK Holdings Co., Ltd.	102	25,648
SK Hynix, Inc.	841	60,871
SK Innovation Co., Ltd.	252	43,784
SK Telecom Co., Ltd.	358	79,705
SKC Co., Ltd.	119	4,286
Tongyang Life Insurance Co., Ltd.	540	3,607

Total South Korea		1,821,214

Taiwan - 17.1%
Accton Technology Corp.	6,000	19,292
Advanced Semiconductor Engineering, Inc.	48,749	59,642
Asia Cement Corp.	24,000	21,171
Asustek Computer, Inc.	6,000	49,367
Aten International Co., Ltd.	6,000	15,394
AU Optronics Corp.	54,000	21,636
Catcher Technology Co., Ltd.	2,000	18,632
Cathay Financial Holding Co., Ltd.	42,000	66,759
Chang Hwa Commercial Bank Ltd.	6,250	3,380
Cheng Shin Rubber Industry Co., Ltd.	18,000	36,031
Chicony Electronics Co., Ltd.	6,025	14,305
Chin-Poon Industrial Co., Ltd.	6,000	11,516
China Bills Finance Corp.	6,000	2,928
China Development Financial Holding Corp.	78,000	23,407
China Steel Corp.	36,000	28,908
China Synthetic Rubber Corp.	12,500	18,508
Chung-Hsin Electric & Machinery Manufacturing Corp.	18,000	12,465
Chunghwa Telecom Co., Ltd.	38,000	130,952
Clevo Co.	6,000	5,827
Compal Electronics, Inc.	24,000	17,056
CTBC Financial Holding Co., Ltd.	59,720	37,419
CTCI Corp.	6,000	9,636
Delta Electronics, Inc.	12,000	61,733
E.Sun Financial Holding Co., Ltd.	20,031	11,956
Elan Microelectronics Corp.	6,000	8,290
Elite Semiconductor Memory Technology, Inc.	8,000	10,632
Eternal Materials Co., Ltd.	12,668	12,888
Everlight Electronics Co., Ltd.	6,000	9,478
Far Eastern Department Stores Ltd.	18,000	9,052
Far Eastern International Bank	6,135	1,914
Far Eastern New Century Corp.	24,000	18,995
Far EasTone Telecommunications Co., Ltd.	12,000	28,532
Farglory Land Development Co., Ltd.	6,000	6,767
Feng Hsin Steel Co., Ltd.	6,000	10,427
Feng TAY Enterprise Co., Ltd.	2,000	9,102
First Financial Holding Co., Ltd.	30,729	19,710
Formosa Chemicals & Fibre Corp.	19,000	57,769
Formosa Petrochemical Corp.	32,000	110,276
Formosa Plastics Corp.	23,000	69,628
Foxconn Technology Co., Ltd.	6,010	17,342
Fubon Financial Holding Co., Ltd.	42,000	65,512
Gigabyte Technology Co., Ltd.	6,000	7,568
Greatek Electronics, Inc.	6,000	9,953
Highwealth Construction Corp.	12,000	15,928
Hon Hai Precision Industry Co., Ltd.	72,100	249,654
Hua Nan Financial Holdings Co., Ltd.	31,575	17,129
Innolux Corp.	55,000	25,664
Inventec Corp.	36,000	26,593
Kenda Rubber Industrial Co., Ltd.	6,020	8,487
King Yuan Electronics Co., Ltd.	12,000	11,773
King’s Town Bank Co., Ltd.	12,000	12,663
Kinik Co.	6,000	15,057
Kinsus Interconnect Technology Corp.	6,000	14,108
Lien Hwa Industrial Corp.	6,276	6,105
Lite-On Technology Corp.	18,014	25,722
Long Chen Paper Co., Ltd.	16,710	24,687
MediaTek, Inc.	6,000	56,292
Mega Financial Holding Co., Ltd.	54,000	42,204
Merry Electronics Co., Ltd.	3,000	18,896
Micro-Star International Co., Ltd.	2,000	4,300
Nan Ya Plastics Corp.	32,000	78,829
Nanya Technology Corp.	15,000	42,442
Novatek Microelectronics Corp.	6,000	22,556
Pegatron Corp.	12,000	31,144
Pou Chen Corp.	12,000	15,057
Powertech Technology, Inc.	6,000	17,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2017

Investments	Shares	Value
President Chain Store Corp.	6,000	$50,554
Prince Housing & Development Corp.	18,000	6,678
Qisda Corp.	24,000	16,937
Quanta Computer, Inc.	24,000	55,243
Realtek Semiconductor Corp.	6,000	20,677
Rechi Precision Co., Ltd.	12,000	11,990
Siliconware Precision Industries Co., Ltd.	24,000	38,385
SinoPac Financial Holdings Co., Ltd.	43,587	13,051
Syncmold Enterprise Corp.	6,000	13,732
Synnex Technology International Corp.	18,150	21,787
Taiwan Cement Corp.	24,000	26,751
Taiwan Cogeneration Corp.	12,000	9,201
Taiwan Cooperative Financial Holding Co., Ltd.	24,888	12,845
Taiwan Fertilizer Co., Ltd.	6,000	7,766
Taiwan Mobile Co., Ltd.	18,000	64,108
Taiwan PCB Techvest Co., Ltd.	5,000	5,260
Taiwan Secom Co., Ltd.	6,000	17,610
Taiwan Semiconductor Manufacturing Co., Ltd.	84,000	599,723
Teco Electric and Machinery Co., Ltd.	12,000	10,744
Topco Scientific Co., Ltd.	4,020	9,810
Transcend Information, Inc.	6,000	16,957
Tripod Technology Corp.	6,000	20,776
TSRC Corp.	6,000	6,332
Tung Ho Steel Enterprise Corp.	12,000	9,557
TXC Corp.	6,000	7,776
Uni-President Enterprises Corp.	16,000	33,505
United Microelectronics Corp.	37,000	18,485
Wan Hai Lines Ltd.	8,000	4,881
Wistron Corp.	18,535	14,822
Wistron NeWeb Corp.	6,179	17,728
WPG Holdings Ltd.	12,000	15,968
WT Microelectronics Co., Ltd.	5,050	7,985
Yuanta Financial Holding Co., Ltd.	42,000	18,075
Yulon Nissan Motor Co., Ltd.	5,000	41,716

Total Taiwan		3,211,753

Thailand - 5.8%
Advanced Info Service PCL NVDR	28,200	161,505
Airports of Thailand PCL NVDR	24,000	42,459
Asia Plus Group Holdings PCL NVDR	97,500	11,226
Bangkok Dusit Medical Services PCL NVDR	28,600	17,580
Bangkok Expressway & Metro PCL	63,600	15,352
Bangkok Land PCL NVDR	177,900	9,602
Bank of Ayudhya PCL NVDR	13,800	15,621
Banpu PCL NVDR	29,244	15,433
BEC World PCL NVDR	13,100	6,403
BTS Group Holdings PCL NVDR	86,900	22,279
Bumrungrad Hospital PCL NVDR	1,200	7,736
Central Pattana PCL NVDR	6,000	14,033
Charoen Pokphand Foods PCL NVDR	28,800	23,100
CP ALL PCL NVDR	14,400	28,822
Delta Electronics Thailand PCL NVDR	5,400	14,127
Electricity Generating PCL NVDR	2,400	16,912
Glow Energy PCL NVDR	6,000	16,057
Hana Microelectronics PCL NVDR	7,200	10,255
Home Product Center PCL NVDR	39,700	14,523
Ichitan Group PCL NVDR	13,100	3,142
Indorama Ventures PCL NVDR	12,000	15,202
Intouch Holdings PCL NVDR	28,300	48,793
IRPC PCL NVDR	52,200	9,861
Jasmine International PCL NVDR	48,600	11,950
Kasikornbank PCL NVDR	4,200	26,069
Kiatnakin Bank PCL NVDR	7,200	15,058
Krung Thai Bank PCL NVDR	54,600	30,779
Land & Houses PCL NVDR	67,800	20,127
Minor International PCL NVDR	7,200	8,798
MK Restaurants Group PCL NVDR	4,800	8,744
PTT Exploration & Production PCL NVDR	15,600	41,865
PTT Global Chemical PCL NVDR	18,600	42,944
PTT PCL NVDR	8,300	101,541
Ratchaburi Electricity Generating Holding PCL NVDR	7,200	11,604
Robinson PCL NVDR	5,400	10,444
Siam Cement PCL (The) NVDR	3,600	53,973
Siam City Cement PCL NVDR	1,377	11,644
Siam Commercial Bank PCL (The) NVDR	10,200	46,795
Star Petroleum Refining PCL NVDR	17,500	9,288
Supalai PCL NVDR	14,400	10,017
Thai Oil PCL NVDR	6,000	16,642
Thai Union Group PCL NVDR	19,200	11,514
Thai Vegetable Oil PCL NVDR	4,300	3,707
Thanachart Capital PCL NVDR	7,800	11,402
Tipco Asphalt PCL NVDR	6,600	4,769
Tisco Financial Group PCL NVDR	6,000	13,853
TMB Bank PCL NVDR	131,500	9,936
TTW PCL NVDR	26,400	8,549

Total Thailand		1,082,035

Turkey - 2.3%
Akbank Turk AS	6,398	16,912
Aksa Akrilik Kimya Sanayii AS	1,683	5,632
Albaraka Turk Katilim Bankasi AS	17,525	6,949
Anadolu Efes Biracilik ve Malt Sanayii AS	1,611	9,477
Arcelik AS	2,652	16,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

September 30, 2017

Investments	Shares	Value
BIM Birlesik Magazalar AS	503	$10,502
Bolu Cimento Sanayii AS	2,703	4,340
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS*	3,698	7,258
Cimsa Cimento Sanayi ve Ticaret AS	1,139	4,542
Enka Insaat ve Sanayi AS	17,844	25,992
Eregli Demir ve Celik Fabrikalari TAS	24,130	52,452
Ford Otomotiv Sanayi AS	1,653	21,196
Haci Omer Sabanci Holding AS	2,256	6,357
KOC Holding AS	5,212	23,963
Otokar Otomotiv Ve Savunma Sanayi AS	139	3,948
Petkim Petrokimya Holding AS	9,738	16,376
Selcuk Ecza Deposu Ticaret ve Sanayi AS	3,764	3,472
Soda Sanayii AS	5,979	8,558
TAV Havalimanlari Holding AS	2,376	11,793
Tofas Turk Otomobil Fabrikasi AS	1,657	14,389
Trakya Cam Sanayii AS	4,028	4,112
Tupras Turkiye Petrol Rafinerileri AS	2,412	82,478
Turk Traktor ve Ziraat Makineleri AS	419	9,149
Turkiye Garanti Bankasi AS	6,506	17,710
Turkiye Halk Bankasi AS	3,177	10,828
Turkiye Is Bankasi Group C	11,262	21,472
Turkiye Sise ve Cam Fabrikalari AS	7,687	8,863
Turkiye Vakiflar Bankasi TAO Class D	1,405	2,477
Ulker Biskuvi Sanayi AS	670	3,646
Vestel Beyaz Esya Sanayi ve Ticaret AS	919	2,551

Total Turkey		434,338

TOTAL COMMON STOCKS (Cost: $17,095,949)		18,683,803

WARRANTS - 0.0%

Malaysia - 0.0%
Sunway Bhd, expiring 10/3/24*	1,266	0

Thailand - 0.0%
Supalai PCL, expiring 10/19/18*	3,000	1,727

TOTAL WARRANTS (Cost: $1,375)		1,727

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $87,251)(d)	87,251	87,251

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $17,184,575)		18,772,781
Other Assets less Liabilities - (0.2)%		(41,415)

NET ASSETS - 100.0%		$18,731,366

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $7,447, which represents 0.04% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $118,345 and the total market value of the collateral held by the Fund was $133,299. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $46,048.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/3/2017	57,143,000	IDR	4,239	USD	$3	$—

CURRENCY LEGEND

IDR	Indonesian rupiah
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Domestic Economy Fund (EDOM)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 100.0%

Austria - 3.1%
Erste Group Bank AG*	776	$33,526
Oesterreichische Post AG	356	16,439
OMV AG	539	31,408
Raiffeisen Bank International AG*	920	30,840
UNIQA Insurance Group AG	2,152	22,551
Vienna Insurance Group AG Wiener Versicherung Gruppe	143	4,228
Voestalpine AG	412	21,014
Wienerberger AG	1,136	27,786

Total Austria		187,792

Belgium - 4.5%
Ackermans & van Haaren N.V.	175	30,691
Ageas	495	23,267
bpost S.A.	812	24,143
Cofinimmo S.A.	159	20,423
D’ieteren S.A./N.V.	300	13,768
Econocom Group S.A./N.V.	2,465	18,822
Euronav N.V.	2,235	18,377
KBC Group N.V.	583	49,417
Telenet Group Holding N.V.*	276	18,266
Tessenderlo Group S.A.*	83	4,039
Umicore S.A.	332	27,470
Warehouses De Pauw CVA	211	23,822

Total Belgium		272,505

Finland - 5.0%
Caverion Corp.*	2,747	25,233
Citycon Oyj	5,866	15,437
Cramo Oyj	708	18,590
Metsa Board Oyj	1,432	9,810
Neste Oyj	639	27,913
Nokian Renkaat Oyj	611	27,181
Outokumpu Oyj	2,091	21,729
Ramirent Oyj	1,864	19,259
Sampo Oyj Class A	547	28,919
Sanoma Oyj	1,243	13,563
Stora Enso Oyj Class R	1,840	25,994
Tieto Oyj	55	1,677
UPM-Kymmene Oyj	1,522	41,258
Uponor Oyj	887	15,373
YIT Oyj	1,355	11,085

Total Finland		303,021

France - 25.3%
Accor S.A.	680	33,792
Aeroports de Paris	155	25,067
Air France-KLM*	1,152	18,168
Alstom S.A.	324	13,764
Alten S.A.	372	33,647
Altran Technologies S.A.	959	17,641
Amundi S.A.(a)	267	22,196
Atos SE	207	32,119
AXA S.A.	1,840	55,665
Beneteau S.A.	867	15,067
BNP Paribas S.A.	1,056	85,204
Bollore S.A.	2,136	10,679
Bouygues S.A.	531	25,204
Capgemini SE	259	30,362
Cie de Saint-Gobain	851	50,725
Cie Plastic Omnium S.A.	384	16,431
CNP Assurances	1,160	27,194
Coface S.A.	2,027	21,783
Credit Agricole S.A.	1,975	35,910
Derichebourg S.A.	1,496	15,687
Edenred	703	19,115
Eiffage S.A.	340	35,211
Elior Group S.A.(a)	875	23,171
Elis S.A.(b)	495	13,257
Eurazeo S.A.	356	31,830
Europcar Groupe S.A.(a)	1,848	28,019
Eutelsat Communications S.A.	316	9,362
Faurecia	595	41,311
Fnac Darty S.A.*	271	26,088
Fonciere Des Regions	195	20,261
Groupe Eurotunnel SE Registered Shares	1,192	14,374
Havas S.A.	2,015	22,037
JCDecaux S.A.	560	20,973
Klepierre S.A.	56	2,199
Lagardere SCA	796	26,655
LISI	300	15,726
Maisons du Monde S.A.(a)	259	11,389
Metropole Television S.A.	1,020	23,592
Natixis S.A.	2,680	21,449
Nexans S.A.	227	13,464
Nexity S.A.*	304	18,580
Peugeot S.A.	1,739	41,425
Renault S.A.	275	27,020
Rexel S.A.	1,219	21,098
Societe Generale S.A.	911	53,348
Sopra Steria Group	175	32,491
SPIE S.A.	551	15,164
Television Francaise 1	1,203	17,585
Thales S.A.	292	33,064
TOTAL S.A.	1,912	102,722
Unibail-Rodamco SE	60	14,594
Vicat S.A.	187	14,272
Vinci S.A.	660	62,732
Vivendi S.A.	700	17,726
Wendel S.A.	231	37,427
Worldline S.A.*(a)	692	29,336

Total France		1,544,372

Germany - 23.6%
Aareal Bank AG	428	18,127
Allianz SE Registered Shares	432	97,009
alstria office REIT-AG	1,011	14,444
AURELIUS Equity Opportunities SE & Co. KGaA	175	11,511
Aurubis AG	143	11,587
Axel Springer SE	300	19,283
BayWa AG	148	5,895
Bechtle AG	460	34,467
bet-at-home.com AG	32	4,485
Bilfinger SE	595	24,922
Commerzbank AG*	1,595	21,703
Continental AG	119	30,211
CropEnergies AG	1,424	17,651
CTS Eventim AG & Co. KGaA	579	25,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

September 30, 2017

Investments	Shares	Value
Deutsche Bank AG Registered Shares	1,664	$28,780
Deutsche Boerse AG	392	42,500
Deutsche Lufthansa AG Registered Shares	963	26,765
Deutsche Post AG Registered Shares	1,379	61,404
Deutsche Wohnen SE Bearer Shares	648	27,517
Diebold Nixdorf AG	39	3,278
DMG MORI AG	495	30,722
Fielmann AG	272	23,573
Fraport AG Frankfurt Airport Services Worldwide	304	28,873
Fuchs Petrolub SE	279	14,325
Hamburger Hafen und Logistik AG	660	20,794
Hella KGaA Hueck & Co.	320	18,868
Hugo Boss AG	288	25,396
Indus Holding AG	344	25,446
Jenoptik AG	300	9,943
KION Group AG	267	25,558
Kloeckner & Co. SE	2,216	28,424
LEG Immobilien AG	195	19,731
Leoni AG	519	34,427
MAN SE	175	19,755
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	179	38,281
Nemetschek SE	271	22,032
Nordex SE*(b)	1,868	21,328
Pfeiffer Vacuum Technology AG	99	15,613
ProSiebenSat.1 Media SE	340	11,590
Rheinmetall AG	292	32,918
Salzgitter AG	503	22,823
Scout24 AG(a)	555	22,702
Siemens AG Registered Shares	543	76,519
Sixt SE	384	30,584
Stroeer SE & Co. KGaA	320	20,935
Takkt AG	523	11,995
Talanx AG	372	15,043
Tele Columbus AG*(a)	955	10,105
ThyssenKrupp AG	863	25,582
TLG Immobilien AG	780	17,990
TUI AG	764	12,988
United Internet AG Registered Shares	368	22,914
Volkswagen AG	111	18,798
VTG AG	340	18,892
Wacker Neuson SE	959	31,824
Washtec AG	151	13,263
Wirecard AG	364	33,311
Wuestenrot & Wuerttembergische AG	760	20,665
Zalando SE*(a)	456	22,857

Total Germany		1,444,204

Ireland - 2.7%
Bank of Ireland Group PLC*	2,056	16,844
Dalata Hotel Group PLC*	4,460	29,158
Irish Continental Group PLC	2,459	16,439
Kingspan Group PLC	816	34,709
Paddy Power Betfair PLC	199	19,861
Permanent TSB Group Holdings PLC*	3,811	8,335
Ryanair Holdings PLC ADR*	231	24,352
Smurfit Kappa Group PLC	519	16,259

Total Ireland		165,957

Italy - 17.3%
Anima Holding SpA(a)	3,911	31,579
Ansaldo STS SpA*	1,299	17,046
Assicurazioni Generali SpA	1,464	27,277
ASTM SpA	467	12,118
Atlantia SpA	696	21,977
Azimut Holding SpA	1,048	22,673
Banca Generali SpA	623	21,617
Banca IFIS SpA	599	32,758
Banca Mediolanum SpA	1,619	14,163
Banca Monte dei Paschi di Siena SpA*†	134	1,028
Banca Popolare di Sondrio SCPA	6,738	28,995
Banco BPM SpA*	5,727	23,751
Biesse SpA	384	17,010
BPER Banca	4,816	28,809
Brembo SpA	2,335	39,529
Buzzi Unicem SpA	1,003	27,082
Cerved Information Solutions SpA	2,140	25,299
CIR-Compagnie Industriali Riunite SpA	9,218	14,254
Credito Emiliano SpA	1,975	17,757
Datalogic SpA	539	18,970
De’ Longhi SpA	656	21,125
Enav SpA(a)	1,743	7,987
Eni SpA	2,600	43,032
FinecoBank Banca Fineco SpA	2,051	18,185
Industria Macchine Automatiche SpA	183	17,383
Intesa Sanpaolo SpA	15,221	53,839
Intesa Sanpaolo SpA RSP	7,523	24,902
Italmobiliare SpA	432	11,660
Leonardo SpA	1,283	24,041
Mediaset SpA*(b)	4,851	16,792
Mediobanca SpA	1,800	19,322
OVS SpA(a)	3,976	30,365
Poste Italiane SpA(a)	3,795	27,951
Prysmian SpA	935	31,591
RAI Way SpA(a)	2,739	14,798
Saras SpA	5,363	14,379
Snam SpA	4,711	22,701
Societa Cattolica di Assicurazioni SCRL	2,035	17,682
Societa Iniziative Autostradali e Servizi SpA	1,136	18,144
Technogym SpA(a)	1,432	12,688
Tod’s SpA(b)	204	14,458
UniCredit SpA*	1,643	35,001
Unione di Banche Italiane SpA	5,123	26,563
Unipol Gruppo Finanziario SpA	6,875	31,519
UnipolSai Assicurazioni SpA	6,234	14,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

September 30, 2017

Investments	Shares	Value
Yoox Net-A-Porter Group SpA*(b)	1,040	$40,782

Total Italy		1,055,145

Netherlands - 7.5%
Aalberts Industries N.V.	756	36,559
ABN AMRO Group N.V. CVA(a)	1,319	39,513
Aegon N.V.	3,885	22,634
Altice N.V. Class A*	1,406	28,166
ASR Nederland N.V.	440	17,605
Boskalis Westminster	368	12,867
Euronext N.V.(a)	471	28,670
Flow Traders(a)	607	16,325
GrandVision N.V.(a)	643	16,264
IMCD Group N.V.	340	20,853
ING Groep N.V.	4,388	80,925
Intertrust N.V.(a)	374	6,075
Koninklijke BAM Groep N.V.	1,643	9,397
NN Group N.V.	532	22,270
PostNL N.V.	3,146	13,553
Randstad Holding N.V.	336	20,790
Steinhoff International Holdings N.V.	4,663	20,794
TKH Group N.V. CVA	559	36,320
TomTom N.V.*	1,064	11,553

Total Netherlands		461,133

Portugal - 1.7%
Altri, SGPS, S.A.	2,403	12,693
Banco Comercial Portugues S.A. Registered Shares*	81,704	23,694
Corticeira Amorim, SGPS, S.A.	623	8,739
Navigator Co. S.A. (The)	3,368	16,420
NOS, SGPS, S.A.	5,423	33,594
Semapa-Sociedade de Investimento e Gestao	352	6,745

Total Portugal		101,885

Spain - 8.9%
Abertis Infraestructuras S.A.	927	18,740
Aena SME S.A.(a)	143	25,823
Amadeus IT Group S.A.	619	40,241
Atresmedia Corp. de Medios de Comunicacion S.A.	1,707	17,940
Banco de Sabadell S.A.	8,482	17,708
Bankia S.A.	1,607	7,751
Bankinter S.A.	2,896	27,403
Bolsas y Mercados Espanoles SHMSF S.A.	511	17,640
CaixaBank S.A.	6,415	32,155
Cia de Distribucion Integral Logista Holdings S.A.	684	16,451
Cie Automotive S.A.	835	22,299
Enagas S.A.	539	15,181
Ferrovial S.A.	396	8,719
Fomento de Construcciones y Contratas S.A.*	1,488	14,917
Grupo Catalana Occidente S.A.	756	31,844
Indra Sistemas S.A.*	1,188	18,770
Industria de Diseno Textil S.A.	1,160	43,726
Liberbank S.A.*	13,254	12,237
Mediaset Espana Comunicacion S.A.	1,719	19,414
Melia Hotels International S.A.	1,747	25,259
NH Hotel Group S.A.	3,028	20,297
Parques Reunidos Servicios Centrales SAU(a)	867	13,120
Repsol S.A.	1,632	30,079
Sacyr S.A.*	7,327	19,230
Zardoya Otis S.A.	2,168	23,990

Total Spain		540,934

United Kingdom - 0.4%
International Consolidated Airlines Group S.A.	3,360	26,772

TOTAL COMMON STOCKS (Cost: $5,616,740)		6,103,720

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $88,675)(d)	88,675	88,675

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $5,705,415)		6,192,395
Other Assets less Liabilities - (1.4)%		(86,690)

NET ASSETS - 100.0%		$6,105,705

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,028, which represents 0.02% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $88,073 and the total market value of the collateral held by the Fund was $94,204. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,529.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Domestic Economy Fund (EDOM)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Goldman Sachs	10/3/2017	1,508	USD	1,275	EUR	$0	*	$—

*	Amount represents less than $1.

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 2.0%
Aristocrat Leisure Ltd.	3,193	$52,613
Australia & New Zealand Banking Group Ltd.	9,065	210,540
BHP Billiton Ltd.	13,125	265,496
Brambles Ltd.	15,403	108,774
Commonwealth Bank of Australia	4,550	268,654
CSL Ltd.	1,756	184,576
Macquarie Group Ltd.	1,925	137,330
National Australia Bank Ltd.	8,120	200,698
QBE Insurance Group Ltd.	9,579	75,237
Telstra Corp., Ltd.	31,962	87,526
Westpac Banking Corp.	9,555	239,315
Woolworths Ltd.	6,090	120,466

Total Australia		1,951,225

Belgium - 0.4%
Ageas	2,870	134,902
Anheuser-Busch InBev S.A.	2,275	272,447

Total Belgium		407,349

Brazil - 0.4%
Ambev S.A.	17,503	116,423
B3 SA - Brasil Bolsa Balcao	3,500	26,500
Banco do Brasil S.A.	3,500	38,617
Equatorial Energia S.A.	7,000	135,545
Petroleo Brasileiro S.A.*	23,248	116,198

Total Brazil		433,283

Canada - 3.3%
Agrium, Inc.	945	101,040
Alimentation Couche-Tard, Inc. Class B	1,820	82,803
Bank of Nova Scotia (The)	2,415	154,866
Barrick Gold Corp.	7,384	118,555
Canadian Imperial Bank of Commerce	1,085	94,710
Canadian National Railway Co.	2,030	167,802
Canadian Natural Resources Ltd.	5,215	174,257
Canadian Pacific Railway Ltd.	595	99,708
Enbridge, Inc.	5,460	227,542
George Weston Ltd.	1,330	115,544
Hydro One Ltd.(a)	5,250	95,374
Industrial Alliance Insurance & Financial Services, Inc.	2,765	124,913
Intact Financial Corp.	1,330	109,610
Loblaw Cos. Ltd.	1,575	85,761
Magna International, Inc.	2,240	119,267
Manulife Financial Corp.	6,440	130,329
Metro, Inc.	4,970	170,522
Potash Corp. of Saskatchewan, Inc.	4,510	86,619
Royal Bank of Canada	2,870	221,541
Saputo, Inc.	2,625	90,652
SNC-Lavalin Group, Inc.	2,380	107,311
Suncor Energy, Inc.	5,180	181,123
Toronto-Dominion Bank (The)	2,870	161,210
TransCanada Corp.	2,765	136,343
Wheaton Precious Metals Corp.	6,013	114,428

Total Canada		3,271,830

China - 2.3%
Bank of China Ltd. Class H	350,000	172,520
China Conch Venture Holdings Ltd.	70,000	136,223
China Construction Bank Corp. Class H	315,000	261,334
China Life Insurance Co., Ltd. Class H	35,000	104,184
China Mobile Ltd.	17,500	177,337
China Petroleum & Chemical Corp. Class H	140,000	104,856
CNOOC Ltd.	105,000	135,507
Country Garden Holdings Co., Ltd.	35,000	55,654
Hengan International Group Co., Ltd.	17,500	161,989
Industrial & Commercial Bank of China Ltd. Class H	280,000	207,920
Tencent Holdings Ltd.	17,500	753,262

Total China		2,270,786

Denmark - 0.6%
ISS A/S	5,215	209,767
Novo Nordisk A/S Class B	5,740	274,471
Pandora A/S	766	75,629
Vestas Wind Systems A/S	521	46,763

Total Denmark		606,630

Finland - 0.4%
Amer Sports Oyj*	3,710	98,421
Elisa Oyj	3,500	150,695
Nokia Oyj	25,027	150,301

Total Finland		399,417

France - 3.9%
Accor S.A.	2,345	116,532
Air Liquide S.A.	1,155	154,090
Airbus SE	2,023	192,308
Arkema S.A.	1,190	145,957
Atos SE	875	135,768
AXA S.A.	5,320	160,943
BNP Paribas S.A.	3,045	245,686
Capgemini SE	1,190	139,500
Danone S.A.	2,065	162,025
Engie S.A.	7,210	122,485
Essilor International S.A.	875	108,356
Legrand S.A.	1,750	126,365
LVMH Moet Hennessy Louis Vuitton SE	840	231,827
Orange S.A.	7,560	123,873
Publicis Groupe S.A.	1,330	92,909
Sanofi	2,765	274,610
Schneider Electric SE*	1,960	170,609
Societe Generale S.A.	2,415	141,423
TOTAL S.A.(b)	5,320	285,817
Unibail-Rodamco SE	560	136,213
Valeo S.A.	1,645	122,089
Veolia Environnement S.A.	5,390	124,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2017

Investments	Shares	Value
Vinci S.A.	1,750	$166,336
Vivendi S.A.	4,865	123,195

Total France		3,803,490

Germany - 3.3%
adidas AG	805	182,150
Allianz SE Registered Shares	1,120	251,506
BASF SE	2,415	257,065
Bayer AG Registered Shares	2,100	286,246
Daimler AG Registered Shares	2,660	212,170
Deutsche Bank AG Registered Shares	6,790	117,437
Deutsche Telekom AG Registered Shares	9,170	171,121
Deutsche Wohnen SE Bearer Shares	4,025	170,920
Fresenius SE & Co. KGaA	1,610	129,903
HeidelbergCement AG	1,225	125,949
Infineon Technologies AG	6,580	165,457
Linde AG	840	175,223
MTU Aero Engines AG	908	144,860
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	560	119,762
RWE AG*	2,650	60,213
SAP SE	2,555	279,972
Siemens AG Registered Shares	1,960	276,200
ThyssenKrupp AG	3,745	111,015

Total Germany		3,237,169

Hong Kong - 1.1%
AIA Group Ltd.	35,000	258,108
CK Asset Holdings Ltd.	17,500	144,849
CK Hutchison Holdings Ltd.	17,500	223,716
CLP Holdings Ltd.	17,500	179,353
Hong Kong Exchanges & Clearing Ltd.	4,100	110,233
Hysan Development Co., Ltd.	35,000	164,678

Total Hong Kong		1,080,937

India - 0.9%
Axis Bank Ltd.	12,950	100,941
IndusInd Bank Ltd.	6,755	173,963
Infosys Ltd.	8,890	122,476
Larsen & Toubro Ltd.	7,397	129,329
Maruti Suzuki India Ltd.	1,295	158,171
Reliance Industries Ltd.	13,370	159,838

Total India		844,718

Ireland - 0.3%
CRH PLC	5,600	213,671
Experian PLC	4,585	92,210

Total Ireland		305,881

Israel - 0.0%
Teva Pharmaceutical Industries Ltd.	1,482	25,910

Italy - 0.8%
Assicurazioni Generali SpA	6,125	114,118
Eni SpA	9,835	162,777
Intesa Sanpaolo SpA	55,467	196,194
Snam SpA	33,072	159,362
UniCredit SpA*	5,880	125,263

Total Italy		757,714

Japan - 8.3%
Ajinomoto Co., Inc.	4,400	85,838
Asahi Group Holdings Ltd.	3,700	149,755
Astellas Pharma, Inc.	10,500	133,530
Bandai Namco Holdings, Inc.	3,500	120,020
Bridgestone Corp.	3,500	158,762
Daiichi Sankyo Co., Ltd.	3,500	78,914
Hitachi Ltd.	35,000	246,538
Honda Motor Co., Ltd.	6,800	201,285
ITOCHU Corp.	7,000	114,609
Japan Exchange Group, Inc.	1,200	21,225
Japan Tobacco, Inc.	3,500	114,672
Kao Corp.	3,500	205,837
KDDI Corp.	7,000	184,507
Kintetsu Group Holdings Co., Ltd.	3,500	130,125
Kirin Holdings Co., Ltd.	7,400	174,079
Komatsu Ltd.	3,500	99,529
Kubota Corp.	7,000	127,202
Kyocera Corp.	3,500	217,092
Mitsubishi Chemical Holdings Corp.	17,500	166,659
Mitsubishi Corp.	7,000	162,648
Mitsubishi Electric Corp.	10,500	163,985
Mitsubishi Heavy Industries Ltd.	3,500	138,333
Mitsubishi UFJ Financial Group, Inc.	42,000	272,637
Mitsui & Co., Ltd.	10,500	155,124
Mizuho Financial Group, Inc.	87,500	153,212
Nagoya Railroad Co., Ltd.	7,000	150,677
Nikon Corp.(b)	7,000	121,326
Nintendo Co., Ltd.	300	110,763
Nippon Steel & Sumitomo Metal Corp.	3,500	80,329
Nippon Telegraph & Telephone Corp.	3,500	160,347
Nisshin Seifun Group, Inc.	10,500	175,832
Nomura Holdings, Inc.	17,500	97,943
NTT DOCOMO, Inc.	3,500	79,925
Odakyu Electric Railway Co., Ltd.	3,500	66,384
Oji Holdings Corp.	35,000	188,735
Olympus Corp.	3,500	118,465
Otsuka Holdings Co., Ltd.	3,500	139,018
Panasonic Corp.	10,500	152,092
Recruit Holdings Co., Ltd.	10,800	233,817
Seven & I Holdings Co., Ltd.	3,500	135,100
Shionogi & Co., Ltd.	3,200	174,861
Shiseido Co., Ltd.	500	19,997
SoftBank Group Corp.	3,300	266,310
Sojitz Corp.	45,500	125,710
Sony Corp.	3,700	137,593
Subaru Corp.	3,400	122,631
Sumitomo Mitsui Financial Group, Inc.	3,500	134,322
Sumitomo Mitsui Trust Holdings, Inc.	3,500	126,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2017

Investments	Shares	Value
Suzuki Motor Corp.	3,300	$173,025
Tobu Railway Co., Ltd.	7,000	192,156
Tokio Marine Holdings, Inc.	3,500	136,872
Tokyo Gas Co., Ltd.	7,000	171,510
Toshiba Corp.*	29,000	81,153
Toyo Suisan Kaisha Ltd.	3,500	128,570
Toyota Motor Corp.	7,000	417,270
Yakult Honsha Co., Ltd.	300	21,614

Total Japan		8,216,733

Netherlands - 1.1%
Akzo Nobel N.V.	1,505	138,992
ASML Holding N.V.	1,330	226,493
ING Groep N.V.	9,870	182,026
Koninklijke DSM N.V.	1,548	126,749
Koninklijke KPN N.V.	33,457	114,901
Koninklijke Philips N.V.	3,393	140,111
Wolters Kluwer N.V.	2,345	108,381

Total Netherlands		1,037,653

Norway - 0.2%
Orkla ASA	17,503	179,641

Singapore - 0.3%
ComfortDelGro Corp., Ltd.	52,600	80,568
Singapore Exchange Ltd.	21,000	114,283
Singapore Press Holdings Ltd.(b)	56,000	112,169

Total Singapore		307,020

South Korea - 1.6%
Hyundai Motor Co.	837	109,982
KT&G Corp.	1,225	112,837
NAVER Corp.	175	113,830
POSCO	455	125,931
Samsung Electronics Co., Ltd.	315	705,164
Samsung Fire & Marine Insurance Co., Ltd.	385	94,120
Shinhan Financial Group Co., Ltd.	3,535	155,246
SK Hynix, Inc.	2,625	189,996

Total South Korea		1,607,106

Spain - 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	19,672	175,840
Banco Santander S.A.	43,845	306,181
Enagas S.A.	5,180	145,900
Industria de Diseno Textil S.A.	3,426	129,141
Red Electrica Corp. S.A.	7,665	161,115
Repsol S.A.	6,203	114,324
Telefonica S.A.	14,560	158,220

Total Spain		1,190,721

Sweden - 1.0%
Assa Abloy AB Class B	5,705	130,003
Atlas Copco AB Class A	4,130	174,513
Castellum AB	10,115	158,373
Hennes & Mauritz AB Class B	3,644	94,199
Nordea Bank AB	8,680	117,401
Securitas AB Class B	6,195	103,524
Telefonaktiebolaget LM Ericsson Class B	16,873	96,682
Volvo AB Class B	8,225	158,205

Total Sweden		1,032,900

Switzerland - 3.2%
ABB Ltd. Registered Shares	6,545	161,934
Adecco Group AG Registered Shares	1,295	100,912
Cie Financiere Richemont S.A. Registered Shares	1,715	156,860
Credit Suisse Group AG Registered Shares*	8,995	142,511
Givaudan S.A. Registered Shares	70	152,429
Glencore PLC*	38,685	177,504
Idorsia Ltd.*	1,110	19,846
LafargeHolcim Ltd. Registered Shares*	2,205	128,982
Nestle S.A. Registered Shares	7,497	628,366
Novartis AG Registered Shares	6,405	548,754
Roche Holding AG Genusschein	1,786	456,283
Schindler Holding AG Participation Certificate	806	178,176
UBS Group AG Registered Shares*	11,340	193,961
Zurich Insurance Group AG	420	128,222

Total Switzerland		3,174,740

United Kingdom - 6.5%
Anglo American PLC	6,377	114,604
AstraZeneca PLC	3,535	235,002
Babcock International Group PLC	9,170	101,807
BAE Systems PLC	12,110	102,602
Barclays PLC	49,907	129,463
BHP Billiton PLC	8,015	141,353
BP PLC	43,432	278,125
British American Tobacco PLC	5,412	339,234
BT Group PLC	27,472	104,639
Bunzl PLC	3,815	116,034
Carnival PLC	1,750	111,360
Centrica PLC	30,202	75,773
Compass Group PLC	7,943	168,696
Diageo PLC	6,615	217,704
GKN PLC	24,852	115,366
GlaxoSmithKline PLC	11,340	226,465
HSBC Holdings PLC	45,217	447,165
Imperial Brands PLC	3,290	140,543
Intertek Group PLC	2,030	135,687
ITV PLC	34,052	79,813
Kingfisher PLC	22,787	91,258
Land Securities Group PLC	7,547	98,468
Lloyds Banking Group PLC	192,864	175,255
National Grid PLC	12,145	150,658
Pennon Group PLC	9,310	99,551
Prudential PLC	8,365	200,497
Reckitt Benckiser Group PLC	2,030	185,555
Rentokil Initial PLC	40,842	164,716
Rio Tinto PLC	4,200	195,701
Royal Dutch Shell PLC Class A	20,915	630,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2017

Investments	Shares	Value
Smith & Nephew PLC	6,475	$117,103
St. James’s Place PLC	8,925	137,225
Standard Chartered PLC*	9,800	97,507
Unilever N.V. CVA	4,445	262,954
Unilever PLC	4,165	241,345
Vodafone Group PLC	71,300	199,737

Total United Kingdom		6,429,908

United States - 56.7%
3M Co.	1,225	257,127
Abbott Laboratories	4,410	235,318
AbbVie, Inc.	4,229	375,789
Activision Blizzard, Inc.	2,695	173,854
Adobe Systems, Inc.*	1,505	224,516
AES Corp.	8,295	91,411
Aetna, Inc.	1,085	172,526
Aflac, Inc.	1,400	113,946
Agilent Technologies, Inc.	2,240	143,808
Air Products & Chemicals, Inc.	910	137,610
Alexion Pharmaceuticals, Inc.*	735	103,113
Alliant Energy Corp.	3,220	133,855
Allstate Corp. (The)	1,120	102,939
Alphabet, Inc. Class A*	1,015	988,326
Alphabet, Inc. Class C*	385	369,257
Altria Group, Inc.	4,412	279,809
Amazon.com, Inc.*	973	935,394
American Airlines Group, Inc.	2,135	101,391
American Express Co.	1,960	177,302
American International Group, Inc.	2,310	141,811
American Tower Corp.	1,680	229,622
AmerisourceBergen Corp.	1,085	89,784
Amgen, Inc.	1,859	346,611
Anadarko Petroleum Corp.	1,652	80,700
Analog Devices, Inc.	1,610	138,734
ANSYS, Inc.*	1,155	141,753
Anthem, Inc.	770	146,208
Apache Corp.	1,124	51,479
Apple, Inc.	12,215	1,882,576
Applied Materials, Inc.	4,541	236,541
Archer-Daniels-Midland Co.	2,030	86,295
Arrow Electronics, Inc.*	1,505	121,017
Arthur J. Gallagher & Co.	2,030	124,947
Aspen Technology, Inc.*	1,820	114,314
AT&T, Inc.	14,280	559,348
Autodesk, Inc.*	1,085	121,802
Automatic Data Processing, Inc.	1,225	133,917
AvalonBay Communities, Inc.	875	156,117
Baker Hughes Co.	1,566	57,347
Bank of America Corp.	23,837	604,030
Bank of New York Mellon Corp. (The)	2,975	157,734
Baxter International, Inc.	2,205	138,364
Becton, Dickinson and Co.	805	157,740
Berkshire Hathaway, Inc. Class B*	3,955	725,031
Biogen, Inc.*	630	197,266
Boeing Co. (The)	1,330	338,099
Boston Scientific Corp.*	5,250	153,143
Brighthouse Financial, Inc.*	198	12,038
Bristol-Myers Squibb Co.	4,550	290,017
BWX Technologies, Inc.	2,415	135,288
C.R. Bard, Inc.	490	157,045
CA, Inc.	3,535	117,998
Cabot Oil & Gas Corp.	1,572	42,051
Capital One Financial Corp.	1,645	139,266
Cardinal Health, Inc.	1,470	98,372
CarMax, Inc.*	1,365	103,481
Caterpillar, Inc.	1,855	231,337
CBS Corp. Class B Non-Voting Shares	1,575	91,350
CDW Corp.	1,785	117,810
Celgene Corp.*	2,408	351,135
Charles Schwab Corp. (The)	3,290	143,905
Charter Communications, Inc. Class A*	630	228,955
Chemours Co. (The)	909	46,004
Chevron Corp.	4,270	501,725
Chipotle Mexican Grill, Inc.*	68	20,932
Church & Dwight Co., Inc.	2,590	125,486
Cigna Corp.	840	157,030
Cimarex Energy Co.	596	67,747
Cisco Systems, Inc.	12,460	419,030
CIT Group, Inc.	2,240	109,872
Citigroup, Inc.	6,615	481,175
Citizens Financial Group, Inc.	2,765	104,711
Citrix Systems, Inc.*	1,540	118,303
CME Group, Inc.	840	113,971
Coca-Cola Co. (The)	7,070	318,221
Cognizant Technology Solutions Corp. Class A	2,205	159,951
Colgate-Palmolive Co.	2,765	201,430
Comcast Corp. Class A	11,130	428,282
Comerica, Inc.	1,365	104,095
Conagra Brands, Inc.	2,450	82,663
Concho Resources, Inc.*	766	100,898
ConocoPhillips	3,675	183,934
Constellation Brands, Inc. Class A	770	153,577
Corning, Inc.	4,690	140,325
Costco Wholesale Corp.	457	75,081
Crown Castle International Corp.	1,650	164,967
CSX Corp.	2,695	146,231
Cummins, Inc.	735	123,502
CVS Health Corp.	2,765	224,850
D.R. Horton, Inc.	3,395	135,562
DaVita, Inc.*	1,575	93,539
Deere & Co.	875	109,891
Delta Air Lines, Inc.	2,555	123,202
Dentsply Sirona, Inc.	1,505	90,014
Devon Energy Corp.	2,196	80,615
Digital Realty Trust, Inc.	271	32,067
Discovery Communications, Inc. Class A*	3,115	66,318
Dollar General Corp.	1,225	99,286
Dollar Tree, Inc.*	1,120	97,238
Dover Corp.	1,330	121,549
DowDuPont, Inc.	5,706	395,026
DST Systems, Inc.	1,960	107,565
Duke Energy Corp.	1,715	143,923
DXC Technology Co.	984	84,506
E*TRADE Financial Corp.*	2,275	99,213
Eaton Vance Corp.	2,450	120,957
eBay, Inc.*	3,570	137,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2017

Investments	Shares	Value
Electronic Arts, Inc.*	1,155	$136,359
Eli Lilly & Co.	2,415	206,579
Emerson Electric Co.	2,520	158,357
EOG Resources, Inc.	1,295	125,278
EPR Properties	1,680	117,163
Equinix, Inc.	350	156,205
Estee Lauder Cos., Inc. (The) Class A	1,260	135,878
Exelon Corp.	3,220	121,297
Expeditors International of Washington, Inc.	1,785	106,850
Express Scripts Holding Co.*	2,065	130,756
Exxon Mobil Corp.	9,555	783,319
F5 Networks, Inc.*	665	80,172
Facebook, Inc. Class A*	5,495	938,931
FedEx Corp.	665	150,011
Fifth Third Bancorp	4,375	122,413
First Republic Bank	1,015	106,027
FirstEnergy Corp.	2,870	88,482
FleetCor Technologies, Inc.*	700	108,339
Fluor Corp.	1,652	69,549
Ford Motor Co.	12,180	145,795
Freeport-McMoRan, Inc.*	5,210	73,148
Gartner, Inc.*	945	117,567
General Dynamics Corp.	805	165,492
General Electric Co.	20,162	487,517
General Motors Co.	4,480	180,902
Gentex Corp.	5,110	101,178
Genuine Parts Co.	1,295	123,867
Gilead Sciences, Inc.	3,395	275,063
Goldman Sachs Group, Inc. (The)	840	199,240
Great Plains Energy, Inc.	3,325	100,748
Halliburton Co.	2,316	106,605
Hartford Financial Services Group, Inc. (The)	1,925	106,703
Hasbro, Inc.	1,120	109,390
HCA Healthcare, Inc.*	1,295	103,069
Healthcare Realty Trust, Inc.	3,920	126,773
Hess Corp.	1,226	57,487
Hewlett Packard Enterprise Co.	5,530	81,346
Hexcel Corp.	1,855	106,514
Home Depot, Inc. (The)	2,835	463,693
Honeywell International, Inc.	1,680	238,123
HP, Inc.	7,315	146,007
Humana, Inc.	455	110,852
Huntington Bancshares, Inc.	7,595	106,026
Illumina, Inc.*	700	139,440
Intel Corp.	10,255	390,510
Intercontinental Exchange, Inc.	1,575	108,203
International Business Machines Corp.	1,958	284,067
International Paper Co.	1,995	113,356
Intuit, Inc.	1,050	149,247
Intuitive Surgical, Inc.*	204	213,360
Investors Bancorp, Inc.	8,715	118,873
J.M. Smucker Co. (The)	604	63,378
Jack Henry & Associates, Inc.	1,470	151,101
Jacobs Engineering Group, Inc.	1,785	104,012
Johnson & Johnson	6,020	782,660
JPMorgan Chase & Co.	7,840	748,798
KeyCorp	5,390	101,440
Kimberly-Clark Corp.	1,225	144,158
Kinder Morgan, Inc.	6,010	115,272
Kraft Heinz Co. (The)	1,295	100,427
Kroger Co. (The)	2,108	42,286
Lear Corp.	700	121,156
Liberty Interactive Corp., QVC Group Class A*	4,445	104,769
Liberty Media Corp - Liberty SiriusXM Class A*	3,010	126,119
Lincoln National Corp.	1,435	105,444
LKQ Corp.*	3,815	137,302
Lockheed Martin Corp.	665	206,343
Lowe’s Cos., Inc.	2,730	218,236
M&T Bank Corp.	630	101,455
Marathon Petroleum Corp.	1,890	105,991
MarketAxess Holdings, Inc.	282	52,032
Marriott International, Inc. Class A	1,400	154,364
Masco Corp.	3,080	120,151
MasterCard, Inc. Class A	2,275	321,230
Maxim Integrated Products, Inc.	1,855	88,502
McCormick & Co., Inc. Non-Voting Shares	525	53,886
McDonald’s Corp.	2,100	329,028
McKesson Corp.	770	118,280
Merck & Co., Inc.	6,475	414,594
MetLife, Inc.	2,835	147,278
Mettler-Toledo International, Inc.*	245	153,409
MGM Resorts International	3,675	119,768
Microchip Technology, Inc.	1,820	163,400
Micron Technology, Inc.*	3,745	147,291
Microsoft Corp.	18,202	1,355,867
Mohawk Industries, Inc.*	525	129,943
Mondelez International, Inc. Class A	4,305	175,041
Monsanto Co.	1,155	138,392
Moody’s Corp.	945	131,553
Morgan Stanley	3,920	188,826
MSCI, Inc.	1,260	147,294
National Retail Properties, Inc.	2,380	99,151
Netflix, Inc.*	1,120	203,112
Newell Brands, Inc.	1,360	58,031
Newmont Mining Corp.	3,150	118,157
NextEra Energy, Inc.	1,225	179,524
NIKE, Inc. Class B	3,920	203,252
Noble Energy, Inc.	596	16,903
Norfolk Southern Corp.	910	120,338
Northrop Grumman Corp.	560	161,123
Nucor Corp.	1,610	90,224
NVIDIA Corp.	1,652	295,328
O’Reilly Automotive, Inc.*	460	99,070
Occidental Petroleum Corp.	2,196	141,005
Omnicom Group, Inc.	1,400	103,698
Oracle Corp.	6,860	331,681
PayPal Holdings, Inc.*	3,325	212,900
People’s United Financial, Inc.	6,265	113,647
PepsiCo, Inc.	2,730	304,204
Pfizer, Inc.	14,280	509,796
PG&E Corp.	1,820	123,924
Philip Morris International, Inc.	3,666	406,963
Phillips 66	1,365	125,048
Pinnacle West Capital Corp.	1,645	139,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2017

Investments	Shares	Value
Pioneer Natural Resources Co.	596	$87,934
PNC Financial Services Group, Inc. (The)	1,330	179,244
Pool Corp.	525	56,789
Portland General Electric Co.	2,485	113,415
PPG Industries, Inc.	1,330	144,518
PPL Corp.	2,695	102,275
Priceline Group, Inc. (The)*	140	256,315
Principal Financial Group, Inc.	1,995	128,358
Procter & Gamble Co. (The)	5,915	538,147
Progressive Corp. (The)	1,384	67,013
Prologis, Inc.	2,870	182,130
Prudential Financial, Inc.	1,400	148,848
Public Service Enterprise Group, Inc.	2,520	116,550
Public Storage	630	134,814
QUALCOMM, Inc.	3,920	203,213
Quintiles IMS Holdings, Inc.*	1,260	119,788
Raytheon Co.	875	163,257
Realty Income Corp.	1,820	104,086
Red Hat, Inc.*	1,435	159,084
Regency Centers Corp.	1,960	121,598
Regeneron Pharmaceuticals, Inc.*	350	156,492
Regions Financial Corp.	7,805	118,870
Rockwell Automation, Inc.	875	155,934
Rockwell Collins, Inc.	1,085	141,820
Roper Technologies, Inc.	560	136,304
Ross Stores, Inc.	1,720	111,060
S&P Global, Inc.	1,149	179,600
salesforce.com, Inc.*	2,100	196,182
SCANA Corp.	1,575	76,372
Sempra Energy	1,190	135,815
Service Corp. International	3,745	129,203
Sherwin-Williams Co. (The)	350	125,314
Shire PLC	2,625	133,407
Simon Property Group, Inc.	980	157,790
Snap-on, Inc.	490	73,015
Southwest Airlines Co.	1,750	97,965
Southwest Gas Holdings, Inc.	1,155	89,651
Starbucks Corp.	4,130	221,822
State Street Corp.	1,330	127,068
Stryker Corp.	910	129,238
SunTrust Banks, Inc.	2,275	135,977
Synchrony Financial	2,520	78,246
Synopsys, Inc.*	2,275	183,206
Sysco Corp.	1,615	87,129
T. Rowe Price Group, Inc.	1,400	126,910
Target Corp.	1,890	111,529
Tesla, Inc.*	385	131,324
Texas Instruments, Inc.	2,485	222,755
Thermo Fisher Scientific, Inc.	1,190	225,148
Time Warner, Inc.	1,925	197,216
Tractor Supply Co.	1,124	71,138
Travelers Cos., Inc. (The)	805	98,629
Twenty-First Century Fox, Inc. Class A	4,760	125,569
U.S. Bancorp	2,730	146,301
U.S. Silica Holdings, Inc.	524	16,281
Union Pacific Corp.	1,960	227,301
United Continental Holdings, Inc.*	708	43,103
United Parcel Service, Inc. Class B	945	113,485
United Technologies Corp.	1,715	199,077
UnitedHealth Group, Inc.	2,170	424,994
Unum Group	2,310	118,110
Valero Energy Corp.	1,505	115,780
Ventas, Inc.	1,855	120,816
Verizon Communications, Inc.	9,660	478,073
Vertex Pharmaceuticals, Inc.*	1,155	175,606
Visa, Inc. Class A	4,270	449,375
Vulcan Materials Co.	700	83,720
W.W. Grainger, Inc.	324	58,239
Wal-Mart Stores, Inc.	3,360	262,550
Walgreens Boots Alliance, Inc.	2,065	159,459
Walt Disney Co. (The)	3,220	317,395
Wells Fargo & Co.	10,360	571,354
Welltower, Inc.	1,925	135,289
Western Digital Corp.	1,085	93,744
Weyerhaeuser Co.	3,850	131,016
Wynn Resorts Ltd.	290	43,187
Zimmer Biomet Holdings, Inc.	875	102,454
Zions Bancorp	2,695	127,150
Zoetis, Inc.	1,995	127,201

Total United States		55,856,351

TOTAL COMMON STOCKS (Cost: $95,331,416)		98,429,112

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $375,346)(d)	375,346	375,346

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $95,706,762)		98,804,458
Other Assets less Liabilities - (0.2)%		(244,471)

NET ASSETS - 100.0%		$98,559,987

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $470,046 and the total market value of the collateral held by the Fund was $495,734. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $120,388.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-Mexico Equity Fund (XMX)

September 30, 2017

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/2/2017	4,047	USD	5,048	CAD	$10	$—
State Street Bank and Trust	10/3/2017	1,857	USD	11,711	DKK	—	(3)
State Street Bank and Trust	10/3/2017	1,846	USD	2,504	SGD	2	—

						$12	$(3)

CURRENCY LEGEND

CAD     Canadian dollar

DKK     Danish krone

SGD     Singapore dollar

USD     U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2017

Investments	Shares	Value
EXCHANGE-TRADED FUND - 99.9%
United States - 99.9%
WisdomTree Global SmallCap Dividend Fund(a) (Cost: $11,541,088)	473,951	$15,270,701

Other Assets less Liabilities - 0.1%		11,550

NET ASSETS - 100.0%		$15,282,251

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/3/2017	392,101	AUD	307,202	USD	$460	$—
Bank of America N.A.	10/3/2017	139,088	AUD	109,161	USD	—	(26)
Bank of America N.A.	10/3/2017	352,449	CAD	282,781	USD	—	(966)
Bank of America N.A.	10/3/2017	125,667	CAD	100,483	USD	—	(1)
Bank of America N.A.	10/3/2017	42,529	CHF	43,784	USD	169	—
Bank of America N.A.	10/3/2017	15,054	CHF	15,558	USD	—	—
Bank of America N.A.	10/3/2017	245,665	DKK	38,909	USD	118	—
Bank of America N.A.	10/3/2017	88,176	DKK	14,007	USD	1	—
Bank of America N.A.	10/3/2017	560,868	EUR	661,073	USD	1,985	—
Bank of America N.A.	10/3/2017	198,708	EUR	234,906	USD	7	—
Bank of America N.A.	10/3/2017	388,736	GBP	522,662	USD	—	(1,115)
Bank of America N.A.	10/3/2017	138,433	GBP	185,723	USD	6	—
Bank of America N.A.	10/3/2017	1,457,159	HUF	5,521	USD	24	—
Bank of America N.A.	10/3/2017	522,110	HUF	1,987	USD	—	—
Bank of America N.A.	10/3/2017	85,407	ILS	24,207	USD	—	(30)
Bank of America N.A.	10/3/2017	30,785	ILS	8,714	USD	1	—
Bank of America N.A.	10/3/2017	286,637	MXN	15,755	USD	30	—
Bank of America N.A.	10/3/2017	102,976	MXN	5,671	USD	—	—
Bank of America N.A.	10/3/2017	909,800	NOK	114,552	USD	—	(260)
Bank of America N.A.	10/3/2017	324,040	NOK	40,705	USD	2	—
Bank of America N.A.	10/3/2017	213,266	NZD	153,874	USD	296	—
Bank of America N.A.	10/3/2017	75,638	NZD	54,677	USD	2	—
Bank of America N.A.	10/3/2017	49,542	PLN	13,532	USD	64	—
Bank of America N.A.	10/3/2017	17,751	PLN	4,871	USD	—	—
Bank of America N.A.	10/3/2017	1,154,916	SEK	141,897	USD	—	(404)
Bank of America N.A.	10/3/2017	411,574	SEK	50,421	USD	3	—
Bank of America N.A.	10/3/2017	116,465	TRY	32,674	USD	67	—
Bank of America N.A.	10/3/2017	41,836	TRY	11,762	USD	—	(1)
Bank of America N.A.	10/3/2017	175,105	USD	220,855	AUD	1,812	—
Bank of America N.A.	10/3/2017	161,186	USD	202,012	CAD	—	(341)
Bank of America N.A.	10/3/2017	24,957	USD	23,935	CHF	221	—
Bank of America N.A.	10/3/2017	22,178	USD	138,758	DKK	135	—
Bank of America N.A.	10/3/2017	376,813	USD	316,398	EUR	2,767	—
Bank of America N.A.	10/3/2017	297,919	USD	230,951	GBP	—	(11,937)
Bank of America N.A.	10/3/2017	3,147	USD	807,711	HUF	73	—
Bank of America N.A.	10/3/2017	13,798	USD	49,442	ILS	—	(198)
Bank of America N.A.	10/3/2017	8,980	USD	160,778	MXN	126	—
Bank of America N.A.	10/3/2017	65,295	USD	507,696	NOK	1,516	—
Bank of America N.A.	10/3/2017	87,708	USD	122,531	NZD	—	(869)
Bank of America N.A.	10/3/2017	7,713	USD	27,562	PLN	149	—
Bank of America N.A.	10/3/2017	80,881	USD	642,456	SEK	2,171	—
Bank of America N.A.	10/3/2017	18,624	USD	64,822	TRY	401	—
Bank of America N.A.	10/4/2017	211,024	BRL	66,287	USD	417	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2017

Bank of America N.A.	10/4/2017	75,745	BRL	23,946	USD	$—	$(3)
Bank of America N.A.	10/4/2017	21,159,332	CLP	33,222	USD	—	(117)
Bank of America N.A.	10/4/2017	7,513,156	CLP	11,755	USD	—	—
Bank of America N.A.	10/4/2017	1,588,469	HKD	203,440	USD	—	(69)
Bank of America N.A.	10/4/2017	564,619	HKD	72,290	USD	—	(2)
Bank of America N.A.	10/4/2017	132,073,381	JPY	1,171,844	USD	1,520	—
Bank of America N.A.	10/4/2017	46,873,777	JPY	416,403	USD	32	—
Bank of America N.A.	10/4/2017	131,479	SGD	96,754	USD	69	—
Bank of America N.A.	10/4/2017	46,683	SGD	34,380	USD	—	(2)
Bank of America N.A.	10/4/2017	37,997	USD	120,060	BRL	46	—
Bank of America N.A.	10/4/2017	19,011	USD	11,956,616	CLP	304	—
Bank of America N.A.	10/4/2017	115,961	USD	906,809	HKD	—	(137)
Bank of America N.A.	10/4/2017	667,954	USD	73,412,419	JPY	15,745	—
Bank of America N.A.	10/4/2017	55,149	USD	74,878	SGD	8	—
Bank of America N.A.	10/4/2017	37,514	USD	487,588	ZAR	1,409	—
Bank of America N.A.	10/4/2017	890,981	ZAR	65,814	USD	162	—
Bank of America N.A.	10/4/2017	315,798	ZAR	23,386	USD	—	(2)
Bank of America N.A.	11/2/2017	109,287	USD	139,300	AUD	22	—
Bank of America N.A.	11/2/2017	106,595	USD	133,277	CAD	5	—
Bank of America N.A.	11/2/2017	15,797	USD	15,255	CHF	—	—
Bank of America N.A.	11/2/2017	14,049	USD	88,294	DKK	—	(2)
Bank of America N.A.	11/2/2017	249,445	USD	210,675	EUR	—	(13)
Bank of America N.A.	11/2/2017	200,147	USD	149,042	GBP	—	(11)
Bank of America N.A.	11/2/2017	74,484	USD	581,344	HKD	—	(2)
Bank of America N.A.	11/2/2017	8,963	USD	31,634	ILS	—	(1)
Bank of America N.A.	11/2/2017	42,516	USD	338,237	NOK	—	(3)
Bank of America N.A.	11/2/2017	53,738	USD	74,384	NZD	—	(2)
Bank of America N.A.	11/2/2017	52,843	USD	430,652	SEK	—	(5)
Bank of America N.A.	11/2/2017	10,214	USD	36,652	TRY	—	—
Bank of America N.A.	11/3/2017	1,908	USD	500,707	HUF	—	—
Bank of America N.A.	11/3/2017	5,591	USD	102,049	MXN	1	—
Bank of America N.A.	11/3/2017	5,020	USD	18,295	PLN	—	—
Bank of America N.A.	11/3/2017	35,791	USD	48,585	SGD	1	—
Bank of America N.A.	11/3/2017	22,054	USD	299,274	ZAR	1	—
Bank of America N.A.	11/6/2017	24,809	USD	78,797	BRL	10	—
Bank of America N.A.	11/6/2017	12,331	USD	7,887,421	CLP	1	—
Bank of America N.A.	11/6/2017	432,433	USD	48,607,977	JPY	—	(46)
Bank of Montreal	10/3/2017	11,222	GBP	12,725	EUR	12	—
Barclays Bank PLC	10/3/2017	139,117	AUD	109,161	USD	—	(3)
Barclays Bank PLC	10/3/2017	125,672	CAD	100,483	USD	3	—
Barclays Bank PLC	10/3/2017	15,054	CHF	15,558	USD	—	—
Barclays Bank PLC	10/3/2017	88,174	DKK	14,007	USD	—	—
Barclays Bank PLC	10/3/2017	198,707	EUR	234,906	USD	6	—
Barclays Bank PLC	10/3/2017	138,432	GBP	185,723	USD	4	—
Barclays Bank PLC	10/3/2017	522,134	HUF	1,987	USD	—	—
Barclays Bank PLC	10/3/2017	30,784	ILS	8,714	USD	—	—
Barclays Bank PLC	10/3/2017	102,979	MXN	5,671	USD	—	—
Barclays Bank PLC	10/3/2017	324,032	NOK	40,705	USD	1	—
Barclays Bank PLC	10/3/2017	75,638	NZD	54,677	USD	2	—
Barclays Bank PLC	10/3/2017	17,750	PLN	4,871	USD	—	—
Barclays Bank PLC	10/3/2017	411,564	SEK	50,421	USD	1	—
Barclays Bank PLC	10/3/2017	41,826	TRY	11,762	USD	—	(4)
Barclays Bank PLC	10/4/2017	75,745	BRL	23,946	USD	—	(3)
Barclays Bank PLC	10/4/2017	7,513,156	CLP	11,755	USD	—	—
Barclays Bank PLC	10/4/2017	564,621	HKD	72,290	USD	—	(2)
Barclays Bank PLC	10/4/2017	46,873,652	JPY	416,403	USD	31	—
Barclays Bank PLC	10/4/2017	46,685	SGD	34,380	USD	—	—
Barclays Bank PLC	10/4/2017	315,762	ZAR	23,386	USD	—	(4)
Barclays Bank PLC	11/2/2017	109,287	USD	139,326	AUD	2	—
Barclays Bank PLC	11/2/2017	106,595	USD	133,291	CAD	—	(6)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2017

Barclays Bank PLC	11/2/2017	15,797	USD	15,256	CHF	$—	$(1)
Barclays Bank PLC	11/2/2017	14,049	USD	88,288	DKK	—	(1)
Barclays Bank PLC	11/2/2017	249,445	USD	210,672	EUR	—	(9)
Barclays Bank PLC	11/2/2017	200,147	USD	149,040	GBP	—	(9)
Barclays Bank PLC	11/2/2017	74,484	USD	581,329	HKD	—	—
Barclays Bank PLC	11/2/2017	8,963	USD	31,636	ILS	—	(2)
Barclays Bank PLC	11/2/2017	42,516	USD	338,232	NOK	—	(2)
Barclays Bank PLC	11/2/2017	53,738	USD	74,385	NZD	—	(2)
Barclays Bank PLC	11/2/2017	52,843	USD	430,631	SEK	—	(2)
Barclays Bank PLC	11/2/2017	10,214	USD	36,646	TRY	2	—
Barclays Bank PLC	11/3/2017	1,908	USD	500,821	HUF	—	—
Barclays Bank PLC	11/3/2017	5,591	USD	102,053	MXN	—	—
Barclays Bank PLC	11/3/2017	5,020	USD	18,295	PLN	—	—
Barclays Bank PLC	11/3/2017	35,791	USD	48,593	SGD	—	(6)
Barclays Bank PLC	11/3/2017	22,054	USD	299,243	ZAR	3	—
Barclays Bank PLC	11/6/2017	24,805	USD	78,797	BRL	6	—
Barclays Bank PLC	11/6/2017	12,341	USD	7,887,421	CLP	10	—
Barclays Bank PLC	11/6/2017	432,433	USD	48,607,544	JPY	—	(42)
Citibank N.A.	10/3/2017	3,335	CAD	2,673	USD	—	(6)
Credit Suisse International	10/3/2017	139,111	AUD	109,161	USD	—	(8)
Credit Suisse International	10/3/2017	125,665	CAD	100,483	USD	—	(2)
Credit Suisse International	10/3/2017	15,054	CHF	15,558	USD	—	—
Credit Suisse International	10/3/2017	88,173	DKK	14,007	USD	—	—
Credit Suisse International	10/3/2017	198,707	EUR	234,906	USD	6	—
Credit Suisse International	10/3/2017	138,432	GBP	185,723	USD	5	—
Credit Suisse International	10/3/2017	522,120	HUF	1,987	USD	—	—
Credit Suisse International	10/3/2017	30,785	ILS	8,714	USD	—	—
Credit Suisse International	10/3/2017	102,976	MXN	5,671	USD	—	—
Credit Suisse International	10/3/2017	324,032	NOK	40,705	USD	1	—
Credit Suisse International	10/3/2017	75,638	NZD	54,677	USD	1	—
Credit Suisse International	10/3/2017	17,751	PLN	4,871	USD	—	—
Credit Suisse International	10/3/2017	411,564	SEK	50,421	USD	1	—
Credit Suisse International	10/3/2017	41,825	TRY	11,762	USD	—	(4)
Credit Suisse International	10/3/2017	175,105	USD	220,855	AUD	1,811	—
Credit Suisse International	10/3/2017	161,186	USD	202,018	CAD	—	(346)
Credit Suisse International	10/3/2017	24,957	USD	23,941	CHF	215	—
Credit Suisse International	10/3/2017	22,178	USD	138,507	DKK	175	—
Credit Suisse International	10/3/2017	376,813	USD	316,463	EUR	2,690	—
Credit Suisse International	10/3/2017	297,919	USD	230,975	GBP	—	(11,969)
Credit Suisse International	10/3/2017	3,147	USD	807,860	HUF	73	—
Credit Suisse International	10/3/2017	13,798	USD	49,434	ILS	—	(196)
Credit Suisse International	10/3/2017	8,980	USD	160,790	MXN	126	—
Credit Suisse International	10/3/2017	65,295	USD	507,675	NOK	1,519	—
Credit Suisse International	10/3/2017	87,708	USD	122,527	NZD	—	(867)
Credit Suisse International	10/3/2017	7,713	USD	27,558	PLN	150	—
Credit Suisse International	10/3/2017	80,881	USD	642,620	SEK	2,151	—
Credit Suisse International	10/3/2017	18,624	USD	64,831	TRY	399	—
Credit Suisse International	10/4/2017	75,745	BRL	23,955	USD	—	(12)
Credit Suisse International	10/4/2017	7,513,156	CLP	11,760	USD	—	(5)
Credit Suisse International	10/4/2017	564,607	HKD	72,290	USD	—	(4)
Credit Suisse International	10/4/2017	583,637,168	IDR	43,329	USD	—	(20)
Credit Suisse International	10/4/2017	46,870,238	JPY	416,403	USD	1	—
Credit Suisse International	10/4/2017	46,683	SGD	34,380	USD	—	(2)
Credit Suisse International	10/4/2017	37,989	USD	120,060	BRL	38	—
Credit Suisse International	10/4/2017	19,036	USD	11,956,616	CLP	329	—
Credit Suisse International	10/4/2017	115,961	USD	906,858	HKD	—	(144)
Credit Suisse International	10/4/2017	667,954	USD	73,413,621	JPY	15,734	—
Credit Suisse International	10/4/2017	55,149	USD	74,873	SGD	11	—
Credit Suisse International	10/4/2017	37,514	USD	489,985	ZAR	1,232	—
Credit Suisse International	10/4/2017	315,793	ZAR	23,386	USD	—	(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2017

Credit Suisse International	10/5/2017	518,880	INR	7,934	USD	$—	$(6)
Credit Suisse International	10/12/2017	150,718,906	KRW	131,575	USD	—	(37)
Credit Suisse International	11/2/2017	109,287	USD	139,331	AUD	—	(2)
Credit Suisse International	11/2/2017	106,595	USD	133,277	CAD	5	—
Credit Suisse International	11/2/2017	15,797	USD	15,256	CHF	—	(1)
Credit Suisse International	11/2/2017	14,049	USD	88,293	DKK	—	(1)
Credit Suisse International	11/2/2017	249,445	USD	210,676	EUR	—	(14)
Credit Suisse International	11/2/2017	200,147	USD	149,042	GBP	—	(12)
Credit Suisse International	11/2/2017	74,484	USD	581,319	HKD	2	—
Credit Suisse International	11/2/2017	8,963	USD	31,635	ILS	—	(1)
Credit Suisse International	11/2/2017	42,516	USD	338,236	NOK	—	(3)
Credit Suisse International	11/2/2017	53,738	USD	74,389	NZD	—	(5)
Credit Suisse International	11/2/2017	52,843	USD	430,647	SEK	—	(4)
Credit Suisse International	11/2/2017	10,214	USD	36,644	TRY	3	—
Credit Suisse International	11/3/2017	1,908	USD	500,751	HUF	—	—
Credit Suisse International	11/3/2017	43,083	USD	582,486,950	IDR	—	(16)
Credit Suisse International	11/3/2017	127,736	USD	146,334,808	KRW	8	—
Credit Suisse International	11/3/2017	5,591	USD	102,055	MXN	—	—
Credit Suisse International	11/3/2017	5,020	USD	18,295	PLN	—	—
Credit Suisse International	11/3/2017	35,791	USD	48,584	SGD	1	—
Credit Suisse International	11/3/2017	22,054	USD	299,291	ZAR	—	—
Credit Suisse International	11/6/2017	24,820	USD	78,797	BRL	20	—
Credit Suisse International	11/6/2017	12,345	USD	7,887,421	CLP	14	—
Credit Suisse International	11/6/2017	8,309	USD	543,695	INR	19	—
Credit Suisse International	11/6/2017	432,433	USD	48,604,950	JPY	—	(19)
Goldman Sachs	10/3/2017	9,500	GBP	12,731	USD	15	—
Goldman Sachs	10/4/2017	76,474	USD	8,605,000	JPY	30	—
HSBC Holdings PLC	10/3/2017	3,130	ILS	886	USD	—	—
JP Morgan Chase Bank N.A.	10/4/2017	69,122	USD	925,199,645	IDR	467	—
JP Morgan Chase Bank N.A.	10/5/2017	12,962	USD	831,959	INR	250	—
JP Morgan Chase Bank N.A.	10/12/2017	212,998	USD	240,157,627	KRW	3,404	—
Morgan Stanley & Co. International	10/3/2017	139,122	AUD	109,161	USD	1	—
Morgan Stanley & Co. International	10/3/2017	125,671	CAD	100,483	USD	3	—
Morgan Stanley & Co. International	10/3/2017	15,054	CHF	15,558	USD	—	—
Morgan Stanley & Co. International	10/3/2017	88,173	DKK	14,007	USD	—	—
Morgan Stanley & Co. International	10/3/2017	198,707	EUR	234,906	USD	6	—
Morgan Stanley & Co. International	10/3/2017	138,432	GBP	185,723	USD	5	—
Morgan Stanley & Co. International	10/3/2017	522,133	HUF	1,987	USD	—	—
Morgan Stanley & Co. International	10/3/2017	30,784	ILS	8,714	USD	—	—
Morgan Stanley & Co. International	10/3/2017	102,979	MXN	5,671	USD	—	—
Morgan Stanley & Co. International	10/3/2017	324,032	NOK	40,705	USD	1	—
Morgan Stanley & Co. International	10/3/2017	75,634	NZD	54,677	USD	—	(1)
Morgan Stanley & Co. International	10/3/2017	1,055,854	PHP	20,766	USD	6	—
Morgan Stanley & Co. International	10/3/2017	17,750	PLN	4,871	USD	—	—
Morgan Stanley & Co. International	10/3/2017	411,564	SEK	50,421	USD	1	—
Morgan Stanley & Co. International	10/3/2017	41,838	TRY	11,762	USD	—	—
Morgan Stanley & Co. International	10/3/2017	175,105	USD	220,837	AUD	1,825	—
Morgan Stanley & Co. International	10/3/2017	161,186	USD	202,016	CAD	—	(344)
Morgan Stanley & Co. International	10/3/2017	24,957	USD	23,940	CHF	215	—
Morgan Stanley & Co. International	10/3/2017	22,178	USD	138,532	DKK	171	—
Morgan Stanley & Co. International	10/3/2017	376,813	USD	316,458	EUR	2,697	—
Morgan Stanley & Co. International	10/3/2017	297,919	USD	230,973	GBP	—	(11,966)
Morgan Stanley & Co. International	10/3/2017	3,147	USD	808,130	HUF	72	—
Morgan Stanley & Co. International	10/3/2017	13,798	USD	49,443	ILS	—	(198)
Morgan Stanley & Co. International	10/3/2017	8,980	USD	160,784	MXN	126	—
Morgan Stanley & Co. International	10/3/2017	65,295	USD	507,681	NOK	1,518	—
Morgan Stanley & Co. International	10/3/2017	87,708	USD	122,528	NZD	—	(867)
Morgan Stanley & Co. International	10/3/2017	32,433	USD	1,666,718	PHP	—	(357)
Morgan Stanley & Co. International	10/3/2017	7,713	USD	27,560	PLN	150	—
Morgan Stanley & Co. International	10/3/2017	80,881	USD	642,592	SEK	2,155	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2017

Morgan Stanley & Co. International	10/3/2017	18,624	USD	64,830	TRY	$399	$—
Morgan Stanley & Co. International	10/4/2017	75,745	BRL	23,939	USD	3	—
Morgan Stanley & Co. International	10/4/2017	7,513,156	CLP	11,762	USD	—	(7)
Morgan Stanley & Co. International	10/4/2017	564,650	HKD	72,290	USD	2	—
Morgan Stanley & Co. International	10/4/2017	46,871,112	JPY	416,403	USD	8	—
Morgan Stanley & Co. International	10/4/2017	408,488	MYR	96,615	USD	—	(23)
Morgan Stanley & Co. International	10/4/2017	46,686	SGD	34,380	USD	1	—
Morgan Stanley & Co. International	10/4/2017	5,313,798	THB	159,245	USD	42	—
Morgan Stanley & Co. International	10/4/2017	37,986	USD	120,060	BRL	35	—
Morgan Stanley & Co. International	10/4/2017	19,030	USD	11,956,616	CLP	323	—
Morgan Stanley & Co. International	10/4/2017	115,961	USD	906,822	HKD	—	(139)
Morgan Stanley & Co. International	10/4/2017	667,954	USD	73,412,953	JPY	15,740	—
Morgan Stanley & Co. International	10/4/2017	150,193	USD	641,022	MYR	—	(1,385)
Morgan Stanley & Co. International	10/4/2017	55,149	USD	74,873	SGD	11	—
Morgan Stanley & Co. International	10/4/2017	253,108	USD	8,405,704	THB	1,137	—
Morgan Stanley & Co. International	10/4/2017	37,514	USD	489,969	ZAR	1,233	—
Morgan Stanley & Co. International	10/4/2017	315,815	ZAR	23,386	USD	—	(1)
Morgan Stanley & Co. International	10/5/2017	9,186,640	TWD	302,376	USD	124	—
Morgan Stanley & Co. International	10/5/2017	483,785	USD	14,561,927	TWD	4,285	—
Morgan Stanley & Co. International	11/2/2017	109,287	USD	139,331	AUD	—	(3)
Morgan Stanley & Co. International	11/2/2017	106,595	USD	133,289	CAD	—	(5)
Morgan Stanley & Co. International	11/2/2017	15,797	USD	15,256	CHF	—	(1)
Morgan Stanley & Co. International	11/2/2017	14,049	USD	88,289	DKK	—	(1)
Morgan Stanley & Co. International	11/2/2017	249,445	USD	210,672	EUR	—	(9)
Morgan Stanley & Co. International	11/2/2017	200,147	USD	149,039	GBP	—	(8)
Morgan Stanley & Co. International	11/2/2017	74,484	USD	581,349	HKD	—	(2)
Morgan Stanley & Co. International	11/2/2017	8,963	USD	31,634	ILS	—	(1)
Morgan Stanley & Co. International	11/2/2017	42,516	USD	338,228	NOK	—	(2)
Morgan Stanley & Co. International	11/2/2017	53,738	USD	74,381	NZD	1	—
Morgan Stanley & Co. International	11/2/2017	52,843	USD	430,624	SEK	—	(2)
Morgan Stanley & Co. International	11/2/2017	10,214	USD	36,658	TRY	—	(1)
Morgan Stanley & Co. International	11/3/2017	1,908	USD	500,763	HUF	—	—
Morgan Stanley & Co. International	11/3/2017	5,591	USD	102,058	MXN	—	—
Morgan Stanley & Co. International	11/3/2017	95,812	USD	405,560	MYR	—	(65)
Morgan Stanley & Co. International	11/3/2017	20,733	USD	1,056,411	PHP	—	(2)
Morgan Stanley & Co. International	11/3/2017	5,020	USD	18,294	PLN	—	—
Morgan Stanley & Co. International	11/3/2017	35,791	USD	48,587	SGD	—	(1)
Morgan Stanley & Co. International	11/3/2017	165,991	USD	5,543,356	THB	—	(239)
Morgan Stanley & Co. International	11/3/2017	293,534	USD	8,912,354	TWD	—	(148)
Morgan Stanley & Co. International	11/3/2017	22,054	USD	299,297	ZAR	—	(1)
Morgan Stanley & Co. International	11/6/2017	24,801	USD	78,797	BRL	2	—
Morgan Stanley & Co. International	11/6/2017	12,339	USD	7,887,421	CLP	9	—
Morgan Stanley & Co. International	11/6/2017	432,433	USD	48,604,517	JPY	—	(15)
Royal Bank of Canada	10/3/2017	105,998	AUD	83,172	USD	—	(1)
Royal Bank of Canada	10/3/2017	95,751	CAD	76,562	USD	—	—
Royal Bank of Canada	10/3/2017	11,471	CHF	11,855	USD	—	—
Royal Bank of Canada	10/3/2017	67,184	DKK	10,673	USD	—	—
Royal Bank of Canada	10/3/2017	151,393	EUR	178,977	USD	—	—
Royal Bank of Canada	10/3/2017	1,025	GBP	1,330	CHF	1	—
Royal Bank of Canada	10/3/2017	673	GBP	5,675	DKK	1	—
Royal Bank of Canada	10/3/2017	276	GBP	97,490	HUF	—	(1)
Royal Bank of Canada	10/3/2017	488	GBP	11,900	MXN	—	(1)
Royal Bank of Canada	10/3/2017	5,197	GBP	55,470	NOK	4	—
Royal Bank of Canada	10/3/2017	579	GBP	2,830	PLN	—	—
Royal Bank of Canada	10/3/2017	7,401	GBP	80,775	SEK	33	—
Royal Bank of Canada	10/3/2017	1,491	GBP	7,125	TRY	—	(3)
Royal Bank of Canada	10/3/2017	105,470	GBP	141,504	USD	—	—
Royal Bank of Canada	10/3/2017	398,639	HUF	1,517	USD	—	—
Royal Bank of Canada	10/3/2017	23,464	ILS	6,642	USD	—	—
Royal Bank of Canada	10/3/2017	78,521	MXN	4,324	USD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2017

Royal Bank of Canada	10/3/2017	246,881	NOK	31,014	USD	$—	$—
Royal Bank of Canada	10/3/2017	57,630	NZD	41,661	USD	—	—
Royal Bank of Canada	10/3/2017	610,864	PHP	11,940	USD	78	—
Royal Bank of Canada	10/3/2017	13,534	PLN	3,714	USD	—	—
Royal Bank of Canada	10/3/2017	313,597	SEK	38,420	USD	—	—
Royal Bank of Canada	10/3/2017	31,886	TRY	8,964	USD	—	—
Royal Bank of Canada	10/3/2017	133,418	USD	168,267	AUD	1,387	—
Royal Bank of Canada	10/3/2017	122,809	USD	153,921	CAD	—	(265)
Royal Bank of Canada	10/3/2017	19,015	USD	18,240	CHF	165	—
Royal Bank of Canada	10/3/2017	16,898	USD	105,546	DKK	131	—
Royal Bank of Canada	10/3/2017	287,099	USD	241,121	EUR	2,046	—
Royal Bank of Canada	10/3/2017	226,986	USD	175,984	GBP	—	(9,123)
Royal Bank of Canada	10/3/2017	2,398	USD	615,530	HUF	56	—
Royal Bank of Canada	10/3/2017	10,513	USD	37,672	ILS	—	(151)
Royal Bank of Canada	10/3/2017	6,843	USD	122,517	MXN	96	—
Royal Bank of Canada	10/3/2017	49,749	USD	386,799	NOK	1,158	—
Royal Bank of Canada	10/3/2017	66,827	USD	93,359	NZD	—	(663)
Royal Bank of Canada	10/3/2017	5,878	USD	21,002	PLN	114	—
Royal Bank of Canada	10/3/2017	61,627	USD	489,615	SEK	1,642	—
Royal Bank of Canada	10/3/2017	14,190	USD	49,390	TRY	305	—
Royal Bank of Canada	10/4/2017	57,712	BRL	18,242	USD	1	—
Royal Bank of Canada	10/4/2017	5,724,311	CLP	8,956	USD	—	—
Royal Bank of Canada	10/4/2017	430,221	HKD	55,081	USD	—	—
Royal Bank of Canada	10/4/2017	341,562,477	IDR	25,189	USD	157	—
Royal Bank of Canada	10/4/2017	35,710,679	JPY	317,263	USD	—	(3)
Royal Bank of Canada	10/4/2017	232,534	MYR	54,973	USD	13	—
Royal Bank of Canada	10/4/2017	35,573	SGD	26,197	USD	—	(1)
Royal Bank of Canada	10/4/2017	3,091,906	THB	92,323	USD	360	—
Royal Bank of Canada	10/4/2017	28,936	USD	91,476	BRL	21	—
Royal Bank of Canada	10/4/2017	14,486	USD	9,109,803	CLP	233	—
Royal Bank of Canada	10/4/2017	88,354	USD	690,919	HKD	—	(104)
Royal Bank of Canada	10/4/2017	508,920	USD	55,934,939	JPY	11,984	—
Royal Bank of Canada	10/4/2017	42,023	USD	57,055	SGD	7	—
Royal Bank of Canada	10/4/2017	28,583	USD	373,290	ZAR	942	—
Royal Bank of Canada	10/4/2017	240,653	ZAR	17,820	USD	—	—
Royal Bank of Canada	10/5/2017	313,079	INR	4,760	USD	24	—
Royal Bank of Canada	10/5/2017	5,375,287	TWD	176,557	USD	442	—
Royal Bank of Canada	10/12/2017	89,438,721	KRW	77,820	USD	236	—
Royal Bank of Canada	11/2/2017	83,268	USD	106,157	AUD	—	—
Royal Bank of Canada	11/2/2017	81,217	USD	101,551	CAD	—	—
Royal Bank of Canada	11/2/2017	12,040	USD	11,628	CHF	—	—
Royal Bank of Canada	11/2/2017	10,708	USD	67,293	DKK	—	(1)
Royal Bank of Canada	11/2/2017	190,054	USD	160,510	EUR	—	(3)
Royal Bank of Canada	11/2/2017	152,495	USD	113,553	GBP	—	(3)
Royal Bank of Canada	11/2/2017	56,752	USD	442,945	HKD	—	(1)
Royal Bank of Canada	11/2/2017	6,829	USD	24,100	ILS	—	—
Royal Bank of Canada	11/2/2017	32,395	USD	257,707	NOK	—	(1)
Royal Bank of Canada	11/2/2017	40,947	USD	56,678	NZD	—	(1)
Royal Bank of Canada	11/2/2017	40,265	USD	328,120	SEK	—	(1)
Royal Bank of Canada	11/2/2017	7,783	USD	27,931	TRY	—	—
Royal Bank of Canada	11/3/2017	1,458	USD	382,671	HUF	—	—
Royal Bank of Canada	11/3/2017	4,261	USD	77,777	MXN	—	—
Royal Bank of Canada	11/3/2017	3,826	USD	13,943	PLN	—	—
Royal Bank of Canada	11/3/2017	27,273	USD	37,024	SGD	—	(1)
Royal Bank of Canada	11/3/2017	16,805	USD	228,063	ZAR	—	(1)
Royal Bank of Canada	11/6/2017	18,900	USD	60,038	BRL	5	—
Royal Bank of Canada	11/6/2017	9,396	USD	6,009,467	CLP	1	—
Royal Bank of Canada	11/6/2017	329,473	USD	37,031,414	JPY	—	(6)
State Street Bank and Trust	10/3/2017	6,745	GBP	11,525	AUD	7	—
State Street Bank and Trust	10/4/2017	6,189	USD	83,815	ZAR	—	(18)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

September 30, 2017

UBS AG	10/3/2017	8,661	AUD	6,820	USD	$—	$(24)
UBS AG	10/3/2017	7,777	CAD	6,278	USD	—	(60)
UBS AG	10/3/2017	943	CHF	972	USD	3	—
UBS AG	10/3/2017	12,468	EUR	14,677	USD	63	—
UBS AG	10/3/2017	8,645	GBP	11,604	USD	—	(5)
UBS AG	10/3/2017	20,100	NOK	2,543	USD	—	(18)
UBS AG	10/3/2017	4,756	NZD	3,416	USD	22	—
UBS AG	10/3/2017	5,285	NZD	3,817	USD	3	—
UBS AG	10/3/2017	25,654	SEK	3,150	USD	—	(7)
UBS AG	10/3/2017	175,105	USD	220,857	AUD	1,810	—
UBS AG	10/3/2017	161,186	USD	202,020	CAD	—	(347)
UBS AG	10/3/2017	24,957	USD	23,933	CHF	222	—
UBS AG	10/3/2017	22,178	USD	138,530	DKK	171	—
UBS AG	10/3/2017	376,813	USD	316,401	EUR	2,764	—
UBS AG	10/3/2017	297,919	USD	230,946	GBP	—	(11,929)
UBS AG	10/3/2017	3,147	USD	807,790	HUF	73	—
UBS AG	10/3/2017	13,798	USD	49,438	ILS	—	(197)
UBS AG	10/3/2017	8,980	USD	160,756	MXN	127	—
UBS AG	10/3/2017	65,295	USD	507,676	NOK	1,519	—
UBS AG	10/3/2017	87,708	USD	122,538	NZD	—	(874)
UBS AG	10/3/2017	7,713	USD	27,559	PLN	150	—
UBS AG	10/3/2017	80,881	USD	642,550	SEK	2,160	—
UBS AG	10/3/2017	18,624	USD	64,808	TRY	405	—
UBS AG	10/4/2017	35,279	HKD	4,517	USD	—	—
UBS AG	10/4/2017	2,919,505	JPY	26,017	USD	—	(80)
UBS AG	10/4/2017	2,913	SGD	2,148	USD	—	(3)
UBS AG	10/4/2017	37,975	USD	120,060	BRL	25	—
UBS AG	10/4/2017	19,018	USD	11,956,616	CLP	311	—
UBS AG	10/4/2017	115,961	USD	906,768	HKD	—	(132)
UBS AG	10/4/2017	667,954	USD	73,416,293	JPY	15,711	—
UBS AG	10/4/2017	55,149	USD	74,881	SGD	6	—
UBS AG	10/4/2017	37,514	USD	489,935	ZAR	1,235	—
UBS AG	10/4/2017	19,592	ZAR	1,461	USD	—	(10)

						$144,085	$(70,204)

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CLP	Chilean peso

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

HUF	Hungary forint

IDR	Indonesian rupiah

ILS	Israeli New shekel

INR	Indian rupee

JPY	Japanese yen

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

PLN	Polish zloty

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 3.5%
AP Eagers Ltd.	1,787	$10,656
Automotive Holdings Group Ltd.(a)	5,489	14,299
Bapcor Ltd.(a)	2,659	10,933
Brickworks Ltd.	1,535	16,272
CSR Ltd.	14,321	53,151
Downer EDI Ltd.	10,798	57,360
Event Hospitality and Entertainment Ltd.	2,532	24,914
Fairfax Media Ltd.	46,183	34,244
Genworth Mortgage Insurance Australia Ltd.	13,156	28,801
Independence Group NL(a)	1,331	3,614
Invocare Ltd.	854	10,520
IRESS Ltd.	3,322	29,689
Mineral Resources Ltd.	1,606	20,490
MYOB Group Ltd.(a)	4,537	12,246
Navitas Ltd.	7,617	27,074
OceanaGold Corp.	3,328	10,032
OZ Minerals Ltd.	3,833	22,316
Pact Group Holdings Ltd.	2,484	10,213
Perpetual Ltd.(a)	1,046	42,531
Premier Investments Ltd.	2,814	28,726
Primary Health Care Ltd.	11,167	26,988
Regis Healthcare Ltd.(a)	4,239	11,575
Regis Resources Ltd.	9,643	27,239
Seven Group Holdings Ltd.(a)	9,343	87,898
Sims Metal Management Ltd.	1,980	20,943
Super Retail Group Ltd.	3,986	25,240

Total Australia		667,964

Austria - 0.1%
RHI AG	462	19,307

Belgium - 0.4%
Econocom Group S.A./N.V.	2,596	19,823
Euronav N.V.	6,703	55,113

Total Belgium		74,936

Brazil - 0.7%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,197	5,222
Duratex S.A.	3,725	11,152
Estacio Participacoes S.A.	1,130	11,071
Grendene S.A.	4,232	35,762
Iguatemi Empresa de Shopping Centers S.A.	524	6,504
MRV Engenharia e Participacoes S.A.	3,220	14,007
Qualicorp S.A.	2,470	29,595
Sul America S.A.	2,196	12,420
TOTVS S.A.	1,529	15,130

Total Brazil		140,863

Canada - 3.3%
Canadian Western Bank	897	24,178
Capital Power Corp.(a)	2,490	49,117
CES Energy Solutions Corp.	4,926	24,853
Chemtrade Logistics Income Fund	1,827	28,939
Cogeco Communications, Inc.	367	27,003
Corus Entertainment, Inc. Class B	5,145	53,398
EnerCare, Inc.	2,231	36,480
Enerplus Corp.	7,805	76,824
Intertape Polymer Group, Inc.	725	10,550
Laurentian Bank of Canada	468	22,568
Mullen Group Ltd.	2,093	28,534
Nevsun Resources Ltd.	3,440	7,427
New Flyer Industries, Inc.	300	12,356
North West Co., Inc. (The)(a)	1,421	33,984
Pason Systems, Inc.	731	10,977
Russel Metals, Inc.	1,880	41,459
Secure Energy Services, Inc.	2,244	15,538
Superior Plus Corp.	3,493	35,303
TransAlta Corp.	10,629	62,041
Uni-Select, Inc.	224	4,829
Westshore Terminals Investment Corp.(a)	1,484	28,466

Total Canada		634,824

Chile - 0.4%
Engie Energia Chile S.A.	11,305	24,388
Inversiones Aguas Metropolitanas S.A.	9,052	16,074
Ripley Corp. S.A.	19,878	18,964
Vina Concha y Toro S.A.	11,461	19,075

Total Chile		78,501

China - 2.1%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	12,000	15,548
BYD Electronic International Co., Ltd.	5,000	14,787
China Communications Services Corp., Ltd. Class H	48,000	24,705
China National Building Material Co., Ltd. Class H(a)	36,000	24,935
China Oilfield Services Ltd. Class H	8,000	7,323
China South City Holdings Ltd.	30,000	8,565
China Southern Airlines Co., Ltd. Class H	16,000	11,021
China Travel International Investment Hong Kong Ltd.	54,000	19,773
CITIC Telecom International Holdings Ltd.	34,000	9,794
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	3,200	11,615
Guangzhou R&F Properties Co., Ltd. Class H	14,800	34,296
Jiangsu Expressway Co., Ltd. Class H	24,000	36,750
Jiangxi Copper Co., Ltd. Class H	18,000	28,438
Red Star Macalline Group Corp., Ltd. Class H(b)	9,200	11,425
Shougang Fushan Resources Group Ltd.	20,000	4,532
Sinopec Engineering Group Co., Ltd. Class H	13,500	11,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2017

Investments	Shares	Value
Sinotrans Ltd. Class H	24,000	$12,199
SITC International Holdings Co., Ltd.	41,000	37,164
Tianneng Power International Ltd.	8,000	8,266
Weichai Power Co., Ltd. Class H	24,000	26,302
XTEP International Holdings Ltd.	17,000	5,855
Yuzhou Properties Co., Ltd.	35,000	18,910
Zhejiang Expressway Co., Ltd. Class H	24,000	29,836

Total China		413,948

Denmark - 0.3%
Alm Brand A/S	2,832	27,893
Schouw & Co. AB	236	25,663
Spar Nord Bank A/S	1,125	14,012

Total Denmark		67,568

Finland - 0.3%
Cramo Oyj	359	9,426
Sanoma Oyj	530	5,783
Tikkurila Oyj	605	11,022
Uponor Oyj	1,328	23,016
YIT Oyj	1,450	11,862

Total Finland		61,109

France - 0.9%
Coface S.A.	2,110	22,675
Gaztransport Et Technigaz S.A.(a)	1,104	60,037
IPSOS	574	19,872
Neopost S.A.	1,662	64,603

Total France		167,187

Germany - 1.4%
BayWa AG	420	16,728
ElringKlinger AG(a)	1,052	19,613
Hamburger Hafen und Logistik AG	1,376	43,352
Indus Holding AG	480	35,506
Leoni AG	328	21,757
Pfeiffer Vacuum Technology AG	176	27,756
Sixt SE	318	25,327
Takkt AG	552	12,660
TLG Immobilien AG	909	20,966
Wacker Neuson SE	1,184	39,290

Total Germany		262,955

Hong Kong - 0.2%
China High Speed Transmission Equipment Group Co., Ltd.(a)	9,000	11,546
Chong Hing Bank Ltd.	4,000	8,163
Hongkong & Shanghai Hotels Ltd. (The)	7,500	12,521
Kowloon Development Co., Ltd.	12,000	13,505

Total Hong Kong		45,735

Indonesia - 0.5%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	90,800	17,528
Bumitama Agri Ltd.	30,000	16,238
Global Mediacom Tbk PT	360,000	15,101
Indo Tambangraya Megah Tbk PT	21,000	31,572
Japfa Comfeed Indonesia Tbk PT	63,500	5,987
Tambang Batubara Bukit Asam Persero Tbk PT	17,700	13,733

Total Indonesia		100,159

Ireland - 0.2%
Grafton Group PLC	2,619	29,200
Greencore Group PLC	4,111	10,821

Total Ireland		40,021

Israel - 0.4%
Amot Investments Ltd.	5,800	32,246
First International Bank of Israel Ltd.	1,046	19,540
Strauss Group Ltd.	1,219	22,895

Total Israel		74,681

Italy - 2.9%
Anima Holding SpA(b)	5,966	48,172
ASTM SpA	1,479	38,379
Banca IFIS SpA	485	26,524
Banca Popolare di Sondrio SCPA	4,948	21,292
BPER Banca	3,481	20,823
Cerved Information Solutions SpA	1,506	17,804
Credito Emiliano SpA	3,044	27,368
ERG SpA	2,839	45,343
Interpump Group SpA	436	13,566
MARR SpA	1,532	40,388
OVS SpA(b)	3,001	22,919
Salini Impregilo SpA	3,958	15,610
Saras SpA	39,317	105,418
Societa Cattolica di Assicurazioni SCRL	707	6,143
Tod’s SpA(a)	627	44,437
Unipol Gruppo Finanziario SpA	13,789	63,217

Total Italy		557,403

Japan - 13.7%
77 Bank Ltd. (The)	300	7,412
ADEKA Corp.	1,800	32,813
Ai Holdings Corp.	200	4,993
Aica Kogyo Co., Ltd.	1,500	50,371
Alpine Electronics, Inc.	800	14,548
Amano Corp.	1,200	28,389
AOKI Holdings, Inc.	1,500	19,669
Arcs Co., Ltd.	1,200	27,056
Ariake Japan Co., Ltd.	300	21,534
Autobacs Seven Co., Ltd.	1,500	24,306
Bic Camera, Inc.(a)	1,200	13,336
Capcom Co., Ltd.	400	9,829
Ci:z Holdings Co., Ltd.	400	14,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2017

Investments	Shares	Value
Citizen Watch Co., Ltd.	4,400	$30,294
Cocokara fine, Inc.	300	17,110
COOKPAD, Inc.(a)	1,000	6,920
Cosmo Energy Holdings Co., Ltd.	900	20,588
Daikyonishikawa Corp.	700	11,268
Daishi Bank Ltd. (The)	300	14,125
DCM Holdings Co., Ltd.	2,400	21,662
DMG Mori Co., Ltd.	1,400	25,123
Doutor Nichires Holdings Co., Ltd.	600	12,873
EDION Corp.(a)	1,700	15,933
Exedy Corp.	1,200	36,512
Fancl Corp.	800	17,270
Fuji Oil Holdings, Inc.	700	18,277
Fujikura Ltd.	1,600	12,849
Fujitec Co., Ltd.	900	12,593
GMO Internet, Inc.(a)	1,400	17,051
Gree, Inc.	1,900	12,980
GS Yuasa Corp.	3,000	15,751
H2O Retailing Corp.	1,300	23,167
Hanwa Co., Ltd.	300	10,754
Hazama Ando Corp.	1,500	10,487
Heiwado Co., Ltd.	300	6,564
HIS Co., Ltd.(a)	300	9,461
Hogy Medical Co., Ltd.	200	14,178
Hokuetsu Kishu Paper Co., Ltd.(a)	3,000	18,736
Hokuhoku Financial Group, Inc.	1,100	17,688
Hyakugo Bank Ltd. (The)	3,200	14,299
Ibiden Co., Ltd.(a)	1,000	15,929
Japan Aviation Electronics Industry Ltd.	1,000	15,627
Juroku Bank Ltd. (The)	400	13,148
kabu.com Securities Co., Ltd.	9,000	27,344
Kadokawa Dwango*	400	4,854
Kanamoto Co., Ltd.	200	6,307
Keihin Corp.	900	15,399
Keiyo Bank Ltd. (The)	3,000	13,912
Kobe Bussan Co., Ltd.	200	8,973
Kumagai Gumi Co., Ltd.	200	6,032
KYORIN Holdings, Inc.	700	14,085
Kyowa Exeo Corp.	1,400	27,797
Lintec Corp.	1,200	32,515
Maeda Road Construction Co., Ltd.	2,000	43,015
Meitec Corp.	600	30,063
Mitsubishi Shokuhin Co., Ltd.	600	17,510
Mitsui Engineering & Shipbuilding Co., Ltd.	1,000	13,050
Mitsui Mining & Smelting Co., Ltd.	600	31,075
Mochida Pharmaceutical Co., Ltd.	600	44,081
Modec, Inc.	300	7,241
Nachi-Fujikoshi Corp.	4,000	22,494
Nagase & Co., Ltd.	2,700	45,214
Nanto Bank Ltd. (The)	300	8,422
Nichias Corp.	2,000	24,679
Nihon Unisys Ltd.	1,500	23,973
Nikkon Holdings Co., Ltd.	1,200	29,658
Nippon Flour Mills Co., Ltd.	3,000	45,680
Nippon Gas Co., Ltd.	200	6,210
Nippon Light Metal Holdings Co., Ltd.	9,600	27,291
Nippon Steel & Sumikin Bussan Corp.	800	44,063
Nippon Suisan Kaisha Ltd.	1,500	8,382
Nishimatsu Construction Co., Ltd.	900	25,985
Nissan Shatai Co., Ltd.	1,800	19,861
Nissha Printing Co., Ltd.(a)	300	8,142
Nisshin Steel Co., Ltd.	2,100	26,846
Nisshinbo Holdings, Inc.	2,300	27,196
Nissin Kogyo Co., Ltd.(a)	800	14,306
Noevir Holdings Co., Ltd.	700	38,556
NOF Corp.	2,100	59,326
Nomura Co., Ltd.	400	8,859
North Pacific Bank Ltd.	4,400	13,916
NS Solutions Corp.	1,200	26,459
NTN Corp.	6,000	25,372
Ogaki Kyoritsu Bank Ltd. (The)	300	8,395
Ohsho Food Service Corp.	300	12,046
Okamura Corp.	1,300	14,840
Okasan Securities Group, Inc.	3,500	20,086
Oki Electric Industry Co., Ltd.	1,400	18,643
OKUMA Corp.	300	16,417
Okumura Corp.	700	26,740
Onward Holdings Co., Ltd.	4,000	30,382
Open House Co., Ltd.	300	10,474
Paltac Corp.	1,200	46,746
Paramount Bed Holdings Co., Ltd.	200	8,591
Rengo Co., Ltd.	2,100	12,481
Ryosan Co., Ltd.	600	23,800
Saibu Gas Co., Ltd.	1,200	30,063
San-In Godo Bank Ltd. (The)	900	7,796
Sangetsu Corp.	700	12,021
Sankyu, Inc.	700	29,601
Sanrio Co., Ltd.(a)	1,800	34,140
Senko Group Holdings Co., Ltd.	1,700	12,112
Senshu Ikeda Holdings, Inc.	2,200	8,463
Shimachu Co., Ltd.	600	15,756
Ship Healthcare Holdings, Inc.	300	9,261
Showa Denko K.K.	2,100	65,389
SKY Perfect JSAT Holdings, Inc.(a)	3,900	17,427
Starts Corp., Inc.	600	15,420
Sumitomo Warehouse Co., Ltd. (The)	6,000	39,817
T-Gaia Corp.	1,800	34,972
Tadano Ltd.	1,300	15,187
Taiyo Holdings Co., Ltd.	200	9,310
Taiyo Yuden Co., Ltd.	800	11,833
TechnoPro Holdings, Inc.	400	18,940
Toagosei Co., Ltd.	800	10,710
Toda Corp.	3,000	23,373
Tokai Rika Co., Ltd.	1,300	25,708
Tokai Tokyo Financial Holdings, Inc.	2,400	14,221
Topcon Corp.	600	10,565
Topre Corp.	500	15,347
Toridoll Holdings Corp.	300	9,008
Toshiba Plant Systems & Services Corp.	700	11,766
Toyo Ink SC Holdings Co., Ltd.	3,000	16,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2017

Investments	Shares	Value
Toyo Tire & Rubber Co., Ltd.	1,400	$31,454
Toyobo Co., Ltd.	1,400	26,653
Transcosmos, Inc.	500	11,527
TS Tech Co., Ltd.	700	23,506
Tsubakimoto Chain Co.	2,000	15,973
UACJ Corp.(a)	200	5,694
Ulvac, Inc.	300	18,842
Wacoal Holdings Corp.	900	25,665
Yoshinoya Holdings Co., Ltd.	1,200	19,765

Total Japan		2,635,502

Malaysia - 0.7%
AirAsia Bhd	12,400	10,131
Alliance Bank Malaysia Bhd	14,000	12,931
Berjaya Sports Toto Bhd	17,600	10,295
Bumi Armada Bhd*	30,200	5,221
Carlsberg Brewery Malaysia Bhd	4,800	16,870
Dutch Lady Milk Industries Bhd	500	7,147
KPJ Healthcare Bhd	76,500	18,842
Press Metal Aluminium Holdings Bhd	20,100	17,946
QL Resources Bhd	20,000	18,804
Top Glove Corp. Bhd	8,100	10,647

Total Malaysia		128,834

Mexico - 0.1%
Banregio Grupo Financiero S.A.B. de C.V.	3,030	18,092
Grupo Financiero Interacciones S.A. de C.V.	1,398	8,385

Total Mexico		26,477

Netherlands - 1.0%
Arcadis N.V.	1,393	30,029
BE Semiconductor Industries N.V.	478	33,256
Corbion N.V.	719	23,163
Flow Traders(b)	734	19,741
Refresco Group N.V.(b)	1,144	23,045
TKH Group N.V. CVA	858	55,747

Total Netherlands		184,981

New Zealand - 1.7%
Air New Zealand Ltd.	45,151	109,996
Chorus Ltd.	10,763	30,500
Genesis Energy Ltd.	47,518	82,098
Infratil Ltd.	19,766	44,581
Mainfreight Ltd.	627	11,295
SKY Network Television Ltd.	2,911	5,682
Trade Me Group Ltd.	11,629	38,418

Total New Zealand		322,570

Norway - 1.3%
AF Gruppen ASA	1,184	21,642
Atea ASA*	2,952	38,938
Austevoll Seafood ASA	7,830	81,642
Kongsberg Gruppen ASA	1,874	30,604
Ocean Yield ASA	3,680	33,054
SpareBank 1 SR-Bank ASA	3,625	39,049

Total Norway		244,929

Philippines - 0.2%
Cebu Air, Inc.	3,970	8,573
Filinvest Land, Inc.	130,000	5,195
Manila Water Co., Inc.	6,000	3,644
Nickel Asia Corp.	96,000	12,473
Vista Land & Lifescapes, Inc.	44,500	5,571

Total Philippines		35,456

Poland - 0.2%
Asseco Poland S.A.	1,646	20,909
Eurocash S.A.	1,114	11,807

Total Poland		32,716

Portugal - 0.8%
Corticeira Amorim, SGPS, S.A.	1,190	16,692
CTT-Correios de Portugal S.A.	1,995	12,024
REN - Redes Energeticas Nacionais, SGPS, S.A.	3,990	12,990
Semapa-Sociedade de Investimento e Gestao	2,012	38,557
Sonae, SGPS, S.A.	64,516	77,872

Total Portugal		158,135

Russia - 0.1%
LSR Group PJSC GDR Reg S	7,593	22,323

Singapore - 1.0%
Delfi Ltd.(a)	6,900	7,698
GuocoLand Ltd.	13,800	23,069
Japfa Ltd.(a)	17,100	7,052
Keppel Infrastructure Trust	108,000	43,742
United Engineers Ltd.	8,000	15,965
Venture Corp., Ltd.	6,600	85,735

Total Singapore		183,261

South Africa - 0.7%
African Rainbow Minerals Ltd.	1,958	14,795
Assore Ltd.	1,259	25,837
Barloworld Ltd.	2,526	23,293
Coronation Fund Managers Ltd.	5,872	29,268
Harmony Gold Mining Co., Ltd.	4,554	8,135
JSE Ltd.	594	5,448
Massmart Holdings Ltd.	570	4,710
Santam Ltd.	1,155	21,984

Total South Africa		133,470

South Korea - 0.9%
Bukwang Pharmaceutical Co., Ltd.	356	6,931
Caregen Co., Ltd.	86	5,767
Cheil Worldwide, Inc.	581	9,232
CJ CGV Co., Ltd.	70	3,936
Cosmax, Inc.	48	5,322
Grand Korea Leisure Co., Ltd.	588	12,167
Hansae Co., Ltd.	164	3,480
Korean Reinsurance Co.	1,167	11,565
LIG Nex1 Co., Ltd.	177	11,250
LOTTE Himart Co., Ltd.	302	17,323
LS Corp.	126	8,669
LS Industrial Systems Co., Ltd.	474	22,389
Meritz Securities Co., Ltd.	5,075	19,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2017

Investments	Shares	Value
NongShim Co., Ltd.	33	$9,883
Paradise Co., Ltd.	626	8,280
SKC Co., Ltd.	312	11,237

Total South Korea		166,927

Spain - 0.1%
Applus Services S.A.	671	8,408
Faes Farma S.A.	2,461	8,234
Obrascon Huarte Lain S.A.*	1,236	4,465

Total Spain		21,107

Sweden - 1.7%
AddTech AB Class B	1,106	22,154
Betsson AB*	2,506	22,796
Bilia AB Class A	2,394	26,397
Clas Ohlson AB Class B	1,530	28,304
Cloetta AB Class B	1,264	4,336
Com Hem Holding AB	1,934	27,580
Hemfosa Fastigheter AB	2,507	31,789
Kungsleden AB	2,888	19,832
Modern Times Group MTG AB Class B	1,553	56,128
Mycronic AB(a)	1,267	17,346
Nobia AB	2,920	29,049
Ratos AB Class B(a)	2,277	11,120
Wihlborgs Fastigheter AB	1,166	28,456

Total Sweden		325,287

Switzerland - 0.5%
EFG International AG*	2,941	25,471
GAM Holding AG*	3,070	47,592
Implenia AG Registered Shares	160	10,591
Valiant Holding AG Registered Shares	205	22,288

Total Switzerland		105,942

Taiwan - 1.9%
Chicony Electronics Co., Ltd.	12,230	29,038
China Airlines Ltd.*	92,000	34,738
Eva Airways Corp.	38,740	18,908
Farglory Land Development Co., Ltd.	8,000	9,023
Grape King Bio Ltd.	1,000	6,035
Highwealth Construction Corp.	14,000	18,583
King’s Town Bank Co., Ltd.	24,000	25,326
Makalot Industrial Co., Ltd.	2,000	8,739
Merida Industry Co., Ltd.	4,000	17,412
Realtek Semiconductor Corp.	12,000	41,353
Synnex Technology International Corp.	38,700	46,454
Taichung Commercial Bank Co., Ltd.	15,408	4,903
Taiwan Fertilizer Co., Ltd.	4,000	5,177
Taiwan Secom Co., Ltd.	12,000	35,220
Teco Electric and Machinery Co., Ltd.	24,000	21,488
Transcend Information, Inc.	8,000	22,609
Wan Hai Lines Ltd.	22,000	13,422

Total Taiwan		358,428

Thailand - 1.0%
Bangchak Corp. PCL NVDR	32,400	38,861
Banpu PCL NVDR	77,757	41,035
BEC World PCL NVDR	27,600	13,490
Jasmine International PCL NVDR	98,700	24,268
Kiatnakin Bank PCL NVDR	7,800	16,313
MK Restaurants Group PCL NVDR	12,800	23,316
Star Petroleum Refining PCL NVDR	45,100	23,936
TTW PCL NVDR	53,400	17,293

Total Thailand		198,512

Turkey - 0.3%
Soda Sanayii AS	9,775	13,991
TAV Havalimanlari Holding AS	4,632	22,990
Turk Traktor ve Ziraat Makineleri AS	1,148	25,068

Total Turkey		62,049

United Kingdom - 6.1%
Assura PLC	17,556	14,768
BCA Marketplace PLC	12,234	36,028
BGEO Group PLC	269	11,766
Bodycote PLC	5,662	69,621
Bovis Homes Group PLC	2,768	40,628
Card Factory PLC	12,686	52,439
Computacenter PLC	2,547	33,728
Cranswick PLC	445	17,624
Crest Nicholson Holdings PLC	5,620	41,697
Dignity PLC	498	15,407
Diploma PLC	1,838	26,238
Drax Group PLC	7,456	31,140
Elementis PLC	10,398	37,792
Essentra PLC	4,260	31,578
Fidessa Group PLC	872	26,288
Galliford Try PLC	1,927	34,980
Genus PLC	634	17,846
Greggs PLC	974	16,295
Halfords Group PLC	3,204	15,067
J D Wetherspoon PLC	1,496	25,189
James Halstead PLC	2,820	16,600
Just Group PLC	8,580	16,910
Kier Group PLC	1,845	28,788
Laird PLC	5,985	11,463
Marston’s PLC	12,216	17,816
Millennium & Copthorne Hotels PLC	1,880	11,350
Mitchells & Butlers PLC	5,574	18,846
Morgan Advanced Materials PLC	5,680	23,708
Pagegroup PLC	6,416	42,859
PayPoint PLC	992	12,704
Pets at Home Group PLC	6,466	18,539
QinetiQ Group PLC	7,647	25,331
Rank Group PLC	3,380	10,067
Restaurant Group PLC (The)	4,366	17,684
Safestore Holdings PLC	3,256	19,077
Savills PLC	1,655	20,683
Stagecoach Group PLC	16,583	37,978
SuperGroup PLC	1,182	26,943
Synthomer PLC	4,775	31,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2017

Investments	Shares	Value
Ted Baker PLC	438	$15,573
Telecom Plus PLC	1,340	19,524
Ultra Electronics Holdings PLC	825	19,901
Unite Group PLC (The)	2,221	20,486
Vesuvius PLC	6,127	48,500
Victrex PLC	1,040	33,083
ZPG PLC(b)	1,621	7,866

Total United Kingdom		1,169,680

United States - 48.0%
1st Source Corp.	351	17,831
AAON, Inc.	440	15,169
AAR Corp.	390	14,734
Aaron’s, Inc.	462	20,157
Abaxis, Inc.	229	10,225
Abercrombie & Fitch Co. Class A	3,495	50,468
ADTRAN, Inc.	1,486	35,664
Advanced Drainage Systems, Inc.	791	16,018
Agree Realty Corp.	840	41,227
Albany International Corp. Class A	637	36,564
American Equity Investment Life Holding Co.	890	25,881
American States Water Co.	887	43,685
AMERISAFE, Inc.	247	14,375
Andersons, Inc. (The)	797	27,297
Apogee Enterprises, Inc.	486	23,454
Applied Industrial Technologies, Inc.	1,304	85,803
Archrock, Inc.	4,236	53,162
Artisan Partners Asset Management, Inc. Class A	2,474	80,652
Astec Industries, Inc.	170	9,522
AZZ, Inc.	450	21,915
Badger Meter, Inc.	651	31,899
BancFirst Corp.	568	32,234
Banner Corp.	865	53,007
Boston Private Financial Holdings, Inc.	2,288	37,866
Brady Corp. Class A	2,081	78,974
Brink’s Co. (The)	849	71,528
Brooks Automation, Inc.	2,621	79,574
Cabot Microelectronics Corp.	343	27,416
Calavo Growers, Inc.	367	26,864
Caleres, Inc.	1,093	33,358
California Water Service Group	1,850	70,577
Chesapeake Lodging Trust	2,696	72,711
Chesapeake Utilities Corp.	444	34,743
Children’s Place, Inc. (The)	305	36,036
Coca-Cola Bottling Co. Consolidated	82	17,692
Cogent Communications Holdings, Inc.	2,752	134,573
Comfort Systems USA, Inc.	610	21,777
Commercial Metals Co.	5,484	104,361
CONMED Corp.	816	42,816
Consolidated Communications Holdings, Inc.	5,144	98,148
CoreCivic, Inc.	12,001	321,267
Coty, Inc. Class A	1,599	26,431
CSG Systems International, Inc.	952	38,175
Cubic Corp.	294	14,994
CVR Energy, Inc.(a)	13,514	350,013
Delek U.S. Holdings, Inc.	2,864	76,555
DiamondRock Hospitality Co.	9,744	106,697
Diebold Nixdorf, Inc.	4,578	104,607
DSW, Inc. Class A	4,732	101,643
Ebix, Inc.(a)	552	36,018
EnPro Industries, Inc.	423	34,064
Ensign Group, Inc. (The)	737	16,649
ESCO Technologies, Inc.	408	24,460
Exponent, Inc.	523	38,650
FBL Financial Group, Inc. Class A	522	38,889
Fidelity & Guaranty Life(a)	1,055	32,758
Financial Engines, Inc.	685	23,804
First Financial Bancorp	1,598	41,788
First Merchants Corp.	771	33,099
First Midwest Bancorp, Inc.	1,472	34,474
Forward Air Corp.	619	35,425
Four Corners Property Trust, Inc.	2,237	55,746
Franklin Street Properties Corp.	5,706	60,598
Gannett Co., Inc.	10,134	91,206
GATX Corp.	2,075	127,737
GEO Group, Inc. (The)	10,595	285,005
Global Net Lease, Inc.	4,623	101,197
Government Properties Income Trust	5,579	104,718
Green Plains, Inc.	1,140	22,971
Greenbrier Cos., Inc. (The)(a)	887	42,709
Greif, Inc. Class A	1,229	71,946
Group 1 Automotive, Inc.	589	42,679
Guess?, Inc.	7,902	134,571
Heartland Express, Inc.	646	16,202
Herman Miller, Inc.	1,886	67,707
HNI Corp.	1,662	68,923
Horace Mann Educators Corp.	964	37,933
Independent Bank Corp.	534	39,863
Infinity Property & Casualty Corp.	313	29,485
Innospec, Inc.	378	23,304
Insperity, Inc.	634	55,792
Inter Parfums, Inc.	874	36,052
Kaiser Aluminum Corp.	381	39,296
Kaman Corp.	749	41,779
KapStone Paper and Packaging Corp.	2,703	58,087
KB Home	1,165	28,100
Knoll, Inc.	2,041	40,820
Korn/Ferry International	1,521	59,973
Kronos Worldwide, Inc.	12,600	287,658
La-Z-Boy, Inc.	1,333	35,858
LegacyTexas Financial Group, Inc.	816	32,575
ManTech International Corp. Class A	686	30,287
Matson, Inc.	621	17,500
MDC Holdings, Inc.	3,040	100,958
Methode Electronics, Inc.	486	20,582
Mobile Mini, Inc.	1,802	62,079
Monmouth Real Estate Investment Corp. Class A	2,891	46,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2017

Investments	Shares	Value
Monotype Imaging Holdings, Inc.	1,201	$23,119
Mueller Industries, Inc.	950	33,202
National CineMedia, Inc.	8,762	61,159
National HealthCare Corp.	588	36,791
NBT Bancorp, Inc.	1,094	40,172
Neenah Paper, Inc.	408	34,904
Nelnet, Inc. Class A	331	16,716
New Senior Investment Group, Inc.	7,509	68,707
Nexstar Media Group, Inc. Class A	816	50,837
Northwest Bancshares, Inc.	3,376	58,304
Northwest Natural Gas Co.	1,250	80,500
NRG Yield, Inc. Class C	4,887	94,319
Otter Tail Corp.	1,898	82,278
Oxford Industries, Inc.	476	30,245
Park National Corp.	528	57,019
PH Glatfelter Co.	1,384	26,919
Potlatch Corp.	1,622	82,722
Power Integrations, Inc.	504	36,893
Provident Financial Services, Inc.	1,998	53,287
Quad/Graphics, Inc.	2,243	50,714
Quaker Chemical Corp.	258	38,171
Ramco-Gershenson Properties Trust	3,911	50,882
Red Rock Resorts, Inc. Class A	155	3,590
Renasant Corp.	919	39,425
Rexford Industrial Realty, Inc.	1,398	40,011
RR Donnelley & Sons Co.	12,930	133,179
S&T Bancorp, Inc.	866	34,276
Sabra Health Care REIT, Inc.	3,885	85,237
Safety Insurance Group, Inc.	573	43,720
Saul Centers, Inc.	588	36,403
Scholastic Corp.	804	29,909
Schweitzer-Mauduit International, Inc.	1,495	61,983
Seritage Growth Properties Class A(a)	558	25,707
ServisFirst Bancshares, Inc.	396	15,385
Shenandoah Telecommunications Co.	742	27,602
Simmons First National Corp. Class A	443	25,650
SkyWest, Inc.	665	29,193
Sonic Corp.(a)	1,390	35,375
South State Corp.	390	35,119
SpartanNash Co.	1,322	34,861
STAG Industrial, Inc.	3,549	97,491
Standard Motor Products, Inc.	393	18,962
Standex International Corp.	168	17,842
State Auto Financial Corp.	629	16,499
Steelcase, Inc. Class A	4,596	70,778
Stepan Co.	462	38,651
Stewart Information Services Corp.	534	20,164
Sturm Ruger & Co., Inc.(a)	759	39,240
Summit Hotel Properties, Inc.	3,126	49,985
TeleTech Holdings, Inc.	1,046	43,670
Tennant Co.	378	25,024
TerraForm Power, Inc. Class A*	2,839	37,532
Terreno Realty Corp.	1,331	48,156
Time, Inc.	8,646	116,721
Tompkins Financial Corp.	236	20,329
Tootsie Roll Industries, Inc.(a)	737	28,006
Towne Bank	982	32,897
Triumph Group, Inc.	538	16,006
Trustmark Corp.	2,002	66,306
U.S. Ecology, Inc.	552	29,698
Union Bankshares Corp.	1,147	40,489
United Community Banks, Inc.	755	21,548
United Fire Group, Inc.	600	27,492
Universal Corp.	1,308	74,948
Waddell & Reed Financial, Inc. Class A	7,485	150,224
Watts Water Technologies, Inc. Class A	492	34,046
WD-40 Co.	354	39,613
Weis Markets, Inc.	1,003	43,630
Werner Enterprises, Inc.	1,136	41,521
WesBanco, Inc.	1,103	45,245
West Corp.	4,783	112,257
Westamerica Bancorporation	744	44,298
Xenia Hotels & Resorts, Inc.	6,682	140,656
Xperi Corp.	1,656	41,897

Total United States		9,235,424

TOTAL COMMON STOCKS (Cost: $15,088,354)		19,159,171

EXCHANGE-TRADED NOTE - 0.1%

United States - 0.1%
iPath MSCI India Index ETN* (Cost: $16,679)	270	21,362

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.8%

United States - 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $1,319,602)(d)	1,319,602	1,319,602

TOTAL INVESTMENTS IN SECURITIES - 106.5% (Cost: $16,424,635)		20,500,135
Other Assets less Liabilities - (6.5)%		(1,256,730)

NET ASSETS - 100.0%		$19,243,405

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

September 30, 2017

(d)

At September 30, 2017, the total market value of the Fund’s securities on loan, excluding pending sales of securities on loan, was $1,259,532 and the total market value of the collateral held by the Fund was $1,795,099. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $475,497. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan, having a total market value of $467,992, may be in the process of recall from the borrower.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	10/2/2017	174,752	USD	5,309,844	TWD	$—	$(352)
Deutsche Bank	10/12/2017	83,316	USD	95,421,516	KRW	4	—
Goldman Sachs	10/4/2017	70,892	USD	224,351	BRL	—	(35)

						$4	$(387)

CURRENCY LEGEND

BRL	Brazilian real
KRW	South Korean won
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 3.8%
Embraer S.A.	10,461	$59,165
Iochpe Maxion S.A.	7,728	52,503
JBS S.A.	15,316	41,157
Tupy S.A.	6,800	38,265
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	3,252	20,932

Total Brazil		212,022

Chile - 0.3%
Vina Concha y Toro S.A.	9,692	16,130

China - 3.5%
COSCO SHIPPING Holdings Co., Ltd. Class H*	93,000	49,889
Minth Group Ltd.	14,000	73,310
Semiconductor Manufacturing International Corp.*(a)	21,900	24,730
WH Group Ltd.(b)	44,500	47,288

Total China		195,217

Hong Kong - 1.0%
China High Speed Transmission Equipment Group Co., Ltd.	45,000	57,728

India - 19.9%
Aurobindo Pharma Ltd.	6,218	65,840
Bharat Forge Ltd.	7,278	65,616
Cadila Healthcare Ltd.	7,624	54,898
Cipla Ltd.	4,907	44,029
Cyient Ltd.	2,342	18,316
Divi’s Laboratories Ltd.	2,608	34,167
Dr Reddy’s Laboratories Ltd. ADR	649	23,156
Dr. Reddy’s Laboratories Ltd.	821	29,270
eClerx Services Ltd.	539	10,294
Firstsource Solutions Ltd.*	24,512	15,611
Glenmark Pharmaceuticals Ltd.	4,147	37,985
Granules India Ltd.	9,854	17,100
HCL Technologies Ltd.	2,549	34,138
Hexaware Technologies Ltd.	4,295	17,744
Himatsingka Seide Ltd.	3,019	15,231
Infosys Ltd.	2,807	38,671
Infosys Ltd. ADR	2,244	32,740
Jubilant Life Sciences Ltd.	2,240	22,607
KPIT Technologies Ltd.	8,810	16,313
Larsen & Toubro Infotech Ltd.(b)	700	8,562
Lupin Ltd.	3,051	47,362
Mindtree Ltd.	3,181	22,638
Mphasis Ltd.	1,469	13,914
Natco Pharma Ltd.	3,805	45,847
NIIT Technologies Ltd.	3,629	30,143
Oracle Financial Services Software Ltd.	107	5,954
Persistent Systems Ltd.	1,185	12,151
Strides Shasun Ltd.	2,091	28,346
Sun Pharmaceutical Industries Ltd.	8,341	64,262
Suven Life Sciences Ltd.	5,251	14,229
Tata Coffee Ltd.	7,587	17,626
Tata Consultancy Services Ltd.	889	33,153
Tata Elxsi Ltd.	836	10,409
Tata Global Beverages Ltd.	12,989	40,924
Tata Motors Ltd.*	6,370	39,154
Tech Mahindra Ltd.	2,661	18,652
Wipro Ltd.	5,350	22,954
Wipro Ltd. ADR	1,010	5,737
Wockhardt Ltd.	3,944	37,152

Total India		1,112,895

Malaysia - 2.1%
Genting Malaysia Bhd	30,700	39,116
MISC Bhd	27,300	47,197
Supermax Corp. Bhd	9,100	3,664
VS Industry Bhd	42,900	27,025

Total Malaysia		117,002

Mexico - 4.7%
Alfa S.A.B. de C.V. Class A	31,400	39,753
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*	39,707	47,187
Genomma Lab Internacional S.A.B. de C.V. Class B*	21,459	27,628
Gruma S.A.B. de C.V. Class B	3,433	50,331
Grupo Bimbo S.A.B. de C.V. Series A	11,820	28,620
Grupo Comercial Chedraui S.A. de C.V.	17,118	34,275
Industrias Bachoco S.A.B. de C.V. Series B	4,545	25,412
Nemak S.A.B. de C.V.(b)	14,376	12,390

Total Mexico		265,596

Philippines - 0.7%
International Container Terminal Services, Inc.	17,990	36,830

Poland - 0.8%
CD Projekt S.A.	1,402	44,727

Singapore - 0.9%
IGG, Inc.(a)	36,000	48,211

South Africa - 0.4%
DataTec Ltd.(a)	5,502	23,336

South Korea - 27.1%
AeroSpace Technology of Korea, Inc.*	906	13,171
Chabiotech Co., Ltd.*	1,270	12,973
Dongkuk Structures & Construction Co., Ltd.	7,737	35,329
Doosan Corp.	386	47,856
Doosan Heavy Industries & Construction Co., Ltd.	1,961	29,278
Doosan Infracore Co., Ltd.*	3,678	26,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

September 30, 2017

Investments	Shares	Value
Gamevil, Inc.*	207	$11,910
Genexine Co., Ltd.*	436	18,329
Halla Holdings Corp.	721	39,596
Hankook Tire Co., Ltd.	719	37,791
Hansae Co., Ltd.	2,392	50,749
Homecast Co., Ltd.*	2,665	23,850
Humax Co., Ltd.	964	7,819
Hyundai Corp.	435	7,938
Hyundai Glovis Co., Ltd.	384	49,620
Hyundai Merchant Marine Co., Ltd.*	6,634	47,785
Hyundai Motor Co.	694	91,192
i-SENS, Inc.	445	8,567
Innocean Worldwide, Inc.	788	46,027
Kia Motors Corp.	1,409	38,936
Koh Young Technology, Inc.	401	23,457
Kumho Tire Co., Inc.*	3,141	16,399
LG Electronics, Inc.	869	62,519
LS Corp.	1,003	69,006
Mando Corp.	166	36,886
NCSoft Corp.	93	37,716
Nexen Tire Corp.	1,827	21,136
S&T Motiv Co., Ltd.	935	39,185
Samsung Electronics Co., Ltd.	175	391,758
SK Hynix, Inc.	1,400	101,331
SL Corp.	2,317	37,627
Sung Kwang Bend Co., Ltd.	3,807	31,045

Total South Korea		1,513,145

Taiwan - 32.9%
Accton Technology Corp.	14,000	45,014
Acer, Inc.*	50,000	24,980
Adlink Technology, Inc.	5,223	11,540
Advanced Semiconductor Engineering, Inc.	22,655	27,717
Advantech Co., Ltd.	2,199	15,664
Aerospace Industrial Development Corp.	20,740	23,152
Alpha Networks, Inc.	31,000	24,637
Asia Optical Co., Inc.	14,000	51,477
Asustek Computer, Inc.	3,000	24,683
Bizlink Holding, Inc.	5,638	51,501
Career Technology MFG. Co., Ltd.	15,000	11,501
Casetek Holdings Ltd.	2,000	6,503
Catcher Technology Co., Ltd.	3,000	27,948
Cheng Uei Precision Industry Co., Ltd.	1,000	1,383
China Airlines Ltd.*	101,000	38,136
CMC Magnetics Corp.*	78,000	10,855
Compal Electronics, Inc.	20,000	14,213
Cub Elecparts, Inc.	5,498	64,636
CyberTAN Technology, Inc.	16,000	9,735
Delta Electronics, Inc.	5,000	25,722
Eclat Textile Co., Ltd.	2,062	25,058
Eva Airways Corp.	75,447	36,823
Evergreen Marine Corp. Taiwan Ltd.*	76,000	43,860
Feng TAY Enterprise Co., Ltd.	6,920	31,492
FLEXium Interconnect, Inc.	3,148	12,042
Foxsemicon Integrated Technology, Inc.	4,200	28,186
General Interface Solution Holding Ltd.	5,000	49,713
Getac Technology Corp.	22,000	30,471
Global Unichip Corp.	5,000	31,741
Hon Hai Precision Industry Co., Ltd.	30,700	106,302
Hota Industrial Manufacturing Co., Ltd.	7,085	33,411
IEI Integration Corp.	6,000	8,459
Inventec Corp.	10,000	7,387
Iron Force Industrial Co., Ltd.	5,000	22,012
Kenda Rubber Industrial Co., Ltd.	8,320	11,729
King Slide Works Co., Ltd.	3,000	40,859
Kinpo Electronics, Inc.	56,000	19,021
Lite-On Technology Corp.	13,219	18,876
Makalot Industrial Co., Ltd.	8,419	36,787
Micro-Star International Co., Ltd.	12,000	25,801
Nan Kang Rubber Tire Co., Ltd.	20,000	17,874
Nien Made Enterprise Co., Ltd.	5,000	51,280
Orient Semiconductor Electronics Ltd.*	14,000	4,220
Pegatron Corp.	6,000	15,572
Pihsiang Machinery Manufacturing Co., Ltd.*†	5,000	2,853
Posiflex Technology, Inc.	2,283	10,314
Pou Chen Corp.	31,000	38,898
Primax Electronics Ltd.	13,000	32,153
Qisda Corp.	51,000	35,991
Quanta Computer, Inc.	12,000	27,622
Ritek Corp.*	59,000	9,981
ScinoPharm Taiwan Ltd.	12,022	12,944
ShunSin Technology Holding Ltd.	3,000	9,834
Siliconware Precision Industries Co., Ltd.	15,000	23,991
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	228,466
Tong Yang Industry Co., Ltd.	21,000	42,867
TPK Holding Co., Ltd.*	7,000	22,576
TYC Brother Industrial Co., Ltd.	33,000	35,150
Unitech Printed Circuit Board Corp.*	16,000	5,672
Visual Photonics Epitaxy Co., Ltd.	5,750	11,434
Vivotek, Inc.	4,780	15,416
Wistron NeWeb Corp.	4,489	12,879
Yang Ming Marine Transport Corp.*	49,065	20,387
Zeng Hsing Industrial Co., Ltd.	2,000	8,673
Zhen Ding Technology Holding Ltd.	2,000	4,050
Zinwell Corp.	11,000	10,048

Total Taiwan		1,842,172

Thailand - 1.4%
Delta Electronics Thailand PCL NVDR	8,700	22,761
Thai Union Group PCL NVDR	96,700	57,991

Total Thailand		80,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

September 30, 2017

Investments	Shares	Value
Turkey - 0.4%
Kordsa Teknik Tekstil AS	11,437	$22,899

TOTAL COMMON STOCKS (Cost: $4,904,780)		5,588,662

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(c) (Cost: $19,584)(d)	19,584	19,584

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $4,924,364)		5,608,246
Other Assets less Liabilities - (0.3)%		(15,632)

NET ASSETS - 100.0%		$5,592,614

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,853, which represents 0.05% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(d)

At September 30, 2017, the total market value of the Fund’s securities on loan was $84,313 and the total market value of the collateral held by the Fund was $88,868. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $69,284.

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/2/2017	438	USD	13,302	TWD	$—	$(1)

CURRENCY LEGEND

TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Domestic Economy Fund (WUSA)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%
Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.	18	$4,076
Northrop Grumman Corp.	64	18,414
Spirit AeroSystems Holdings, Inc. Class A	63	4,896

Total Aerospace & Defense		27,386

Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	46	3,501

Airlines - 1.0%
Alaska Air Group, Inc.	45	3,432
Southwest Airlines Co.	320	17,914

Total Airlines		21,346

Automobiles - 0.1%
Thor Industries, Inc.	22	2,770

Banks - 13.1%
Bank of America Corp.	3,020	76,527
Bank of the Ozarks, Inc.	22	1,057
BB&T Corp.	240	11,266
BOK Financial Corp.	13	1,158
Citizens Financial Group, Inc.	141	5,340
Comerica, Inc.	34	2,593
Commerce Bancshares, Inc.	21	1,213
Cullen/Frost Bankers, Inc.	15	1,424
East West Bancorp, Inc.	41	2,451
Fifth Third Bancorp	283	7,918
First Republic Bank	33	3,447
Huntington Bancshares, Inc.	226	3,155
KeyCorp	208	3,915
M&T Bank Corp.	38	6,120
PacWest Bancorp	30	1,515
People’s United Financial, Inc.	67	1,215
PNC Financial Services Group, Inc. (The)	150	20,215
Prosperity Bancshares, Inc.	18	1,183
Regions Financial Corp.	358	5,452
Signature Bank*	13	1,665
SunTrust Banks, Inc.	161	9,623
SVB Financial Group*	10	1,871
Synovus Financial Corp.	25	1,151
U.S. Bancorp	527	28,242
Webster Financial Corp.	16	841
Wells Fargo & Co.	1,465	80,795
Western Alliance Bancorp*	24	1,274
Zions Bancorp	67	3,161

Total Banks		285,787

Beverages - 0.8%
Constellation Brands, Inc. Class A	62	12,366
Dr. Pepper Snapple Group, Inc.	64	5,662

Total Beverages		18,028

Biotechnology - 0.6%
Incyte Corp.*	6	700
Regeneron Pharmaceuticals, Inc.*	19	8,495
United Therapeutics Corp.*	35	4,102

Total Biotechnology		13,297

Building Products - 0.2%
Fortune Brands Home & Security, Inc.	48	3,227
Lennox International, Inc.	10	1,790

Total Building Products		5,017

Capital Markets - 2.3%
Ameriprise Financial, Inc.	46	6,831
CBOE Holdings, Inc.	13	1,399
Charles Schwab Corp. (The)	217	9,492
CME Group, Inc.	71	9,633
E*TRADE Financial Corp.*	82	3,576
Eaton Vance Corp.	22	1,086
MarketAxess Holdings, Inc.	3	554
Raymond James Financial, Inc.	34	2,867
SEI Investments Co.	30	1,832
T. Rowe Price Group, Inc.	79	7,161
TD Ameritrade Holding Corp.	111	5,417

Total Capital Markets		49,848

Chemicals - 0.5%
Scotts Miracle-Gro Co. (The)	20	1,947
Sherwin-Williams Co. (The)	25	8,951

Total Chemicals		10,898

Commercial Services & Supplies - 1.2%
Cintas Corp.	30	4,328
Copart, Inc.*	86	2,956
KAR Auction Services, Inc.	55	2,626
Republic Services, Inc.	78	5,153
Rollins, Inc.	36	1,661
Waste Management, Inc.	127	9,940

Total Commercial Services & Supplies		26,664

Communications Equipment - 0.3%
Harris Corp.	45	5,926

Construction Materials - 0.4%
Eagle Materials, Inc.	17	1,814
Martin Marietta Materials, Inc.	15	3,094
Vulcan Materials Co.	27	3,229

Total Construction Materials		8,137

Consumer Finance - 2.2%
Ally Financial, Inc.	249	6,041
Capital One Financial Corp.	188	15,916
Discover Financial Services	169	10,897
Santander Consumer USA Holdings, Inc.*	282	4,334
SLM Corp.*	88	1,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Domestic Economy Fund (WUSA)

September 30, 2017

Investments	Shares	Value
Synchrony Financial	324	$10,060

Total Consumer Finance		48,258

Containers & Packaging - 0.3%
Packaging Corp. of America	37	4,243
WestRock Co.	28	1,589

Total Containers & Packaging		5,832

Distributors - 0.2%
Genuine Parts Co.	49	4,687

Diversified Consumer Services - 0.1%
Service Corp. International	58	2,001
ServiceMaster Global Holdings, Inc.*	30	1,402

Total Diversified Consumer Services		3,403

Diversified Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B*	493	90,377
Leucadia National Corp.	15	378

Total Diversified Financial Services		90,755

Diversified Telecommunication Services - 9.3%
AT&T, Inc.	2,348	91,971
CenturyLink, Inc.(a)	217	4,101
Verizon Communications, Inc.	2,167	107,245

Total Diversified Telecommunication Services		203,317

Electric Utilities - 3.4%
Alliant Energy Corp.	39	1,621
American Electric Power Co., Inc.	40	2,810
Avangrid, Inc.	62	2,940
Duke Energy Corp.	125	10,490
Edison International	67	5,170
Eversource Energy	67	4,050
Exelon Corp.	130	4,897
Great Plains Energy, Inc.	50	1,515
NextEra Energy, Inc.	91	13,336
OGE Energy Corp.	37	1,333
PG&E Corp.	105	7,150
Pinnacle West Capital Corp.	22	1,860
Southern Co. (The)	207	10,172
Westar Energy, Inc.	27	1,339
Xcel Energy, Inc.	105	4,969

Total Electric Utilities		73,652

Electrical Equipment - 0.2%
Acuity Brands, Inc.	10	1,713
Hubbell, Inc.	18	2,088

Total Electrical Equipment		3,801

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	58	3,828

Equity Real Estate Investment Trusts (REITs) - 5.2%
American Campus Communities, Inc.	12	530
Apartment Investment & Management Co. Class A	49	2,149
AvalonBay Communities, Inc.	28	4,996
Boston Properties, Inc.	19	2,335
Brixmor Property Group, Inc.	58	1,090
Camden Property Trust	28	2,561
Colony NorthStar, Inc. Class A	30	377
Crown Castle International Corp.	19	1,900
DDR Corp.	6	55
Douglas Emmett, Inc.	7	276
Duke Realty Corp.	64	1,844
Equity LifeStyle Properties, Inc.	12	1,021
Equity Residential	350	23,075
Essex Property Trust, Inc.	9	2,286
Extra Space Storage, Inc.	25	1,998
Federal Realty Investment Trust	9	1,118
Forest City Realty Trust, Inc. Class A	81	2,066
Gaming and Leisure Properties, Inc.	49	1,808
GGP, Inc.	276	5,732
HCP, Inc.	7	195
Highwoods Properties, Inc.	9	469
Hospitality Properties Trust	16	456
Host Hotels & Resorts, Inc.	210	3,883
Hudson Pacific Properties, Inc.	6	201
JBG SMITH Properties*	18	616
Kilroy Realty Corp.	21	1,493
Kimco Realty Corp.	70	1,368
Lamar Advertising Co. Class A	19	1,302
Liberty Property Trust	49	2,012
Macerich Co. (The)	41	2,254
Mid-America Apartment Communities, Inc.	12	1,283
National Retail Properties, Inc.	25	1,041
Omega Healthcare Investors, Inc.	54	1,723
Prologis, Inc.	118	7,488
Public Storage	26	5,564
Realty Income Corp.	25	1,430
Regency Centers Corp.	13	807
SBA Communications Corp.*	6	864
Simon Property Group, Inc.	55	8,856
SL Green Realty Corp.	10	1,013
Spirit Realty Capital, Inc.	39	334
Sun Communities, Inc.	6	514
UDR, Inc.	43	1,635
Ventas, Inc.	51	3,322
Vornado Realty Trust	40	3,075
Welltower, Inc.	50	3,514

Total Equity Real Estate Investment Trusts (REITs)		113,929

Food & Staples Retailing - 2.9%
CVS Health Corp.	530	43,100
Kroger Co. (The)	513	10,291
Rite Aid Corp.*	42	82
Sysco Corp.	139	7,499
U.S. Foods Holding Corp.*	57	1,522

Total Food & Staples Retailing		62,494

Food Products - 1.9%
Campbell Soup Co.	50	2,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Domestic Economy Fund (WUSA)

September 30, 2017

Investments	Shares	Value
Conagra Brands, Inc.	91	$3,070
Hershey Co. (The)	42	4,585
Hormel Foods Corp.	192	6,171
J.M. Smucker Co. (The)	36	3,777
Pilgrim’s Pride Corp.*	137	3,892
Pinnacle Foods, Inc.	28	1,601
Post Holdings, Inc.*	3	265
Tyson Foods, Inc. Class A	215	15,147

Total Food Products		40,849

Gas Utilities - 0.1%
Atmos Energy Corp.	19	1,593

Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc.*	3	506

Health Care Providers & Services - 10.7%
Aetna, Inc.	137	21,784
Anthem, Inc.	121	22,975
Cardinal Health, Inc.	127	8,499
Centene Corp.*	66	6,387
Cigna Corp.	90	16,825
DaVita, Inc.*	136	8,077
Envision Healthcare Corp.*	9	405
Express Scripts Holding Co.*	408	25,835
HCA Healthcare, Inc.*	246	19,579
Humana, Inc.	23	5,603
Laboratory Corp. of America Holdings*	33	4,982
McKesson Corp.	103	15,822
MEDNAX, Inc.*	12	517
Quest Diagnostics, Inc.	51	4,776
UnitedHealth Group, Inc.	326	63,847
Universal Health Services, Inc. Class B	40	4,438
WellCare Health Plans, Inc.*	14	2,404

Total Health Care Providers & Services		232,755

Health Care Technology - 0.3%
Cerner Corp.*	83	5,920

Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc.*	1	308
Darden Restaurants, Inc.	45	3,545
Domino’s Pizza, Inc.	7	1,390
Hilton Worldwide Holdings, Inc.	53	3,681
Marriott International, Inc. Class A	58	6,395
Six Flags Entertainment Corp.	21	1,280
Vail Resorts, Inc.	6	1,368

Total Hotels, Restaurants & Leisure		17,967

Household Durables - 1.5%
D.R. Horton, Inc.	229	9,144
Lennar Corp. Class A	141	7,445
NVR, Inc.*	2	5,710
PulteGroup, Inc.	204	5,575
Toll Brothers, Inc.	109	4,520

Total Household Durables		32,394

Household Products - 0.3%
Church & Dwight Co., Inc.	61	2,956
Clorox Co. (The)	32	4,221

Total Household Products		7,177

Insurance - 3.8%
Allstate Corp. (The)	108	9,926
American Financial Group, Inc.	34	3,517
Assurant, Inc.	24	2,293
Brown & Brown, Inc.	49	2,361
Cincinnati Financial Corp.	40	3,063
CNA Financial Corp.	91	4,573
Erie Indemnity Co. Class A	7	844
FNF Group	90	4,271
Hartford Financial Services Group, Inc. (The)	93	5,155
Lincoln National Corp.	88	6,466
Loews Corp.	72	3,446
Old Republic International Corp.	108	2,127
Principal Financial Group, Inc.	94	6,048
Progressive Corp. (The)	133	6,440
Torchmark Corp.	36	2,883
Travelers Cos., Inc. (The)	115	14,090
Unum Group	93	4,755

Total Insurance		82,258

Internet Software & Services - 0.1%
Cars.com, Inc.*(a)	45	1,197
CoStar Group, Inc.*	3	805

Total Internet Software & Services		2,002

IT Services - 1.8%
Automatic Data Processing, Inc.	110	12,025
Booz Allen Hamilton Holding Corp.	51	1,907
Broadridge Financial Solutions, Inc.	31	2,506
First Data Corp. Class A*	184	3,319
Fiserv, Inc.*	60	7,738
Jack Henry & Associates, Inc.	22	2,261
Leidos Holdings, Inc.	45	2,665
Paychex, Inc.	99	5,936
Vantiv, Inc. Class A*	28	1,973

Total IT Services		40,330

Media - 6.4%
CBS Corp. Class B Non-Voting Shares	162	9,396
Charter Communications, Inc. Class A*	89	32,344
Comcast Corp. Class A	1,716	66,032
DISH Network Corp. Class A*	128	6,941
Liberty Broadband Corp. Class C*	73	6,957
Liberty Media Corp - Liberty Formula One Series C*	68	2,590
Liberty Media Corp - Liberty SiriusXM Series C*	72	3,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Domestic Economy Fund (WUSA)

September 30, 2017

Investments	Shares	Value
Scripps Networks Interactive, Inc. Class A	66	$5,669
Sirius XM Holdings, Inc.(a)	1,149	6,342
TEGNA, Inc.	76	1,013

Total Media		140,299

Metals & Mining - 0.5%
Nucor Corp.	88	4,931
Reliance Steel & Aluminum Co.	28	2,133
Steel Dynamics, Inc.	85	2,930

Total Metals & Mining		9,994

Multi-Utilities - 1.7%
Ameren Corp.	51	2,950
CMS Energy Corp.	52	2,409
Consolidated Edison, Inc.	68	5,486
Dominion Energy, Inc.	116	8,924
DTE Energy Co.	36	3,865
MDU Resources Group, Inc.	31	804
NiSource, Inc.	55	1,407
Public Service Enterprise Group, Inc.	118	5,458
SCANA Corp.	37	1,794
WEC Energy Group, Inc.	66	4,144

Total Multi-Utilities		37,241

Multiline Retail - 2.7%
Dollar General Corp.	135	10,942
Dollar Tree, Inc.*	80	6,946
Kohl’s Corp.	120	5,478
Macy’s, Inc.	161	3,513
Nordstrom, Inc.	90	4,243
Target Corp.	478	28,207

Total Multiline Retail		59,329

Oil, Gas & Consumable Fuels - 1.1%
Andeavor	70	7,221
Kinder Morgan, Inc.	199	3,817
Marathon Petroleum Corp.	201	11,272
ONEOK, Inc.	40	2,216

Total Oil, Gas & Consumable Fuels		24,526

Professional Services - 0.2%
Robert Half International, Inc.	52	2,617
TransUnion*	18	851

Total Professional Services		3,468

Road & Rail - 3.4%
AMERCO	9	3,374
CSX Corp.	291	15,790
JB Hunt Transport Services, Inc.	36	3,999
Norfolk Southern Corp.	113	14,943
Old Dominion Freight Line, Inc.	27	2,973
Union Pacific Corp.	289	33,515

Total Road & Rail		74,594

Software - 0.4%
CDK Global, Inc.	20	1,262
Intuit, Inc.	49	6,965
Tyler Technologies, Inc.*	4	697
Ultimate Software Group, Inc. (The)*	1	189

Total Software		9,113

Specialty Retail - 6.3%
Advance Auto Parts, Inc.	18	1,786
AutoZone, Inc.*	14	8,332
Bed Bath & Beyond, Inc.	100	2,347
Best Buy Co., Inc.	164	9,341
Burlington Stores, Inc.*	15	1,432
CarMax, Inc.*	78	5,913
Home Depot, Inc. (The)	402	65,751
L Brands, Inc.	76	3,162
Lowe’s Cos., Inc.	244	19,505
O’Reilly Automotive, Inc.*	31	6,676
Ross Stores, Inc.	129	8,330
Tractor Supply Co.	50	3,165
Ulta Salon Cosmetics & Fragrance, Inc.*	7	1,582

Total Specialty Retail		137,322

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	163	2,101

Tobacco - 4.4%
Altria Group, Inc.	1,517	96,208

Trading Companies & Distributors - 0.7%
Fastenal Co.	70	3,190
HD Supply Holdings, Inc.*	210	7,575
United Rentals, Inc.*	34	4,717

Total Trading Companies & Distributors		15,482

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	10	722

Water Utilities - 0.1%
American Water Works Co., Inc.	25	2,023
Aqua America, Inc.	24	796

Total Water Utilities		2,819

Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.*	185	11,407

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,073,553)		2,180,937
Other Assets less Liabilities - 0.1%		2,170

NET ASSETS - 100.0%		$2,183,107

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2017 (See Note 2). At September 30, 2017, the total market value of the Fund’s securities on loan was $10,458 and the total market value of the collateral held by the Fund was $10,649. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,649.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Export and Multinational Fund (WEXP)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 3.5%
Boeing Co. (The)	66	$16,778
Hexcel Corp.	13	747
United Technologies Corp.	80	9,286

Total Aerospace & Defense		26,811

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	23	1,377

Airlines - 0.5%
United Continental Holdings, Inc.*	60	3,653

Auto Components - 1.0%
BorgWarner, Inc.	9	461
Gentex Corp.	33	653
Goodyear Tire & Rubber Co. (The)	83	2,760
Lear Corp.	22	3,808

Total Auto Components		7,682

Banks - 4.8%
Citigroup, Inc.	501	36,443

Beverages - 4.7%
Brown-Forman Corp. Class B	51	2,769
Coca-Cola Co. (The)	340	15,304
Molson Coors Brewing Co. Class B	85	6,939
PepsiCo, Inc.	97	10,809

Total Beverages		35,821

Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc.*	8	1,122

Building Products - 0.1%
A.O. Smith Corp.	11	654

Capital Markets - 2.5%
Goldman Sachs Group, Inc. (The)	68	16,129
Moody’s Corp.	15	2,088
MSCI, Inc.	6	701

Total Capital Markets		18,918

Chemicals - 6.5%
Air Products & Chemicals, Inc.	25	3,781
Albemarle Corp.	17	2,317
Celanese Corp. Series A	30	3,128
Chemours Co. (The)	1	51
DowDuPont, Inc.	297	20,561
Eastman Chemical Co.	27	2,443
Ecolab, Inc.	20	2,572
FMC Corp.	13	1,161
Huntsman Corp.	43	1,179
International Flavors & Fragrances, Inc.	11	1,572
Monsanto Co.	26	3,115
Mosaic Co. (The)	27	583
NewMarket Corp.	2	852
PPG Industries, Inc.	14	1,521
Praxair, Inc.	29	4,053

Total Chemicals		48,889

Communications Equipment - 1.2%
Cisco Systems, Inc.	237	7,970
CommScope Holding Co., Inc.*	2	67
F5 Networks, Inc.*	3	362
Juniper Networks, Inc.	18	501
Motorola Solutions, Inc.	5	424

Total Communications Equipment		9,324

Construction & Engineering - 0.1%
Fluor Corp.	3	126
Jacobs Engineering Group, Inc.	7	408

Total Construction & Engineering		534

Containers & Packaging - 0.6%
Avery Dennison Corp.	12	1,180
Ball Corp.	10	413
Crown Holdings, Inc.*	30	1,792
Sealed Air Corp.	27	1,153

Total Containers & Packaging		4,538

Electrical Equipment - 1.0%
AMETEK, Inc.	21	1,387
Emerson Electric Co.	73	4,587
Rockwell Automation, Inc.	9	1,604

Total Electrical Equipment		7,578

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. Class A	15	1,269
Arrow Electronics, Inc.*	7	563
Avnet, Inc.	1	39
Cognex Corp.	3	331
Corning, Inc.	166	4,967
IPG Photonics Corp.*	4	740
Keysight Technologies, Inc.*	12	500
Trimble, Inc.*	4	157

Total Electronic Equipment, Instruments & Components		8,566

Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	1	446

Food Products - 1.3%
Archer-Daniels-Midland Co.	65	2,763
Ingredion, Inc.	8	965
McCormick & Co., Inc. Non-Voting Shares	8	821
Mondelez International, Inc. Class A	122	4,961

Total Food Products		9,510

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	65	3,468
Baxter International, Inc.	226	14,181
Becton, Dickinson and Co.	11	2,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Export and Multinational Fund (WEXP)

September 30, 2017

Investments	Shares	Value
Boston Scientific Corp.*	62	$1,809
Cooper Cos., Inc. (The)	3	711
Danaher Corp.	63	5,404
Dentsply Sirona, Inc.	17	1,017
Edwards Lifesciences Corp.*	12	1,312
ResMed, Inc.	11	847
Teleflex, Inc.	3	726
Varian Medical Systems, Inc.*	9	901
West Pharmaceutical Services, Inc.	4	385
Zimmer Biomet Holdings, Inc.	5	585

Total Health Care Equipment & Supplies		33,501

Hotels, Restaurants & Leisure - 3.0%
Las Vegas Sands Corp.	104	6,673
McDonald’s Corp.	99	15,511
Wynn Resorts Ltd.	6	893

Total Hotels, Restaurants & Leisure		23,077

Household Durables - 0.3%
Whirlpool Corp.	11	2,029

Household Products - 4.4%
Colgate-Palmolive Co.	98	7,139
Kimberly-Clark Corp.	33	3,884
Procter & Gamble Co. (The)	249	22,654

Total Household Products		33,677

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	129	1,422

Industrial Conglomerates - 5.1%
3M Co.	63	13,224
General Electric Co.	673	16,273
Honeywell International, Inc.	66	9,355

Total Industrial Conglomerates		38,852

Insurance - 2.0%
Aflac, Inc.	112	9,116
Marsh & McLennan Cos., Inc.	56	4,693
Reinsurance Group of America, Inc.	12	1,674

Total Insurance		15,483

Internet & Catalog Retail - 1.6%
Expedia, Inc.	5	720
Priceline Group, Inc. (The)*	6	10,985
TripAdvisor, Inc.*	4	162

Total Internet & Catalog Retail		11,867

Internet Software & Services - 5.4%
Alphabet, Inc. Class A*	21	20,448
eBay, Inc.*	223	8,577
Facebook, Inc. Class A*	69	11,790
VeriSign, Inc.*	3	319

Total Internet Software & Services		41,134

IT Services - 3.3%
DXC Technology Co.	14	1,202
Gartner, Inc.*	2	249
International Business Machines Corp.	67	9,721
MasterCard, Inc. Class A	41	5,789
PayPal Holdings, Inc.*	27	1,729
Sabre Corp.	12	217
Visa, Inc. Class A	57	5,999
Western Union Co. (The)	16	307

Total IT Services		25,213

Leisure Products - 0.2%
Hasbro, Inc.	13	1,270
Mattel, Inc.	24	371

Total Leisure Products		1,641

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	28	1,798
Illumina, Inc.*	5	996
Mettler-Toledo International, Inc.*	2	1,252
PerkinElmer, Inc.	10	690
Quintiles IMS Holdings, Inc.*	5	475
Thermo Fisher Scientific, Inc.	26	4,919
Waters Corp.*	9	1,616

Total Life Sciences Tools & Services		11,746

Machinery - 3.5%
Caterpillar, Inc.	14	1,746
Cummins, Inc.	17	2,856
Deere & Co.	23	2,888
Donaldson Co., Inc.	11	505
Dover Corp.	12	1,097
Flowserve Corp.	8	341
Fortive Corp.	28	1,982
Graco, Inc.	1	124
IDEX Corp.	6	729
Illinois Tool Works, Inc.	34	5,031
Lincoln Electric Holdings, Inc.	4	367
Nordson Corp.	7	829
PACCAR, Inc.	15	1,085
Parker-Hannifin Corp.	11	1,925
Stanley Black & Decker, Inc.	14	2,114
WABCO Holdings, Inc.*	8	1,184
Wabtec Corp.	8	606
Xylem, Inc.	13	814

Total Machinery		26,223

Media - 0.5%
Discovery Communications, Inc. Class C*	57	1,155
Interpublic Group of Cos., Inc. (The)	41	852
Omnicom Group, Inc.	25	1,852

Total Media		3,859

Oil, Gas & Consumable Fuels - 2.8%
Exxon Mobil Corp.	260	21,315

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The) Class A	33	3,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Export and Multinational Fund (WEXP)

September 30, 2017

Investments	Shares	Value
Pharmaceuticals - 10.9%
Bristol-Myers Squibb Co.	139	$8,860
Eli Lilly & Co.	62	5,303
Johnson & Johnson	273	35,493
Merck & Co., Inc.	210	13,446
Pfizer, Inc.	482	17,207
Zoetis, Inc.	31	1,977

Total Pharmaceuticals		82,286

Professional Services - 0.3%
ManpowerGroup, Inc.	16	1,885

Real Estate Management & Development - 0.3%
CBRE Group, Inc. Class A*	29	1,099
Jones Lang LaSalle, Inc.	7	864

Total Real Estate Management & Development		1,963

Road & Rail - 0.2%
Kansas City Southern	11	1,195

Semiconductors & Semiconductor Equipment - 6.4%
Analog Devices, Inc.	11	948
Applied Materials, Inc.	89	4,636
Intel Corp.	398	15,156
KLA-Tencor Corp.	15	1,590
Lam Research Corp.	14	2,591
Maxim Integrated Products, Inc.	18	859
Microchip Technology, Inc.	1	90
NVIDIA Corp.	26	4,648
ON Semiconductor Corp.*	18	332
QUALCOMM, Inc.	169	8,761
Skyworks Solutions, Inc.	16	1,630
Teradyne, Inc.	11	410
Texas Instruments, Inc.	68	6,095
Xilinx, Inc.	14	992

Total Semiconductors & Semiconductor Equipment		48,738

Software - 4.6%
Activision Blizzard, Inc.	20	1,290
Adobe Systems, Inc.*	8	1,193
ANSYS, Inc.*	3	368
Cadence Design Systems, Inc.*	8	316
Citrix Systems, Inc.*	5	384
Electronic Arts, Inc.*	15	1,771
Fortinet, Inc.*	1	36
Microsoft Corp.	240	17,878
Oracle Corp.	196	9,477
Red Hat, Inc.*	3	333
Synopsys, Inc.*	4	322
Take-Two Interactive Software, Inc.*	1	102
VMware, Inc. Class A*(a)	12	1,310

Total Software		34,780

Specialty Retail - 0.1%
Tiffany & Co.	12	1,101

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	147	22,656
Hewlett Packard Enterprise Co.	152	2,236
HP, Inc.	172	3,433
NCR Corp.*	5	188
NetApp, Inc.	2	87

Total Technology Hardware, Storage & Peripherals		28,600

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	24	966
NIKE, Inc. Class B	160	8,296
PVH Corp.	13	1,639

Total Textiles, Apparel & Luxury Goods		10,901

Tobacco - 3.8%
Philip Morris International, Inc.	256	28,419

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $677,255)		756,332
Other Assets less Liabilities - 0.1%		1,082

NET ASSETS - 100.0%		$757,414

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2017 (See Note 2). At September 30, 2017, the total market value of the Fund’s securities on loan was $1,092 and the total market value of the collateral held by the Fund was $1,114. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,114.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

September 30, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 98.6%

United States - 98.6%
21st Century Fox America, Inc.
5.40%, 10/1/43	$44,000	$51,181
ABB Finance USA, Inc.
2.88%, 5/8/22	63,000	64,279
Abbott Laboratories
2.00%, 3/15/20	74,000	73,886
4.90%, 11/30/46	32,000	35,886
AbbVie, Inc.
4.45%, 5/14/46	31,000	32,763
American International Group, Inc.
3.30%, 3/1/21	35,000	36,091
4.80%, 7/10/45	27,000	29,578
Amgen, Inc.
5.15%, 11/15/41	61,000	70,014
Apple, Inc.
3.85%, 5/4/43	69,000	69,681
AT&T, Inc.
3.60%, 2/17/23	37,000	38,114
5.45%, 3/1/47	50,000	53,088
4.50%, 3/9/48	117,000	108,356
Bank of America Corp.
4.13%, 1/22/24	62,000	66,015
4.45%, 3/3/26	47,000	49,777
5.00%, 1/21/44	71,000	82,617
BB&T Corp.
5.25%, 11/1/19	45,000	47,967
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	73,000	93,985
Block Financial LLC
5.50%, 11/1/22	46,000	50,114
Celgene Corp.
2.88%, 8/15/20	74,000	75,588
Chevron Corp.
2.36%, 12/5/22	124,000	124,245
Citigroup, Inc.
2.05%, 12/7/18	91,000	91,158
5.50%, 9/13/25	134,000	150,642
Comcast Corp.
4.25%, 1/15/33	12,000	12,926
4.65%, 7/15/42	46,000	50,933
CVS Health Corp.
4.88%, 7/20/35	60,000	66,710
Dow Chemical Co. (The)
4.13%, 11/15/21	147,000	155,888
Duke Energy Corp.
2.65%, 9/1/26	38,000	36,411
3.15%, 8/15/27	29,000	28,810
Edison International
2.13%, 4/15/20	20,000	20,012
EI du Pont de Nemours & Co.
2.80%, 2/15/23	88,000	89,057
EPR Properties
5.75%, 8/15/22	33,000	36,561
Exelon Corp.
3.50%, 6/1/22	44,000	45,372
FedEx Corp.
4.55%, 4/1/46	12,000	12,833
General Motors Co.
6.75%, 4/1/46	18,000	21,758
General Motors Financial Co., Inc.
4.35%, 1/17/27	42,000	43,240
Gilead Sciences, Inc.
4.15%, 3/1/47	31,000	31,838
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	62,000	68,162
3.85%, 7/8/24	61,000	63,561
Hartford Financial Services Group, Inc. (The)
6.10%, 10/1/41	51,000	66,142
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	25,000	26,671
HSBC USA, Inc.
5.00%, 9/27/20	100,000	107,606
International Business Machines Corp.
4.00%, 6/20/42	44,000	44,279
JPMorgan Chase & Co.
5.63%, 8/16/43	51,000	62,311
Kraft Heinz Foods Co.
6.88%, 1/26/39	23,000	29,640
Kroger Co. (The)
3.70%, 8/1/27	30,000	29,670
Magellan Midstream Partners L.P.
5.15%, 10/15/43	9,000	10,010
Marriott International, Inc.
3.00%, 3/1/19	57,000	57,734
McDonald’s Corp.
3.50%, 3/1/27	24,000	24,718
McKesson Corp.
3.80%, 3/15/24	113,000	118,884
Microsoft Corp.
4.10%, 2/6/37	45,000	48,865
Morgan Stanley
4.88%, 11/1/22	148,000	160,579
MPLX L.P.
4.13%, 3/1/27	10,000	10,201
Mylan N.V.
3.95%, 6/15/26	20,000	20,398
Northrop Grumman Corp.
3.25%, 8/1/23	84,000	86,692
NVR, Inc.
3.95%, 9/15/22	18,000	18,812
Occidental Petroleum Corp.
4.10%, 2/1/21, Series 1	68,000	71,814
Oracle Corp.
4.30%, 7/8/34	71,000	77,724
Pacific Gas & Electric Co.
6.05%, 3/1/34	68,000	88,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

September 30, 2017

Investments	Principal Amount	Value
Pfizer, Inc.
2.10%, 5/15/19	$124,000	$125,105
Philip Morris International, Inc.
5.65%, 5/16/18	104,000	106,651
Reynolds American, Inc.
5.85%, 8/15/45	17,000	20,879
Santander Holdings USA, Inc.
2.65%, 4/17/20	81,000	81,419
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	40,000	39,509
South Carolina Electric & Gas Co.
4.10%, 6/15/46	6,000	6,087
Southern Co. Gas Capital Corp.
4.40%, 5/30/47	32,000	33,204
Synchrony Financial
2.70%, 2/3/20	110,000	110,764
Thermo Fisher Scientific, Inc.
3.00%, 4/15/23	86,000	87,529
Time Warner, Inc.
4.88%, 3/15/20	76,000	80,944
3.60%, 7/15/25	157,000	157,819
Tyson Foods, Inc.
2.65%, 8/15/19	36,000	36,445
3.95%, 8/15/24	89,000	93,759
United Technologies Corp.
4.50%, 6/1/42	35,000	37,700
Verizon Communications, Inc.
4.15%, 3/15/24	63,000	66,792
4.40%, 11/1/34	156,000	156,556
Viacom, Inc.
4.50%, 3/1/21	57,000	60,003
Wal-Mart Stores, Inc.
6.20%, 4/15/38	49,000	66,710
Wells Fargo & Co.
3.45%, 2/13/23, Series M	44,000	45,116
4.30%, 7/22/27	45,000	47,650
Xylem, Inc.
4.38%, 11/1/46	38,000	39,843

TOTAL CORPORATE BONDS (Cost: $4,927,731)		4,941,038

U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Note - 0.2%
U.S. Treasury Note
2.25%, 2/15/27 (Cost: $9,864)	10,000	9,941

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $4,937,595)		4,950,979
Other Assets less Liabilities - 1.2%		60,122

NET ASSETS - 100.0%		$5,011,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 97.7%

United States - 97.7%
ADT Corp. (The)
4.13%, 6/15/23	$124,000	$126,480
AECOM
5.75%, 10/15/22	63,000	66,260
AMC Entertainment Holdings, Inc.
5.88%, 11/15/26	75,000	74,156
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(a)	50,000	51,125
Andeavor Logistics L.P.
5.25%, 1/15/25	50,000	53,750
Ashland LLC
4.75%, 8/15/22	89,000	94,229
Berry Global, Inc.
5.13%, 7/15/23	100,000	104,875
Cablevision Systems Corp.
7.75%, 4/15/18	138,000	141,967
CCO Holdings LLC
5.13%, 5/1/27(a)	125,000	127,031
CF Industries, Inc.
3.45%, 6/1/23	75,000	74,250
Chesapeake Energy Corp.
8.00%, 12/15/22(a)	75,000	81,094
CommScope Technologies LLC
6.00%, 6/15/25(a)	65,000	69,794
Community Health Systems, Inc.
7.13%, 7/15/20	78,000	70,688
6.25%, 3/31/23	50,000	49,313
Crestwood Midstream Partners L.P.
5.75%, 4/1/25	75,000	76,875
DaVita, Inc.
5.75%, 8/15/22	125,000	128,203
DISH DBS Corp.
5.00%, 3/15/23	76,000	77,853
DPL, Inc.
7.25%, 10/15/21	100,000	109,375
Dynegy, Inc.
7.63%, 11/1/24	75,000	78,094
Endo Finance LLC
5.38%, 1/15/23(a)	75,000	61,500
Envision Healthcare Corp.
5.63%, 7/15/22	50,000	52,313
ESH Hospitality, Inc.
5.25%, 5/1/25(a)	50,000	51,813
First Data Corp.
7.00%, 12/1/23(a)	146,000	156,264
Freeport-McMoRan, Inc.
5.40%, 11/14/34	100,000	96,000
Gray Television, Inc.
5.88%, 7/15/26(a)	75,000	77,438
HCA, Inc.
4.75%, 5/1/23	147,000	155,452
HealthSouth Corp.
5.75%, 11/1/24	50,000	51,406
HRG Group, Inc.
7.75%, 1/15/22	96,000	100,680
Kindred Healthcare, Inc.
8.75%, 1/15/23	76,000	71,242
KLX, Inc.
5.88%, 12/1/22(a)	72,000	75,704
L Brands, Inc.
6.88%, 11/1/35	75,000	73,125
Level 3 Financing, Inc.
5.38%, 5/1/25	50,000	51,531
Micron Technology, Inc.
5.25%, 8/1/23(a)	98,000	102,704
Navient Corp.
6.13%, 3/25/24	122,000	126,392
Nexstar Broadcasting, Inc.
5.63%, 8/1/24(a)	100,000	103,750
Nielsen Finance LLC
5.00%, 4/15/22(a)	120,000	124,650
NuStar Logistics L.P.
5.63%, 4/28/27	50,000	52,875
OneMain Financial Holdings LLC
7.25%, 12/15/21(a)	50,000	52,313
PBF Holding Co. LLC
7.00%, 11/15/23	75,000	77,531
Platform Specialty Products Corp.
6.50%, 2/1/22(a)	83,000	86,216
Post Holdings, Inc.
5.75%, 3/1/27(a)	100,000	103,500
Prime Security Services Borrower LLC
9.25%, 5/15/23(a)	100,000	110,606
PulteGroup, Inc.
5.00%, 1/15/27	75,000	78,281
Regal Entertainment Group
5.75%, 3/15/22	105,000	108,675
Rite Aid Corp.
6.75%, 6/15/21	75,000	77,977
Scientific Games International, Inc.
10.00%, 12/1/22	106,000	117,792
Sirius XM Radio, Inc.
5.38%, 7/15/26(a)	50,000	52,750
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	45,000	45,900
Springleaf Finance Corp.
7.75%, 10/1/21	60,000	68,007
T-Mobile USA, Inc.
6.00%, 3/1/23	89,000	94,006
TransDigm, Inc.
6.38%, 6/15/26	75,000	77,016
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)	69,000	74,089
Tronox Finance LLC
7.50%, 3/15/22(a)	50,000	52,938
United Rentals North America, Inc.
5.88%, 9/15/26	50,000	54,500
Uniti Group L.P.
8.25%, 10/15/23	75,000	66,750
Valeant Pharmaceuticals International
6.38%, 10/15/20(a)	100,000	100,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2017

Investments	Principal Amount	Value
Western Digital Corp.
10.50%, 4/1/24	$120,000	$141,300
Windstream Services LLC
7.75%, 10/1/21	110,000	81,950
Wynn Las Vegas LLC
4.25%, 5/30/23(a)	75,000	77,531
Zayo Group LLC
5.75%, 1/15/27(a)	50,000	53,125

TOTAL INVESTMENTS IN SECURITIES - 97.7% (Cost: $4,920,311)		5,093,504
Other Assets less Liabilities - 2.3%		121,153

NET ASSETS - 100.0%		$5,214,657

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 98.7%

United States - 98.7%
Abbott Laboratories
2.00%, 3/15/20	$60,000	$59,908
2.90%, 11/30/21	30,000	30,579
AbbVie, Inc.
2.85%, 5/14/23	37,000	37,335
Altria Group, Inc.
9.25%, 8/6/19	83,000	94,025
American Honda Finance Corp.
2.45%, 9/24/20	49,000	49,652
American International Group, Inc.
3.38%, 8/15/20	48,000	49,687
3.30%, 3/1/21	86,000	88,682
Amgen, Inc.
3.88%, 11/15/21	47,000	49,752
Analog Devices, Inc.
2.50%, 12/5/21	10,000	10,030
Apple, Inc.
2.25%, 2/23/21	63,000	63,537
AT&T, Inc.
2.30%, 3/11/19	59,000	59,328
3.00%, 2/15/22	101,000	102,172
3.60%, 2/17/23	29,000	29,873
Bank of America Corp.
7.63%, 6/1/19	115,000	125,550
5.70%, 1/24/22	53,000	59,717
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	114,000	113,546
Baxter International, Inc.
1.70%, 8/15/21	22,000	21,481
BB&T Corp.
5.25%, 11/1/19	46,000	49,033
Becton Dickinson and Co.
2.89%, 6/6/22	34,000	34,147
Block Financial LLC
5.50%, 11/1/22	11,000	11,984
Capital One Financial Corp.
4.75%, 7/15/21	49,000	52,991
Celgene Corp.
2.88%, 8/15/20	52,000	53,116
Chevron Corp.
1.96%, 3/3/20	71,000	71,302
Cisco Systems, Inc.
2.13%, 3/1/19	62,000	62,481
Citigroup, Inc.
1.75%, 5/1/18	107,000	107,047
2.65%, 10/26/20	72,000	72,793
2.75%, 4/25/22	34,000	34,199
Consolidated Edison, Inc.
2.00%, 5/15/21	75,000	74,332
Constellation Brands, Inc.
3.75%, 5/1/21	33,000	34,402
CVS Health Corp.
2.80%, 7/20/20	120,000	122,148
Dow Chemical Co. (The)
4.25%, 11/15/20	79,000	83,472
Duke Energy Corp.
2.40%, 8/15/22	32,000	31,809
eBay, Inc.
2.60%, 7/15/22	22,000	21,963
Edison International
2.13%, 4/15/20	11,000	11,007
EI du Pont de Nemours & Co.
6.00%, 7/15/18	94,000	97,205
Exelon Corp.
3.50%, 6/1/22	44,000	45,372
Exxon Mobil Corp.
1.82%, 3/15/19	62,000	62,360
Fidelity National Information Services, Inc.
3.63%, 10/15/20	39,000	40,640
General Mills, Inc.
5.65%, 2/15/19	67,000	70,426
General Motors Financial Co., Inc.
3.45%, 1/14/22	64,000	65,432
3.45%, 4/10/22	44,000	44,768
Gilead Sciences, Inc.
4.40%, 12/1/21	35,000	37,888
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	108,000	118,734
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	25,000	26,940
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	46,000	47,714
HP, Inc.
4.30%, 6/1/21	36,000	38,177
HSBC USA, Inc.
2.35%, 3/5/20	100,000	100,675
JPMorgan Chase & Co.
2.75%, 6/23/20	128,000	130,465
4.40%, 7/22/20	71,000	75,436
Kraft Heinz Foods Co.
6.13%, 8/23/18	81,000	84,138
Kroger Co. (The)
2.30%, 1/15/19	14,000	14,054
Lockheed Martin Corp.
2.50%, 11/23/20	155,000	157,510
McKesson Corp.
2.28%, 3/15/19	115,000	115,707
Medco Health Solutions, Inc.
7.13%, 3/15/18	49,000	50,188
Morgan Stanley
2.38%, 7/23/19	52,000	52,354
5.50%, 7/28/21	73,000	81,044
2.75%, 5/19/22	33,000	33,204
NVIDIA Corp.
2.20%, 9/16/21	15,000	14,939
Oracle Corp.
3.88%, 7/15/20	26,000	27,459
Philip Morris International, Inc.
2.38%, 8/17/22	21,000	20,916
Reynolds American, Inc.
2.30%, 6/12/18	98,000	98,447
Santander Holdings USA, Inc.
2.70%, 5/24/19	39,000	39,323
Southern Co. (The)
2.35%, 7/1/21	26,000	25,878
Stryker Corp.
1.30%, 4/1/18	144,000	143,853
SunTrust Banks, Inc.
2.35%, 11/1/18	98,000	98,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2017

Investments	Principal Amount	Value
Synchrony Financial
2.70%, 2/3/20	$95,000	$95,660
Tech Data Corp.
3.70%, 2/15/22	30,000	30,282
Thermo Fisher Scientific, Inc.
3.30%, 2/15/22	39,000	40,371
Time Warner, Inc.
4.88%, 3/15/20	46,000	48,993
Toyota Motor Credit Corp.
2.10%, 1/17/19	39,000	39,206
Tyson Foods, Inc.
2.65%, 8/15/19	54,000	54,667
United Parcel Service, Inc.
3.13%, 1/15/21	95,000	98,477
United Technologies Corp.
3.10%, 6/1/22	27,000	27,706
UnitedHealth Group, Inc.
1.90%, 7/16/18	79,000	79,218
Verizon Communications, Inc.
4.50%, 9/15/20	135,000	144,933
Viacom, Inc.
4.50%, 3/1/21	45,000	47,371
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	97,000	98,374
Wells Fargo & Co.
2.55%, 12/7/20	35,000	35,419
4.60%, 4/1/21	52,000	55,878
Xerox Corp.
2.75%, 9/1/20	10,000	9,992

TOTAL INVESTMENTS IN SECURITIES - 98.7% (Cost: $4,937,567)		4,939,400
Other Assets less Liabilities - 1.3%		62,831

NET ASSETS - 100.0%		$5,002,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2017

Investments	Principal Amount	Value
CORPORATE BONDS - 95.8%

United States - 95.8%
AES Corp.
7.38%, 7/1/21	$50,000	$57,380
4.88%, 5/15/23	50,000	51,750
American Axle & Manufacturing, Inc.
6.25%, 3/15/21	50,000	51,578
Ball Corp.
5.00%, 3/15/22	50,000	54,312
Cablevision Systems Corp.
8.00%, 4/15/20	69,000	76,676
Calpine Corp.
6.00%, 1/15/22(a)	50,000	51,937
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	125,000	122,734
Centene Corp.
5.63%, 2/15/21	143,000	149,106
Cenveo Corp.
6.00%, 8/1/19(a)	59,000	47,053
Cequel Communications Holdings I LLC
5.13%, 12/15/21(a)	50,000	51,125
Chesapeake Energy Corp.
4.88%, 4/15/22	100,000	93,500
Churchill Downs, Inc.
5.38%, 12/15/21	50,000	51,813
Clean Harbors, Inc.
5.13%, 6/1/21	50,000	50,922
Clear Channel Worldwide Holdings, Inc.
7.63%, 3/15/20, Series B	23,000	22,799
CNH Industrial Capital LLC
3.38%, 7/15/19	153,000	155,677
Community Health Systems, Inc.
8.00%, 11/15/19	65,000	63,537
7.13%, 7/15/20	77,000	69,781
CSC Holdings LLC
8.63%, 2/15/19	50,000	54,312
DISH DBS Corp.
7.88%, 9/1/19	77,000	84,315
5.13%, 5/1/20	100,000	105,095
DPL, Inc.
7.25%, 10/15/21	50,000	54,687
Endo Finance LLC
5.75%, 1/15/22(a)	100,000	88,250
Fresenius Medical Care U.S. Finance II, Inc.
4.75%, 10/15/24(a)	50,000	54,193
Frontier Communications Corp.
8.50%, 4/15/20	24,000	23,340
6.25%, 9/15/21	100,000	82,470
Gap, Inc. (The)
5.95%, 4/12/21	50,000	54,285
GLP Capital L.P.
4.38%, 11/1/18	139,000	141,954
HCA, Inc.
5.88%, 3/15/22	150,000	166,500
HRG Group, Inc.
7.88%, 7/15/19	140,000	142,835
Hughes Satellite Systems Corp.
6.63%, 8/1/26	50,000	53,625
Huntsman International LLC
4.88%, 11/15/20	92,000	97,865
Kindred Healthcare, Inc.
8.00%, 1/15/20	50,000	49,360
MGM Resorts International
8.63%, 2/1/19	69,000	74,692
6.75%, 10/1/20	112,000	123,760
Michaels Stores, Inc.
5.88%, 12/15/20(a)	122,000	124,897
Nationstar Mortgage LLC
6.50%, 8/1/18	154,000	154,577
Navient Corp.
4.88%, 6/17/19	47,000	48,763
8.00%, 3/25/20	145,000	160,225
Nielsen Finance LLC
4.50%, 10/1/20	83,000	84,141
5.00%, 4/15/22(a)	50,000	51,938
OneMain Financial Holdings LLC
6.75%, 12/15/19(a)	73,000	75,920
Platform Specialty Products Corp.
6.50%, 2/1/22(a)	100,000	103,875
Pride International LLC
6.88%, 8/15/20	100,000	103,250
PulteGroup, Inc.
4.25%, 3/1/21	50,000	52,000
Rite Aid Corp.
6.13%, 4/1/23(a)	50,000	48,750
RR Donnelley & Sons Co.
7.88%, 3/15/21	75,000	79,500
Scientific Games International, Inc.
7.00%, 1/1/22(a)	100,000	106,375
Select Medical Corp.
6.38%, 6/1/21	50,000	51,688
Springleaf Finance Corp.
5.25%, 12/15/19	96,000	100,176
Steel Dynamics, Inc.
5.13%, 10/1/21	50,000	51,563
SUPERVALU, Inc.
6.75%, 6/1/21	50,000	47,625
T-Mobile USA, Inc.
6.00%, 4/15/24	100,000	106,375
TEGNA, Inc.
4.88%, 9/15/21(a)	50,000	51,375
Time, Inc.
5.75%, 4/15/22(a)	50,000	51,438
TransDigm, Inc.
5.50%, 10/15/20	148,000	150,405
TreeHouse Foods, Inc.
4.88%, 3/15/22	50,000	51,938
United States Steel Corp.
8.38%, 7/1/21(a)	50,000	55,375
Valeant Pharmaceuticals International
6.38%, 10/15/20(a)	125,000	125,625
6.75%, 8/15/21(a)	50,000	49,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

September 30, 2017

Investments	Principal Amount	Value
WellCare Health Plans, Inc.
5.25%, 4/1/25	$50,000	$52,750
Windstream Services LLC
7.75%, 10/15/20	100,000	80,500

TOTAL CORPORATE BONDS (Cost: $4,856,733)		4,893,450

SUPRANATIONAL BOND - 2.0%
JBS USA LUX S.A.
7.25%, 6/1/21(a) (Cost: $102,499)	100,000	102,500

TOTAL INVESTMENTS IN SECURITIES - 97.8% (Cost: $4,959,232)		4,995,950
Other Assets less Liabilities - 2.2%		113,769

NET ASSETS - 100.0%		$5,109,719

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 101.6%

United States - 101.6%

Aerospace & Defense - 2.6%
Boeing Co. (The)	139	$35,335
Lockheed Martin Corp.	310	96,190

Total Aerospace & Defense		131,525

Air Freight & Logistics - 4.0%
C.H. Robinson Worldwide, Inc.	978	74,426
Expeditors International of Washington, Inc.	1,210	72,431
United Parcel Service, Inc. Class B	457	54,881

Total Air Freight & Logistics		201,738

Automobiles - 0.8%
Harley-Davidson, Inc.	877	42,280

Beverages - 0.6%
Brown-Forman Corp. Class B	563	30,571

Biotechnology - 1.4%
Amgen, Inc.	167	31,137
Gilead Sciences, Inc.	473	38,323

Total Biotechnology		69,460

Capital Markets - 0.7%
Goldman Sachs Group, Inc. (The)	160	37,950

Commercial Services & Supplies - 1.3%
Healthcare Services Group, Inc.	1,228	66,275

Communications Equipment - 3.7%
Arista Networks, Inc.*	254	48,161
CommScope Holding Co., Inc.*	1,224	40,649
InterDigital, Inc.	543	40,046
Ubiquiti Networks, Inc.*(a)	1,082	60,614

Total Communications Equipment		189,470

Consumer Finance - 1.0%
Navient Corp.	1,238	18,595
Santander Consumer USA Holdings, Inc.*	1,976	30,371

Total Consumer Finance		48,966

Containers & Packaging - 2.4%
Crown Holdings, Inc.*	904	53,987
Graphic Packaging Holding Co.	4,851	67,671

Total Containers & Packaging		121,658

Diversified Consumer Services - 1.5%
H&R Block, Inc.	2,876	76,156

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	1,573	61,614
Verizon Communications, Inc.	938	46,422

Total Diversified Telecommunication Services		108,036

Electric Utilities - 2.0%
PPL Corp.	445	16,888
Southern Co. (The)	1,720	84,521

Total Electric Utilities		101,409

Electronic Equipment, Instruments & Components - 1.7%
Corning, Inc.	1,545	46,227
Universal Display Corp.	324	41,747

Total Electronic Equipment, Instruments & Components		87,974

Equity Real Estate Investment Trusts (REITs) - 8.3%
Camden Property Trust	1,213	110,929
HCP, Inc.	2,093	58,248
JBG SMITH Properties*	247	8,450
Lamar Advertising Co. Class A	774	53,042
LaSalle Hotel Properties	1,273	36,942
Park Hotels & Resorts, Inc.	1,435	39,548
Rayonier, Inc.	2,730	78,870
Vornado Realty Trust	495	38,056

Total Equity Real Estate Investment Trusts (REITs)		424,085

Food Products - 3.1%
Hershey Co. (The)	1,047	114,301
Hormel Foods Corp.	1,415	45,478

Total Food Products		159,779

Health Care Equipment & Supplies - 0.7%
Hologic, Inc.*	1,022	37,497

Health Care Providers & Services - 9.5%
Anthem, Inc.	193	36,647
Centene Corp.*	371	35,902
DaVita, Inc.*	562	33,377
HCA Healthcare, Inc.*	1,445	115,007
HealthSouth Corp.	2,280	105,678
Laboratory Corp. of America Holdings*	231	34,874
MEDNAX, Inc.*	1,385	59,721
Quest Diagnostics, Inc.	345	32,306
Universal Health Services, Inc. Class B	288	31,951

Total Health Care Providers & Services		485,463

Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp.	506	32,465
Wyndham Worldwide Corp.	424	44,694

Total Hotels, Restaurants & Leisure		77,159

Household Durables - 1.5%
Leggett & Platt, Inc.	996	47,539
Tupperware Brands Corp.	473	29,241

Total Household Durables		76,780

Household Products - 3.6%
Clorox Co. (The)	586	77,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2017

Investments	Shares	Value
Colgate-Palmolive Co.	458	$33,365
Kimberly-Clark Corp.	214	25,184
Procter & Gamble Co. (The)	506	46,036

Total Household Products		181,884

Independent Power & Renewable Electricity Producers - 1.1%
NRG Yield, Inc. Class C	2,840	54,812

Insurance - 6.8%
American Financial Group, Inc.	903	93,415
AmTrust Financial Services, Inc.	2,294	30,877
Assurant, Inc.	736	70,303
Lincoln National Corp.	325	23,881
Primerica, Inc.	513	41,835
Reinsurance Group of America, Inc.	616	85,951

Total Insurance		346,262

Internet Software & Services - 6.0%
Alphabet, Inc. Class A*	58	56,476
CoStar Group, Inc.*	148	39,701
eBay, Inc.*	1,171	45,037
Facebook, Inc. Class A*	628	107,306
Match Group, Inc.*(a)	2,398	55,609

Total Internet Software & Services		304,129

IT Services - 0.7%
DST Systems, Inc.	691	37,922

Media - 1.6%
Omnicom Group, Inc.	651	48,220
Sinclair Broadcast Group, Inc. Class A	981	31,441

Total Media		79,661

Multiline Retail - 1.3%
Nordstrom, Inc.	1,379	65,020

Oil, Gas & Consumable Fuels - 6.1%
ONEOK, Inc.	942	52,196
PBF Energy, Inc. Class A	1,918	52,956
Peabody Energy Corp.*	1,673	48,534
Southwestern Energy Co.*	5,343	32,646
Valero Energy Corp.	1,239	95,316
Williams Cos., Inc. (The)	1,018	30,550

Total Oil, Gas & Consumable Fuels		312,198

Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	361	22,194

Pharmaceuticals - 0.5%
Akorn, Inc.*	752	24,959

Professional Services - 0.4%
Robert Half International, Inc.	446	22,452

Semiconductors & Semiconductor Equipment - 10.0%
Advanced Energy Industries, Inc.*	610	49,264
Applied Materials, Inc.	852	44,381
Cirrus Logic, Inc.*	2,711	144,550
KLA-Tencor Corp.	407	43,142
Lam Research Corp.	264	48,850
Maxim Integrated Products, Inc.	920	43,893
Microsemi Corp.*	781	40,206
NVIDIA Corp.	236	42,190
Texas Instruments, Inc.	589	52,798

Total Semiconductors & Semiconductor Equipment		509,274

Software - 3.0%
Adobe Systems, Inc.*	389	58,031
Microsoft Corp.	631	47,003
Tyler Technologies, Inc.*	281	48,984

Total Software		154,018

Specialty Retail - 2.7%
Home Depot, Inc. (The)	389	63,625
Lowe’s Cos., Inc.	666	53,240
Office Depot, Inc.	4,008	18,196

Total Specialty Retail		135,061

Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc.	4,793	118,100

Thrifts & Mortgage Finance - 0.6%
Radian Group, Inc.	1,672	31,250

Tobacco - 0.5%
Philip Morris International, Inc.	224	24,866

Trading Companies & Distributors - 3.6%
Fastenal Co.	838	38,196
GATX Corp.	485	29,857
W.W. Grainger, Inc.	378	67,945
Watsco, Inc.	291	46,871

Total Trading Companies & Distributors		182,869

TOTAL COMMON STOCKS (Cost: $5,012,423)		5,181,162

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $106,957)(c)	106,957	106,957

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $5,119,380)		5,288,119
Other Assets less Liabilities - (3.7)%		(186,667)

NET ASSETS - 100.0%		$5,101,452

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(c)	At September 30, 2017, the total market value of the Fund’s securities on loan was $104,551 and the total market value of the collateral held by the Fund was $106,957.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

September 30, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAP - SHORT EXPOSURE TO REFERENCE ENTITY (OTC - OVER THE COUNTER)

							Value
Fund Pays Total Return of Reference Entity	Fund Receives Fixed Rate (per annum)	Counterparty	Termination Date	Notional Value	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	1-Month LIBOR plus 0.10%, Monthly	Bank of America Merrill Lynch	11/2/17	$244,398	$—	$—	$—	$(5,880)
S&P 500 Index	1-Month LIBOR plus 0.29%, Monthly	Bank of America Merrill Lynch	4/3/18	58,656	—	—	—	(1,442)
S&P 500 Index	1-Month LIBOR plus 0.18%, Monthly	Bank of America Merrill Lynch	5/2/18	498,573	—	—	—	(12,297)
S&P 500 Index	1-Month LIBOR plus 0.30%, Monthly	Bank of America Merrill Lynch	6/4/18	635,436	—	—	—	(15,621)
S&P 500 Index	1-Month LIBOR plus 0.20%, Monthly	Bank of America Merrill Lynch	8/2/18	493,685	—	—	—	(12,170)
S&P 500 Index	1-Month LIBOR plus 0.10%, Monthly	Morgan Stanley & Co.	11/2/17	283,502	—	—	—	(6,847)
S&P 500 Index	1-Month LIBOR plus 0.26%, Monthly	Morgan Stanley & Co.	5/2/18	508,349	—	—	—	(12,510)
S&P 500 Index	1-Month LIBOR plus 0.20%, Monthly	Morgan Stanley & Co.	6/4/18	635,436	—	—	—	(15,664)
S&P 500 Index	1-Month LIBOR plus 0.20%, Monthly	Morgan Stanley & Co.	8/2/18	498,573	—	—	—	(12,290)

				$3,856,608			$—	$(94,721)

1-Month LIBOR - 1-Month USD London Interbank Offered Rate as of September 30, 2017 was 1.232%.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2017

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.5%
Boeing Co. (The)	1,751	$445,122
Lockheed Martin Corp.	3,839	1,191,203

Total Aerospace & Defense		1,636,325

Air Freight & Logistics - 3.9%
C.H. Robinson Worldwide, Inc.	12,387	942,651
Expeditors International of Washington, Inc.	15,037	900,115
United Parcel Service, Inc. Class B	5,773	693,279

Total Air Freight & Logistics		2,536,045

Automobiles - 0.8%
Harley-Davidson, Inc.	11,006	530,599

Beverages - 0.6%
Brown-Forman Corp. Class B	7,094	385,204

Biotechnology - 1.3%
Amgen, Inc.	2,048	381,849
Gilead Sciences, Inc.	5,792	469,268

Total Biotechnology		851,117

Capital Markets - 0.7%
Goldman Sachs Group, Inc. (The)	2,019	478,887

Commercial Services & Supplies - 1.3%
Healthcare Services Group, Inc.	15,170	818,725

Communications Equipment - 3.7%
Arista Networks, Inc.*	3,180	602,960
CommScope Holding Co., Inc.*	15,257	506,685
InterDigital, Inc.	6,753	498,034
Ubiquiti Networks, Inc.*(a)	13,427	752,180

Total Communications Equipment		2,359,859

Consumer Finance - 1.0%
Navient Corp.	16,305	244,901
Santander Consumer USA Holdings, Inc.*	25,086	385,572

Total Consumer Finance		630,473

Containers & Packaging - 2.3%
Crown Holdings, Inc.*	11,142	665,400
Graphic Packaging Holding Co.	60,343	841,785

Total Containers & Packaging		1,507,185

Diversified Consumer Services - 1.5%
H&R Block, Inc.	35,695	945,204

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	19,541	765,421
Verizon Communications, Inc.	12,021	594,919

Total Diversified Telecommunication Services		1,360,340

Electric Utilities - 2.0%
PPL Corp.	5,657	214,683
Southern Co. (The)	21,452	1,054,151

Total Electric Utilities		1,268,834

Electronic Equipment, Instruments & Components - 1.7%
Corning, Inc.	19,275	576,708
Universal Display Corp.	4,057	522,744

Total Electronic Equipment, Instruments & Components		1,099,452

Equity Real Estate Investment Trusts (REITs) - 8.2%
Camden Property Trust	15,137	1,384,279
HCP, Inc.	26,372	733,933
JBG SMITH Properties*	2,998	102,562
Lamar Advertising Co. Class A	9,568	655,695
LaSalle Hotel Properties	16,015	464,755
Park Hotels & Resorts, Inc.	17,836	491,560
Rayonier, Inc.	34,113	985,524
Vornado Realty Trust	6,173	474,580

Total Equity Real Estate Investment Trusts (REITs)		5,292,888

Food Products - 3.1%
Hershey Co. (The)	12,949	1,413,642
Hormel Foods Corp.	17,818	572,671

Total Food Products		1,986,313

Health Care Equipment & Supplies - 0.7%
Hologic, Inc.*	12,897	473,191

Health Care Providers & Services - 9.4%
Anthem, Inc.	2,410	457,611
Centene Corp.*	4,562	441,465
DaVita, Inc.*	6,915	410,682
HCA Healthcare, Inc.*	18,098	1,440,420
HealthSouth Corp.	28,264	1,310,036
Laboratory Corp. of America Holdings*	2,889	436,152
MEDNAX, Inc.*	17,346	747,959
Quest Diagnostics, Inc.	4,318	404,338
Universal Health Services, Inc. Class B	3,624	402,047

Total Health Care Providers & Services		6,050,710

Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp.	6,267	402,091
Wyndham Worldwide Corp.	5,291	557,724

Total Hotels, Restaurants & Leisure		959,815

Household Durables - 1.5%
Leggett & Platt, Inc.	12,227	583,594
Tupperware Brands Corp.	6,018	372,033

Total Household Durables		955,627

Household Products - 3.5%
Clorox Co. (The)	7,148	942,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

September 30, 2017

Investments	Shares	Value
Colgate-Palmolive Co.	5,771	$420,417
Kimberly-Clark Corp.	2,806	330,210
Procter & Gamble Co. (The)	6,311	574,175

Total Household Products		2,267,695

Independent Power & Renewable Electricity Producers - 1.0%
NRG Yield, Inc. Class C	34,527	666,371

Insurance - 6.6%
American Financial Group, Inc.	11,083	1,146,536
AmTrust Financial Services, Inc.	28,726	386,652
Assurant, Inc.	9,162	875,154
Lincoln National Corp.	3,988	293,038
Primerica, Inc.	6,419	523,470
Reinsurance Group of America, Inc.	7,690	1,072,986

Total Insurance		4,297,836

Internet Software & Services - 5.8%
Alphabet, Inc. Class A*	739	719,579
CoStar Group, Inc.*	1,853	497,067
eBay, Inc.*	14,370	552,670
Facebook, Inc. Class A*	7,726	1,320,142
Match Group, Inc.*(a)	28,950	671,351

Total Internet Software & Services		3,760,809

IT Services - 0.7%
DST Systems, Inc.	8,554	469,444

Media - 1.5%
Omnicom Group, Inc.	8,161	604,485
Sinclair Broadcast Group, Inc. Class A	12,190	390,690

Total Media		995,175

Multiline Retail - 1.3%
Nordstrom, Inc.	17,124	807,397

Oil, Gas & Consumable Fuels - 6.0%
ONEOK, Inc.	11,789	653,228
PBF Energy, Inc. Class A(a)	23,870	659,051
Peabody Energy Corp.*	20,682	599,985
Southwestern Energy Co.*	66,150	404,176
Valero Energy Corp.	15,407	1,185,261
Williams Cos., Inc. (The)	12,630	379,026

Total Oil, Gas & Consumable Fuels		3,880,727

Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	4,550	279,734

Pharmaceuticals - 0.5%
Akorn, Inc.*	9,328	309,596

Professional Services - 0.4%
Robert Half International, Inc.	5,627	283,263

Semiconductors & Semiconductor Equipment - 9.8%
Advanced Energy Industries, Inc.*	7,577	611,919
Applied Materials, Inc.	10,235	533,141
Cirrus Logic, Inc.*	33,657	1,794,591
KLA-Tencor Corp.	5,097	540,282
Lam Research Corp.	3,278	606,561
Maxim Integrated Products, Inc.	11,730	559,639
Microsemi Corp.*	9,635	496,010
NVIDIA Corp.	2,951	527,550
Texas Instruments, Inc.	7,658	686,463

Total Semiconductors & Semiconductor Equipment		6,356,156

Software - 3.0%
Adobe Systems, Inc.*	4,846	722,926
Microsoft Corp.	8,277	616,554
Tyler Technologies, Inc.*	3,452	601,753

Total Software		1,941,233

Specialty Retail - 2.6%
Home Depot, Inc. (The)	4,921	804,879
Lowe’s Cos., Inc.	8,142	650,872
Office Depot, Inc.	48,919	222,092

Total Specialty Retail		1,677,843

Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc.	59,377	1,463,049

Thrifts & Mortgage Finance - 0.6%
Radian Group, Inc.	20,660	386,135

Tobacco - 0.5%
Philip Morris International, Inc.	2,902	322,151

Trading Companies & Distributors - 3.5%
Fastenal Co.	10,770	490,897
GATX Corp.	5,990	368,744
W.W. Grainger, Inc.	4,688	842,668
Watsco, Inc.	3,625	583,879

Total Trading Companies & Distributors		2,286,188

TOTAL COMMON STOCKS (Cost: $61,522,140)		64,577,595

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.02%(b) (Cost: $1,731,032)(c)	1,731,032	1,731,032

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $63,253,172)		66,308,627
Other Assets less Liabilities - (2.5)%		(1,619,477)

NET ASSETS - 100.0%		$64,689,150

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of September 30, 2017.
(c)	At September 30, 2017, the total market value of the Fund’s securities on loan was $1,692,094 and the total market value of the collateral held by the Fund was $1,731,032.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2017, the Trust consisted of 86 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund’’)	April 7, 2016
WisdomTree Europe Domestic Economy Fund (“Europe Domestic Economy Fund’’)	October 29, 2015
WisdomTree Global ex-Mexico Equity Fund (“Global ex-Mexico Equity Fund’’)	February 10, 2017
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund’’ and also referred to herein as ‘‘Currency Hedged Equity Fund’’)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund’’)	November 12, 2015
WisdomTree Strong Dollar Emerging Markets Equity Fund (“Strong Dollar Emerging Markets Equity Fund’’)	October 29, 2015
WisdomTree U.S. Domestic Economy Fund (“U.S. Domestic Economy Fund’’)	July 21, 2015
WisdomTree U.S. Export and Multinational Fund (“U.S. Export and Multinational Fund’’)	July 21, 2015
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund’’)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund’’)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund’’)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund’’)	December 23, 2015

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.

Notes to Schedule of Investments (unaudited)(continued)

Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers.

Notes to Schedule of Investments (unaudited)(continued)

Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,561,286	$—	$—
Investment of Cash Collateral for Securities Loaned	—	122,630	—

Total	$12,561,286	$122,630	$—

Unrealized Appreciation on Foreign Currency Contracts	—	36,818	—
Unrealized Depreciation on Foreign Currency Contracts	—	(189)	—

Total - Net	$12,561,286	$159,259	$—

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$34,760,382	$170,686	$—
Other*	448,534,591	—	—
Investment of Cash Collateral for Securities Loaned	—	8,907,515	—

Total	$483,294,973	$9,078,201	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,973,288	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,685,045)	—

Total - Net	$483,294,973	$9,366,444	$—

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$3,663,496	$—	$—

Total	$3,663,496	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	14,086	—
Unrealized Depreciation on Foreign Currency Contracts	—	(9,107)	—

Total - Net	$3,663,496	$4,979	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$600,485	$4,355	$50	**
Japan	1,218,029	4,147	—
Other*	2,920,006	—	—
Rights	543	—	—
Investment of Cash Collateral for Securities Loaned	—	255,571	—

Total	$4,739,063	$264,073	$50

Unrealized Appreciation on Foreign Currency Contracts	—	24,299	—
Unrealized Depreciation on Foreign Currency Contracts	—	(11,028)	—

Total - Net	$4,739,063	$277,344	$50

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,781,040	$—	$—
Investment of Cash Collateral for Securities Loaned	—	26,517	—

Total	$2,781,040	$26,517	$—

Unrealized Appreciation on Foreign Currency Contracts	—	32,579	—
Unrealized Depreciation on Foreign Currency Contracts	—	(178)	—

Total - Net	$2,781,040	$58,918	$—

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$4,127,829	$—	$7,447	**
South Korea	1,813,466	7,748	—
Other*	12,727,313	—	—
Warrants*	—	1,727	—
Investment of Cash Collateral for Securities Loaned	—	87,251	—

Total	$18,668,608	$96,726	$7,447

Unrealized Appreciation on Foreign Currency Contracts	—	3	—

Total - Net	$18,668,608	$96,729	$7,447

Europe Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks
Italy	$1,054,117	$—	$1,028	**
Other*	5,048,575	—	—
Investment of Cash Collateral for Securities Loaned	—	88,675	—

Total	$6,102,692	$88,675	$1,028

Unrealized Appreciation on Foreign Currency Contracts	—	0 †	—

Total - Net	$6,102,692	$88,675	$1,028

Global ex-Mexico Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$98,429,112	$—	$—
Investment of Cash Collateral for Securities Loaned	—	375,346	—

Total	$98,429,112	$375,346	$—

Unrealized Appreciation on Foreign Currency Contracts	—	12	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3)	—

Total - Net	$98,429,112	$375,355	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$15,270,701	$—	$—

Total	$15,270,701	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	144,085	—
Unrealized Depreciation on Foreign Currency Contracts	—	(70,204)	—

Total - Net	$15,270,701	$73,881	$—

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,159,171	$—	$—
Exchange-Traded Note	21,362	—	—
Investment of Cash Collateral for Securities Loaned	—	1,319,602	—

Total	$19,180,533	$1,319,602	$—

Unrealized Appreciation on Foreign Currency Contracts	—	4	—
Unrealized Depreciation on Foreign Currency Contracts	—	(387)	—

Total - Net	$19,180,533	$1,319,219	$—

Strong Dollar Emerging Markets Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Taiwan	$1,839,319	$—	$2,853	**
Other*	3,746,490	—	—
Investment of Cash Collateral for Securities Loaned	—	19,584	—

Total	$5,585,809	$19,584	$2,853

Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—

Total - Net	$5,585,809	$19,583	$2,853

U.S. Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,180,937	$—	$—

Total	$2,180,937	$—	$—

U.S. Export and Multinational Fund	Level 1	Level 2	Level 3
Common Stocks*	$756,332	$—	$—

Total	$756,332	$—	$—

Notes to Schedule of Investments (unaudited)(continued)

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,941,038	$—
U.S. Government Obligations	—	9,941	—

Total	$—	$4,950,979	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$5,093,504	$—

Total	$—	$5,093,504	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,939,400	$—

Total	$—	$4,939,400	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,893,450	$—
Supranational Bond	—	102,500	—

Total	$—	$4,995,950	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,181,162	$—	$—
Investment of Cash Collateral for Securities Loaned	—	106,957	—

Total	$5,181,162	$106,957	$—

Unrealized Depreciation on Swap Contracts	—	(94,721)	—

Total - Net	$5,181,162	$12,236	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$64,577,595	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,731,032	—

Total	$64,577,595	$1,731,032	$—

†	Amount represents less than $1.
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during the period ended September 30, 2017. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Transfers from Level 1 to Level 2[1]
Dynamic Currency Hedged International Equity Fund	$113,103
Dynamic Currency Hedged International SmallCap Equity Fund	4,210
Emerging Markets Dividend Fund	6,366

[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of September 30, 2017.

During the period ended September 30, 2017, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and swap contracts during the period ended September 30, 2017 and open positions in such derivatives as of September 30, 2017 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At September 30, 2017, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2017, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

During the period ended September 30, 2017, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Swap contracts (short)
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$1,503,710	$3,044,079	$—
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	213,450,723	413,101,082	—
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	1,237,739	2,447,219	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	1,632,300	3,162,085	—
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	2,065,674	3,919,659	—
Emerging Markets Dividend Fund
Foreign exchange contracts	275,354	—	—
Europe Domestic Economy Fund
Foreign exchange contracts	—	877	—
Global ex-Mexico Equity Fund
Foreign exchange contracts	11,870	2,634	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	12,269,339	23,206,553	—
Global SmallCap Dividend Fund
Foreign exchange contracts	—	84,018	—
Strong Dollar Emerging Markets Equity Fund
Foreign exchange contracts	—	912	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	4,376,787
Dynamic Long/Short U.S. Equity Fund
Equity contracts	—	—	6,545,523

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - The Currency Hedged Equity Funds, except the Global Hedged SmallCap Dividend Fund, utilized forward foreign currency contracts (‘‘Forward Contract’’) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. The Global Hedged SmallCap Dividend Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Emerging Markets Dividend Fund, Europe Domestic Economy Fund, Global ex-Mexico Equity Fund, Global SmallCap Dividend Fund, and the Strong Dollar Emerging Markets Equity Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Notes to Schedule of Investments (unaudited)(continued)

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Total Return Swap Contracts - The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At September 30, 2017, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Dynamic Currency Hedged Europe Equity Fund	$12,000,672	$753,814	$(33,941)	$719,873
Dynamic Currency Hedged International Equity Fund	432,691,364	66,730,415	(6,760,362)	59,970,053
Dynamic Currency Hedged International Quality Dividend Growth Fund	3,195,464	473,011	—	473,011
Dynamic Currency Hedged International SmallCap Equity Fund	4,548,997	513,846	(46,386)	467,460
Dynamic Currency Hedged Japan Equity Fund	2,482,289	398,804	(41,135)	357,669
Emerging Markets Dividend Fund	17,187,435	1,780,090	(194,741)	1,585,349
Europe Domestic Economy Fund	5,706,300	560,463	(74,368)	486,095
Global ex-Mexico Equity Fund	95,710,274	4,279,968	(1,185,775)	3,094,193
Global Hedged SmallCap Dividend Fund	11,617,408	3,729,613	(2,439)	3,727,174
Global SmallCap Dividend Fund	16,446,370	4,359,196	(305,814)	4,053,382
Strong Dollar Emerging Markets Equity Fund	4,975,480	1,069,277	(436,512)	632,765
U.S. Domestic Economy Fund	2,088,822	166,219	(74,104)	92,115

Notes to Schedule of Investments (unaudited)(concluded)

U.S. Export and Multinational Fund	$677,820	$91,345	$(12,833)	$78,512
Fundamental U.S. Corporate Bond Fund	4,937,595	45,713	(32,329)	13,384
Fundamental U.S. High Yield Corporate Bond Fund	4,920,311	230,670	(57,477)	173,193
Fundamental U.S. Short-Term Corporate Bond Fund	4,937,567	11,641	(9,808)	1,833
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	4,959,232	93,526	(56,808)	36,718
Dynamic Bearish U.S. Equity Fund	5,028,673	299,560	(134,835)	164,725
Dynamic Long/Short U.S. Equity Fund	63,270,972	4,542,347	(1,504,692)	3,037,655

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended September 30, 2017 are as follows:

Fund	Value at 6/30/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2017	Dividend Income
Dynamic Currency Hedged International Quality Dividend Growth Fund
WisdomTree International Quality Dividend Growth Fund	$2,329,087	$1,230,299	$29,230	$2,197	$131,143	$3,663,496	$11,022

Global Hedged SmallCap Dividend Fund
Global SmallCap Dividend Fund	$24,468,302	$93,627	$10,350,634	$3,059,172	$(1,999,766)	$15,270,701	$202,066

WTAM or its affiliates may from time to time own shares of a Fund. As of September 30, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Dynamic Currency Hedged International Equity Fund	1,228	$36,508	$111
Emerging Markets Dividend Fund	644	20,312	270
Fundamental U.S. Corporate Bond Fund	168	8,331	67
Dynamic Bearish U.S. Equity Fund	372	9,475	—
Dynamic Long/Short U.S. Equity Fund	314	9,674	—

At September 30, 2017, approximately 79% of the Global SmallCap Dividend Fund’s outstanding shares was held by an affiliated fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	November 17, 2017

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	November 17, 2017

* Print the name and title of each signing officer under his or her signature.